Registration No. 33-74232

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 41

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 303

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson

The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal® Variable Annuity (Flexible Variable Annuity)

It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2023 pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL® VARIABLE ANNUITY
(Flexible Variable Annuity)

Prospectus dated May 1, 2023
Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This prospectus describes Principal® Variable Annuity (Flexible Variable Annuity), an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2023, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal ® Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC's staff and is available at Investor.gov.
You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Obligations of the General Account are subject to the rights of the Company’s other creditors and the Company's overall claims paying ability. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown in Appendix A to this prospectus.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal® Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.
No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

1.GLOSSARY
The terms defined below are used throughout this Prospectus.
accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
anniversary(ies) – the same date and month of each year following the contract date.
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract date – the date that the Contract is issued and which is used to determine contract years.
contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2005, the first contract year ends on June 4, 2006, and the first contract anniversary falls on June 5, 2006).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) account value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers). The term “Fixed Account value” has the same meaning as the term “Fixed Account accumulated value” which has been used in prior years’ prospectuses and in other documents related to your Contract.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal® Variable Annuity Exchange offer, owner refers to the original owner.
purchase payments – the gross amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ values; each division’s value is determined by multiplying the number of units in that division by the unit value of that division. The term “Separate Account division value” has the same meaning as the term “Separate Account accumulated value” which has been used in prior years’ prospectuses and in other documents related to your Contract.
surrender – the withdrawal of all or part of the accumulated value of your Contract.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

2.     KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from your Contract within 7 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.			7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Fees	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.			7. CHARGES – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.

	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1]	1.30%	1.30%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.20%	5.13%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional death benefit available for an additional charge[3]	0.20%	0.20%	7. CHARGES – Optional Death Benefit Rider Charges

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	As a percentage of the average quarterly accumulated value. The annual maximum and current percentage in New York is 0.15%, which is deducted each calendar quarter.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,349	HIGHEST ANNUAL COST $4,690
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last purchase payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits	The Annual Enhanced Death Benefit Rider was an optional benefit you could have purchased at the time you purchased your Contract.	10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have had a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

3.    OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help you accumulate assets through allocation to underlying mutual fund investments and assist you with your long-term retirement planning or other long-term financial needs. Through payments under the annuitization feature, the Contract can supplement your retirement income by providing a stream of periodic payments. The Contract also offers death benefits to protect your designated beneficiaries.
This Contract may be appropriate for you if you have a long term investment horizon, want possible tax-deferred growth, want a death benefit, or want to protect against the risk of you or your spouse outliving your income.

Phases of Contract
Your Contract has two periods - an accumulation period and an annuitization period.
Accumulation Period
To help you accumulate assets during the accumulation period, you can allocate your purchase payments to:

•	a selection of investment options. Each investment option invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

•	DCA Plus accounts. By doing so, amounts are transferred automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and you earn interest on amounts remaining in the DCA Plus accounts.

•	Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Additional information about the underlying mutual funds in which the divisions invest is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
Annuitization Period
You can elect to annuitize your Contract and convert your accumulated value into a fixed stream of income payments. You also have the right to partially annuitize a portion of your accumulated value. You may select when you want the payments to begin.
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. All benefits under this Contract (including the death benefit feature) terminate when you annuitize your entire accumulated value.
See 9. ANNUITY PERIOD.
Contract Features
This Contract is designed to accumulate value and to provide retirement income that you cannot outlive or that continues for a specified period of time. The Contract’s primary features include: withdrawal benefits; a standard and an optional enhanced death benefit (without surrender charges); the ability to annuitize the Contract, which provides a fixed stream of income payments; and a waiver of surrender charge rider.
Annual Enhanced Death Benefit
This is an optional death benefit rider. The rider provides you with the greater of the annual enhanced death benefit or the standard death benefit. The rider can only be purchased at the time the Contract is issued. Once the rider is terminated, it cannot be reinstated (except in Florida). If you don’t have the annual enhanced death benefit rider, the death benefit under the Contract is the standard death benefit.

If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.
Withdrawals could significantly reduce the death benefit.
For additional details on death benefits under this Contract, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT and 9. ANNUITY PERIOD.
Tax Treatment
Your purchase payments accumulate on a tax-deferred basis. Your earnings are not taxed until money is taken out of the Contract, such as when: you make a withdrawal; you receive an income payment; or a death benefit is paid.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no additional charge for this benefit.

This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need; and
•the critical need did not exist before the contract date.
For purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
•total and permanent disability - the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Loans
This Contract does not include any loan options.

4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between underlying investment options.

Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of purchase payments made	0%
(1)    For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2)    Surrender charge (as a percentage of amounts surrendered):

Number of completed contract years since each purchase payment was made	Surrender charge applied to all purchase payments received in that contract year
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

(3)    Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4)    We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of purchase payments made for Contract owners in those states where a premium tax is assessed.

Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you purchased an optional benefit at the time you purchased the Contract, you pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	1.40%	1.30%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Annual Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)	0.20% (2)	0.20% (2)
(1) Some rider provisions may vary from state to state and may be subject to additional restrictions.
(2) The annual maximum and current percentage in New York is 0.15%, which is deducted each calendar quarter.

Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2022
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.20%	5.13%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $11,729	3 years $24,094	5 years $34,431	10 years $59,934
If you annuitize at the end of the applicable time period:	1 year $6,421	3 years $18,967	5 years $31,129	10 years $59,934
If you do not surrender your Contract:	1 year $6,421	3 years $18,967	5 years $31,129	10 years $59,934

5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the policy are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/FVAreport.
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral are better for investors with long time horizons. Surrender charges apply for up to seven years after your last purchase payment and these charges will reduce the value of your Contract if you withdraw money during that time. Taking withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.

Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap Buffer April Account, PVC U.S. LargeCap Buffer January Account, PVC U.S. LargeCap Buffer July Account, and PVC U.S. LargeCap Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/FVAreport.
Fees and Charges
We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in the prospectus.
Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the DCA Plus and Fixed accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
6. GENERAL DESCRIPTION OF INSURANCE COMPANY, SEPARATE ACCOUNT AND MUTUAL FUND COMPANIES
The Insurance Company
The obligations under the Contract (including death benefits, living benefits, or other benefits available under the Contract) are obligations of Principal Life Insurance Company and are subject to the Company’s claims-paying ability and financial strength. The Company’s business address is 711 High Street, Des Moines, IA 50392.
The Separate Account
Separate Account B is a separate account we established to receive and invest purchase payments made by owners of our variable annuity products. Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available and divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal or be greater than the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses. The Company is obligated to pay all amounts promised to investors under the Contracts.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments and death benefit payment(s)) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Underlying Mutual Funds
Information regarding each underlying mutual fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each underlying mutual fund has issued a prospectus that contains more detailed information about the underlying mutual fund. If you wish to receive paper copies of the prospectuses for the underlying mutual funds, you can inform the Company by calling 1-800-852-4450. You also can obtain a copy by visiting the following website: www.principal.com/FVAreport.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying mutual fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
7. CHARGES
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Administrative Expenses Fee, Transaction Fee and Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Deferred Sales Load (“Surrender Charge”)
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
If you specify surrender allocation percentages as part of a partial surrender request, the allocation percentages will also apply to the surrender charges. If you do not provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender, which will also apply to the surrender charges.

The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.
NOTE: If you plan to make multiple purchase payments, you need to be aware that each purchase payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all purchase payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the purchase payments surrendered is determined by the following table.
Surrender charge for Contracts:

Number of completed contract years since each purchase payment was made	Surrender charge applied to all purchase payments received in that contract year
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that purchase payment. However, purchase payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all purchase payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington: surrender charges are applicable only to purchase payments made in the first three contract years.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•first from purchase payments no longer subject to a surrender charge;
•then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (i.e., on a first-in, first-out basis)) described below; and
•then from purchase payments subject to a surrender charge on a first-in, first-out basis.
NOTE: Partial surrenders may be subject to both a surrender charge and a transaction fee.
A surrender charge is not imposed in states where it is prohibited, including:
•    New Jersey – no surrender charge for total surrender on or after the later of the annuitant’s 64th birthday or 4 years after the contract date.
•    Washington – no surrender charge for total surrender on or after the later of the annuitant’s 70th birthday or 10 years after the contract date.
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered purchase payments as of the date of the surrender); or
•10% of the purchase payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee in this section).

When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and
•the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
•    total and permanent disability – a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.
NOTE:    The Waiver of Surrender Charge Rider is not available in Massachusetts.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with 30 days advance written notice.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with 30 days advance written notice. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value to an annuity benefit payment option.
Premium taxes range from 0% in most states to as high as 3.50%.

Annual Administrative Expenses Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Base Contract Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period.
This charge compensates us for our direct and indirect costs associated with administering and providing benefits under the annuity contracts, and selling the annuity contracts (including marketing expenses). It also is designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.05% of the average daily net assets of the Separate Account divisions. If we elect to change the Administration Charge, we will provide you with 30 days advance written notice. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Optional Death Benefit Rider Charges
At the time you purchased your Contract you had the following optional benefit that you could purchase with your Contract: Annual Enhanced Death Benefit Rider.
The annual charge for the optional death benefit rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days the rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual administrative expense fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
Distribution of the Contract
The Company pays upfront commissions to broker dealers up to 6% of each premium payment received. We may pay trail commissions of up to 0.50% of accumulated value at the end of the contract quarter, generally beginning in the second contract year. The upfront commission and/or trail commission varies by broker dealer. Expense allowances may also be paid to broker dealers based on premium payments received and/or accumulated value. The commission paid to a financial professional is determined by their broker dealer. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.
Principal Securities, Inc. ("PSI"), the principal underwriter for the product, may have also received 12b-1 fees in connection with the underlying mutual funds. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the contracts were offered by registered representatives of PSI or such other broker dealers as had entered into selling agreements with PSI. Such registered representatives acted as appointed agents of the Company under applicable state insurance law and must have been licensed to sell variable insurance products. The Company offered the Contract in all jurisdictions where it was licensed to do business and where the Contract was approved.
Underlying Mutual Fund Charges
Charges are deducted from and expenses paid out of the assets of the underlying mutual funds that are described in the prospectuses for those underlying mutual funds. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
8. GENERAL DESCRIPTION OF THE CONTRACT

The Principal® Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
Contract Rights
During the accumulation period, you have material rights to the benefits under the Contract. The benefits include making additional purchase payments, transferring between investment options, taking surrenders and annuitizing the Contract. The annuitant and any joint annuitant (if not the owner or joint owner, respectively) do not have any rights to the Contract. All of your rights of ownership cease upon your death. At that point the death benefit will become payable according to your benefit instructions.
During the annuity period you are still the only person with material rights to the Contract. After the death of the owner the primary beneficiary(ies) have the rights to the death benefit, if any.

If your Contract is part of a qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
Contract Provisions and Limitations
Minimum Contract Value
If no purchase payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract. See 11. PURCHASES AND CONTRACT VALUE – purchase payments.
Allocating purchase payments
•On your application, you direct how your purchase payments will be allocated to the investment options.
•A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds can be found in the current prospectus for each underlying mutual fund, which can be found here: www.principal.com/FVAreport.
•The investment options also include the DCA Plus accounts and Fixed Account.
•Allocations must be in percentages.
•Percentages must be in whole numbers and total 100%.
•Subsequent purchase payments are allocated according to your then current allocation instructions.
•Changes to the allocation instructions are made without charge.
•A change is effective on the next valuation period after we receive your new instructions in good order.
•You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Changes to purchase payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.
•purchase payments are credited on the basis of the unit value next determined after we receive a purchase payment.
Division Transfers
•You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•You must specify the dollar amount or percentage to transfer from each division.
•The minimum transfer amount is the lesser of $100 or the value of your division.
•In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:
•    A transfer has been made from the Fixed Account to a division within six months; or
•    Following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers
•You may make unscheduled division transfers from one division to another division or to the Fixed Account.
•Transfers into DCA Plus accounts are not permitted.
•Transfer values are calculated using the price next determined after we receive your request in good order.
•We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.
Limitations on Unscheduled Transfers
We reserve the right to reject excessive exchanges or purchases if the trade(s) would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
•requiring a minimum time period between each transfer;
•imposing the transaction fee;
•limiting the dollar amount that an owner may transfer at any one time; or
•not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)
•You may elect to have transfers made on a scheduled basis.
•There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•You must specify the dollar amount of the transfer.
•You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
•If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•Transfers into DCA Plus accounts are not permitted.
•If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
•Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
•The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.
Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Fixed Account Transfers
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see 7. CHARGES).

You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:
•    transfer an amount not to exceed 25% of your Fixed Account value; or
•    transfer up to 100% of your Fixed Account value if:
•    your Fixed Account value is less than $1,000; or
•    a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
We will inform you if the renewal interest rate falls to that level.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
•    You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.
•    Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
•    If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•    Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.
•    Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.
•    The minimum transfer amount is $100.
•    If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.
•    If you stop the transfers, you may not start transfers again without our prior approval.
Automatic Portfolio Rebalancing (APR)
•APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
•You may elect APR at any time after the examination offer period has expired.
•APR is not available for values in the Fixed Account or the DCA Plus accounts.
•APR is not available if you have arranged scheduled transfers from the same division.
•There is no charge for APR transfers and no charge for participating in the APR program.
•APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).
•You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Divisions are rebalanced at the end of the next valuation period following your request.
Example: You elect APR to maintain your Separate Account division value with 50% in the Equity Income division and 50% in the Real Estate Securities division. At the end of the specified period, 60% of the accumulated value is in the Equity Income division, with the remaining 40% in the Real Estate Securities division. By rebalancing, units from the Equity Income division are redeemed and applied to the Real Estate Securities division so that 50% of the Separate Account division value is once again in each division.

Fixed Account and DCA Plus Accounts
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and DCA Plus accounts are a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your financial professional or by calling us at 1-800-852-4450.
We reserve the right to refuse purchase payment allocations and transfers from the other investment options to the Fixed Account and purchase payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
Fixed Account
The Company guarantees that purchase payments allocated and amounts transferred to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.

Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
Fixed Account Value
Your Fixed Account value on any valuation date is equal to:
•    purchase payments or credits allocated to the Fixed Account;
•    plus any transfers to the Fixed Account from the other investment options;
•    plus interest credited to the Fixed Account;
•    minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
•    minus any transfers to the Separate Account.
Dollar Cost Averaging Plus Program (DCA Plus Program)
purchase payments allocated to the DCA Plus accounts earn a guaranteed interest rate. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted.
DCA Plus purchase payments
You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.
DCA Plus purchase payments receive the fixed interest rate in effect on the date each purchase payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.

Selecting a DCA Plus Account
DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all purchase payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all purchase payments and accrued interest must be transferred to the selected investment options in no more than 12 months.
We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be calculated as follows: $4,000 ÷ 4 = $1,000.
Scheduled DCA Plus Transfers
Transfers are made from DCA Plus accounts to the divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.
Unscheduled DCA Plus Transfers
You may make unscheduled transfers from DCA Plus accounts to the divisions and/or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
DCA Plus Surrenders
You may take scheduled or unscheduled surrenders from DCA Plus accounts. purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
Exchange Offers
Principal® Variable Annuity Exchange Offer (“exchange offer”)
Original owners of an eligible Principal® Variable Annuity (Flexible Variable Annuity) contract may elect to exchange their Principal® Variable Annuity (Flexible Variable Annuity) contract (“old contract”) for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:
•    The old contract is not subject to any surrender charges; and
•    The exchange offer is available in your state.
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify or terminate the exchange offer upon reasonable written notice to you. The insurance company that issued the old contract was Company.
See APPENDIX B for further details about the exchange offer.
General Account
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments and death benefit payment(s)) become obligations of the General Account. These amounts are subject to Company’s claims-paying ability and financial strength. They also are subject to the rights of the Company’s other creditors.
Contract or Registrant Changes
Any changes we make pursuant to this provision will be made in a manner that is consistent with applicable laws and regulations.

Deletion or Substitution of Separate Account Divisions
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
Frequent Transfers among Divisions
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a contract year to no more than 12;
•Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

9. ANNUITY PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
You may annuitize your Contract any time by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender, withdraw or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 13. TAXES). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take a total surrender after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:
•amount of accumulated value applied to the annuity benefit payment option;
•annuity benefit payment option selected; and
•age and gender of the annuitant (unless fixed period income option is selected).
The amount of the initial payment is determined by applying the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the 1983 Table A Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option may not be changed after annuity benefit payments begin. You may change your selection of an annuity benefit payment option (for which no annuity benefit payments have been made) by sending us a written request prior to the annuitization date. We must receive your written request on or before the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options include:
•Fixed Period Income - Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Life Income - Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.
•Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.
•Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Two-thirds Survivor Life Income - Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.
With our written approval, other annuity benefit payment options may be available without the minimum annuity benefit payment amount guarantees described in the Contract.
Supplementary Contract
When you annuitize your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity benefit payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first annuity benefit payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.

Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 72. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 13. TAXES).
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
10. BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if you don’t have the Annual Enhanced Death Benefit	Standard	No Additional Fee	No Additional Fee	•Withdrawals could significantly reduce the benefit. •If you have the Annual Enhanced Death Benefit Rider, Enhanced Death Benefit replaces the Standard Death Benefit.
Annual Enhanced Death Benefit	Potential for larger death benefit than the standard death benefit	Optional	0.20% (if in New York, 0.15%) (as a percentage of accumulated value)	0.20% (if in New York, 0.15%) (as a percentage of accumulated value)	•If you do not currently have the rider, you cannot purchase it now. •Once the rider is terminated, it cannot be reinstated (except in Florida).

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee	•Not available for values in Fixed Account or DCA Plus accounts.
DCA Plus Program
DCA Plus accounts, which transfer amounts automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and pays you interest on amounts remaining in the DCA Plus accounts.
		Standard	No Additional Fee	No Additional Fee
•Only purchase payments may be allocated to the DCA Plus accounts.
•Transfers from the underlying mutual funds into the DCA Plus accounts are not permitted.
•Transfers occur automatically on the 28th of each month.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee
•Transfer date cannot be on the 29th, 30th or 31st.
•Transfers must be monthly, quarterly, semi-annually or annually.
•Transfers into DCA Plus Accounts not permitted.
•You must provide us notice when you want to stop the scheduled transfers.

Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If you die and...	And...	Then...
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.
All other beneficiaries receive the death benefit under the Contract.
If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.
Unless the surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survives the annuitant, the death benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.

Standard Death Benefit – for Contracts issued prior to November 23, 2003 (and all contracts issued in Louisiana, Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of purchase payments minus any partial surrenders (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus any partial surrenders (and any applicable surrender charges and fees) made after that contract anniversary.
Standard Death Benefit - for Contracts issued on or after November 23, 2003 (except contracts issued in Louisiana, Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = is the total of purchase payments minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c = is the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary.
*     The adjustment for each partial surrender is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or (c) above immediately prior to the partial surrender, where:
•    (i)    is the amount of the partial surrender (and any applicable fees and surrender charges); and
•    (ii)    is the accumulated value immediately before the partial surrender.

Annual Enhanced Death Benefit Rider
This is an optional death benefit rider. The rider provides you with the greater of the annual enhanced death benefit or the standard death benefit. If you do not currently have the rider, you cannot purchase it now. Once the rider is terminated, it cannot be reinstated (except in Florida).
The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. Additional information about the rider charge can be found in Section 7. CHARGES.
For Contracts issued prior to November 23, 2003 and all contracts issued in New Jersey and Washington
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
•    (a) is the standard death benefit;
•    (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any partial surrender (and any applicable fees and charges) (accumulated at 5% annually) until the lock-in date; or
•    (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the amount of each partial surrender (and any applicable fees and charges) made after that contract anniversary and prior to the lock-in date.
NOTE:    For Contracts issued in New York prior to November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).
Lock-in Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date and decreases by the amount of each partial surrender (and any applicable fees and surrender charges) made after the lock-in date. After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charges terminate. The standard death benefit then applies.

For Contracts issued on or after November 23, 2003 (except for contracts issued in New Jersey and Washington)
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
•    (a) is the standard death benefit;
•    (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) (accumulated at 5% annually) until the lock-in date; or
•    (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary and prior to the lock-in date.
NOTE:    For Contracts issued in New York on or after November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).
*    The proportionate withdrawal amount is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or (c) above immediately prior to the partial surrender, where:
•(i) is the amount of the partial surrender (and any applicable fees and surrender charges); and
•(ii) is the accumulated value immediately before the partial surrender.
Lock-In Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date and decreases by the adjusted proportionate withdrawal amount of each partial surrender (and any applicable fees and surrender charges). After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.
Automatic Portfolio Rebalancing (APR). For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
DCA Plus Program. For details about the DCA Plus Accounts and the Dollar Cost Averaging Plus Program, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging). For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider. For details about this benefit, see 7. CHARGES.

11. PURCHASES AND CONTRACT VALUE

How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at our home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.
The date the Contract was issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Purchase payments
•The initial purchase payment must be at least $2,500 for non-qualified contracts.
•The initial purchase payment must be at least $1,000 for all other contracts.
•If you are making purchase payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent purchase payments must be at least $100.
•All purchase payments are subject to a surrender charge period that begins in the contract year each purchase payment is received.
•Subsequent purchase payments must be at least $100 and can be made until the annuitization date.
•Purchase payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any purchase payment that we feel presents a fraud or money laundering risk. Examples of the types of purchase payments we will not accept are cash, money orders, starter checks, travelers’ checks, credit card checks, and foreign checks.
•If you are a member of a retirement plan covering three or more persons, the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
•The total sum of all purchase payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.
•The Company reserves the right to increase the minimum amount for each purchase payment with thirty days advance notice.
•We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).
•Purchase payments are credited on the basis of the unit value next determined after we receive a purchase payment.
•If no purchase payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in 8. GENERAL DESCRIPTION OF THE CONTRACT.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your purchase payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by

•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial purchase payment;
•subsequent purchase payments; and
•transfers from another investment option (including a DCA Plus Account or the Fixed Account).
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division or the Fixed Account; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.The net investment factor measures the performance of each division.
The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = the daily charge for Total Separate Account Annual Expenses and any optional riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.
*    When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Distribution of the Contract
The principal underwriter of the Contract is Principal Securities, Inc. (“PSI”), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392.
12. SURRENDERS AND WITHDRAWALS

This section describes general surrenders and withdrawals (“surrenders”) under your Contract.
Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at the following address (or by contacting us as set forth in 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Telephone and Internet Services ):
Principal Life Insurance Company
PO Box 9382
Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments). Surrenders before age 59½ may involve an income tax penalty (see 13. TAXES).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 7. CHARGES).
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered purchase payments as of the date of the surrender); or
•10% of the purchase payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see 7. CHARGES - Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Total Surrender
•You may surrender the Contract at any time before the annuitization date.
•Surrender values are calculated using the price next determined after we receive your request in good order.
•The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).
•We reserve the right to require you to return the Contract.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. A collateral assignment is an agreement under which you assign the annuity benefits to a lender as collateral for a loan. An irrevocable beneficiary is someone whose name cannot be removed from this annuity contract without his or her consent.
Unscheduled Partial Surrender
•You may surrender a part of your accumulated value at any time before the annuitization date.
•You must specify the dollar amount of the surrender (which must be at least $100).
•The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
•The surrender is deducted from your investment options according to your surrender allocation percentages.
•If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
•We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender
•You may request partial surrenders from any of your investment options on a scheduled basis.
•Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
•You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
•If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
•All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior contract year.
•We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
•The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.
13. TAXES
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.
•Purchase payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.
•An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
•Generally, owners who are non-natural persons (such as a trust, partnership or corporation) are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.
•Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
•The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
•Annuity benefit payments:
•The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
•The “investment in the Contract” is generally the total of the purchase payments made less any tax-free return of premiums.
•After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
•If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
•If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or
•as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
•    If the Contract is owned by a trust, corporation or other non-natural person, then the death of the annuitant will be treated as the death of the owner.
Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. When the owner receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty
•If you take a premature distribution from the Contract, you may incur a 10% income tax penalty on the taxable portion of the distribution, unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Internal Revenue Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made under an immediate annuity contract; or
•allocable to contributions made prior to August 14, 1982.
Tax reporting distributions from an annuity contract that is owned by a trust: The Internal Revenue Service (IRS) determined in Private Letter Ruling 202031008 that a non-grantor trust cannot attain age 59 ½, become disabled, or have a life expectancy. Thus, the IRS held that those three exceptions to the 10% penalty are not applicable to distributions from a deferred annuity contract that is owned by a non-grantor trust. Alternatively, the IRS held that a deferred annuity contract owned by a grantor trust can utilize those three exceptions if the grantor qualifies for the exception (for example, the grantor attained age 59 ½ at the time of the distribution). Consult a tax advisor for further information.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.

This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
•IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
•SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
•SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.
The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions
There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Internal Revenue Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made to pay certain deductible medical expenses;
•for health insurance premiums while unemployed;
•for first home purchases (up to $10,000);
•for qualified higher education expenses;
•for qualified disaster tax relief distributions;
•for qualified reservist distributions;
• for terminal illness distributions;
•for amounts levied by the IRS directly against your IRA; or
•a qualified birth or adoption distribution (up to $5,000).
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.

Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SEP-IRA or SIMPLE-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Upon the death of the owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the owner’s spouse, (2) no more than ten (10) years younger than the owner, (3) the owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.

Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the owner’s death. If the owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the owner’s death.
No individual designated as beneficiary: If the owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or owner’s beneficiary is not an individual (for example, the beneficiary is the owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of owner’s death. If owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
14. LEGAL PROCEEDINGS
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; the principal underwriter; or depositor.
15. FINANCIAL STATEMENTS
The consolidated financial statements of Principal Life Insurance Company that are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to the investment performance of the assets held in Separate Account B.

16.    ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We also may defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice giving you 60 days to increase the accumulated value to $2,000. Termination of the Contracts will not unfairly discriminate against any owner.

Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new purchase payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
•we reinstate the Contract effective on the original surrender date;
•we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;
•these amounts are priced on the valuation date the money from the other company is received by us;
•commissions are not paid on the reinstated amounts; and
•new data page is sent to your address of record.
If a rider was in force at the time of surrender, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If a rider was in force at the time of surrender, rider benefits will be adjusted when the amount originally surrendered differs from the reinstated amount.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
•make premium payment allocation changes;
•set up Dollar Cost Averaging (DCA) scheduled transfers;
•make transfers;
•make changes to Automatic Portfolio Rebalancing (APR); and
• make withdrawals from your annuity in accordance with the Company's current withdrawal guidelines.
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions
•may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly available mutual fund.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the applicable prospectus will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual fund with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Contract and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying mutual funds available under this Contract. Under this Internal Revenue Code Section, separate account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young, LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, IA 50309, for the periods indicated in their reports which also appear in the SAI.

17. REGISTRATION STATEMENT AND SAI

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (the “SAI”) (Part B of the registration statement) and Part C of the registration statement, which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus.
The SAI includes additional information about the Company and is available, without charge, upon request. To obtain a copy of the SAI free of charge, contact your financial professional or write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

You also may obtain a free copy of the SAI by writing to Principal® Variable Annuity (Flexible Variable Annuity), Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382. The SAI and other information also are available on the Company’s website (www.principal.com) or by email request (annuityinternet@principal.com). You can also visit the SEC’s website at www.sec.gov, which contains the SAI and other reports. Lastly, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The name of the Contract is Principal® Variable Annuity (Flexible Variable Annuity). The registration numbers for the Contract are 033-74232 and 811-02091.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/FVAreport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.

The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	-13.41%	5.33%	8.10%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Advisors, LLC/BlackRock Limited	1.01% (2)	-16.07%	3.25%	4.81%
Asset Allocation	Principal VCF Diversified Balanced Account (3) – Class 1 Principal Global Investors, LLC	0.24%	-14.85%	4.15%	5.92%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(3) – Class 2 Principal Global Investors, LLC	0.58%	-14.63%	3.64%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(3) – Class 2 Principal Global Investors, LLC	0.60%	-15.12%	4.70%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (3) – Class 1 Principal Global Investors, LLC	0.54%	-14.38%	3.35%	5.69%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (3) – Class 1 Principal Global Investors, LLC	0.57%	-16.84%	4.09%	6.68%
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (3) – Class 1 Principal Global Investors, LLC	0.64%	-18.10%	4.74%	7.53%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (3) – Class 1 Principal Global Investors, LLC	0.68%	-18.81%	5.06%	7.98%
Appendix A – Investment Options Available     50
Under the Contract

Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (3)(4) - Class 1 Principal Global Investors, LLC	0.54%	-13.09%	1.80%	3.09%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Balanced Portfolio – Class 1 Principal Global Investors, LLC	0.76%	-16.15%	3.88%	6.38%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (3) – Class 1 Principal Global Investors, LLC	0.75%	-14.45%	2.84%	4.83%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Conservative Growth Portfolio – Class 1 Principal Global Investors, LLC	0.78%	-17.79%	4.84%	7.82%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Flexible Income Portfolio – Class 1 Principal Global Investors, LLC	0.70%	-13.11%	2.04%	3.77%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Strategic Growth Portfolio – Class 1 Principal Global Investors, LLC	0.79%	-18.78%	5.53%	8.74%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	-16.14%	4.56%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	-11.41%	2.69%
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.83%	-9.12%	2.25%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	-14.95%	4.08%
Appendix A – Investment Options Available     51
Under the Contract

Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	-13.07%	3.64%
Bank Loan	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.18% (2)	-0.85%	1.64%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77% (2)	22.88%	5.33%	-4.49%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB Equitable Investment Management Group, LLC /SSGA Funds Management, Inc.	0.90% (2)	-20.99%	5.68%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.82% (2)	-22.10%	2.32%	4.27%
Diversified Emerging Markets	Principal VCF Global Emerging Markets Account (1) – Class 1 Principal Global Investors, LLC	1.11%	-22.66%	-2.94%	0.45%
Equity Energy	Fidelity VIP Energy Portfolio – Service Class 2 (1) Fidelity Management & Research Company LLC	0.89%	62.87%	6.94%	4.54%
Equity Precious Metals	VanEck VIP Trust – VanEck VIP Global Gold Fund (1) – Class S Shares Van Eck Associates Corporation	1.45% (2)	-13.36%	3.85%	0.96%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.92%	-20.00%	0.63%	4.32%
Foreign Large Growth	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company LLC	1.02%	-24.68%	2.35%	5.48%
Foreign Large Growth	MFS® International Intrinsic Value Portfolio (1) – Service Class MFS	1.15% (2)	-23.75%	2.77%	7.56%
Global Bond	Franklin Templeton VIP Trust (1) – Templeton Global Bond VIP Fund – Class 4 Franklin Advisers, Inc	0.87% (2)	-5.13%	-2.14%	-0.89%
Appendix A – Investment Options Available     52
Under the Contract

Global Large-Stock Blend	EQ Advisors Trust 1290 VT Smartbeta Equity ESG Portfolio (1) – Class IB Equitable Investment Management Group, LLC / AXA Investment Managers US Inc	1.10% (2)	-14.52%	6.84%
Global Large-Stock Growth	Janus Henderson Global Sustainable Equity Portfolio – Service Shares (1)(5) Janus Henderson Investors US LLC	1.12% (2)
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Advisers, Inc.	1.25% (2)	-26.06%	0.24%	2.89%
Global Small/Mid Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.91% (2)	-29.55%	2.79%	6.84%
Health	Fidelity VIP Health Care Portfolio – Service Class 2 (1) Fidelity Management & Research LLC	0.88%	-12.62%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.96%	-13.32%	8.30%	10.24%
High Yield Bond	American Funds Insurance Series – American High-Income Trust (1) – Class 2 Shares Capital Research and Management Company	0.55% (2)	-9.26%	3.14%	3.86%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Principal Global Investors, LLC	0.51%	-11.81%	0.78%	0.45%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.82% (2)	-13.90%	0.25%	1.10%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.50%	-14.13%	0.27%	1.39%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB Equitable Investment Management Group, LLC / BlackRock Investment Management, LLC	0.91%	-22.12%	8.68%	11.89%
Large Blend	Invesco V.I. Core Equity Fund – Series I Shares Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%
Appendix A – Investment Options Available     53
Under the Contract

Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.20%	-18.33%	9.14%	12.25%
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Principal Global Investors, LLC	0.63%	-16.42%	10.17%	12.54%
Large Blend	Principal VCF U.S. LargeCap Buffer April Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer January Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer July Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer October Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Growth	American Century VP Ultra Fund – Class I American Century Investment Management, Inc.	0.76% (2)	-32.38%	11.10%	14.12%
Large Growth	Calvert VP Nasdaq 100 Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.73 (2)	-32.81	11.55	15.61
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class Fidelity Management & Research Company LLC	0.70%	-26.38%	8.55%	11.31%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class Fidelity Management & Research Company LLC	0.71%	-24.52%	12.31%	14.69%
Large Growth	Invesco V.I. American Franchise Fund – Series I Shares Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
Large Growth	Principal VCF Blue Chip Account (1) - Class 3 Principal Global Investors, LLC	1.05% (2)	-31.20%
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 Principal Global Investors, LLC/Brown Advisory, LLC & TRowe Price Associates, Inc.	0.69% (2)	-34.16%	8.85%	12.67%
Appendix A – Investment Options Available     54
Under the Contract

Large Value	American Century VP Disciplined Core Value Fund – Class I American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
Large Value	American Century VP Value Fund (1) – Class II American Century Investment Management, Inc.	0.88%	0.31%	7.68%	10.41%
Large Value	American Funds Insurance Series – Washington Mutual Investors Fund (1) – Class 2 Shares Capital Research and Management Company	0.50% (2)	-8.45%	7.11%	11.30%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company LLC	0.76%	-5.25%	7.88%	9.91%
Large Value	Principal VCF Equity Income Account – Class 1 Principal Global Investors, LLC	0.48%	-10.50%	7.42%	10.70%
Mid-Cap Blend	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84% (2)	-9.99%	8.51%	10.02%
Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Invesco Advisers, Inc.	0.86%	-30.98%	8.64%	11.83%
Mid-Cap Growth	Janus Henderson Series Enterprise Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.54%	-22.98%	8.88%	12.54%
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company LLC	0.24%	1.44%	1.08%	0.64%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors, LLC	0.58% (2)	-15.04%	4.52%
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.90% (2)	11.28%	2.54%	1.75%
Appendix A – Investment Options Available     55
Under the Contract

Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.67% (2)	-3.40%	2.25%	2.25%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Resources Fund (1) – Class S Shares Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.10%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.79%	-25.41%	4.93%	7.79%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.66% (2)	-6.36%	1.04%	1.12%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class PIMCO	0.77%	-5.84%	-0.02%	0.32%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Principal Global Investors, LLC	0.41%	-3.45%	0.94%	1.28%
Small Blend	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB Equitable Investment Management Group, LLC / GAMCO Asset Management, Inc	1.05%	-10.67%	4.98%	9.45%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81% (2)	-19.38%	4.33%	9.20%
Small Blend	Invesco V.I. Main Street Small Cap Fund (1) – Series II Invesco Advisors, Inc.	1.12%	-16.04%	6.74%	10.60%
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.95%	-20.51%	5.54%	8.33%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	-20.63%	5.75%	10.50%
Appendix A – Investment Options Available     56
Under the Contract

Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB Equitable Investment Management Group, LLC / Lord, Abbett & Co. LLC / BlackRock Investment Management, LLC	1.15% (2)	-26.00%	8.72%
Small Growth	MFS® New Discovery Series (1) – Service Class MFS	1.12% (2)	-29.99%	7.53%	9.71%
Small Value	AllianceBernstein VPS Discovery Value Portfolio (8) – Class A AllianceBernstein L.P.	0.80%	-15.63%	3.88%	9.33%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.08%	-12.35%	4.04%	8.92%
Small Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas, Inc.	1.18% (2)	-16.14%	1.77%	6.84%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.91% (2)	-10.06%	5.48%	9.09%
Technology	Invesco V.I. Technology Fund – Series I Shares Invesco Advisers, Inc.	0.98%	-39.95%	6.31%	10.46%
(1)     This underlying mutual fund pays 12b-1 fees to PSI.
(2)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4)     Effective April 28, 2023, the Principal VCF Principal LifeTime 2010 Account was merged into the Principal VCF Principal LifeTime Strategic Income Account.
(5)     This Fund is not showing Average Annual Total Returns because operation of the Fund is less than a year old and will not have annual returns for the years shown.
(6)     This underlying mutual fund is not available in the state of New York.
(7)     This underlying mutual fund may not be available through all broker-dealers.
(8)     Effective June 3, 2023, the AllianceBernstein VPS Small/Mid Cap Value will be known as the AllianceBernstein VPS Discovery Value Portfolio.

Appendix A – Investment Options Available     57
Under the Contract

APPENDIX B – PRINCIPAL® VARIABLE ANNUITY EXCHANGE OFFER

Principal® Variable Annuity Exchange Offer (“exchange offer”)
Original owners of an eligible Principal® Variable Annuity (Flexible Variable Annuity) contract (“old contract”) may elect to exchange their old contract for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:
•Your old contract is not subject to any surrender charges; and
•The exchange offer is available in your state. The exchange offer is available in all U.S. states except New York.
Exchange Offer Terms and Conditions
•You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider. To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.
•You must receive a current prospectus for the new contract.
•You must complete all required exchange offer forms.
•If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders result in restrictions of your Contract investment options (review this prospectus in its entirety for full details).
•The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.
•Any new purchase payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
•At Contract issue, the GMWB death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.
•We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
•The exchange offer is not available for partial exchanges.
•Only one old contract can be exchanged for one new contract.
Exchange Offer Duration
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify or terminate the exchange offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix B – Principal Variable Annuity Exchange Offer    58

Summary Comparison* of Principal® Variable Annuity and
Principal® Lifetime Income Solutions II Variable Annuity with GMWB Rider
You must select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. Features	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
GMWB Rider(s)	Not available	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
GMWB investment options Target Income Protector -OR- Flexible Income Protector -OR- Flexible Income Protector Plus	Not applicable Not applicable Not applicable
Diversified Balanced Volatility Control Account
Diversified Growth Volatility Control Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account**
Diversified Balanced Managed Volatility Account**
Diversified Growth Account**
Diversified Growth Managed Volatility Account**
Diversified Income Account
Fidelity VIP Government Money Market Portfolio
PVC U.S. LargeCap Buffer April Account
PVC U.S. LargeCap Buffer January Account
PVC U.S. LargeCap Buffer July Account
PVC U.S. LargeCap Buffer October Account

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1
*    Does not reflect state variations.
**    Effective July 1, 2022, this account in not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
***    Only available for new purchase payments. The DCA Plus Accounts are not available for the amount being exchanged.
Appendix B – Principal Variable Annuity Exchange Offer    59

B. Annuitization	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total purchase payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of
(i) total purchase payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die

Appendix B – Principal Variable Annuity Exchange Offer    60

D. Fees and Charges	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge*	Maximum: 1.25% Current: 1.25%	Maximum: 3.00% Current: 1.25%
Administration Charge* (on an annual basis)	Maximum: 0.15% Current: 0.05%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses**	Maximum Annual: 5.13% Minimum Annual: 0.20%	Maximum Annual: 1.06% Minimum Annual: 0.47%
Target Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Plus Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.
Not available Not available Not available	Maximum Annual: 2.00%

Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%

Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%

Current Annual: See the applicable GMWB Charges and Percentages Supplement***
*    Charges taken daily as a percentage of the average daily Separate Account division value.
**    For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
***    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement, is available at www.principal.com/LifeIncomeIIVAReport.
Appendix B – Principal Variable Annuity Exchange Offer    61

E. Transaction Fees	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new purchase payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction fees, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract purchase payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new purchase payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus) not available under the old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.
Appendix B – Principal Variable Annuity Exchange Offer    62

A GMWB rider results in restriction of your Contract investment options to more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional purchase payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional purchase payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional purchase payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protectors, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See 13. TAXES section of this prospectus.
Appendix B – Principal Variable Annuity Exchange Offer    63

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

PRINCIPAL® VARIABLE ANNUITY
(Flexible Variable Annuity)

Statement of Additional Information

dated May 1, 2023

This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Principal ® Variable Annuity (Flexible Variable Annuity) (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2023.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal® Variable Annuity (Flexible Variable Annuity)
Principal Financial Group
P.O. Box 9382
Des Moines Iowa 50306-9382
Telephone: 1-800-852-4450

2

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Flexible Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public was continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2022 received/retained	2021 received/retained	2020 received/retained
$2,615,502/$0	$8,632,569/$0	$8,307,089/$0

CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions.
The Contract was not offered prior to June 16, 1994. Certain of the underlying funds were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
3

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.

	Yield For the Period Ended December 31, 2022
For Contracts	7-day annualized yield	7-day effective yield
without a surrender charge or a Purchase Payment Credit Rider	2.68%	2.71%
with a surrender charge but without a Purchase Payment Credit Rider	-3.32%	-3.29%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Purchase Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Purchase Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2022 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small/Mid Cap Value	05/02/2001	-22.75%	1.95%	7.89%
American Asset Allocation	08/01/1989	-20.55%	3.41%	6.67%
American Blue Chip Income and Growth	07/05/2001	-15.66%	5.20%	9.83%
American Century VP Disciplined Core Value	10/31/1997	-19.89%	4.94%	9.18%
American Century VP Inflation Protection	12/31/2002	-20.23%	-0.57%	-0.68%
American Century VP Mid Cap Value	10/29/2004	-8.69%	4.70%	9.39%
American Century VP Ultra	05/01/2001	-39.28%	9.21%	12.62%
American Century VP Value	05/01/1996	-7.01%	5.77%	8.96%
American Funds Global Small Cap	04/30/1998	-36.49%	0.85%	5.43%
American Funds High Income Trust	02/08/1984	-16.47%	1.20%	2.48%
American New World	06/17/1999	-29.13%	0.37%	2.88%
BlackRock 60/40 Target Allocation ETF	04/30/2014	-22.16%	2.60%		3.19%
BlackRock Global Allocation VI	02/28/1992	-23.19%	1.31%	3.42%
Blue Chip	12/09/2020	-38.12%			-9.55%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	-39.71%	9.63%	14.06%
Columbia Limited Duration Credit	05/07/2010	-13.60%	-0.92%	-0.24%
Core Plus Bond	12/18/1987	-21.27%	-1.69%	0.04%
Delaware VIP Small Cap Value	05/01/2000	-19.52%	2.11%	7.48%
Deutsche Small Mid Cap Value	05/01/1996	-23.25%	-0.18%	5.44%
Diversified Balanced Managed Volatility	10/31/2013	-21.76%	1.71%		3.40%
Diversified Balanced	12/30/2009	-21.98%	2.22%	4.51%
4

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Growth Managed Volatility	10/31/2013	-22.25%	2.77%		4.47%
Diversified International	05/02/1994	-27.06%	-1.34%	2.97%
EQ Advisors Trust 1290 VT Convertible Securities Portfolio	10/28/2013	-28.04%	3.76%		4.88%
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio	08/01/1988	-17.86%	3.00%	7.98%
EQ Advisors Trust 1290 VT Micro Cap Portfolio	04/18/2014	-32.90%	6.86%		7.73%
EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio	10/28/2013	-21.66%	4.93%		6.41%
EQ Advisors Trust 1290 VT Socially Responsible Portfolio	08/31/1999	-29.16%	6.79%	10.42%
Equity Income	04/28/1998	-17.68%	5.52%	9.25%
Fidelity VIP Contrafund	01/03/1995	-33.36%	6.66%	9.85%
Fidelity VIP Energy Portfolio	07/19/2001	54.77%	4.94%	3.08%
Fidelity VIP Equity-Income	11/03/1986	-12.50%	5.98%	8.46%
Fidelity VIP Government Money Market	04/01/1982	-5.90%	-0.88%	-0.71%
Fidelity VIP Growth	10/31/1986	-31.53%	10.43%	13.19%
Fidelity VIP Health Care Portfolio	07/18/2001	-19.78%	8.37%	13.44%
Fidelity VIP Overseas	01/28/1987	-31.68%	0.41%	4.09%
Franklin Global Real Estate	01/24/1989	-33.05%	-1.73%	1.53%
Franklin Small Cap Value VIP	04/30/1998	-17.26%	3.56%	7.65%
Global Emerging Markets	10/24/2000	-29.69%	-4.96%	-0.85%
Goldman Sachs VIT Mid Cap Value	05/01/1998	-17.18%	6.62%	8.57%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-26.45%	2.41%	7.77%
Government & High Quality Bond	05/06/1993	-18.97%	-2.76%	-0.89%
Guggenheim Floating Rate Strategies	04/22/2013	-8.16%	-0.31%		1.28%
Guggenheim Global Managed Futures Strategy	11/07/2008	3.82%	0.60%	0.39%
Guggenheim Long Short Equity Fund	05/01/2002	-21.52%	-1.54%	2.37%
Guggenheim Multi-Hedge Strategies	11/29/2005	-10.67%	0.31%	0.89%
Guggenheim Rydex Commodities Strategy	09/30/2005	15.27%	3.40%	-5.81%
Invesco VI American Franchise	07/03/1995	-38.03%	5.77%	10.17%
Invesco VI Core Equity	05/02/1994	-27.60%	4.28%	6.87%
Invesco VI Discovery Mid Cap Growth	08/15/1986	-37.90%	6.75%	10.36%
Invesco VI Global Health Care	05/22/1997	-20.47%	6.40%	8.79%
Invesco VI Main Street Small Cap	07/16/2001	-23.16%	4.83%	9.15%
Invesco VI Small Cap Equity	08/29/2003	-27.56%	3.62%	6.90%
Invesco VI Technology	05/21/1997	-46.76%	4.40%	9.00%
Janus Henderson Enterprise	09/13/1993	-23.26%	7.46%	11.62%
Janus Henderson Flexible Bond	09/13/1993	-21.04%	-1.72%	-0.25%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022				-21.50%
LargeCap Growth I	06/01/1994	-41.04%	6.96%	11.19%
LargeCap S&P 500 Index	05/03/1999	-25.42%	7.24%	10.77%
MFS New Discovery	05/01/1998	-36.93%	5.63%	8.26%
MFS VIT International Value	08/23/2001	-30.77%	0.83%	6.14%
MidCap	12/18/1987	-30.00%	6.98%	11.07%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	-23.25%	2.64%		4.73%
Northern Lights TOPS Balanced ETF	07/22/2015	-18.58%	0.75%		2.27%
Northern Lights TOPS Conservative ETF	07/22/2015	-16.32%	0.30%		1.40%
Northern Lights TOPS Growth ETF	07/22/2015	-22.08%	2.15%		4.05%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	-20.22%	1.70%		3.24%
PIMCO VIT Low Duration	03/31/2006	-13.08%	-2.00%	-1.03%
Principal Capital Appreciation	04/28/1998	-23.53%	8.28%	11.06%
Principal LifeTime 2010	08/30/2004	-20.35%	0.41%	2.84%
Principal LifeTime 2020	08/30/2004	-21.52%	1.42%	4.29%
Principal LifeTime 2030	08/30/2004	-23.94%	2.16%	5.28%
Principal LifeTime 2040	08/30/2004	-25.19%	2.81%	6.12%
Principal LifeTime 2050	08/30/2004	-25.88%	3.14%	6.56%
5

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime Strategic Income	08/30/2004	-20.24%	-0.15%	1.73%
Real Estate Securities	05/01/1998	-32.41%	3.01%	6.37%
SAM Balanced	06/03/1997	-23.26%	1.95%	4.98%
SAM Conservative Balanced	04/23/1998	-21.59%	0.90%	3.45%
SAM Conservative Growth	06/03/1997	-24.88%	2.92%	6.40%
SAM Flexible Income	09/09/1997	-20.26%	0.09%	2.39%
SAM Strategic Growth	06/03/1997	-25.86%	3.61%	7.32%
Short-Term Income	01/12/1994	-10.72%	-1.02%	-0.07%
SmallCap	05/01/1998	-27.69%	3.84%	9.05%
Templeton Global Bond VIP	01/24/1989	-12.38%	-4.42%	-2.21%
US LargeCap Buffer January Account	12/28/2022				-6.04%
US LargeCap Buffer July Account	06/29/2022				-4.76%
US LargeCap Buffer October Account	09/29/2022				-1.09%
VanEck VIP Global Gold Fund	04/26/2013	-20.51%	1.88%		-0.45%
VanEck VIP Global Resources	05/01/2006	0.70%	2.07%	-1.25%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small/Mid Cap Value	05/02/2001	-16.75%	2.50%	7.89%
American Asset Allocation	08/01/1989	-14.55%	3.93%	6.67%
American Blue Chip Income and Growth	07/05/2001	-9.66%	5.69%	9.83%
American Century VP Disciplined Core Value	10/31/1997	-13.89%	5.43%	9.18%
American Century VP Inflation Protection	12/31/2002	-14.23%	0.03%	-0.68%
American Century VP Mid Cap Value	10/29/2004	-2.69%	5.19%	9.39%
American Century VP Ultra	05/01/2001	-33.28%	9.63%	12.62%
American Century VP Value	05/01/1996	-1.01%	6.25%	8.96%
American Funds Global Small Cap	04/30/1998	-30.49%	1.43%	5.43%
American Funds High Income Trust	02/08/1984	-10.47%	1.77%	2.48%
American New World	06/17/1999	-23.13%	0.96%	2.88%
BlackRock 60/40 Target Allocation ETF	04/30/2014	-16.16%	3.13%		3.19%
BlackRock Global Allocation VI	02/28/1992	-17.19%	1.88%	3.42%
Blue Chip	12/09/2020	-32.12%			-6.89%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	-33.71%	10.05%	14.06%
Columbia Limited Duration Credit	05/07/2010	-7.60%	-0.30%	-0.24%
Core Plus Bond	12/18/1987	-15.27%	-1.06%	0.04%
Delaware VIP Small Cap Value	05/01/2000	-13.52%	2.65%	7.48%
Deutsche Small Mid Cap Value	05/01/1996	-17.25%	0.42%	5.44%
Diversified Balanced Managed Volatility	10/31/2013	-15.76%	2.27%		3.40%
Diversified Balanced	12/30/2009	-15.98%	2.77%	4.51%
Diversified Growth Managed Volatility	10/31/2013	-16.25%	3.31%		4.47%
Diversified International	05/02/1994	-21.06%	-0.71%	2.97%
EQ Advisors Trust 1290 VT Convertible Securities Portfolio	10/28/2013	-22.04%	4.27%		4.88%
EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio	08/01/1988	-11.86%	3.53%	7.98%
EQ Advisors Trust 1290 VT Micro Cap Portfolio	04/18/2014	-26.90%	7.31%		7.73%
EQ Advisors Trust 1290 VT SmartBeta Equity Portfolio	10/28/2013	-15.66%	5.42%		6.41%
EQ Advisors Trust 1290 VT Socially Responsible Portfolio	08/31/1999	-23.16%	7.25%	10.42%
Equity Income	04/28/1998	-11.68%	6.00%	9.25%
Fidelity VIP Contrafund	01/03/1995	-27.36%	7.12%	9.85%
Fidelity VIP Energy Portfolio	07/19/2001	60.77%	5.43%	3.08%
Fidelity VIP Equity-Income	11/03/1986	-6.50%	6.45%	8.46%
Fidelity VIP Government Money Market	04/01/1982	0.10%	-0.26%	-0.71%
Fidelity VIP Growth	10/31/1986	-25.53%	10.83%	13.19%
Fidelity VIP Health Care Portfolio	07/18/2001	-13.78%	8.80%	13.44%
6

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Overseas	01/28/1987	-25.68%	0.99%	4.09%
Franklin Global Real Estate	01/24/1989	-27.05%	-1.10%	1.53%
Franklin Small Cap Value VIP	04/30/1998	-11.26%	4.07%	7.65%
Global Emerging Markets	10/24/2000	-23.69%	-4.24%	-0.85%
Goldman Sachs VIT Mid Cap Value	05/01/1998	-11.18%	7.08%	8.57%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	-20.45%	2.95%	7.77%
Government & High Quality Bond	05/06/1993	-12.97%	-2.10%	-0.89%
Guggenheim Floating Rate Strategies	04/22/2013	-2.16%	0.29%		1.28%
Guggenheim Global Managed Futures Strategy	11/07/2008	9.82%	1.18%	0.39%
Guggenheim Long Short Equity Fund	05/01/2002	-15.52%	-0.91%	2.37%
Guggenheim Multi-Hedge Strategies	11/29/2005	-4.67%	0.89%	0.89%
Guggenheim Rydex Commodities Strategy	09/30/2005	21.27%	3.92%	-5.81%
Invesco VI American Franchise	07/03/1995	-32.03%	6.24%	10.17%
Invesco VI Core Equity	05/02/1994	-21.60%	4.78%	6.87%
Invesco VI Discovery Mid Cap Growth	08/15/1986	-31.90%	7.21%	10.36%
Invesco VI Global Health Care	05/22/1997	-14.47%	6.87%	8.79%
Invesco VI Main Street Small Cap	07/16/2001	-17.16%	5.33%	9.15%
Invesco VI Small Cap Equity	08/29/2003	-21.56%	4.14%	6.90%
Invesco VI Technology	05/21/1997	-40.76%	4.90%	9.00%
Janus Henderson Enterprise	09/13/1993	-17.26%	7.91%	11.62%
Janus Henderson Flexible Bond	09/13/1993	-15.04%	-1.08%	-0.25%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022				-15.50%
LargeCap Growth I	06/01/1994	-35.04%	7.41%	11.19%
LargeCap S&P 500 Index	05/03/1999	-19.42%	7.69%	10.77%
MFS New Discovery	05/01/1998	-30.93%	6.11%	8.26%
MFS VIT International Value	08/23/2001	-24.77%	1.41%	6.14%
MidCap	12/18/1987	-24.00%	7.44%	11.07%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	-17.25%	3.17%		4.73%
Northern Lights TOPS Balanced ETF	07/22/2015	-12.58%	1.32%		2.27%
Northern Lights TOPS Conservative ETF	07/22/2015	-10.32%	0.89%		1.40%
Northern Lights TOPS Growth ETF	07/22/2015	-16.08%	2.69%		4.05%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	-14.22%	2.26%		3.24%
PIMCO VIT Low Duration	03/31/2006	-7.08%	-1.35%	-1.03%
Principal Capital Appreciation	04/28/1998	-17.53%	8.71%	11.06%
Principal LifeTime 2010	08/30/2004	-14.35%	1.00%	2.84%
Principal LifeTime 2020	08/30/2004	-15.52%	1.98%	4.29%
Principal LifeTime 2030	08/30/2004	-17.94%	2.71%	5.28%
Principal LifeTime 2040	08/30/2004	-19.19%	3.35%	6.12%
Principal LifeTime 2050	08/30/2004	-19.88%	3.67%	6.56%
Principal LifeTime Strategic Income	08/30/2004	-14.24%	0.44%	1.73%
Real Estate Securities	05/01/1998	-26.41%	3.54%	6.37%
SAM Balanced	06/03/1997	-17.26%	2.50%	4.98%
SAM Conservative Balanced	04/23/1998	-15.59%	1.48%	3.45%
SAM Conservative Growth	06/03/1997	-18.88%	3.45%	6.40%
SAM Flexible Income	09/09/1997	-14.26%	0.68%	2.39%
SAM Strategic Growth	06/03/1997	-19.86%	4.13%	7.32%
Short-Term Income	01/12/1994	-4.72%	-0.40%	-0.07%
SmallCap	05/01/1998	-21.69%	4.35%	9.05%
Templeton Global Bond VIP	01/24/1989	-6.38%	-3.71%	-2.21%
US LargeCap Buffer January Account	12/28/2022				-0.04%
US LargeCap Buffer July Account	06/29/2022				1.24%
US LargeCap Buffer October Account	09/29/2022				4.91%
7

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
VanEck VIP Global Gold Fund	04/26/2013	-14.51%	2.43%		-0.45%
VanEck VIP Global Resources	05/01/2006	6.70%	2.62%	-1.25%

8

TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement — annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2021	$6,000	$12,000
2022	$6,000	$12,000
2023	$6,500	$13,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2021, 2022 and 2023. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are generally fully tax deductible regardless of income. However, if your or your spouse is an active participant in a qualified retirement plan, the ability to deduct IRA contributions depends upon his/her income level and tax filing status.
If you are not covered by a retirement plan at work, the following table may help you determine if your modified AGI affects the amount of your IRA deduction for 2023:

If Your Filing Status Is...	And Your Modified AGI Is...	Then You May be Able to Take...
single, head of household, or qualifying widow(er)	any amount	a full deduction up to the amount of your contribution limit.
married filing jointly or separately with a spouse who is not covered by a plan at work	any amount	a full deduction up to the amount of your contribution limit.
married filing jointly with a spouse who is covered by a plan at work	$218,000 or less	a full deduction up to the amount of your contribution limit.
married filing jointly with a spouse who is covered by a plan at work	more than $218,000 but less than $228,000	a partial deduction.
married filing jointly with a spouse who is covered by a plan at work	$228,000 or more	no deduction.
married filing separately with a spouse who is covered by a plan at work	less than $10,000	a partial deduction.
married filing separately with a spouse who is covered by a plan at work	$10,000 or more	no deduction.
Note: If you file separately and did not live with your spouse at any time during the year, your IRA deduction is determined under the "Single" filing status.
9

If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status. If you are covered by a retirement plan at work, the following table may help you determine if your modified AGI affects the amount of your IRA deduction for 2023:

If Your Filing Status Is...	And Your Modified AGI Is...	Then You May be Able to Take...
single or head of household	$73,000 or less	a full deduction up to the amount of your contribution limit.
single or head of household	more than $73,000 but less than $83,000	a partial deduction.
single or head of household	$83,000 or more	no deduction.
married filing jointly or qualifying widow(er)	$116,000 or less	a full deduction up to the amount of your contribution limit.
married filing jointly or qualifying widow(er)	more than $116,000 but less than $136,000	a partial deduction.
married filing jointly or qualifying widow(er)	$136,000 or more	no deduction.
married filing separately	less than $10,000	a partial deduction.
married filing separately	$10,000 or more	no deduction.
If you file separately and did not live with your spouse at any time during the year, your IRA deduction is determined under the "Single" filing status.
Taxation of Distributions . Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions may qualify for an exception to the 10% pre-age 59½ premature distribution penalty, including distributions: due to death; due to disability; if the distribution is paid as part of a series of substantially equal periodic payments (SEPPs) made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; to pay deductible medical expenses; for unemployed health insurance premiums; for first-time home purchases (up to $10,000); for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; for qualified birth or adoption (up to $5,000); due to terminal illness; and for disaster relief (up to $22,000).
Required Distributions . Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. If the Owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the Owner’s death.
10

No individual designated as beneficiary: If the Owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or Owner’s beneficiary is not an individual (for example, the beneficiary is the Owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or Owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions.  Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $66,000 for 2023.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2021	$19,500	$6,500
2022	$20,500	$6,500
2023	$22,500	$7,500
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,500 for 2023.
11

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $15,500 limit in 2023) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2023, an individual under age 50 defers the maximum of $15,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $7,000 ($22,500 - $15,500) to the 401(k) plan for 2023.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2021	$13,500	$3,000	$19,500
2022	$14,000	$3,000	$20,500
2023	$15,500	$3,500	$22,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2021	$6,000	$1,000
2022	$6,000	$1,000
2023	$6,500	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2021, 2022 and 2023. For succeeding years, individual Roth IRA catch-up limits are indexed for cost-of-living.
For 2023, the maximum contribution is phased out for single taxpayers with adjusted gross income between $138,000 and $153,000 and for joint filers with adjusted gross income between $218,000 and $228,000 (see chart below).

Modified Adjusted Gross Income Limits – 2023
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
< $138,000	< $218,000	Full Contribution
> $138,000 but < $153,000	> $218,000 but < $228,000	Partial Contribution*
> $153,000	> $228,000	No Contribution
*    Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.
12

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59 ½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.

13

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 12, 2023

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Small Cap Growth Class A
AllianceBernstein VPS Small/Mid Cap Value Class A
Alps/Red Rocks Global Opportunity Portfolio Class III
American Century VP Capital Appreciation Class I
American Century VP Disciplined Core Value Class I
American Century VP Inflation Protection Class II
American Century VP Mid Cap Value Class II
American Century VP Ultra Class I
American Century VP Ultra Class II
American Century VP Value Class II
American Funds Insurance Series Asset Allocation Fund Class 2
American Funds Insurance Series Asset Allocation Fund Class 4
American Funds Insurance Series Washington Mutual Investors Class 2
American Funds Insurance Series Washington Mutual Investors Class 4
American Funds Insurance Series Global Small Capitalization Fund Class 2
American Funds Insurance Series Global Small Capitalization Fund Class 4
American Funds Insurance Series High-Income Trust Class 2
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2
American Funds Insurance Series Managed Risk Growth Fund Class P2
American Funds Insurance Series Managed Risk International Fund Class P2
American Funds Insurance Series New World Fund Class 2
American Funds Insurance Series New World Fund Class 4
BlackRock 60/40 Target Allocation Class III
BlackRock Advantage SMID Cap Class III
BlackRock Global Allocation Class III
BNY Mellon IP MidCap Stock Service Shares
BNY Mellon IP Technology Growth Service Shares
Calvert VP EAFE International Index Class F
Calvert VP Investment Grade Bond Portfolio Class F
Calvert VP Russell 2000 Small Cap Index Class F
Calvert VP S&P MidCap 400 Index Class F
ClearBridge Small Cap Growth Class II
Columbia Limited Duration Credit Class 2
Columbia Small Cap Value Class 2
Core Plus Bond Class 1
Delaware Small Cap Value Service Class
Diversified Balanced Class 1
Diversified Balanced Class 2
Diversified Balanced Managed Volatility Class 2
Diversified Balanced Volatility Control Class 2
Diversified Growth Class 2
Diversified Growth Managed Volatility Class 2
Diversified Growth Volatility Control Class 2
Diversified Income Class 2
Diversified International Class 1
DWS Alternative Asset Allocation Class B
DWS Equity 500 Index Class B2
DWS Small Mid Cap Value Class B
Equity Income Class 1
Equity Income Class 2
EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio Class IB
EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio Class IB
EQ Advisors TrustSM 1290 VT Micro Cap Portfolio Class IB
EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio Class IB (4)
EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio Class IB
	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Fidelity VIP Contrafund Service Class 2
Fidelity VIP Contrafund Service Class
Fidelity VIP Equity-Income Service Class 2
Fidelity VIP Freedom 2020 Service Class 2
Fidelity VIP Freedom 2030 Service Class 2
Fidelity VIP Freedom 2040 Service Class 2
Fidelity VIP Freedom 2050 Service Class 2
Fidelity VIP Government Money Market Initial Class
Fidelity VIP Government Money Market Service Class 2
Fidelity VIP Growth Service Class
Fidelity VIP Growth Service Class 2
Fidelity VIP Mid Cap Service Class
Fidelity VIP Mid Cap Service Class 2
Fidelity VIP Overseas Service Class 2
Franklin Global Real Estate VIP Class 2
Franklin Income VIP Class 4
Franklin Rising Dividends VIP Class 4
Franklin Small Cap Value VIP Class 2
Franklin U.S. Government Fund Class 2
Global Emerging Markets Class 1 (1)
Goldman Sachs VIT Mid Cap Value Institutional Shares
Goldman Sachs VIT Mid Cap Value Service Shares
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights Service Shares
Government & High Quality Bond Class 1
Guggenheim Floating Rate Strategies Series F
Guggenheim Investments Global Managed Futures Strategy
Guggenheim Investments Long Short Equity
Guggenheim Investments Multi-Hedge Strategies
Invesco V.I. American Franchise Series I
Invesco V.I. Balanced-Risk Allocation Series II
Invesco V.I. Core Equity Series I
Invesco V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Health Care Series I
Invesco V.I. Health Care Series II
Invesco V.I. EQV International Equity Series I (2)
Invesco V.I. EQV International Equity Series II (3)
Invesco V.I. Main Street Small Cap Series II
Invesco V.I. Small Cap Equity Series I
Invesco V.I. Technology Series I
Janus Henderson Enterprise Service Shares Janus Henderson Flexible Bond Service Shares
Janus Henderson Global Technology and Innovation Service Shares
LargeCap Growth I Class 1
LargeCap S&P 500 Index Class 1
LargeCap S&P 500 Index Class 2
MFS International Intrinsic Value Service Class
MFS New Discovery Service Class
MFS Utilities Service Class
MFS Value Service Class
For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

MidCap Class 1
MidCap Class 2
Neuberger Berman AMT Mid Cap Growth Portfolio Class S
Neuberger Berman AMT Sustainable Equity Class I
Neuberger Berman AMT Sustainable Equity Class S
PIMCO All Asset Administrative Class
PIMCO All Asset Advisor Class
PIMCO Commodity Real Return Strategy Class M
PIMCO High Yield Administrative Class
PIMCO Low Duration Advisor Class
PIMCO Total Return Administrative Class
Principal Capital Appreciation Class 1
Principal Capital Appreciation Class 2
Principal LifeTime 2010 Class 1
Principal LifeTime 2020 Class 1
Principal LifeTime 2030 Class 1
Principal LifeTime 2040 Class 1
Principal LifeTime 2050 Class 1
Principal LifeTime Strategic Income Class 1
Real Estate Securities Class 1
Real Estate Securities Class 2
Rydex Basic Materials
Rydex Commodities Strategy
Rydex NASDAQ 100
SAM Balanced Portfolio Class 1
SAM Balanced Portfolio Class 2
SAM Conservative Balanced Portfolio Class 1
SAM Conservative Balanced Portfolio Class 2
SAM Conservative Growth Portfolio Class 1
SAM Conservative Growth Portfolio Class 2
SAM Flexible Income Portfolio Class 1
SAM Flexible Income Portfolio Class 2
SAM Strategic Growth Portfolio Class 1
SAM Strategic Growth Portfolio Class 2
Short-Term Income Class 1
SmallCap Class 1
SmallCap Class 2
T. Rowe Price Blue Chip Growth Portfolio II
T. Rowe Price Health Sciences Portfolio II
Templeton Global Bond VIP Class 4
Templeton Growth VIP Class 2
The Merger Fund
TOPS Aggressive Growth ETF Portfolio Investor Class
TOPS Balanced ETF Portfolio Investor Class
TOPS Conservative ETF Portfolio Investor Class
TOPS Growth ETF Portfolio Investor Class
TOPS Moderate Growth ETF Portfolio Investor Class
VanEck Global Resources Class S Division

Invesco V.I. American Value Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from April 29, 2021 (commencement of operations) through December 31, 2021

Blue Chip Class 3 Janus Henderson Balanced Portfolio Service Shares PIMCO Emerging Market Bonds Administrative Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from June 7, 2021 (commencement of operations) through December 31, 2021
Calvert VP Nasdaq 100 Index Portfolio Class F
Fidelity VIP Energy Portfolio Service Class 2
Fidelity VIP Health Care Portfolio Service Class 2
Janus Henderson Global Sustainable Equity Portfolio Service Shares
VanEck VIP Global Gold Fund Class S
For the period from June 6, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer July Account Class 2	For the period from June 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer October Account Class 2	For the period from September 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer January Account Class 2	For the period from December 29, 2022 (date fund made available) through December 31, 2022
(1)Represented the operations of International Emerging Markets Class 1 Division until May 2, 2022.
(2)Represented the operations of Invesco International Growth Class I Division until April 29, 2022.
(3)Represented the operations of Invesco International Growth Class II Division until April 29, 2022.
(4)Represented the operations of EQ SmartBeta Equity Class IB Division until March 21, 2022.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	Alps/Red Rocks Global Opportunity Portfolio Class III	American Century VP Capital Appreciation Class I

Assets
Investments in shares of mutual funds, at fair value	$2,704,104	$3,625,186	$825,952	$1,179,389
Total assets	2,704,104	3,625,186	825,952	1,179,389
Total liabilities	—	—	—	—
Net assets	$2,704,104	$3,625,186	$825,952	$1,179,389

Net assets
Applicable to accumulation units	$2,704,104	$3,625,186	$825,952	$1,179,389
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,704,104	$3,625,186	$825,952	$1,179,389

Investments in shares of mutual funds, at cost	$5,030,734	$4,038,649	$1,248,600	$1,401,854

Shares of mutual funds owned	297,155	218,122	87,126	99,948

Accumulation units outstanding	59,977	205,260	71,379	65,163
Annuitized units outstanding	—	—	—	—
Total units outstanding	59,977	205,260	71,379	65,163

Statements of Operations
Year ended December 31, 2022
	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	Alps/Red Rocks Global Opportunity Portfolio Class III	American Century VP Capital Appreciation Class I

Net investment income (loss)
Investment income:
Dividends	$—	$44,661	$111,589	$—

Expenses:
Mortality and expense risks	39,507	52,692	6,449	16,015
Administrative charges	4,741	6,081	1,490	1,922
Separate account rider charges	—	2,013	—	—
Net investment income (loss)	(44,248)	(16,125)	103,650	(17,937)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	51,635	(29,056)	(23,769)	(16,522)
Capital gains distributions	1,287,497	602,238	82,563	180,981
Total realized gains (losses) on investments	1,339,132	573,182	58,794	164,459

Change in net unrealized appreciation (depreciation)
of investments	(3,147,549)	(1,409,939)	(583,187)	(636,401)

Net gains (losses) on investments	(1,852,665)	(852,882)	(420,743)	(489,879)

Net increase (decrease) in net assets resulting from operations	$(1,852,665)	$(852,882)	$(420,743)	$(489,879)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra® Fund - Class I

Assets
Investments in shares of mutual funds, at fair value	$8,517,297	$26,308,210	$7,195,487	$2,840,038
Total assets	8,517,297	26,308,210	7,195,487	2,840,038
Total liabilities	—	—	—	—
Net assets	$8,517,297	$26,308,210	$7,195,487	$2,840,038

Net assets
Applicable to accumulation units	$8,517,297	$26,308,210	$7,195,487	$2,840,038
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,517,297	$26,308,210	$7,195,487	$2,840,038

Investments in shares of mutual funds, at cost	$10,699,621	$29,370,119	$7,034,255	$3,027,398

Shares of mutual funds owned	1,187,908	2,807,706	339,891	146,848

Accumulation units outstanding	293,069	2,095,642	227,273	80,844
Annuitized units outstanding	—	—	—	—
Total units outstanding	293,069	2,095,642	227,273	80,844

Statements of Operations
Year ended December 31, 2022
	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra® Fund - Class I

Net investment income (loss)
Investment income:
Dividends	$166,708	$1,476,195	$161,251	$—

Expenses:
Mortality and expense risks	109,475	341,862	95,869	43,827
Administrative charges	3,480	44,069	10,893	1,753
Separate account rider charges	—	939	2,133	—
Net investment income (loss)	53,753	1,089,325	52,356	(45,580)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(227,288)	139,171	137,673	119,650
Capital gains distributions	2,400,922	166,217	1,055,385	386,268
Total realized gains (losses) on investments	2,173,634	305,388	1,193,058	505,918

Change in net unrealized appreciation (depreciation)
of investments	(3,744,166)	(6,056,507)	(1,502,799)	(1,988,145)

Net gains (losses) on investments	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)

Net increase (decrease) in net assets resulting from operations	$(1,516,779)	$(4,661,794)	$(257,385)	$(1,527,807)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Century VP Ultra® Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Asset Allocation Fund - Class 2	American Funds Insurance Series® Asset Allocation Fund - Class 4

Assets
Investments in shares of mutual funds, at fair value	$16,922,791	$14,532,038	$2,130,191	$18,229,625
Total assets	16,922,791	14,532,038	2,130,191	18,229,625
Total liabilities	—	—	—	—
Net assets	$16,922,791	$14,532,038	$2,130,191	$18,229,625

Net assets
Applicable to accumulation units	$16,922,791	$14,532,038	$2,130,191	$18,229,625
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,922,791	$14,532,038	$2,130,191	$18,229,625

Investments in shares of mutual funds, at cost	$17,396,203	$11,525,700	$2,346,475	$20,897,043

Shares of mutual funds owned	905,931	1,166,295	97,224	838,529

Accumulation units outstanding	418,374	554,648	145,243	1,449,074
Annuitized units outstanding	—	—	—	—
Total units outstanding	418,374	554,648	145,243	1,449,074

Statements of Operations
Year ended December 31, 2022
	American Century VP Ultra® Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Asset Allocation Fund - Class 2	American Funds Insurance Series® Asset Allocation Fund - Class 4

Net investment income (loss)
Investment income:
Dividends	$—	$287,785	$41,835	$317,179

Expenses:
Mortality and expense risks	251,841	169,696	27,279	115,522
Administrative charges	30,224	10,310	2,956	26,787
Separate account rider charges	1,650	—	1,968	—
Net investment income (loss)	(283,715)	107,779	9,632	174,870

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	826,502	1,359,755	36,721	50,445
Capital gains distributions	2,147,420	1,186,784	218,173	1,922,770
Total realized gains (losses) on investments	2,973,922	2,546,539	254,894	1,973,215

Change in net unrealized appreciation (depreciation)
of investments	(11,303,096)	(2,804,634)	(630,234)	(4,906,457)

Net gains (losses) on investments	(8,612,889)	(150,316)	(365,708)	(2,758,372)

Net increase (decrease) in net assets resulting from operations	$(8,612,889)	$(150,316)	$(365,708)	$(2,758,372)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	American Funds Insurance Series® High-Income Trust® Fund - Class 2	American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2

Assets
Investments in shares of mutual funds, at fair value	$1,173,709	$3,110,595	$944,793	$6,674,655
Total assets	1,173,709	3,110,595	944,793	6,674,655
Total liabilities	—	—	—	—
Net assets	$1,173,709	$3,110,595	$944,793	$6,674,655

Net assets
Applicable to accumulation units	$1,173,709	$3,110,595	$944,793	$6,674,655
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,173,709	$3,110,595	$944,793	$6,674,655

Investments in shares of mutual funds, at cost	$1,702,050	$4,856,783	$1,112,749	$7,215,346

Shares of mutual funds owned	76,713	203,573	113,284	552,081

Accumulation units outstanding	96,434	282,966	79,504	585,154
Annuitized units outstanding	—	—	—	—
Total units outstanding	96,434	282,966	79,504	585,154

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	American Funds Insurance Series® High-Income Trust® Fund - Class 2	American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2

Net investment income (loss)
Investment income:
Dividends	$—	$—	$82,284	$136,824

Expenses:
Mortality and expense risks	16,115	21,119	15,318	41,271
Administrative charges	1,550	4,878	613	9,452
Separate account rider charges	684	—	—	—
Net investment income (loss)	(18,349)	(25,997)	66,353	86,101

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,961)	(239,072)	(33,043)	16,967
Capital gains distributions	434,425	1,163,652	—	214,845
Total realized gains (losses) on investments	432,464	924,580	(33,043)	231,812

Change in net unrealized appreciation (depreciation)
of investments	(946,718)	(2,174,573)	(181,883)	(1,280,280)

Net gains (losses) on investments	(532,603)	(1,275,990)	(148,573)	(962,367)

Net increase (decrease) in net assets resulting from operations	$(532,603)	$(1,275,990)	$(148,573)	$(962,367)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Managed Risk Growth Fund - Class P2	American Funds Insurance Series® Managed Risk International Fund - Class P2	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® New World Fund® - Class 4

Assets
Investments in shares of mutual funds, at fair value	$5,790,821	$497,723	$1,485,476	$5,736,468
Total assets	5,790,821	497,723	1,485,476	5,736,468
Total liabilities	—	—	—	—
Net assets	$5,790,821	$497,723	$1,485,476	$5,736,468

Net assets
Applicable to accumulation units	$5,790,821	$497,723	$1,485,476	$5,736,468
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,790,821	$497,723	$1,485,476	$5,736,468

Investments in shares of mutual funds, at cost	$7,272,881	$577,604	$1,758,950	$7,097,680

Shares of mutual funds owned	513,370	58,010	67,460	262,659

Accumulation units outstanding	437,421	57,398	121,086	528,213
Annuitized units outstanding	—	—	—	—
Total units outstanding	437,421	57,398	121,086	528,213

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Managed Risk Growth Fund - Class P2	American Funds Insurance Series® Managed Risk International Fund - Class P2	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® New World Fund® - Class 4

Net investment income (loss)
Investment income:
Dividends	$82,718	$14,883	$21,385	$64,667

Expenses:
Mortality and expense risks	35,988	3,263	20,508	36,434
Administrative charges	8,072	690	1,976	8,300
Separate account rider charges	—	—	449	—
Net investment income (loss)	38,658	10,930	(1,548)	19,933

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	45,328	(12,522)	(9,940)	66,092
Capital gains distributions	899,198	—	153,310	510,609
Total realized gains (losses) on investments	944,526	(12,522)	143,370	576,701

Change in net unrealized appreciation (depreciation)
of investments	(2,585,041)	(76,574)	(628,736)	(2,062,888)

Net gains (losses) on investments	(1,601,857)	(78,166)	(486,914)	(1,466,254)

Net increase (decrease) in net assets resulting from operations	$(1,601,857)	$(78,166)	$(486,914)	$(1,466,254)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund – Class III	BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III

Assets
Investments in shares of mutual funds, at fair value	$3,172,629	$11,641,231	$8,274,741	$2,236,726
Total assets	3,172,629	11,641,231	8,274,741	2,236,726
Total liabilities	—	—	—	—
Net assets	$3,172,629	$11,641,231	$8,274,741	$2,236,726

Net assets
Applicable to accumulation units	$3,172,629	$11,641,231	$8,274,741	$2,236,726
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,172,629	$11,641,231	$8,274,741	$2,236,726

Investments in shares of mutual funds, at cost	$3,417,813	$12,838,979	$9,540,805	$3,325,532

Shares of mutual funds owned	254,625	943,374	712,725	263,144

Accumulation units outstanding	188,440	819,769	678,778	164,668
Annuitized units outstanding	—	—	—	—
Total units outstanding	188,440	819,769	678,778	164,668

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund – Class III	BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III

Net investment income (loss)
Investment income:
Dividends	$64,063	$201,519	$161,426	$40,296

Expenses:
Mortality and expense risks	44,264	77,510	41,965	14,776
Administrative charges	4,448	16,983	10,105	3,325
Separate account rider charges	4,168	—	7	—
Net investment income (loss)	11,183	107,026	109,349	22,195

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,188	149,857	(43,546)	(258,454)
Capital gains distributions	825,459	2,582,638	2,307	33,942
Total realized gains (losses) on investments	838,647	2,732,495	(41,239)	(224,512)

Change in net unrealized appreciation (depreciation)
of investments	(1,262,762)	(4,018,637)	(1,243,989)	(232,329)

Net gains (losses) on investments	(412,932)	(1,179,116)	(1,175,879)	(434,646)

Net increase (decrease) in net assets resulting from operations	$(412,932)	$(1,179,116)	$(1,175,879)	$(434,646)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund – Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$3,527,850	$7,707,060	$891,381	$5,491,927
Total assets	3,527,850	7,707,060	891,381	5,491,927
Total liabilities	—	—	—	—
Net assets	$3,527,850	$7,707,060	$891,381	$5,491,927

Net assets
Applicable to accumulation units	$3,527,850	$7,707,060	$891,381	$5,491,927
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,527,850	$7,707,060	$891,381	$5,491,927

Investments in shares of mutual funds, at cost	$4,569,372	$9,628,118	$1,013,094	$8,194,473

Shares of mutual funds owned	297,207	875,802	54,485	346,931

Accumulation units outstanding	306,562	1,010,789	73,975	137,343
Annuitized units outstanding	—	—	—	—
Total units outstanding	306,562	1,010,789	73,975	137,343

Statements of Operations
Year ended December 31, 2022
	BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund – Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$—	$—	$3,913	$—

Expenses:
Mortality and expense risks	28,673	52,719	6,387	91,899
Administrative charges	5,562	10,467	1,323	11,029
Separate account rider charges	—	—	—	1,893
Net investment income (loss)	(34,235)	(63,186)	(3,797)	(104,821)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(60,658)	(761,638)	(16,433)	(79,984)
Capital gains distributions	59,184	11,466	215,767	817,133
Total realized gains (losses) on investments	(1,474)	(750,172)	199,334	737,149

Change in net unrealized appreciation (depreciation)
of investments	(678,407)	(1,988,689)	(343,495)	(5,970,168)

Net gains (losses) on investments	(714,116)	(2,802,047)	(147,958)	(5,337,840)

Net increase (decrease) in net assets resulting from operations	$(714,116)	$(2,802,047)	$(147,958)	$(5,337,840)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100® Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Assets
Investments in shares of mutual funds, at fair value	$3,302,319	$4,699,605	$347,526	$5,672,577
Total assets	3,302,319	4,699,605	347,526	5,672,577
Total liabilities	—	—	—	—
Net assets	$3,302,319	$4,699,605	$347,526	$5,672,577

Net assets
Applicable to accumulation units	$3,302,319	$4,699,605	$347,526	$5,672,577
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,302,319	$4,699,605	$347,526	$5,672,577

Investments in shares of mutual funds, at cost	$3,495,307	$5,542,980	$379,362	$6,863,243

Shares of mutual funds owned	39,768	101,657	3,820	82,872

Accumulation units outstanding	324,344	483,643	39,973	483,029
Annuitized units outstanding	—	—	—	—
Total units outstanding	324,344	483,643	39,973	483,029

Statements of Operations
Year ended December 31, 2022
	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100® Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Net investment income (loss)
Investment income:
Dividends	$113,853	$130,232	$402	$49,379

Expenses:
Mortality and expense risks	18,535	28,132	644	37,891
Administrative charges	4,553	6,874	150	8,692
Separate account rider charges	—	—	—	—
Net investment income (loss)	90,765	95,226	(392)	2,796

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(338)	(75,116)	(2,213)	(26,557)
Capital gains distributions	—	—	10,404	619,972
Total realized gains (losses) on investments	(338)	(75,116)	8,191	593,415

Change in net unrealized appreciation (depreciation)
of investments	(596,247)	(683,721)	(31,836)	(2,046,557)

Net gains (losses) on investments	(505,820)	(663,611)	(24,037)	(1,450,346)

Net increase (decrease) in net assets resulting from operations	$(505,820)	$(663,611)	$(24,037)	$(1,450,346)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II	Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	Columbia Variable Portfolio Small Cap Value Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$7,597,540	$4,287,076	$5,011,423	$3,052,099
Total assets	7,597,540	4,287,076	5,011,423	3,052,099
Total liabilities	—	—	—	—
Net assets	$7,597,540	$4,287,076	$5,011,423	$3,052,099

Net assets
Applicable to accumulation units	$7,597,540	$4,287,076	$5,011,423	$3,052,099
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,597,540	$4,287,076	$5,011,423	$3,052,099

Investments in shares of mutual funds, at cost	$8,008,286	$5,954,877	$5,346,718	$4,046,413

Shares of mutual funds owned	69,677	183,287	549,498	268,907

Accumulation units outstanding	560,030	312,369	491,753	238,506
Annuitized units outstanding	—	—	—	—
Total units outstanding	560,030	312,369	491,753	238,506

Statements of Operations
Year ended December 31, 2022
	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II	Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	Columbia Variable Portfolio Small Cap Value Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$74,229	$—	$27,663	$14,166

Expenses:
Mortality and expense risks	53,137	29,479	38,991	19,531
Administrative charges	11,675	6,868	7,473	4,447
Separate account rider charges	—	—	115	—
Net investment income (loss)	9,417	(36,347)	(18,916)	(9,812)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	51,947	(84,827)	(120,773)	11,741
Capital gains distributions	840,144	103,140	—	1,112,496
Total realized gains (losses) on investments	892,091	18,313	(120,773)	1,124,237

Change in net unrealized appreciation (depreciation)
of investments	(2,152,517)	(1,790,148)	(252,581)	(1,437,576)

Net gains (losses) on investments	(1,251,009)	(1,808,182)	(392,270)	(323,151)

Net increase (decrease) in net assets resulting from operations	$(1,251,009)	$(1,808,182)	$(392,270)	$(323,151)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2

Assets
Investments in shares of mutual funds, at fair value	$80,270,498	$2,051,060	$17,371,950	$715,955,662
Total assets	80,270,498	2,051,060	17,371,950	715,955,662
Total liabilities	—	—	—	—
Net assets	$80,270,498	$2,051,060	$17,371,950	$715,955,662

Net assets
Applicable to accumulation units	$80,270,498	$2,051,060	$17,371,950	$715,955,662
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$80,270,498	$2,051,060	$17,371,950	$715,955,662

Investments in shares of mutual funds, at cost	$96,964,953	$2,002,248	$20,033,347	$778,669,140

Shares of mutual funds owned	8,521,284	55,705	1,280,173	52,605,118

Accumulation units outstanding	4,145,066	116,017	1,428,595	39,507,449
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,145,066	116,017	1,428,595	39,507,449

Statements of Operations
Year ended December 31, 2022
	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2

Net investment income (loss)
Investment income:
Dividends	$2,753,507	$12,528	$474,569	$16,805,883

Expenses:
Mortality and expense risks	1,100,650	29,324	227,658	9,998,784
Administrative charges	91,604	3,140	8,676	1,199,994
Separate account rider charges	18,768	885	—	125,284
Net investment income (loss)	1,542,485	(20,821)	238,235	5,481,821

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,638,757)	5,528	(68,339)	18,289,455
Capital gains distributions	1,041,314	167,020	1,746,887	70,857,630
Total realized gains (losses) on investments	(597,443)	172,548	1,678,548	89,147,085

Change in net unrealized appreciation (depreciation)
of investments	(17,071,743)	(524,716)	(5,519,528)	(246,797,812)

Net gains (losses) on investments	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)

Net increase (decrease) in net assets resulting from operations	$(16,126,701)	$(372,989)	$(3,602,745)	$(152,168,906)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2

Assets
Investments in shares of mutual funds, at fair value	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999
Total assets	141,390,998	207,130,995	3,045,204,756	292,923,999
Total liabilities	—	—	—	—
Net assets	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999

Net assets
Applicable to accumulation units	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999

Investments in shares of mutual funds, at cost	$152,183,076	$224,611,102	$3,042,316,679	$299,817,480

Shares of mutual funds owned	12,853,727	19,670,560	187,975,602	24,929,702

Accumulation units outstanding	10,707,272	18,030,392	146,104,511	20,342,686
Annuitized units outstanding	—	—	—	—
Total units outstanding	10,707,272	18,030,392	146,104,511	20,342,686

Statements of Operations
Year ended December 31, 2022
	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2

Net investment income (loss)
Investment income:
Dividends	$4,162,678	$3,482,155	$68,777,090	$9,313,531

Expenses:
Mortality and expense risks	1,936,178	2,611,957	41,739,057	3,989,260
Administrative charges	235,055	313,471	5,009,272	487,583
Separate account rider charges	33,094	—	326,900	95,966
Net investment income (loss)	1,958,351	556,727	21,701,861	4,740,722

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,172,060	1,114,140	87,954,290	6,338,403
Capital gains distributions	11,716,060	12,666,891	289,746,902	26,414,505
Total realized gains (losses) on investments	13,888,120	13,781,031	377,701,192	32,752,908

Change in net unrealized appreciation (depreciation)
of investments	(44,496,813)	(49,314,138)	(1,057,861,428)	(99,571,600)

Net gains (losses) on investments	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)

Net increase (decrease) in net assets resulting from operations	$(28,650,342)	$(34,976,380)	$(658,458,375)	$(62,077,970)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Diversified Growth Volatility Control - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B

Assets
Investments in shares of mutual funds, at fair value	$1,197,193,966	$254,402,610	$75,371,066	$221,351
Total assets	1,197,193,966	254,402,610	75,371,066	221,351
Total liabilities	—	—	—	—
Net assets	$1,197,193,966	$254,402,610	$75,371,066	$221,351

Net assets
Applicable to accumulation units	$1,197,193,966	$254,402,610	$75,371,066	$221,351
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,197,193,966	$254,402,610	$75,371,066	$221,351

Investments in shares of mutual funds, at cost	$1,252,743,397	$290,672,304	$75,616,619	$245,688

Shares of mutual funds owned	108,147,603	21,200,217	5,641,546	17,053

Accumulation units outstanding	98,088,605	19,642,098	2,861,663	19,665
Annuitized units outstanding	—	—	—	—
Total units outstanding	98,088,605	19,642,098	2,861,663	19,665

Statements of Operations
Year ended December 31, 2022
	Diversified Growth Volatility Control - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B

Net investment income (loss)
Investment income:
Dividends	$19,270,634	$5,767,476	$2,121,733	$14,785

Expenses:
Mortality and expense risks	14,765,487	3,442,025	992,743	1,355
Administrative charges	1,772,065	413,091	63,825	273
Separate account rider charges	—	26,131	1,777	—
Net investment income (loss)	2,733,082	1,886,229	1,063,388	13,157

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,171,466	3,975,539	2,156,129	728
Capital gains distributions	81,657,992	14,087,769	7,537,522	215
Total realized gains (losses) on investments	84,829,458	18,063,308	9,693,651	943

Change in net unrealized appreciation (depreciation)
of investments	(283,739,660)	(69,551,986)	(32,023,894)	(34,340)

Net gains (losses) on investments	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)

Net increase (decrease) in net assets resulting from operations	$(196,177,120)	$(49,602,449)	$(21,266,855)	$(20,240)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB

Assets
Investments in shares of mutual funds, at fair value	$2,326,973	$1,512,213	$875,779	$443,573
Total assets	2,326,973	1,512,213	875,779	443,573
Total liabilities	—	—	—	—
Net assets	$2,326,973	$1,512,213	$875,779	$443,573

Net assets
Applicable to accumulation units	$2,326,973	$1,512,213	$875,779	$443,573
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,326,973	$1,512,213	$875,779	$443,573

Investments in shares of mutual funds, at cost	$2,147,545	$1,570,744	$1,329,714	$485,887

Shares of mutual funds owned	101,217	118,885	106,932	7,117

Accumulation units outstanding	138,399	120,480	74,019	34,181
Annuitized units outstanding	—	—	—	—
Total units outstanding	138,399	120,480	74,019	34,181

Statements of Operations
Year ended December 31, 2022
	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB

Net investment income (loss)
Investment income:
Dividends	$21,883	$7,886	$10,993	$2,413

Expenses:
Mortality and expense risks	23,570	17,057	6,076	2,289
Administrative charges	3,879	2,482	1,368	558
Separate account rider charges	—	199	152	—
Net investment income (loss)	(5,566)	(11,852)	3,397	(434)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	52,641	(14,433)	(48,641)	1,628
Capital gains distributions	151,835	24,943	541	21,500
Total realized gains (losses) on investments	204,476	10,510	(48,100)	23,128

Change in net unrealized appreciation (depreciation)
of investments	(792,316)	(339,878)	(181,394)	(72,686)

Net gains (losses) on investments	(593,406)	(341,220)	(226,097)	(49,992)

Net increase (decrease) in net assets resulting from operations	$(593,406)	$(341,220)	$(226,097)	$(49,992)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$514,598	$554,771	$684,677	$170,634,956
Total assets	514,598	554,771	684,677	170,634,956
Total liabilities	—	—	—	—
Net assets	$514,598	$554,771	$684,677	$170,634,956

Net assets
Applicable to accumulation units	$514,598	$554,771	$684,677	$170,468,598
Applicable to contracts in annuitization period	—	—	—	166,358
Total net assets	$514,598	$554,771	$684,677	$170,634,956

Investments in shares of mutual funds, at cost	$877,026	$588,885	$789,706	$159,666,993

Shares of mutual funds owned	63,531	36,788	43,225	6,429,350

Accumulation units outstanding	39,624	44,833	52,042	8,024,520
Annuitized units outstanding	—	—	—	12,309
Total units outstanding	39,624	44,833	52,042	8,036,829

Statements of Operations
Year ended December 31, 2022
	EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$889	$6,279	$4,224	$3,456,226

Expenses:
Mortality and expense risks	6,906	3,362	6,479	2,256,153
Administrative charges	1,011	784	953	185,854
Separate account rider charges	—	—	1,202	4,853
Net investment income (loss)	(7,028)	2,133	(4,410)	1,009,366

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(297,966)	1,363	8,260	7,148,918
Capital gains distributions	15,188	8,441	3,794	20,017,481
Total realized gains (losses) on investments	(282,778)	9,804	12,054	27,166,399

Change in net unrealized appreciation (depreciation)
of investments	(17,534)	(100,313)	(190,402)	(53,268,638)

Net gains (losses) on investments	(307,340)	(88,376)	(182,758)	(25,092,873)

Net increase (decrease) in net assets resulting from operations	$(307,340)	$(88,376)	$(182,758)	$(25,092,873)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Equity Income Account - Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Energy Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$13,814,704	$29,039,833	$48,745,400	$1,654,425
Total assets	13,814,704	29,039,833	48,745,400	1,654,425
Total liabilities	—	—	—	—
Net assets	$13,814,704	$29,039,833	$48,745,400	$1,654,425

Net assets
Applicable to accumulation units	$13,814,704	$29,039,833	$48,745,400	$1,654,425
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$13,814,704	$29,039,833	$48,745,400	$1,654,425

Investments in shares of mutual funds, at cost	$14,859,618	$27,286,982	$49,923,533	$1,546,013

Shares of mutual funds owned	527,480	771,720	1,334,028	66,098

Accumulation units outstanding	966,558	680,084	1,929,354	169,424
Annuitized units outstanding	—	—	—	—
Total units outstanding	966,558	680,084	1,929,354	169,424

Statements of Operations
Year ended December 31, 2022
	Equity Income Account - Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Energy Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$246,509	$131,232	$144,041	$25,707

Expenses:
Mortality and expense risks	90,800	421,154	592,089	4,487
Administrative charges	19,816	16,848	82,667	554
Separate account rider charges	—	—	5,090	—
Net investment income (loss)	135,893	(306,770)	(535,805)	20,666

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	175,555	873,315	1,481,416	(396)
Capital gains distributions	1,587,436	1,592,581	2,711,932	—
Total realized gains (losses) on investments	1,762,991	2,465,896	4,193,348	(396)

Change in net unrealized appreciation (depreciation)
of investments	(3,533,577)	(14,049,767)	(22,756,459)	108,412

Net gains (losses) on investments	(1,634,693)	(11,890,641)	(19,098,916)	128,682

Net increase (decrease) in net assets resulting from operations	$(1,634,693)	$(11,890,641)	$(19,098,916)	$128,682

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Equity-Income - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$23,853,156	$1,956,919	$2,732,092	$2,238,997
Total assets	23,853,156	1,956,919	2,732,092	2,238,997
Total liabilities	—	—	—	—
Net assets	$23,853,156	$1,956,919	$2,732,092	$2,238,997

Net assets
Applicable to accumulation units	$23,853,156	$1,956,919	$2,732,092	$2,238,997
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$23,853,156	$1,956,919	$2,732,092	$2,238,997

Investments in shares of mutual funds, at cost	$22,684,489	$2,459,801	$3,298,119	$2,543,249

Shares of mutual funds owned	1,050,337	170,761	200,594	104,577

Accumulation units outstanding	805,037	176,578	236,127	180,951
Annuitized units outstanding	—	—	—	—
Total units outstanding	805,037	176,578	236,127	180,951

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Equity-Income - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$421,773	$40,686	$49,455	$33,011

Expenses:
Mortality and expense risks	325,017	13,262	17,654	13,779
Administrative charges	21,933	3,316	4,414	3,445
Separate account rider charges	2,199	—	—	—
Net investment income (loss)	72,624	24,108	27,387	15,787

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	600,929	(100,975)	(65,396)	373
Capital gains distributions	848,267	237,828	196,267	192,578
Total realized gains (losses) on investments	1,449,196	136,853	130,871	192,951

Change in net unrealized appreciation (depreciation)
of investments	(3,464,839)	(609,854)	(779,824)	(723,307)

Net gains (losses) on investments	(1,943,019)	(448,893)	(621,566)	(514,569)

Net increase (decrease) in net assets resulting from operations	$(1,943,019)	$(448,893)	$(621,566)	$(514,569)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class

Assets
Investments in shares of mutual funds, at fair value	$940,129	$41,297,258	$36,669,727	$13,140,254
Total assets	940,129	41,297,258	36,669,727	13,140,254
Total liabilities	—	—	—	—
Net assets	$940,129	$41,297,258	$36,669,727	$13,140,254

Net assets
Applicable to accumulation units	$940,129	$41,297,258	$36,669,727	$13,140,254
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$940,129	$41,297,258	$36,669,727	$13,140,254

Investments in shares of mutual funds, at cost	$1,182,130	$41,296,931	$36,669,727	$14,005,390

Shares of mutual funds owned	48,261	41,297,247	36,669,727	185,126

Accumulation units outstanding	75,983	8,713,882	3,688,511	382,773
Annuitized units outstanding	—	—	—	—
Total units outstanding	75,983	8,713,882	3,688,511	382,773

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class

Net investment income (loss)
Investment income:
Dividends	$15,843	$572,922	$440,683	$79,563

Expenses:
Mortality and expense risks	6,808	425,122	240,602	194,579
Administrative charges	1,702	34,678	43,775	7,784
Separate account rider charges	—	1,345	—	—
Net investment income (loss)	7,333	111,777	156,306	(122,800)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(109,686)	—	—	651,284
Capital gains distributions	115,074	—	—	1,165,941
Total realized gains (losses) on investments	5,388	—	—	1,817,225

Change in net unrealized appreciation (depreciation)
of investments	(297,912)	310	—	(6,653,555)

Net gains (losses) on investments	(285,191)	112,087	156,306	(4,959,130)

Net increase (decrease) in net assets resulting from operations	$(285,191)	$112,087	$156,306	$(4,959,130)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Health Care Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$10,667,470	$337,743	$116,768	$23,491,721
Total assets	10,667,470	337,743	116,768	23,491,721
Total liabilities	—	—	—	—
Net assets	$10,667,470	$337,743	$116,768	$23,491,721

Net assets
Applicable to accumulation units	$10,667,470	$337,743	$116,768	$23,491,721
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$10,667,470	$337,743	$116,768	$23,491,721

Investments in shares of mutual funds, at cost	$11,662,878	$333,438	$147,067	$25,253,874

Shares of mutual funds owned	153,998	10,344	3,621	752,940

Accumulation units outstanding	234,368	31,099	6,676	1,027,086
Annuitized units outstanding	—	—	—	—
Total units outstanding	234,368	31,099	6,676	1,027,086

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Health Care Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$44,222	$—	$494	$67,104

Expenses:
Mortality and expense risks	152,165	1,061	1,135	273,160
Administrative charges	18,262	205	—	38,654
Separate account rider charges	3,601	—	—	7,681
Net investment income (loss)	(129,806)	(1,266)	(641)	(252,391)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	543,237	2,517	163	370,453
Capital gains distributions	949,009	—	7,975	1,744,019
Total realized gains (losses) on investments	1,492,246	2,517	8,138	2,114,472

Change in net unrealized appreciation (depreciation)
of investments	(5,282,391)	4,305	(29,175)	(6,826,424)

Net gains (losses) on investments	(3,919,951)	5,556	(21,678)	(4,964,343)

Net increase (decrease) in net assets resulting from operations	$(3,919,951)	$5,556	$(21,678)	$(4,964,343)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Global Real Estate VIP Fund - Class 2	Franklin Income VIP Fund - Class 4	Franklin Rising Dividends VIP Fund - Class 4

Assets
Investments in shares of mutual funds, at fair value	$18,603,460	$1,642,771	$4,658,809	$7,288,323
Total assets	18,603,460	1,642,771	4,658,809	7,288,323
Total liabilities	—	—	—	—
Net assets	$18,603,460	$1,642,771	$4,658,809	$7,288,323

Net assets
Applicable to accumulation units	$18,603,460	$1,642,771	$4,658,809	$7,288,323
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$18,603,460	$1,642,771	$4,658,809	$7,288,323

Investments in shares of mutual funds, at cost	$18,098,041	$2,137,076	$4,888,878	$7,475,993

Shares of mutual funds owned	867,699	141,740	307,309	269,339

Accumulation units outstanding	1,009,665	162,953	397,565	444,610
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,009,665	162,953	397,565	444,610

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Global Real Estate VIP Fund - Class 2	Franklin Income VIP Fund - Class 4	Franklin Rising Dividends VIP Fund - Class 4

Net investment income (loss)
Investment income:
Dividends	$165,638	$43,938	$203,853	$52,839

Expenses:
Mortality and expense risks	226,503	15,808	25,129	47,134
Administrative charges	28,838	2,638	6,184	10,115
Separate account rider charges	723	189	—	—
Net investment income (loss)	(90,426)	25,303	172,540	(4,410)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	267,290	(28,295)	(12,608)	108,098
Capital gains distributions	177,515	131,335	83,355	847,789
Total realized gains (losses) on investments	444,805	103,040	70,747	955,887

Change in net unrealized appreciation (depreciation)
of investments	(6,651,345)	(709,909)	(509,020)	(1,787,570)

Net gains (losses) on investments	(6,296,966)	(581,566)	(265,733)	(836,093)

Net increase (decrease) in net assets resulting from operations	$(6,296,966)	$(581,566)	$(265,733)	$(836,093)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares

Assets
Investments in shares of mutual funds, at fair value	$2,867,859	$2,330,454	$28,639,108	$9,776,525
Total assets	2,867,859	2,330,454	28,639,108	9,776,525
Total liabilities	—	—	—	—
Net assets	$2,867,859	$2,330,454	$28,639,108	$9,776,525

Net assets
Applicable to accumulation units	$2,867,859	$2,330,454	$28,639,108	$9,776,525
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,867,859	$2,330,454	$28,639,108	$9,776,525

Investments in shares of mutual funds, at cost	$3,129,339	$2,370,408	$33,768,351	$10,305,744

Shares of mutual funds owned	228,879	228,700	2,138,843	656,583

Accumulation units outstanding	98,330	255,065	1,115,145	262,050
Annuitized units outstanding	—	—	—	—
Total units outstanding	98,330	255,065	1,115,145	262,050

Statements of Operations
Year ended December 31, 2022
	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares

Net investment income (loss)
Investment income:
Dividends	$31,294	$59,949	$498,353	$70,513

Expenses:
Mortality and expense risks	39,785	16,068	385,693	133,358
Administrative charges	4,602	4,004	34,357	15,753
Separate account rider charges	1,183	—	1,532	1,854
Net investment income (loss)	(14,276)	39,877	76,771	(80,452)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(213,967)	(464,817)	(41,615)	67,798
Capital gains distributions	590,560	—	2,993,407	1,516,403
Total realized gains (losses) on investments	376,593	(464,817)	2,951,792	1,584,201

Change in net unrealized appreciation (depreciation)
of investments	(791,538)	47,528	(12,352,787)	(2,922,057)

Net gains (losses) on investments	(429,221)	(377,412)	(9,324,224)	(1,418,308)

Net increase (decrease) in net assets resulting from operations	$(429,221)	$(377,412)	$(9,324,224)	$(1,418,308)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$2,801,728	$634,636	$4,091,490	$949,915
Total assets	2,801,728	634,636	4,091,490	949,915
Total liabilities	—	—	—	—
Net assets	$2,801,728	$634,636	$4,091,490	$949,915

Net assets
Applicable to accumulation units	$2,801,728	$634,636	$4,091,490	$949,915
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,801,728	$634,636	$4,091,490	$949,915

Investments in shares of mutual funds, at cost	$3,173,433	$685,020	$4,949,393	$1,220,621

Shares of mutual funds owned	185,914	72,036	393,412	92,494

Accumulation units outstanding	189,401	60,988	150,184	78,799
Annuitized units outstanding	—	—	—	—
Total units outstanding	189,401	60,988	150,184	78,799

Statements of Operations
Year ended December 31, 2022
	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares

Net investment income (loss)
Investment income:
Dividends	$12,390	$21,787	$14,092	$924

Expenses:
Mortality and expense risks	19,671	3,784	59,370	6,879
Administrative charges	3,991	924	6,881	1,487
Separate account rider charges	—	—	764	—
Net investment income (loss)	(11,272)	17,079	(52,923)	(7,442)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	34,654	834	(61,023)	(20,077)
Capital gains distributions	435,148	—	47,251	10,856
Total realized gains (losses) on investments	469,802	834	(13,772)	(9,221)

Change in net unrealized appreciation (depreciation)
of investments	(750,501)	(64,478)	(1,133,346)	(229,416)

Net gains (losses) on investments	(291,971)	(46,565)	(1,200,041)	(246,079)

Net increase (decrease) in net assets resulting from operations	$(291,971)	$(46,565)	$(1,200,041)	$(246,079)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Government & High Quality Bond Account - Class 1	Guggenheim VFT Floating Rate Strategies – Series F	Guggenheim VIF Global Managed Futures Strategy Fund	Guggenheim VIF Long Short Equity Fund

Assets
Investments in shares of mutual funds, at fair value	$54,321,092	$5,108,259	$1,546,878	$276,825
Total assets	54,321,092	5,108,259	1,546,878	276,825
Total liabilities	—	—	—	—
Net assets	$54,321,092	$5,108,259	$1,546,878	$276,825

Net assets
Applicable to accumulation units	$54,321,092	$5,108,259	$1,546,878	$276,825
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,321,092	$5,108,259	$1,546,878	$276,825

Investments in shares of mutual funds, at cost	$65,264,515	$5,258,267	$1,579,279	$269,758

Shares of mutual funds owned	6,592,366	216,268	88,041	18,345

Accumulation units outstanding	5,669,359	484,940	161,611	26,036
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,669,359	484,940	161,611	26,036

Statements of Operations
Year ended December 31, 2022
	Government & High Quality Bond Account - Class 1	Guggenheim VFT Floating Rate Strategies – Series F	Guggenheim VIF Global Managed Futures Strategy Fund	Guggenheim VIF Long Short Equity Fund

Net investment income (loss)
Investment income:
Dividends	$843,673	$118,700	$39,188	$1,203

Expenses:
Mortality and expense risks	741,763	45,386	10,962	2,207
Administrative charges	56,373	6,428	1,422	380
Separate account rider charges	5,444	977	—	25
Net investment income (loss)	40,093	65,909	26,804	(1,409)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,569,885)	(102,789)	(106,327)	7,928
Capital gains distributions	—	—	7,756	—
Total realized gains (losses) on investments	(2,569,885)	(102,789)	(98,571)	7,928

Change in net unrealized appreciation (depreciation)
of investments	(6,477,147)	(41,516)	(27,680)	(51,741)

Net gains (losses) on investments	(9,006,939)	(78,396)	(99,447)	(45,222)

Net increase (decrease) in net assets resulting from operations	$(9,006,939)	$(78,396)	$(99,447)	$(45,222)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Guggenheim VIF Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Assets
Investments in shares of mutual funds, at fair value	$834,444	$3,357,952	$3,084,267	$1,009,978
Total assets	834,444	3,357,952	3,084,267	1,009,978
Total liabilities	—	—	—	—
Net assets	$834,444	$3,357,952	$3,084,267	$1,009,978

Net assets
Applicable to accumulation units	$834,444	$3,357,952	$3,084,267	$1,009,978
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$834,444	$3,357,952	$3,084,267	$1,009,978

Investments in shares of mutual funds, at cost	$843,534	$4,732,819	$3,563,258	$1,278,270

Shares of mutual funds owned	32,685	78,384	196,450	126,722

Accumulation units outstanding	77,580	131,406	307,542	92,801
Annuitized units outstanding	—	—	—	—
Total units outstanding	77,580	131,406	307,542	92,801

Statements of Operations
Year ended December 31, 2022
	Guggenheim VIF Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Net investment income (loss)
Investment income:
Dividends	$10,235	$—	$25,216	$79,151

Expenses:
Mortality and expense risks	8,168	49,098	42,899	7,578
Administrative charges	1,221	1,964	5,149	1,471
Separate account rider charges	103	—	560	—
Net investment income (loss)	743	(51,062)	(23,392)	70,102

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	12,282	69,499	(71,443)	(12,436)
Capital gains distributions	8,892	1,038,483	615,110	38,294
Total realized gains (losses) on investments	21,174	1,107,982	543,667	25,858

Change in net unrealized appreciation (depreciation)
of investments	(61,141)	(2,686,625)	(691,313)	(263,938)

Net gains (losses) on investments	(39,224)	(1,629,705)	(171,038)	(167,978)

Net increase (decrease) in net assets resulting from operations	$(39,224)	$(1,629,705)	$(171,038)	$(167,978)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares

Assets
Investments in shares of mutual funds, at fair value	$10,837,013	$739,410	$4,695,678	$2,789,977
Total assets	10,837,013	739,410	4,695,678	2,789,977
Total liabilities	—	—	—	—
Net assets	$10,837,013	$739,410	$4,695,678	$2,789,977

Net assets
Applicable to accumulation units	$10,837,013	$739,410	$4,695,678	$2,789,977
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$10,837,013	$739,410	$4,695,678	$2,789,977

Investments in shares of mutual funds, at cost	$13,582,237	$989,850	$5,593,490	$3,499,656

Shares of mutual funds owned	441,426	13,320	162,256	98,170

Accumulation units outstanding	482,450	62,074	367,163	263,157
Annuitized units outstanding	—	—	—	—
Total units outstanding	482,450	62,074	367,163	263,157

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares

Net investment income (loss)
Investment income:
Dividends	$110,106	$—	$85,767	$40,585

Expenses:
Mortality and expense risks	153,518	10,352	62,150	18,340
Administrative charges	6,141	414	7,459	3,995
Separate account rider charges	—	—	875	—
Net investment income (loss)	(49,553)	(10,766)	15,283	18,250

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(98,144)	14,550	(54,814)	(32,152)
Capital gains distributions	1,871,210	224,832	547,085	317,468
Total realized gains (losses) on investments	1,773,066	239,382	492,271	285,316

Change in net unrealized appreciation (depreciation)
of investments	(4,954,870)	(586,282)	(1,692,045)	(884,045)

Net gains (losses) on investments	(3,231,357)	(357,666)	(1,184,491)	(580,479)

Net increase (decrease) in net assets resulting from operations	$(3,231,357)	$(357,666)	$(1,184,491)	$(580,479)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$5,706,774	$6,626,492	$353,657	$4,693,483
Total assets	5,706,774	6,626,492	353,657	4,693,483
Total liabilities	—	—	—	—
Net assets	$5,706,774	$6,626,492	$353,657	$4,693,483

Net assets
Applicable to accumulation units	$5,706,774	$6,626,492	$353,657	$4,693,483
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,706,774	$6,626,492	$353,657	$4,693,483

Investments in shares of mutual funds, at cost	$6,238,396	$8,194,353	$374,845	$5,589,553

Shares of mutual funds owned	226,910	286,365	15,676	311,652

Accumulation units outstanding	205,758	457,425	17,700	144,469
Annuitized units outstanding	—	—	—	—
Total units outstanding	205,758	457,425	17,700	144,469

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$—	$—	$973	$—

Expenses:
Mortality and expense risks	74,286	48,380	4,895	65,910
Administrative charges	3,829	10,684	196	6,480
Separate account rider charges	379	—	—	1,070
Net investment income (loss)	(78,494)	(59,064)	(4,118)	(73,460)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(92,331)	(66,609)	7,525	42,411
Capital gains distributions	830,955	1,020,501	45,583	945,396
Total realized gains (losses) on investments	738,624	953,892	53,108	987,807

Change in net unrealized appreciation (depreciation)
of investments	(1,711,981)	(2,148,545)	(128,609)	(2,341,205)

Net gains (losses) on investments	(1,051,851)	(1,253,717)	(79,619)	(1,426,858)

Net increase (decrease) in net assets resulting from operations	$(1,051,851)	$(1,253,717)	$(79,619)	$(1,426,858)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$2,026,685	$5,024,771	$8,039,048	$8,222,975
Total assets	2,026,685	5,024,771	8,039,048	8,222,975
Total liabilities	—	—	—	—
Net assets	$2,026,685	$5,024,771	$8,039,048	$8,222,975

Net assets
Applicable to accumulation units	$2,026,685	$5,024,771	$8,039,048	$8,222,975
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,026,685	$5,024,771	$8,039,048	$8,222,975

Investments in shares of mutual funds, at cost	$3,514,653	$5,707,425	$8,228,338	$9,838,070

Shares of mutual funds owned	160,976	118,313	128,051	748,224

Accumulation units outstanding	125,965	554,843	260,819	832,695
Annuitized units outstanding	—	—	—	—
Total units outstanding	125,965	554,843	260,819	832,695

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$—	$57,787	$22,943	$184,534

Expenses:
Mortality and expense risks	31,355	31,695	107,240	67,034
Administrative charges	1,254	7,098	4,290	12,048
Separate account rider charges	—	—	—	1,406
Net investment income (loss)	(32,609)	18,994	(88,587)	104,046

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	85,323	(242,150)	155,032	(248,847)
Capital gains distributions	929,179	138,607	1,492,021	130,155
Total realized gains (losses) on investments	1,014,502	(103,543)	1,647,053	(118,692)

Change in net unrealized appreciation (depreciation)
of investments	(2,404,177)	(838,129)	(3,310,300)	(1,362,900)

Net gains (losses) on investments	(1,422,284)	(922,678)	(1,751,834)	(1,377,546)

Net increase (decrease) in net assets resulting from operations	$(1,422,284)	$(922,678)	$(1,751,834)	$(1,377,546)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$46,224	$4,473,498	$126,043,376	$83,767,560
Total assets	46,224	4,473,498	126,043,376	83,767,560
Total liabilities	—	—	—	—
Net assets	$46,224	$4,473,498	$126,043,376	$83,767,560

Net assets
Applicable to accumulation units	$46,224	$4,473,498	$126,043,376	$83,767,560
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$46,224	$4,473,498	$126,043,376	$83,767,560

Investments in shares of mutual funds, at cost	$45,707	$7,009,140	$149,362,871	$81,466,903

Shares of mutual funds owned	5,432	429,731	4,170,859	4,592,520

Accumulation units outstanding	4,975	351,876	2,646,483	3,259,852
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,975	351,876	2,646,483	3,259,852

Statements of Operations
Year ended December 31, 2022
	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$264	$—	$—	$1,195,875

Expenses:
Mortality and expense risks	137	35,571	1,780,118	1,124,496
Administrative charges	16	8,590	104,406	84,956
Separate account rider charges	—	—	4,255	11,077
Net investment income (loss)	111	(44,161)	(1,888,779)	(24,654)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,096)	(1,234,806)	4,104,291	5,969,730
Capital gains distributions	—	1,111,352	17,490,266	10,007,722
Total realized gains (losses) on investments	(1,096)	(123,454)	21,594,557	15,977,452

Change in net unrealized appreciation (depreciation)
of investments	517	(3,001,313)	(91,733,925)	(37,610,249)

Net gains (losses) on investments	(468)	(3,168,928)	(72,028,147)	(21,657,451)

Net increase (decrease) in net assets resulting from operations	$(468)	$(3,168,928)	$(72,028,147)	$(21,657,451)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$42,043,026	$7,132,647	$5,305,892	$17,010,328
Total assets	42,043,026	7,132,647	5,305,892	17,010,328
Total liabilities	—	—	—	—
Net assets	$42,043,026	$7,132,647	$5,305,892	$17,010,328

Net assets
Applicable to accumulation units	$42,043,026	$7,132,647	$5,305,892	$17,010,328
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$42,043,026	$7,132,647	$5,305,892	$17,010,328

Investments in shares of mutual funds, at cost	$48,319,445	$8,031,602	$9,393,082	$15,564,196

Shares of mutual funds owned	2,347,461	266,641	600,214	478,221

Accumulation units outstanding	2,783,367	589,127	368,849	828,838
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,783,367	589,127	368,849	828,838

Statements of Operations
Year ended December 31, 2022
	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$489,304	$43,706	$—	$382,792

Expenses:
Mortality and expense risks	277,998	78,935	46,989	171,517
Administrative charges	63,832	12,051	8,689	25,251
Separate account rider charges	—	274	918	2,512
Net investment income (loss)	147,474	(47,554)	(56,596)	183,512

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	196,082	6,252	(409,555)	664,619
Capital gains distributions	4,877,658	384,897	2,101,475	673,039
Total realized gains (losses) on investments	5,073,740	391,149	1,691,920	1,337,658

Change in net unrealized appreciation (depreciation)
of investments	(14,501,852)	(3,081,933)	(4,123,470)	(1,690,485)

Net gains (losses) on investments	(9,280,638)	(2,738,338)	(2,488,146)	(169,315)

Net increase (decrease) in net assets resulting from operations	$(9,280,638)	$(2,738,338)	$(2,488,146)	$(169,315)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	MFS® Value Series - Service Class	MidCap Account - Class 1	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Assets
Investments in shares of mutual funds, at fair value	$4,010,570	$254,820,062	$14,344,064	$2,914,028
Total assets	4,010,570	254,820,062	14,344,064	2,914,028
Total liabilities	—	—	—	—
Net assets	$4,010,570	$254,820,062	$14,344,064	$2,914,028

Net assets
Applicable to accumulation units	$4,010,570	$254,820,062	$14,344,064	$2,914,028
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,010,570	$254,820,062	$14,344,064	$2,914,028

Investments in shares of mutual funds, at cost	$3,828,345	$277,550,799	$17,886,762	$3,993,193

Shares of mutual funds owned	190,707	4,972,099	283,704	149,976

Accumulation units outstanding	110,623	1,990,595	1,295,549	199,102
Annuitized units outstanding	—	—	—	—
Total units outstanding	110,623	1,990,595	1,295,549	199,102

Statements of Operations
Year ended December 31, 2022
	MFS® Value Series - Service Class	MidCap Account - Class 1	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net investment income (loss)
Investment income:
Dividends	$44,726	$526,370	$—	$—

Expenses:
Mortality and expense risks	48,770	3,440,727	81,611	31,969
Administrative charges	5,853	214,636	19,604	4,971
Separate account rider charges	663	192	—	147
Net investment income (loss)	(10,560)	(3,129,185)	(101,215)	(37,087)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	163,205	2,159,308	(101,891)	83,324
Capital gains distributions	235,439	29,187,080	1,558,240	665,240
Total realized gains (losses) on investments	398,644	31,346,388	1,456,349	748,564

Change in net unrealized appreciation (depreciation)
of investments	(734,831)	(115,349,867)	(4,827,479)	(2,024,564)

Net gains (losses) on investments	(346,747)	(87,132,664)	(3,472,345)	(1,313,087)

Net increase (decrease) in net assets resulting from operations	$(346,747)	$(87,132,664)	$(3,472,345)	$(1,313,087)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	Neuberger Berman AMT Sustainable Equity Portfolio - Class S	PIMCO All Asset Portfolio - Administrative Class	PIMCO All Asset Portfolio - Advisor Class

Assets
Investments in shares of mutual funds, at fair value	$4,699,388	$193,556	$1,634,354	$318,531
Total assets	4,699,388	193,556	1,634,354	318,531
Total liabilities	—	—	—	—
Net assets	$4,699,388	$193,556	$1,634,354	$318,531

Net assets
Applicable to accumulation units	$4,699,388	$193,556	$1,634,354	$318,531
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,699,388	$193,556	$1,634,354	$318,531

Investments in shares of mutual funds, at cost	$4,579,671	$213,315	$1,986,222	$402,016

Shares of mutual funds owned	175,350	7,193	189,600	36,362

Accumulation units outstanding	134,676	14,990	93,014	28,004
Annuitized units outstanding	—	—	—	—
Total units outstanding	134,676	14,990	93,014	28,004

Statements of Operations
Year ended December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	Neuberger Berman AMT Sustainable Equity Portfolio - Class S	PIMCO All Asset Portfolio - Administrative Class	PIMCO All Asset Portfolio - Advisor Class

Net investment income (loss)
Investment income:
Dividends	$23,085	$177	$140,394	$29,418

Expenses:
Mortality and expense risks	67,206	768	22,872	2,515
Administrative charges	8,066	188	2,746	558
Separate account rider charges	759	—	141	—
Net investment income (loss)	(52,946)	(779)	114,635	26,345

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	211,403	488	33,994	(16,486)
Capital gains distributions	490,325	13,531	147,888	34,449
Total realized gains (losses) on investments	701,728	14,019	181,882	17,963

Change in net unrealized appreciation (depreciation)
of investments	(1,928,108)	(36,626)	(566,047)	(100,609)

Net gains (losses) on investments	(1,279,326)	(23,386)	(269,530)	(56,301)

Net increase (decrease) in net assets resulting from operations	$(1,279,326)	$(23,386)	$(269,530)	$(56,301)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	PIMCO Commodity Real Return Strategy Portfolio - Class M	PIMCO Emerging Markets Bond Portfolio - Administrative Class	PIMCO High Yield Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Advisor Class

Assets
Investments in shares of mutual funds, at fair value	$851,372	$748,716	$19,820,499	$5,406,202
Total assets	851,372	748,716	19,820,499	5,406,202
Total liabilities	—	—	—	—
Net assets	$851,372	$748,716	$19,820,499	$5,406,202

Net assets
Applicable to accumulation units	$851,372	$748,716	$19,820,499	$5,406,202
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$851,372	$748,716	$19,820,499	$5,406,202

Investments in shares of mutual funds, at cost	$1,048,367	$847,082	$22,566,126	$5,747,533

Shares of mutual funds owned	124,834	74,499	2,927,696	570,274

Accumulation units outstanding	68,047	91,180	1,523,488	560,279
Annuitized units outstanding	—	—	—	—
Total units outstanding	68,047	91,180	1,523,488	560,279

Statements of Operations
Year ended December 31, 2022
	PIMCO Commodity Real Return Strategy Portfolio - Class M	PIMCO Emerging Markets Bond Portfolio - Administrative Class	PIMCO High Yield Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Advisor Class

Net investment income (loss)
Investment income:
Dividends	$179,670	$29,214	$1,070,696	$84,532

Expenses:
Mortality and expense risks	6,496	3,555	208,547	34,703
Administrative charges	1,347	886	31,802	7,654
Separate account rider charges	—	—	2,114	—
Net investment income (loss)	171,827	24,773	828,233	42,175

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,765	(20,732)	(402,175)	(97,269)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	27,765	(20,732)	(402,175)	(97,269)

Change in net unrealized appreciation (depreciation)
of investments	(221,930)	(90,814)	(3,156,439)	(300,858)

Net gains (losses) on investments	(22,338)	(86,773)	(2,730,381)	(355,952)

Net increase (decrease) in net assets resulting from operations	$(22,338)	$(86,773)	$(2,730,381)	$(355,952)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2010 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$25,160,301	$72,828,065	$11,416,433	$10,221,558
Total assets	25,160,301	72,828,065	11,416,433	10,221,558
Total liabilities	—	—	—	—
Net assets	$25,160,301	$72,828,065	$11,416,433	$10,221,558

Net assets
Applicable to accumulation units	$25,160,301	$72,828,065	$11,416,433	$10,221,558
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$25,160,301	$72,828,065	$11,416,433	$10,221,558

Investments in shares of mutual funds, at cost	$30,358,773	$65,546,241	$12,559,020	$11,902,296

Shares of mutual funds owned	2,801,815	2,398,816	383,359	943,819

Accumulation units outstanding	2,363,685	2,869,334	719,035	575,420
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,363,685	2,869,334	719,035	575,420

Statements of Operations
Year ended December 31, 2022
	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2010 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$704,397	$635,921	$73,057	$322,422

Expenses:
Mortality and expense risks	250,364	1,006,071	73,729	144,787
Administrative charges	40,340	91,482	17,078	15,660
Separate account rider charges	897	5,863	—	1,184
Net investment income (loss)	412,796	(467,495)	(17,750)	160,791

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(834,374)	4,587,421	218,120	(74,003)
Capital gains distributions	—	9,494,216	1,427,139	453,044
Total realized gains (losses) on investments	(834,374)	14,081,637	1,645,259	379,041

Change in net unrealized appreciation (depreciation)
of investments	(4,198,372)	(30,821,805)	(3,904,785)	(2,484,254)

Net gains (losses) on investments	(4,619,950)	(17,207,663)	(2,277,276)	(1,944,422)

Net increase (decrease) in net assets resulting from operations	$(4,619,950)	$(17,207,663)	$(2,277,276)	$(1,944,422)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$54,253,875	$40,825,671	$11,033,909	$7,891,684
Total assets	54,253,875	40,825,671	11,033,909	7,891,684
Total liabilities	—	—	—	—
Net assets	$54,253,875	$40,825,671	$11,033,909	$7,891,684

Net assets
Applicable to accumulation units	$54,253,875	$40,825,671	$11,033,909	$7,891,684
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,253,875	$40,825,671	$11,033,909	$7,891,684

Investments in shares of mutual funds, at cost	$62,087,633	$43,479,786	$11,464,422	$8,168,195

Shares of mutual funds owned	4,669,008	3,489,374	756,265	565,307

Accumulation units outstanding	2,611,556	1,875,245	479,572	343,572
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,611,556	1,875,245	479,572	343,572

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$1,974,529	$1,312,032	$395,605	$315,598

Expenses:
Mortality and expense risks	759,691	576,238	154,340	108,046
Administrative charges	85,151	66,684	17,843	13,192
Separate account rider charges	2,922	2,637	777	189
Net investment income (loss)	1,126,765	666,473	222,645	194,171

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	348,340	274,843	275,013	169,183
Capital gains distributions	4,186,991	3,086,066	854,669	732,691
Total realized gains (losses) on investments	4,535,331	3,360,909	1,129,682	901,874

Change in net unrealized appreciation (depreciation)
of investments	(17,062,765)	(14,404,495)	(4,412,949)	(3,324,175)

Net gains (losses) on investments	(11,400,669)	(10,377,113)	(3,060,622)	(2,228,130)

Net increase (decrease) in net assets resulting from operations	$(11,400,669)	$(10,377,113)	$(3,060,622)	$(2,228,130)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer January Account - Class 2	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2

Assets
Investments in shares of mutual funds, at fair value	$6,181,343	$25,599,118	$25,218,373	$16,910,356
Total assets	6,181,343	25,599,118	25,218,373	16,910,356
Total liabilities	—	—	—	—
Net assets	$6,181,343	$25,599,118	$25,218,373	$16,910,356

Net assets
Applicable to accumulation units	$6,181,343	$25,599,118	$25,218,373	$16,910,356
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,181,343	$25,599,118	$25,218,373	$16,910,356

Investments in shares of mutual funds, at cost	$7,235,383	$25,599,118	$25,204,312	$16,353,058

Shares of mutual funds owned	610,804	2,559,912	2,482,123	1,608,978

Accumulation units outstanding	399,061	2,560,113	2,485,302	1,610,105
Annuitized units outstanding	—	—	—	—
Total units outstanding	399,061	2,560,113	2,485,302	1,610,105

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer January Account - Class 2	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2

Net investment income (loss)
Investment income:
Dividends	$234,820	$—	$87,700	$37,254

Expenses:
Mortality and expense risks	92,562	1,131	87,731	43,251
Administrative charges	9,808	197	17,922	7,905
Separate account rider charges	263	2	5	23
Net investment income (loss)	132,187	(1,330)	(17,958)	(13,925)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(73,558)	—	84,828	506,514
Capital gains distributions	305,134	—	—	—
Total realized gains (losses) on investments	231,576	—	84,828	506,514

Change in net unrealized appreciation (depreciation)
of investments	(1,597,979)	—	14,061	557,298

Net gains (losses) on investments	(1,234,216)	(1,330)	80,931	1,049,887

Net increase (decrease) in net assets resulting from operations	$(1,234,216)	$(1,330)	$80,931	$1,049,887

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2	Rydex VIF Basic Materials Fund	Rydex V.I. Commodities Strategy Fund

Assets
Investments in shares of mutual funds, at fair value	$44,770,620	$9,160,822	$673,756	$2,633,592
Total assets	44,770,620	9,160,822	673,756	2,633,592
Total liabilities	—	—	—	—
Net assets	$44,770,620	$9,160,822	$673,756	$2,633,592

Net assets
Applicable to accumulation units	$44,770,620	$9,160,822	$673,756	$2,633,592
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$44,770,620	$9,160,822	$673,756	$2,633,592

Investments in shares of mutual funds, at cost	$53,737,925	$11,024,084	$669,705	$2,904,860

Shares of mutual funds owned	2,638,221	538,872	7,230	25,942

Accumulation units outstanding	662,149	707,012	48,812	262,794
Annuitized units outstanding	—	—	—	—
Total units outstanding	662,149	707,012	48,812	262,794

Statements of Operations
Year ended December 31, 2022
	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2	Rydex VIF Basic Materials Fund	Rydex V.I. Commodities Strategy Fund

Net investment income (loss)
Investment income:
Dividends	$647,907	$106,230	$3,968	$172,433

Expenses:
Mortality and expense risks	668,082	68,982	5,486	26,629
Administrative charges	52,789	14,959	1,089	3,557
Separate account rider charges	6,377	—	—	702
Net investment income (loss)	(79,341)	22,289	(2,607)	141,545

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	158,488	(96,808)	61,704	412,243
Capital gains distributions	3,583,781	707,600	13,148	—
Total realized gains (losses) on investments	3,742,269	610,792	74,852	412,243

Change in net unrealized appreciation (depreciation)
of investments	(20,915,292)	(3,729,425)	(162,605)	(386,473)

Net gains (losses) on investments	(17,252,364)	(3,096,344)	(90,360)	167,315

Net increase (decrease) in net assets resulting from operations	$(17,252,364)	$(3,096,344)	$(90,360)	$167,315

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Rydex V.I. NASDAQ-100® Fund	SAM Balanced Account Class - 1	SAM Balanced Account Class - 2	SAM Conservative Balanced Account Class - 1

Assets
Investments in shares of mutual funds, at fair value	$8,927,347	$304,354,991	$36,044,365	$69,026,339
Total assets	8,927,347	304,354,991	36,044,365	69,026,339
Total liabilities	—	—	—	—
Net assets	$8,927,347	$304,354,991	$36,044,365	$69,026,339

Net assets
Applicable to accumulation units	$8,927,347	$304,354,991	$36,044,365	$69,026,339
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,927,347	$304,354,991	$36,044,365	$69,026,339

Investments in shares of mutual funds, at cost	$11,169,147	$355,459,550	$43,821,313	$79,395,582

Shares of mutual funds owned	192,899	23,946,104	2,883,549	6,747,443

Accumulation units outstanding	563,983	16,624,267	3,034,462	4,112,589
Annuitized units outstanding	—	—	—	—
Total units outstanding	563,983	16,624,267	3,034,462	4,112,589

Statements of Operations
Year ended December 31, 2022
	Rydex V.I. NASDAQ-100® Fund	SAM Balanced Account Class - 1	SAM Balanced Account Class - 2	SAM Conservative Balanced Account Class - 1

Net investment income (loss)
Investment income:
Dividends	$—	$7,966,873	$811,761	$1,859,402

Expenses:
Mortality and expense risks	72,273	4,241,927	255,933	980,610
Administrative charges	15,942	467,665	54,420	108,873
Separate account rider charges	—	28,159	—	11,124
Net investment income (loss)	(88,215)	3,229,122	501,408	758,795

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	561,877	(3,258,141)	(219,761)	(869,873)
Capital gains distributions	369,440	44,197,175	5,053,368	7,069,980
Total realized gains (losses) on investments	931,317	40,939,034	4,833,607	6,200,107

Change in net unrealized appreciation (depreciation)
of investments	(5,672,142)	(113,778,798)	(12,237,443)	(21,299,338)

Net gains (losses) on investments	(4,829,040)	(69,610,642)	(6,902,428)	(14,340,436)

Net increase (decrease) in net assets resulting from operations	$(4,829,040)	$(69,610,642)	$(6,902,428)	$(14,340,436)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	SAM Conservative Balanced Account Class - 2	SAM Conservative Growth Account Class - 1	SAM Conservative Growth Account Class - 2	SAM Flexible Income Account Class - 1

Assets
Investments in shares of mutual funds, at fair value	$14,446,608	$62,649,272	$23,965,704	$73,943,212
Total assets	14,446,608	62,649,272	23,965,704	73,943,212
Total liabilities	—	—	—	—
Net assets	$14,446,608	$62,649,272	$23,965,704	$73,943,212

Net assets
Applicable to accumulation units	$14,446,608	$62,649,272	$23,965,704	$73,943,212
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$14,446,608	$62,649,272	$23,965,704	$73,943,212

Investments in shares of mutual funds, at cost	$17,289,824	$65,487,459	$27,461,731	$88,843,970

Shares of mutual funds owned	1,437,473	3,549,534	1,384,500	7,270,719

Accumulation units outstanding	1,288,016	3,174,668	1,896,148	4,666,043
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,288,016	3,174,668	1,896,148	4,666,043

Statements of Operations
Year ended December 31, 2022
	SAM Conservative Balanced Account Class - 2	SAM Conservative Growth Account Class - 1	SAM Conservative Growth Account Class - 2	SAM Flexible Income Account Class - 1

Net investment income (loss)
Investment income:
Dividends	$363,866	$1,459,840	$475,092	$2,434,620

Expenses:
Mortality and expense risks	111,268	885,519	183,249	1,084,395
Administrative charges	23,679	94,671	38,403	110,095
Separate account rider charges	—	13,586	—	8,237
Net investment income (loss)	228,919	466,064	253,440	1,231,893

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(249,551)	995,137	209,339	(2,982,827)
Capital gains distributions	1,539,317	7,507,244	2,795,980	6,593,528
Total realized gains (losses) on investments	1,289,766	8,502,381	3,005,319	3,610,701

Change in net unrealized appreciation (depreciation)
of investments	(4,237,084)	(25,193,733)	(8,839,496)	(19,432,628)

Net gains (losses) on investments	(2,718,399)	(16,225,288)	(5,580,737)	(14,590,034)

Net increase (decrease) in net assets resulting from operations	$(2,718,399)	$(16,225,288)	$(5,580,737)	$(14,590,034)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	SAM Flexible Income Account Class - 2	SAM Strategic Growth Account Class - 1	SAM Strategic Growth Account Class - 2	Short-Term Income Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$25,199,173	$39,556,459	$17,165,045	$48,148,573
Total assets	25,199,173	39,556,459	17,165,045	48,148,573
Total liabilities	—	—	—	—
Net assets	$25,199,173	$39,556,459	$17,165,045	$48,148,573

Net assets
Applicable to accumulation units	$25,199,173	$39,556,459	$17,165,045	$48,148,573
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$25,199,173	$39,556,459	$17,165,045	$48,148,573

Investments in shares of mutual funds, at cost	$30,864,360	$40,396,237	$20,106,102	$51,161,640

Shares of mutual funds owned	2,514,887	2,001,845	885,252	19,978,661

Accumulation units outstanding	2,346,193	1,933,759	1,329,901	4,238,084
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,346,193	1,933,759	1,329,901	4,238,084

Statements of Operations
Year ended December 31, 2022
	SAM Flexible Income Account Class - 2	SAM Strategic Growth Account Class - 1	SAM Strategic Growth Account Class - 2	Short-Term Income Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$742,803	$936,861	$363,390	$622,291

Expenses:
Mortality and expense risks	196,726	550,341	131,619	678,328
Administrative charges	42,811	58,286	28,419	72,959
Separate account rider charges	—	24,821	—	2,572
Net investment income (loss)	503,266	303,413	203,352	(131,568)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(989,584)	1,021,483	549,843	(810,017)
Capital gains distributions	2,205,423	4,570,126	2,019,121	77,250
Total realized gains (losses) on investments	1,215,839	5,591,609	2,568,964	(732,767)

Change in net unrealized appreciation (depreciation)
of investments	(6,478,048)	(16,633,087)	(7,313,619)	(2,069,485)

Net gains (losses) on investments	(4,758,943)	(10,738,065)	(4,541,303)	(2,933,820)

Net increase (decrease) in net assets resulting from operations	$(4,758,943)	$(10,738,065)	$(4,541,303)	$(2,933,820)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	SmallCap Account - Class 1	SmallCap Account - Class 2	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II

Assets
Investments in shares of mutual funds, at fair value	$70,258,430	$4,428,593	$26,429,476	$19,641,758
Total assets	70,258,430	4,428,593	26,429,476	19,641,758
Total liabilities	—	—	—	—
Net assets	$70,258,430	$4,428,593	$26,429,476	$19,641,758

Net assets
Applicable to accumulation units	$70,258,430	$4,428,593	$26,429,476	$19,641,758
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$70,258,430	$4,428,593	$26,429,476	$19,641,758

Investments in shares of mutual funds, at cost	$79,374,978	$5,562,399	$35,473,492	$16,541,971

Shares of mutual funds owned	5,387,916	343,036	904,190	373,986

Accumulation units outstanding	2,287,226	352,207	1,558,404	234,846
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,287,226	352,207	1,558,404	234,846

Statements of Operations
Year ended December 31, 2022
	SmallCap Account - Class 1	SmallCap Account - Class 2	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II

Net investment income (loss)
Investment income:
Dividends	$46,636	$—	$—	$—

Expenses:
Mortality and expense risks	974,566	31,978	313,955	263,272
Administrative charges	68,476	6,936	48,273	31,596
Separate account rider charges	6,813	—	5,089	2,644
Net investment income (loss)	(1,003,219)	(38,914)	(367,317)	(297,512)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	773,358	8,340	1,000,311	948,106
Capital gains distributions	13,770,598	830,601	1,476,151	333,538
Total realized gains (losses) on investments	14,543,956	838,941	2,476,462	1,281,644

Change in net unrealized appreciation (depreciation)
of investments	(34,659,149)	(1,975,684)	(19,446,984)	(4,747,224)

Net gains (losses) on investments	(21,118,412)	(1,175,657)	(17,337,839)	(3,763,092)

Net increase (decrease) in net assets resulting from operations	$(21,118,412)	$(1,175,657)	$(17,337,839)	$(3,763,092)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Templeton Global Bond VIP Fund - Class 4	Templeton Growth VIP Fund - Class 2	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio Investor Class

Assets
Investments in shares of mutual funds, at fair value	$2,352,704	$509,666	$387,656	$1,014,825
Total assets	2,352,704	509,666	387,656	1,014,825
Total liabilities	—	—	—	—
Net assets	$2,352,704	$509,666	$387,656	$1,014,825

Net assets
Applicable to accumulation units	$2,352,704	$509,666	$387,656	$1,014,825
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,352,704	$509,666	$387,656	$1,014,825

Investments in shares of mutual funds, at cost	$2,692,381	$511,353	$387,528	$963,059

Shares of mutual funds owned	184,237	49,772	33,161	57,891

Accumulation units outstanding	289,553	22,062	32,871	86,927
Annuitized units outstanding	—	—	—	—
Total units outstanding	289,553	22,062	32,871	86,927

Statements of Operations
Year ended December 31, 2022
	Templeton Global Bond VIP Fund - Class 4	Templeton Growth VIP Fund - Class 2	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio Investor Class

Net investment income (loss)
Investment income:
Dividends	$—	$826	$5,999	$9,087

Expenses:
Mortality and expense risks	22,031	4,483	2,581	6,533
Administrative charges	3,604	—	592	1,574
Separate account rider charges	39	—	—	—
Net investment income (loss)	(25,674)	(3,657)	2,826	980

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(176,913)	(32,307)	1,522	6,788
Capital gains distributions	—	—	—	642
Total realized gains (losses) on investments	(176,913)	(32,307)	1,522	7,430

Change in net unrealized appreciation (depreciation)
of investments	33,437	(40,130)	(4,295)	(209,283)

Net gains (losses) on investments	(169,150)	(76,094)	53	(200,873)

Net increase (decrease) in net assets resulting from operations	$(169,150)	$(76,094)	$53	$(200,873)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	TOPS® Managed Risk Balanced ETF Portfolio Investor Class	TOPS® Conservative ETF Portfolio Investor Class	TOPS® Growth ETF Portfolio Investor Class	TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class

Assets
Investments in shares of mutual funds, at fair value	$2,180,473	$1,253,091	$963,607	$660,773
Total assets	2,180,473	1,253,091	963,607	660,773
Total liabilities	—	—	—	—
Net assets	$2,180,473	$1,253,091	$963,607	$660,773

Net assets
Applicable to accumulation units	$2,180,473	$1,253,091	$963,607	$660,773
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,180,473	$1,253,091	$963,607	$660,773

Investments in shares of mutual funds, at cost	$2,330,821	$1,360,141	$1,029,513	$683,336

Shares of mutual funds owned	164,937	102,712	54,938	47,503

Accumulation units outstanding	198,984	117,871	83,871	58,180
Annuitized units outstanding	—	—	—	—
Total units outstanding	198,984	117,871	83,871	58,180

Statements of Operations
Year ended December 31, 2022
	TOPS® Managed Risk Balanced ETF Portfolio Investor Class	TOPS® Conservative ETF Portfolio Investor Class	TOPS® Growth ETF Portfolio Investor Class	TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class

Net investment income (loss)
Investment income:
Dividends	$28,990	$18,480	$10,088	$8,653

Expenses:
Mortality and expense risks	12,508	9,617	6,833	3,631
Administrative charges	3,082	1,901	1,625	890
Separate account rider charges	91	1,062	29	—
Net investment income (loss)	13,309	5,900	1,601	4,132

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,627	4,376	46,956	4,497
Capital gains distributions	31,686	20,713	5,258	7,722
Total realized gains (losses) on investments	54,313	25,089	52,214	12,219

Change in net unrealized appreciation (depreciation)
of investments	(326,110)	(164,674)	(262,371)	(93,215)

Net gains (losses) on investments	(258,488)	(133,685)	(208,556)	(76,864)

Net increase (decrease) in net assets resulting from operations	$(258,488)	$(133,685)	$(208,556)	$(76,864)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	VanEck VIP Global Gold Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares

Assets
Investments in shares of mutual funds, at fair value	$330,058	$5,141,578
Total assets	330,058	5,141,578
Total liabilities	—	—
Net assets	$330,058	$5,141,578

Net assets
Applicable to accumulation units	$330,058	$5,141,578
Applicable to contracts in annuitization period	—	—
Total net assets	$330,058	$5,141,578

Investments in shares of mutual funds, at cost	$313,276	$4,385,128

Shares of mutual funds owned	43,486	189,307

Accumulation units outstanding	37,058	431,017
Annuitized units outstanding	—	—
Total units outstanding	37,058	431,017

Statements of Operations
Year ended December 31, 2022
	VanEck VIP Global Gold Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares

Net investment income (loss)
Investment income:
Dividends	$—	$81,520

Expenses:
Mortality and expense risks	1,191	59,842
Administrative charges	179	7,034
Separate account rider charges	—	1,200
Net investment income (loss)	(1,370)	13,444

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,529)	350,676
Capital gains distributions	—	—
Total realized gains (losses) on investments	(5,529)	350,676

Change in net unrealized appreciation (depreciation)
of investments	16,782	(144,999)

Net gains (losses) on investments	9,883	219,121

Net increase (decrease) in net assets resulting from operations	$9,883	$219,121

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	Alps/Red Rocks Global Opportunity Portfolio Class III	American Century VP Capital Appreciation Class I

Net assets as of January 1, 2021	$5,354,127	$4,034,059	$746,528	$1,923,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,771)	(34,289)	46,586	(25,359)
Total realized gains (losses) on investments	1,785,754	77,286	49,188	348,634
Change in net unrealized appreciation (depreciation)
of investments	(1,283,567)	1,299,436	91,897	(142,223)
Net gains (losses) on investments	429,416	1,342,433	187,671	181,052
Net increase (decrease) in net assets resulting from operations	429,416	1,342,433	187,671	181,052
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	588,702	1,740,028	567,227	61,440
Administration charges	(66)	—	(2,800)	(792)
Contingent sales charges	(1,971)	(2,003)	(161)	(241)
Contract terminations	(703,122)	(718,268)	(20,781)	(85,831)
Death benefit payments	(23,318)	(10,665)	(18,451)	(41,089)
Flexible withdrawal option payments	(28,301)	(44,764)	(3,783)	(18,475)
Transfers to other contracts	(860,357)	(859,536)	(113,979)	(339,795)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,028,433)	104,792	407,272	(424,783)
Total increase (decrease)	(599,017)	1,447,225	594,943	(243,731)
Net assets as of December 31, 2021	4,755,110	5,481,284	1,341,471	1,679,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44,248)	(16,125)	103,650	(17,937)
Total realized gains (losses) on investments	1,339,132	573,182	58,794	164,459
Change in net unrealized appreciation (depreciation)
of investments	(3,147,549)	(1,409,939)	(583,187)	(636,401)
Net gains (losses) on investments	(1,852,665)	(852,882)	(420,743)	(489,879)
Net increase (decrease) in net assets resulting from operations	(1,852,665)	(852,882)	(420,743)	(489,879)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	231,201	689,408	231,746	87,776
Administration charges	(30)	—	(2,418)	(563)
Contingent sales charges	(569)	(1,024)	(49)	(151)
Contract terminations	(230,026)	(424,075)	(6,888)	(61,112)
Death benefit payments	(1,665)	(39,968)	—	(2,169)
Flexible withdrawal option payments	(22,831)	(54,350)	(8,596)	(17,189)
Transfers to other contracts	(174,421)	(1,173,207)	(308,571)	(17,196)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(198,341)	(1,003,216)	(94,776)	(10,604)
Total increase (decrease)	(2,051,006)	(1,856,098)	(515,519)	(500,483)
Net assets as of December 31, 2022	$2,704,104	$3,625,186	$825,952	$1,179,389

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra® Fund - Class I

Net assets as of January 1, 2021	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,989)	601,825	(37,181)	(59,175)
Total realized gains (losses) on investments	2,129,682	525,362	369,649	773,175
Change in net unrealized appreciation (depreciation)
of investments	64,229	506,621	1,274,628	174,550
Net gains (losses) on investments	2,181,922	1,633,808	1,607,096	888,550
Net increase (decrease) in net assets resulting from operations	2,181,922	1,633,808	1,607,096	888,550
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	507,628	6,333,021	714,697	220,383
Administration charges	(505)	(127,286)	(143)	(543)
Contingent sales charges	604	(7,574)	(3,133)	(391)
Contract terminations	(804,239)	(2,609,897)	(1,231,761)	(710,761)
Death benefit payments	(119,533)	(416,521)	(38,553)	(3,153)
Flexible withdrawal option payments	(126,681)	(1,212,303)	(68,997)	(34,921)
Transfers to other contracts	(488,729)	(3,475,029)	(591,883)	(342,901)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,031,455)	(1,515,589)	(1,219,773)	(872,287)
Total increase (decrease)	1,150,467	118,219	387,323	16,263
Net assets as of December 31, 2021	11,249,533	34,357,712	8,348,475	4,765,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53,753	1,089,325	52,356	(45,580)
Total realized gains (losses) on investments	2,173,634	305,388	1,193,058	505,918
Change in net unrealized appreciation (depreciation)
of investments	(3,744,166)	(6,056,507)	(1,502,799)	(1,988,145)
Net gains (losses) on investments	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Net increase (decrease) in net assets resulting from operations	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	174,516	4,573,800	1,043,884	189,929
Administration charges	(315)	(91,779)	(228)	(376)
Contingent sales charges	(159)	(5,746)	(1,305)	(129)
Contract terminations	(423,145)	(1,797,792)	(535,101)	(274,635)
Death benefit payments	(133,713)	(384,259)	(2,825)	(11,779)
Flexible withdrawal option payments	(124,521)	(1,103,272)	(74,068)	(27,973)
Transfers to other contracts	(708,120)	(4,578,660)	(1,325,960)	(272,910)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,215,457)	(3,387,708)	(895,603)	(397,873)
Total increase (decrease)	(2,732,236)	(8,049,502)	(1,152,988)	(1,925,680)
Net assets as of December 31, 2022	$8,517,297	$26,308,210	$7,195,487	$2,840,038

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Century VP Ultra® Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Asset Allocation Fund - Class 2	American Funds Insurance Series® Asset Allocation Fund - Class 4

Net assets as of January 1, 2021	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(395,464)	48,487	(1,282)	103,410
Total realized gains (losses) on investments	5,807,748	1,452,168	270,592	571,113
Change in net unrealized appreciation (depreciation)
of investments	7,016	1,436,442	65,390	1,064,657
Net gains (losses) on investments	5,419,300	2,937,097	334,700	1,739,180
Net increase (decrease) in net assets resulting from operations	5,419,300	2,937,097	334,700	1,739,180
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,238,924	1,600,112	1,272,639	7,072,139
Administration charges	(83,089)	(5,901)	(401)	(30,177)
Contingent sales charges	(7,146)	(786)	(2,192)	(2,290)
Contract terminations	(2,549,678)	(930,748)	(782,378)	(219,514)
Death benefit payments	(399,135)	(148,519)	—	(75,532)
Flexible withdrawal option payments	(889,916)	(134,096)	(28,856)	(143,972)
Transfers to other contracts	(4,440,850)	(1,102,315)	(936,781)	(336,320)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,130,890)	(722,253)	(477,969)	6,264,334
Total increase (decrease)	(1,711,590)	2,214,844	(143,269)	8,003,514
Net assets as of December 31, 2021	26,603,287	15,466,974	2,535,657	18,082,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283,715)	107,779	9,632	174,870
Total realized gains (losses) on investments	2,973,922	2,546,539	254,894	1,973,215
Change in net unrealized appreciation (depreciation)
of investments	(11,303,096)	(2,804,634)	(630,234)	(4,906,457)
Net gains (losses) on investments	(8,612,889)	(150,316)	(365,708)	(2,758,372)
Net increase (decrease) in net assets resulting from operations	(8,612,889)	(150,316)	(365,708)	(2,758,372)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,075,179	1,868,160	331,892	4,635,258
Administration charges	(53,617)	(6,343)	(366)	(27,929)
Contingent sales charges	(3,686)	(1,554)	(401)	(4,200)
Contract terminations	(1,490,504)	(867,095)	(162,277)	(557,081)
Death benefit payments	(263,562)	(133,711)	(11,390)	(8,911)
Flexible withdrawal option payments	(764,422)	(162,385)	(26,728)	(175,283)
Transfers to other contracts	(1,566,995)	(1,481,692)	(170,488)	(955,857)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,067,607)	(784,620)	(39,758)	2,905,997
Total increase (decrease)	(9,680,496)	(934,936)	(405,466)	147,625
Net assets as of December 31, 2022	$16,922,791	$14,532,038	$2,130,191	$18,229,625

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	American Funds Insurance Series® High-Income Trust® Fund - Class 2	American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2

Net assets as of January 1, 2021	$1,930,181	$2,381,994	$1,308,880	$4,548,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,418)	(27,177)	45,037	28,092
Total realized gains (losses) on investments	233,483	252,259	(11,517)	21,953
Change in net unrealized appreciation (depreciation)
of investments	(89,676)	(102,359)	62,609	535,002
Net gains (losses) on investments	115,389	122,723	96,129	585,047
Net increase (decrease) in net assets resulting from operations	115,389	122,723	96,129	585,047
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	210,806	2,058,392	755,727	1,815,614
Administration charges	(58)	(8,811)	—	(7,474)
Contingent sales charges	(370)	(947)	(134)	(285)
Contract terminations	(235,058)	(74,332)	(243,122)	(28,719)
Death benefit payments	—	(33,070)	—	(66,071)
Flexible withdrawal option payments	(19,659)	(12,836)	(7,769)	(41,984)
Transfers to other contracts	(199,650)	(500,635)	(374,398)	(126,649)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(243,989)	1,427,761	130,304	1,544,432
Total increase (decrease)	(128,600)	1,550,484	226,433	2,129,479
Net assets as of December 31, 2021	1,801,581	3,932,478	1,535,313	6,678,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18,349)	(25,997)	66,353	86,101
Total realized gains (losses) on investments	432,464	924,580	(33,043)	231,812
Change in net unrealized appreciation (depreciation)
of investments	(946,718)	(2,174,573)	(181,883)	(1,280,280)
Net gains (losses) on investments	(532,603)	(1,275,990)	(148,573)	(962,367)
Net increase (decrease) in net assets resulting from operations	(532,603)	(1,275,990)	(148,573)	(962,367)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	103,595	1,276,091	41,680	1,599,944
Administration charges	—	(7,172)	—	(6,421)
Contingent sales charges	(49)	(721)	(25)	(3,904)
Contract terminations	(20,799)	(94,999)	(54,317)	(219,642)
Death benefit payments	(980)	—	(8,938)	—
Flexible withdrawal option payments	(13,720)	(39,507)	(8,303)	(49,463)
Transfers to other contracts	(163,316)	(679,585)	(412,044)	(361,518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(95,269)	454,107	(441,947)	958,996
Total increase (decrease)	(627,872)	(821,883)	(590,520)	(3,371)
Net assets as of December 31, 2022	$1,173,709	$3,110,595	$944,793	$6,674,655

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		American Funds Insurance Series® Managed Risk International Fund - Class P2
	American Funds Insurance Series® Managed Risk Growth Fund - Class P2		American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® New World Fund® - Class 4

Net assets as of January 1, 2021	$3,934,101	$287,017	$2,113,167	$3,683,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,040)	(1,240)	(12,569)	(4,601)
Total realized gains (losses) on investments	281,814	623	218,022	274,002
Change in net unrealized appreciation (depreciation)
of investments	305,590	(17,218)	(131,773)	(155,541)
Net gains (losses) on investments	574,364	(17,835)	73,680	113,860
Net increase (decrease) in net assets resulting from operations	574,364	(17,835)	73,680	113,860
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,681,234	140,219	451,911	2,954,574
Administration charges	(9,995)	(952)	—	(11,814)
Contingent sales charges	(498)	(4)	(565)	(1,257)
Contract terminations	(58,465)	(837)	(270,683)	(94,151)
Death benefit payments	—	(14,727)	(13,963)	(27,221)
Flexible withdrawal option payments	(28,737)	(2,630)	(21,983)	(14,541)
Transfers to other contracts	(147,156)	(5,287)	(244,742)	(402,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,436,383	115,782	(100,025)	2,403,186
Total increase (decrease)	2,010,747	97,947	(26,345)	2,517,046
Net assets as of December 31, 2021	5,944,848	384,964	2,086,822	6,200,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,658	10,930	(1,548)	19,933
Total realized gains (losses) on investments	944,526	(12,522)	143,370	576,701
Change in net unrealized appreciation (depreciation)
of investments	(2,585,041)	(76,574)	(628,736)	(2,062,888)
Net gains (losses) on investments	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Net increase (decrease) in net assets resulting from operations	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,923,454	241,552	151,427	2,118,032
Administration charges	(7,571)	(880)	—	(10,810)
Contingent sales charges	(1,473)	(54)	(185)	(2,863)
Contract terminations	(140,914)	(2,752)	(76,533)	(206,218)
Death benefit payments	—	—	(3,473)	(20,411)
Flexible withdrawal option payments	(33,027)	(4,068)	(17,627)	(30,388)
Transfers to other contracts	(292,639)	(42,873)	(168,041)	(845,493)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,447,830	190,925	(114,432)	1,001,849
Total increase (decrease)	(154,027)	112,759	(601,346)	(464,405)
Net assets as of December 31, 2022	$5,790,821	$497,723	$1,485,476	$5,736,468

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund – Class III
				BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III

Net assets as of January 1, 2021	$3,562,772	$8,605,824	$1,574,772	$1,853,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,733)	51,077	69,775	9,771
Total realized gains (losses) on investments	92,113	226,331	517,288	1,082,452
Change in net unrealized appreciation (depreciation)
of investments	815,221	2,160,409	(231,949)	(868,280)
Net gains (losses) on investments	905,601	2,437,817	355,114	223,943
Net increase (decrease) in net assets resulting from operations	905,601	2,437,817	355,114	223,943
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	727,336	2,478,689	4,727,472	1,036,308
Administration charges	(137)	(24,967)	(4,731)	(5,968)
Contingent sales charges	(1,079)	(2,516)	(811)	(1,739)
Contract terminations	(405,874)	(202,884)	(97,663)	(145,165)
Death benefit payments	(15,459)	—	—	—
Flexible withdrawal option payments	(17,355)	(71,220)	(39,936)	(13,672)
Transfers to other contracts	(515,822)	(976,860)	(476,803)	(494,269)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(228,390)	1,200,242	4,107,528	375,495
Total increase (decrease)	677,211	3,638,059	4,462,642	599,438
Net assets as of December 31, 2021	4,239,983	12,243,883	6,037,414	2,453,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,183	107,026	109,349	22,195
Total realized gains (losses) on investments	838,647	2,732,495	(41,239)	(224,512)
Change in net unrealized appreciation (depreciation)
of investments	(1,262,762)	(4,018,637)	(1,243,989)	(232,329)
Net gains (losses) on investments	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Net increase (decrease) in net assets resulting from operations	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	404,573	2,305,530	7,609,790	478,613
Administration charges	(193)	(18,314)	(6,398)	(4,458)
Contingent sales charges	(711)	(3,278)	(1,352)	(560)
Contract terminations	(400,116)	(321,858)	(197,614)	(88,520)
Death benefit payments	(8,319)	(43,858)	(76,045)	—
Flexible withdrawal option payments	(20,327)	(91,344)	(97,593)	(14,127)
Transfers to other contracts	(629,329)	(1,250,414)	(3,817,582)	(152,616)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(654,422)	576,464	3,413,206	218,332
Total increase (decrease)	(1,067,354)	(602,652)	2,237,327	(216,314)
Net assets as of December 31, 2022	$3,172,629	$11,641,231	$8,274,741	$2,236,726

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund – Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net assets as of January 1, 2021	$2,355,927	$—	$664,143	$12,757,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,600)	(17,821)	(3,887)	(179,306)
Total realized gains (losses) on investments	787,995	68,326	16,514	2,958,312
Change in net unrealized appreciation (depreciation)
of investments	(627,100)	67,631	158,590	(1,495,499)
Net gains (losses) on investments	157,295	118,136	171,217	1,283,507
Net increase (decrease) in net assets resulting from operations	157,295	118,136	171,217	1,283,507
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,561,082	7,079,824	225,988	1,300,768
Administration charges	(5,466)	(4,817)	(1,790)	(808)
Contingent sales charges	(1,800)	(344)	(366)	(3,263)
Contract terminations	(425,519)	(23,930)	(25,784)	(1,164,284)
Death benefit payments	(6,143)	—	—	(54,362)
Flexible withdrawal option payments	(26,913)	(17,824)	(9,750)	(80,581)
Transfers to other contracts	(445,142)	(166,148)	(50,012)	(2,172,148)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,650,099	6,866,761	138,286	(2,174,678)
Total increase (decrease)	1,807,394	6,984,897	309,503	(891,171)
Net assets as of December 31, 2021	4,163,321	6,984,897	973,646	11,866,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34,235)	(63,186)	(3,797)	(104,821)
Total realized gains (losses) on investments	(1,474)	(750,172)	199,334	737,149
Change in net unrealized appreciation (depreciation)
of investments	(678,407)	(1,988,689)	(343,495)	(5,970,168)
Net gains (losses) on investments	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Net increase (decrease) in net assets resulting from operations	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	428,968	5,917,565	127,485	987,854
Administration charges	(4,560)	(12,145)	(1,401)	(360)
Contingent sales charges	(1,296)	(1,412)	(182)	(1,463)
Contract terminations	(145,187)	(240,419)	(19,094)	(591,406)
Death benefit payments	(2,623)	(113,815)	—	(29,196)
Flexible withdrawal option payments	(40,009)	(94,248)	(14,684)	(66,329)
Transfers to other contracts	(156,648)	(1,931,316)	(26,431)	(1,335,862)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	78,645	3,524,210	65,693	(1,036,762)
Total increase (decrease)	(635,471)	722,163	(82,265)	(6,374,602)
Net assets as of December 31, 2022	$3,527,850	$7,707,060	$891,381	$5,491,927

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100® Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Net assets as of January 1, 2021	$2,092,599	$3,584,487	$—	$3,974,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,341	82,949	—	(306)
Total realized gains (losses) on investments	39,000	(3,413)	—	279,785
Change in net unrealized appreciation (depreciation)
of investments	162,435	(185,521)	—	261,094
Net gains (losses) on investments	231,776	(105,985)	—	540,573
Net increase (decrease) in net assets resulting from operations	231,776	(105,985)	—	540,573
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,166,037	2,217,258	—	2,501,296
Administration charges	(6,881)	(8,794)	—	(11,668)
Contingent sales charges	(1,275)	(958)	—	(793)
Contract terminations	(89,861)	(64,208)	—	(59,217)
Death benefit payments	—	(156,713)	—	—
Flexible withdrawal option payments	(21,909)	(34,090)	—	(39,638)
Transfers to other contracts	(207,487)	(392,016)	—	(467,128)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	838,624	1,560,479	—	1,922,852
Total increase (decrease)	1,070,400	1,454,494	—	2,463,425
Net assets as of December 31, 2021	3,162,999	5,038,981	—	6,437,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90,765	95,226	(392)	2,796
Total realized gains (losses) on investments	(338)	(75,116)	8,191	593,415
Change in net unrealized appreciation (depreciation)
of investments	(596,247)	(683,721)	(31,836)	(2,046,557)
Net gains (losses) on investments	(505,820)	(663,611)	(24,037)	(1,450,346)
Net increase (decrease) in net assets resulting from operations	(505,820)	(663,611)	(24,037)	(1,450,346)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	910,541	1,122,171	413,337	1,167,726
Administration charges	(5,868)	(7,558)	(55)	(9,560)
Contingent sales charges	(467)	(4,819)	(133)	(1,116)
Contract terminations	(36,821)	(228,231)	(26,863)	(96,823)
Death benefit payments	(17,295)	(59,115)	—	(50,248)
Flexible withdrawal option payments	(48,015)	(49,384)	—	(63,173)
Transfers to other contracts	(156,935)	(448,829)	(14,723)	(261,756)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	645,140	324,235	371,563	685,050
Total increase (decrease)	139,320	(339,376)	347,526	(765,296)
Net assets as of December 31, 2022	$3,302,319	$4,699,605	$347,526	$5,672,577

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II	Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	Columbia Variable Portfolio Small Cap Value Fund - Class 2

Net assets as of January 1, 2021	$6,061,649	$3,566,369	$3,665,703	$1,277,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	689	(38,898)	22,470	(6,335)
Total realized gains (losses) on investments	482,961	945,831	10,350	26,105
Change in net unrealized appreciation (depreciation)
of investments	993,671	(501,467)	(124,054)	347,204
Net gains (losses) on investments	1,477,321	405,466	(91,234)	366,974
Net increase (decrease) in net assets resulting from operations	1,477,321	405,466	(91,234)	366,974
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,273,255	2,782,405	3,263,903	1,559,426
Administration charges	(14,685)	(12,064)	(7,877)	(3,686)
Contingent sales charges	(1,300)	(1,568)	(1,290)	(312)
Contract terminations	(115,755)	(143,294)	(251,022)	(23,061)
Death benefit payments	(26,495)	(103,146)	(10,718)	—
Flexible withdrawal option payments	(50,359)	(31,668)	(73,414)	(10,033)
Transfers to other contracts	(905,510)	(584,589)	(1,190,080)	(165,731)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,159,151	1,906,076	1,729,502	1,356,603
Total increase (decrease)	2,636,472	2,311,542	1,638,268	1,723,577
Net assets as of December 31, 2021	8,698,121	5,877,911	5,303,971	3,001,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,417	(36,347)	(18,916)	(9,812)
Total realized gains (losses) on investments	892,091	18,313	(120,773)	1,124,237
Change in net unrealized appreciation (depreciation)
of investments	(2,152,517)	(1,790,148)	(252,581)	(1,437,576)
Net gains (losses) on investments	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Net increase (decrease) in net assets resulting from operations	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,048,634	1,143,859	1,775,129	771,878
Administration charges	(12,150)	(9,806)	(8,330)	(3,620)
Contingent sales charges	(1,287)	(1,763)	(2,282)	(1,425)
Contract terminations	(118,083)	(221,306)	(730,956)	(72,261)
Death benefit payments	(126,270)	(94,509)	(18,274)	—
Flexible withdrawal option payments	(78,010)	(44,237)	(108,480)	(21,437)
Transfers to other contracts	(562,406)	(554,891)	(807,085)	(298,953)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	150,428	217,347	99,722	374,182
Total increase (decrease)	(1,100,581)	(1,590,835)	(292,548)	51,031
Net assets as of December 31, 2022	$7,597,540	$4,287,076	$5,011,423	$3,052,099

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2

Net assets as of January 1, 2021	$122,021,480	$2,264,323	$23,344,438	$979,709,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,464,019	(22,743)	216,821	4,412,957
Total realized gains (losses) on investments	4,234,257	25,451	1,696,451	92,071,164
Change in net unrealized appreciation (depreciation)
of investments	(7,822,161)	713,759	291,852	(9,861,190)
Net gains (losses) on investments	(2,123,885)	716,467	2,205,124	86,622,931
Net increase (decrease) in net assets resulting from operations	(2,123,885)	716,467	2,205,124	86,622,931
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,227,480	842,967	781,284	56,561,300
Administration charges	(153,849)	—	(6,378)	(9,456,348)
Contingent sales charges	(17,326)	(987)	(660)	(207,759)
Contract terminations	(12,093,342)	(363,000)	(1,901,838)	(73,741,527)
Death benefit payments	(1,016,307)	(9,088)	(681,672)	(6,618,487)
Flexible withdrawal option payments	(2,749,923)	(24,157)	(377,702)	(24,660,432)
Transfers to other contracts	(6,608,965)	(494,784)	(65,239)	(45,070,476)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,412,232)	(49,049)	(2,252,205)	(103,193,729)
Total increase (decrease)	(11,536,117)	667,418	(47,081)	(16,570,798)
Net assets as of December 31, 2021	110,485,363	2,931,741	23,297,357	963,138,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,542,485	(20,821)	238,235	5,481,821
Total realized gains (losses) on investments	(597,443)	172,548	1,678,548	89,147,085
Change in net unrealized appreciation (depreciation)
of investments	(17,071,743)	(524,716)	(5,519,528)	(246,797,812)
Net gains (losses) on investments	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Net increase (decrease) in net assets resulting from operations	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,745,137	147,765	302,235	24,183,544
Administration charges	(106,767)	—	(4,660)	(6,906,458)
Contingent sales charges	(12,517)	(215)	(487)	(149,711)
Contract terminations	(7,451,308)	(115,036)	(1,741,818)	(54,837,642)
Death benefit payments	(1,192,812)	(29,310)	(346,282)	(8,596,714)
Flexible withdrawal option payments	(2,467,135)	(22,164)	(327,294)	(24,981,808)
Transfers to other contracts	(6,602,762)	(488,732)	(204,356)	(23,725,117)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,088,164)	(507,692)	(2,322,662)	(95,013,906)
Total increase (decrease)	(30,214,865)	(880,681)	(5,925,407)	(247,182,812)
Net assets as of December 31, 2022	$80,270,498	$2,051,060	$17,371,950	$715,955,662

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2

Net assets as of January 1, 2021	$185,111,899	$184,530,132	$3,852,815,540	$378,169,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	551,712	(148,495)	12,411,952	552,670
Total realized gains (losses) on investments	10,909,654	4,744,875	363,357,623	23,796,126
Change in net unrealized appreciation (depreciation)
of investments	3,544,005	12,371,027	111,392,040	20,001,377
Net gains (losses) on investments	15,005,371	16,967,407	487,161,615	44,350,173
Net increase (decrease) in net assets resulting from operations	15,005,371	16,967,407	487,161,615	44,350,173
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,380,180	38,800,032	181,298,261	28,466,508
Administration charges	(1,924,019)	(2,673,207)	(38,740,579)	(3,846,678)
Contingent sales charges	(40,055)	(36,548)	(796,062)	(88,946)
Contract terminations	(14,270,462)	(1,870,298)	(263,551,649)	(28,283,984)
Death benefit payments	(1,066,457)	(476,664)	(21,487,704)	(2,538,661)
Flexible withdrawal option payments	(4,745,458)	(1,910,593)	(76,552,643)	(6,712,382)
Transfers to other contracts	(16,413,523)	(3,497,696)	(146,485,917)	(20,518,016)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(16,079,794)	28,335,026	(366,316,293)	(33,522,159)
Total increase (decrease)	(1,074,423)	45,302,433	120,845,322	10,828,014
Net assets as of December 31, 2021	184,037,476	229,832,565	3,973,660,862	388,997,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,958,351	556,727	21,701,861	4,740,722
Total realized gains (losses) on investments	13,888,120	13,781,031	377,701,192	32,752,908
Change in net unrealized appreciation (depreciation)
of investments	(44,496,813)	(49,314,138)	(1,057,861,428)	(99,571,600)
Net gains (losses) on investments	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Net increase (decrease) in net assets resulting from operations	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,131,638	28,620,787	103,125,088	18,164,935
Administration charges	(1,399,675)	(2,348,204)	(29,714,255)	(2,881,009)
Contingent sales charges	(28,509)	(97,146)	(446,338)	(75,271)
Contract terminations	(9,014,970)	(4,106,754)	(165,871,607)	(24,716,621)
Death benefit payments	(1,030,335)	(1,054,734)	(18,722,444)	(2,078,117)
Flexible withdrawal option payments	(4,854,408)	(2,816,172)	(85,929,797)	(7,338,969)
Transfers to other contracts	(7,799,877)	(5,922,967)	(72,438,378)	(15,070,389)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,996,136)	12,274,810	(269,997,731)	(33,995,441)
Total increase (decrease)	(42,646,478)	(22,701,570)	(928,456,106)	(96,073,411)
Net assets as of December 31, 2022	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Diversified Growth Volatility Control - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B

Net assets as of January 1, 2021	$995,441,197	$323,480,598	$104,698,731	$48,920

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,191,512)	1,423,768	(24,420)	439
Total realized gains (losses) on investments	22,836,502	20,665,745	6,072,617	250
Change in net unrealized appreciation (depreciation)
of investments	109,734,383	(4,653,233)	2,447,512	7,126
Net gains (losses) on investments	130,379,373	17,436,280	8,495,709	7,815
Net increase (decrease) in net assets resulting from operations	130,379,373	17,436,280	8,495,709	7,815
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	204,163,284	82,873,468	4,365,866	53,226
Administration charges	(14,379,145)	(3,521,827)	(52,216)	(156)
Contingent sales charges	(295,449)	(124,096)	(10,264)	—
Contract terminations	(15,119,142)	(36,319,732)	(8,922,884)	—
Death benefit payments	(3,108,973)	(3,822,298)	(1,071,967)	—
Flexible withdrawal option payments	(8,185,161)	(6,482,492)	(1,168,072)	(1,440)
Transfers to other contracts	(11,671,126)	(47,478,047)	(3,799,775)	(101)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	151,404,288	(14,875,024)	(10,659,312)	51,529
Total increase (decrease)	281,783,661	2,561,256	(2,163,603)	59,344
Net assets as of December 31, 2021	1,277,224,858	326,041,854	102,535,128	108,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,733,082	1,886,229	1,063,388	13,157
Total realized gains (losses) on investments	84,829,458	18,063,308	9,693,651	943
Change in net unrealized appreciation (depreciation)
of investments	(283,739,660)	(69,551,986)	(32,023,894)	(34,340)
Net gains (losses) on investments	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Net increase (decrease) in net assets resulting from operations	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	168,488,326	40,481,496	4,177,401	142,846
Administration charges	(13,111,105)	(2,647,513)	(36,505)	(141)
Contingent sales charges	(418,564)	(74,958)	(7,701)	—
Contract terminations	(17,694,422)	(21,307,844)	(5,580,534)	—
Death benefit payments	(1,521,034)	(1,888,793)	(779,955)	—
Flexible withdrawal option payments	(11,978,442)	(6,958,143)	(1,144,083)	(1,702)
Transfers to other contracts	(7,618,531)	(29,641,040)	(2,525,830)	(7,676)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	116,146,228	(22,036,795)	(5,897,207)	133,327
Total increase (decrease)	(80,030,892)	(71,639,244)	(27,164,062)	113,087
Net assets as of December 31, 2022	$1,197,193,966	$254,402,610	$75,371,066	$221,351

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

			EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB
	DWS Equity 500 Index VIP – Class B2	DWS Small Mid Cap Value VIP - Class B

Net assets as of January 1, 2021	$2,860,509	$1,307,186	$180,811	$130,971

Increase (decrease) in net assets
Operations:
Net investment income (loss)	886	(7,210)	94,429	84
Total realized gains (losses) on investments	293,761	(13,516)	183,462	21,610
Change in net unrealized appreciation (depreciation)
of investments	421,499	378,506	(291,599)	14,977
Net gains (losses) on investments	716,146	357,780	(13,708)	36,671
Net increase (decrease) in net assets resulting from operations	716,146	357,780	(13,708)	36,671
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,086	691,868	863,710	136,594
Administration charges	(5,326)	(1,416)	(1,029)	(388)
Contingent sales charges	(643)	(365)	(117)	(4)
Contract terminations	(61,945)	(108,427)	(16,367)	(1,787)
Death benefit payments	(40,472)	(19,163)	—	—
Flexible withdrawal option payments	(34,501)	(11,797)	(2,886)	(743)
Transfers to other contracts	(350,098)	(247,451)	(93,931)	(39,715)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(470,899)	303,249	749,380	93,957
Total increase (decrease)	245,247	661,029	735,672	130,628
Net assets as of December 31, 2021	3,105,756	1,968,215	916,483	261,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,566)	(11,852)	3,397	(434)
Total realized gains (losses) on investments	204,476	10,510	(48,100)	23,128
Change in net unrealized appreciation (depreciation)
of investments	(792,316)	(339,878)	(181,394)	(72,686)
Net gains (losses) on investments	(593,406)	(341,220)	(226,097)	(49,992)
Net increase (decrease) in net assets resulting from operations	(593,406)	(341,220)	(226,097)	(49,992)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	131,254	290,405	253,701	348,780
Administration charges	(3,597)	(1,369)	(1,199)	(498)
Contingent sales charges	(432)	(330)	(394)	(18)
Contract terminations	(72,263)	(64,231)	(20,409)	(866)
Death benefit payments	(33,718)	—	—	—
Flexible withdrawal option payments	(36,042)	(23,715)	(8,891)	(475)
Transfers to other contracts	(170,579)	(315,542)	(37,415)	(114,957)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(185,377)	(114,782)	185,393	231,966
Total increase (decrease)	(778,783)	(456,002)	(40,704)	181,974
Net assets as of December 31, 2022	$2,326,973	$1,512,213	$875,779	$443,573

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB
	EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB			Equity Income Account - Class 1

Net assets as of January 1, 2021	$92,943	$315,855	$170,305	$215,747,754

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,956)	1,934	(3,274)	1,378,712
Total realized gains (losses) on investments	292,514	27,698	53,996	15,940,398
Change in net unrealized appreciation (depreciation)
of investments	(347,142)	42,230	68,325	24,786,854
Net gains (losses) on investments	(66,584)	71,862	119,047	42,105,964
Net increase (decrease) in net assets resulting from operations	(66,584)	71,862	119,047	42,105,964
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,285,134	50,639	650,968	8,440,756
Administration charges	(1,402)	(746)	(657)	(341,158)
Contingent sales charges	(335)	(6)	(12)	(33,439)
Contract terminations	(99,237)	(10,170)	(21,184)	(18,713,342)
Death benefit payments	—	—	—	(2,843,174)
Flexible withdrawal option payments	(7,787)	(570)	—	(4,725,805)
Transfers to other contracts	(1,092,218)	(9,580)	(158,830)	(18,004,179)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,084,155	29,567	470,285	(36,220,341)
Total increase (decrease)	1,017,571	101,429	589,332	5,885,623
Net assets as of December 31, 2021	1,110,514	417,284	759,637	221,633,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,028)	2,133	(4,410)	1,009,366
Total realized gains (losses) on investments	(282,778)	9,804	12,054	27,166,399
Change in net unrealized appreciation (depreciation)
of investments	(17,534)	(100,313)	(190,402)	(53,268,638)
Net gains (losses) on investments	(307,340)	(88,376)	(182,758)	(25,092,873)
Net increase (decrease) in net assets resulting from operations	(307,340)	(88,376)	(182,758)	(25,092,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	26,167	305,269	249,734	5,319,986
Administration charges	(1,055)	(876)	(556)	(235,376)
Contingent sales charges	(40)	(1,140)	—	(20,260)
Contract terminations	(3,424)	(54,002)	—	(12,850,243)
Death benefit payments	—	(2,438)	—	(2,649,838)
Flexible withdrawal option payments	(6,161)	(1,581)	(18,063)	(4,338,449)
Transfers to other contracts	(304,063)	(19,369)	(123,317)	(11,131,368)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(288,576)	225,863	107,798	(25,905,548)
Total increase (decrease)	(595,916)	137,487	(74,960)	(50,998,421)
Net assets as of December 31, 2022	$514,598	$554,771	$684,677	$170,634,956

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Equity Income Account - Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Energy Portfolio - Service Class 2

Net assets as of January 1, 2021	$8,453,919	$39,478,781	$58,574,783	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114,792	(523,285)	(808,232)	—
Total realized gains (losses) on investments	226,579	8,211,044	11,217,887	—
Change in net unrealized appreciation (depreciation)
of investments	1,616,973	1,981,140	4,441,526	—
Net gains (losses) on investments	1,958,344	9,668,899	14,851,181	—
Net increase (decrease) in net assets resulting from operations	1,958,344	9,668,899	14,851,181	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,696,949	440,502	7,734,758	—
Administration charges	(23,574)	(4,435)	(89,103)	—
Contingent sales charges	(1,695)	(1,548)	(18,165)	—
Contract terminations	(158,452)	(2,812,481)	(4,537,387)	—
Death benefit payments	(173,189)	(513,319)	(276,570)	—
Flexible withdrawal option payments	(66,044)	(414,476)	(718,541)	—
Transfers to other contracts	(610,422)	(1,429,273)	(5,124,222)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,663,573	(4,735,030)	(3,029,230)	—
Total increase (decrease)	4,621,917	4,933,869	11,821,951	—
Net assets as of December 31, 2021	13,075,836	44,412,650	70,396,734	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135,893	(306,770)	(535,805)	20,666
Total realized gains (losses) on investments	1,762,991	2,465,896	4,193,348	(396)
Change in net unrealized appreciation (depreciation)
of investments	(3,533,577)	(14,049,767)	(22,756,459)	108,412
Net gains (losses) on investments	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Net increase (decrease) in net assets resulting from operations	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,460,944	567,834	5,911,245	1,838,304
Administration charges	(21,538)	(3,610)	(65,242)	(153)
Contingent sales charges	(2,397)	(973)	(12,094)	(29)
Contract terminations	(461,030)	(2,078,371)	(3,617,914)	(1,604)
Death benefit payments	(56,266)	(410,422)	(539,312)	—
Flexible withdrawal option payments	(90,564)	(406,579)	(758,069)	(3,316)
Transfers to other contracts	(1,455,588)	(1,150,055)	(3,471,032)	(307,459)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,373,561	(3,482,176)	(2,552,418)	1,525,743
Total increase (decrease)	738,868	(15,372,817)	(21,651,334)	1,654,425
Net assets as of December 31, 2022	$13,814,704	$29,039,833	$48,745,400	$1,654,425

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Equity-Income - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2

Net assets as of January 1, 2021	$27,559,853	$484,125	$1,165,613	$1,398,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86,253	8,286	10,283	2,867
Total realized gains (losses) on investments	4,041,895	58,981	93,560	83,416
Change in net unrealized appreciation (depreciation)
of investments	1,911,139	54,256	101,502	194,594
Net gains (losses) on investments	6,039,287	121,523	205,345	280,877
Net increase (decrease) in net assets resulting from operations	6,039,287	121,523	205,345	280,877
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,241,121	1,990,021	1,852,704	977,969
Administration charges	(4,163)	(5,707)	(5,706)	(5,825)
Contingent sales charges	(4,045)	(217)	(82)	—
Contract terminations	(2,623,883)	(14,552)	(5,524)	—
Death benefit payments	(136,590)	—	—	—
Flexible withdrawal option payments	(312,293)	(18,307)	(20,249)	(4,347)
Transfers to other contracts	(1,358,958)	(1,975)	(46,892)	(5,231)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,198,811)	1,949,263	1,774,251	962,566
Total increase (decrease)	2,840,476	2,070,786	1,979,596	1,243,443
Net assets as of December 31, 2021	30,400,329	2,554,911	3,145,209	2,641,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72,624	24,108	27,387	15,787
Total realized gains (losses) on investments	1,449,196	136,853	130,871	192,951
Change in net unrealized appreciation (depreciation)
of investments	(3,464,839)	(609,854)	(779,824)	(723,307)
Net gains (losses) on investments	(1,943,019)	(448,893)	(621,566)	(514,569)
Net increase (decrease) in net assets resulting from operations	(1,943,019)	(448,893)	(621,566)	(514,569)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	880,775	373,295	785,023	424,966
Administration charges	(3,356)	(5,779)	(5,985)	(5,185)
Contingent sales charges	(3,094)	(138)	(251)	(153)
Contract terminations	(1,906,422)	(6,540)	(11,911)	(7,253)
Death benefit payments	(620,909)	—	—	—
Flexible withdrawal option payments	(313,529)	(25,678)	(61,757)	(12,787)
Transfers to other contracts	(2,637,619)	(484,259)	(496,670)	(287,879)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,604,154)	(149,099)	208,449	111,709
Total increase (decrease)	(6,547,173)	(597,992)	(413,117)	(402,860)
Net assets as of December 31, 2022	$23,853,156	$1,956,919	$2,732,092	$2,238,997

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class

Net assets as of January 1, 2021	$444,396	$41,879,734	$14,427,275	$18,556,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,160	(440,332)	(192,344)	(253,059)
Total realized gains (losses) on investments	106,147	—	—	5,400,248
Change in net unrealized appreciation (depreciation)
of investments	(8,716)	18	—	(1,394,454)
Net gains (losses) on investments	100,591	(440,314)	(192,344)	3,752,735
Net increase (decrease) in net assets resulting from operations	100,591	(440,314)	(192,344)	3,752,735
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,271,585	9,840,780	37,133,033	338,247
Administration charges	(2,266)	(23,197)	(114,453)	(3,824)
Contingent sales charges	(277)	(14,327)	(15,639)	(824)
Contract terminations	(18,593)	(9,324,731)	(995,895)	(1,497,480)
Death benefit payments	—	(160,527)	—	(162,797)
Flexible withdrawal option payments	(3,874)	(803,796)	(112,462)	(109,974)
Transfers to other contracts	(155,515)	(9,281,316)	(30,560,517)	(745,173)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,091,060	(9,767,114)	5,334,067	(2,181,825)
Total increase (decrease)	1,191,651	(10,207,428)	5,141,723	1,570,910
Net assets as of December 31, 2021	1,636,047	31,672,306	19,568,998	20,127,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,333	111,777	156,306	(122,800)
Total realized gains (losses) on investments	5,388	—	—	1,817,225
Change in net unrealized appreciation (depreciation)
of investments	(297,912)	310	—	(6,653,555)
Net gains (losses) on investments	(285,191)	112,087	156,306	(4,959,130)
Net increase (decrease) in net assets resulting from operations	(285,191)	112,087	156,306	(4,959,130)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	208,258	25,205,448	73,956,447	215,589
Administration charges	(2,664)	(16,514)	(124,279)	(3,477)
Contingent sales charges	(262)	(14,248)	(47,319)	(623)
Contract terminations	(12,430)	(8,458,331)	(2,737,704)	(1,331,075)
Death benefit payments	—	(146,310)	(229,275)	(164,740)
Flexible withdrawal option payments	(4,784)	(778,582)	(240,032)	(135,766)
Transfers to other contracts	(598,845)	(6,278,598)	(53,633,415)	(607,811)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(410,727)	9,512,865	16,944,423	(2,027,903)
Total increase (decrease)	(695,918)	9,624,952	17,100,729	(6,987,033)
Net assets as of December 31, 2022	$940,129	$41,297,258	$36,669,727	$13,140,254

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Health Care Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2

Net assets as of January 1, 2021	$15,107,861	$—	$111,365	$27,511,468

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(226,917)	—	(585)	(274,133)
Total realized gains (losses) on investments	4,424,664	—	39,389	5,969,523
Change in net unrealized appreciation (depreciation)
of investments	(1,200,531)	—	(13,671)	553,301
Net gains (losses) on investments	2,997,216	—	25,133	6,248,691
Net increase (decrease) in net assets resulting from operations	2,997,216	—	25,133	6,248,691
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	690,498	—	111,172	3,048,016
Administration charges	(1,744)	—	—	(24,430)
Contingent sales charges	(3,806)	—	—	(9,211)
Contract terminations	(1,358,116)	—	—	(2,397,067)
Death benefit payments	(60,519)	—	—	(55,902)
Flexible withdrawal option payments	(118,566)	—	—	(227,985)
Transfers to other contracts	(1,438,973)	—	(109,224)	(2,846,518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,291,226)	—	1,948	(2,513,097)
Total increase (decrease)	705,990	—	27,081	3,735,594
Net assets as of December 31, 2021	15,813,851	—	138,446	31,247,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129,806)	(1,266)	(641)	(252,391)
Total realized gains (losses) on investments	1,492,246	2,517	8,138	2,114,472
Change in net unrealized appreciation (depreciation)
of investments	(5,282,391)	4,305	(29,175)	(6,826,424)
Net gains (losses) on investments	(3,919,951)	5,556	(21,678)	(4,964,343)
Net increase (decrease) in net assets resulting from operations	(3,919,951)	5,556	(21,678)	(4,964,343)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,065,674	638,803	—	1,727,675
Administration charges	(1,403)	(36)	—	(18,051)
Contingent sales charges	(2,814)	(29)	—	(7,466)
Contract terminations	(1,137,864)	(1,357)	—	(2,294,014)
Death benefit payments	(3,207)	—	—	(96,529)
Flexible withdrawal option payments	(111,967)	(706)	—	(275,741)
Transfers to other contracts	(1,034,849)	(304,488)	—	(1,826,872)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,226,430)	332,187	—	(2,790,998)
Total increase (decrease)	(5,146,381)	337,743	(21,678)	(7,755,341)
Net assets as of December 31, 2022	$10,667,470	$337,743	$116,768	$23,491,721

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Global Real Estate VIP Fund - Class 2	Franklin Income VIP Fund - Class 4	Franklin Rising Dividends VIP Fund - Class 4

Net assets as of January 1, 2021	$24,168,816	$1,469,160	$1,966,380	$4,138,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(256,439)	(2,464)	100,310	(4,824)
Total realized gains (losses) on investments	3,658,178	36,054	(532)	230,581
Change in net unrealized appreciation (depreciation)
of investments	650,912	367,540	281,524	1,048,899
Net gains (losses) on investments	4,052,651	401,130	381,302	1,274,656
Net increase (decrease) in net assets resulting from operations	4,052,651	401,130	381,302	1,274,656
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,341,864	416,058	1,418,494	2,167,653
Administration charges	(57,581)	(2,287)	(5,107)	(13,440)
Contingent sales charges	(7,841)	(207)	(153)	(444)
Contract terminations	(2,196,485)	(53,635)	(10,270)	(40,600)
Death benefit payments	(233,880)	(7,058)	—	—
Flexible withdrawal option payments	(530,362)	(18,810)	(24,805)	(15,406)
Transfers to other contracts	(2,630,945)	(72,679)	(55,155)	(184,638)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,315,230)	261,382	1,323,004	1,913,125
Total increase (decrease)	737,421	662,512	1,704,306	3,187,781
Net assets as of December 31, 2021	24,906,237	2,131,672	3,670,686	7,326,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90,426)	25,303	172,540	(4,410)
Total realized gains (losses) on investments	444,805	103,040	70,747	955,887
Change in net unrealized appreciation (depreciation)
of investments	(6,651,345)	(709,909)	(509,020)	(1,787,570)
Net gains (losses) on investments	(6,296,966)	(581,566)	(265,733)	(836,093)
Net increase (decrease) in net assets resulting from operations	(6,296,966)	(581,566)	(265,733)	(836,093)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,850,466	309,242	2,244,999	2,090,041
Administration charges	(39,843)	(1,688)	(4,972)	(10,291)
Contingent sales charges	(3,714)	(151)	(2,037)	(1,107)
Contract terminations	(1,290,946)	(46,437)	(96,500)	(210,112)
Death benefit payments	(196,542)	—	(32,620)	(37,108)
Flexible withdrawal option payments	(461,453)	(22,290)	(39,800)	(29,248)
Transfers to other contracts	(863,779)	(146,011)	(815,214)	(1,004,142)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,811)	92,665	1,253,856	798,033
Total increase (decrease)	(6,302,777)	(488,901)	988,123	(38,060)
Net assets as of December 31, 2022	$18,603,460	$1,642,771	$4,658,809	$7,288,323

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares

Net assets as of January 1, 2021	$3,501,039	$2,388,545	$43,555,636	$11,871,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,392)	40,904	(389,041)	(122,384)
Total realized gains (losses) on investments	(4,879)	(14,275)	2,337,189	1,903,593
Change in net unrealized appreciation (depreciation)
of investments	820,831	(89,677)	(2,033,774)	1,412,811
Net gains (losses) on investments	799,560	(63,048)	(85,626)	3,194,020
Net increase (decrease) in net assets resulting from operations	799,560	(63,048)	(85,626)	3,194,020
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	916,593	446,904	4,235,080	437,084
Administration charges	(65)	(4,463)	(11,304)	(605)
Contingent sales charges	(1,948)	(122)	(7,399)	(4,073)
Contract terminations	(695,999)	(8,166)	(3,822,801)	(1,460,853)
Death benefit payments	—	—	(404,832)	(11,725)
Flexible withdrawal option payments	(27,922)	(1,188)	(342,431)	(71,291)
Transfers to other contracts	(635,687)	(314,782)	(3,214,982)	(1,177,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(445,028)	118,183	(3,568,669)	(2,288,667)
Total increase (decrease)	354,532	55,135	(3,654,295)	905,353
Net assets as of December 31, 2021	3,855,571	2,443,680	39,901,341	12,777,267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,276)	39,877	76,771	(80,452)
Total realized gains (losses) on investments	376,593	(464,817)	2,951,792	1,584,201
Change in net unrealized appreciation (depreciation)
of investments	(791,538)	47,528	(12,352,787)	(2,922,057)
Net gains (losses) on investments	(429,221)	(377,412)	(9,324,224)	(1,418,308)
Net increase (decrease) in net assets resulting from operations	(429,221)	(377,412)	(9,324,224)	(1,418,308)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	708,952	3,642,663	2,944,579	500,141
Administration charges	(30)	(3,240)	(7,056)	(501)
Contingent sales charges	(730)	(816)	(5,932)	(2,357)
Contract terminations	(295,195)	(38,667)	(2,860,743)	(965,566)
Death benefit payments	(90,678)	(10,031)	(213,506)	(6,409)
Flexible withdrawal option payments	(22,855)	(5,614)	(300,818)	(78,999)
Transfers to other contracts	(857,955)	(3,320,109)	(1,494,533)	(1,028,743)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(558,491)	264,186	(1,938,009)	(1,582,434)
Total increase (decrease)	(987,712)	(113,226)	(11,262,233)	(3,000,742)
Net assets as of December 31, 2022	$2,867,859	$2,330,454	$28,639,108	$9,776,525

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares
	Goldman Sachs VIT Mid Cap Value Fund - Service Shares			Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares

Net assets as of January 1, 2021	$1,798,221	$165,897	$5,730,201	$673,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,237)	5,496	(59,736)	(5,394)
Total realized gains (losses) on investments	365,261	1,586	1,497,622	275,896
Change in net unrealized appreciation (depreciation)
of investments	201,865	7,863	(229,174)	(112,112)
Net gains (losses) on investments	551,889	14,945	1,208,712	158,390
Net increase (decrease) in net assets resulting from operations	551,889	14,945	1,208,712	158,390
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	442,982	435,566	470,889	475,005
Administration charges	(4,868)	(1,036)	(151)	(2,041)
Contingent sales charges	(447)	(132)	(1,631)	(24)
Contract terminations	(34,014)	(8,813)	(631,246)	(3,678)
Death benefit payments	(9,604)	—	(95,163)	(10,760)
Flexible withdrawal option payments	(6,096)	(2,019)	(52,475)	(1,730)
Transfers to other contracts	(89,380)	—	(570,770)	(63,530)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	298,573	423,566	(880,547)	393,242
Total increase (decrease)	850,462	438,511	328,165	551,632
Net assets as of December 31, 2021	2,648,683	604,408	6,058,366	1,224,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,272)	17,079	(52,923)	(7,442)
Total realized gains (losses) on investments	469,802	834	(13,772)	(9,221)
Change in net unrealized appreciation (depreciation)
of investments	(750,501)	(64,478)	(1,133,346)	(229,416)
Net gains (losses) on investments	(291,971)	(46,565)	(1,200,041)	(246,079)
Net increase (decrease) in net assets resulting from operations	(291,971)	(46,565)	(1,200,041)	(246,079)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	805,529	107,366	237,477	178,123
Administration charges	(4,360)	(1,036)	(30)	(1,728)
Contingent sales charges	(463)	(124)	(1,325)	(90)
Contract terminations	(33,760)	(5,856)	(539,809)	(27,374)
Death benefit payments	—	—	(3,704)	—
Flexible withdrawal option payments	(10,411)	(2,068)	(59,775)	(1,845)
Transfers to other contracts	(311,519)	(21,489)	(399,669)	(175,850)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	445,016	76,793	(766,835)	(28,764)
Total increase (decrease)	153,045	30,228	(1,966,876)	(274,843)
Net assets as of December 31, 2022	$2,801,728	$634,636	$4,091,490	$949,915

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Government & High Quality Bond Account - Class 1	Guggenheim VFT Floating Rate Strategies – Series F	Guggenheim VIF Global Managed Futures Strategy Fund	Guggenheim VIF Long Short Equity Fund

Net assets as of January 1, 2021	$81,573,970	$2,875,797	$187,469	$207,236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	726,385	38,365	(2,074)	(913)
Total realized gains (losses) on investments	(638,521)	(49,050)	2,646	1,003
Change in net unrealized appreciation (depreciation)
of investments	(2,095,875)	49,204	(631)	52,092
Net gains (losses) on investments	(2,008,011)	38,519	(59)	52,182
Net increase (decrease) in net assets resulting from operations	(2,008,011)	38,519	(59)	52,182
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,053,283	1,273,802	26,901	53,319
Administration charges	(87,679)	(1,366)	(356)	(712)
Contingent sales charges	(11,896)	(439)	(72)	—
Contract terminations	(7,924,458)	(149,887)	(23,174)	(163)
Death benefit payments	(1,008,487)	—	—	—
Flexible withdrawal option payments	(1,841,045)	(39,741)	(850)	(1,489)
Transfers to other contracts	(4,691,900)	(487,730)	(9,087)	(4,941)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,512,182)	594,639	(6,638)	46,014
Total increase (decrease)	(8,520,193)	633,158	(6,697)	98,196
Net assets as of December 31, 2021	73,053,777	3,508,955	180,772	305,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,093	65,909	26,804	(1,409)
Total realized gains (losses) on investments	(2,569,885)	(102,789)	(98,571)	7,928
Change in net unrealized appreciation (depreciation)
of investments	(6,477,147)	(41,516)	(27,680)	(51,741)
Net gains (losses) on investments	(9,006,939)	(78,396)	(99,447)	(45,222)
Net increase (decrease) in net assets resulting from operations	(9,006,939)	(78,396)	(99,447)	(45,222)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,932,256	3,198,385	2,857,399	97,034
Administration charges	(62,731)	(2,281)	(728)	(615)
Contingent sales charges	(9,012)	(927)	(72)	(6)
Contract terminations	(6,471,795)	(316,534)	(14,381)	(424)
Death benefit payments	(1,087,528)	(58,688)	—	—
Flexible withdrawal option payments	(1,733,557)	(81,844)	(30,353)	(2,720)
Transfers to other contracts	(5,293,379)	(1,060,411)	(1,346,312)	(76,654)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,725,746)	1,677,700	1,465,553	16,615
Total increase (decrease)	(18,732,685)	1,599,304	1,366,106	(28,607)
Net assets as of December 31, 2022	$54,321,092	$5,108,259	$1,546,878	$276,825

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Guggenheim VIF Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Net assets as of January 1, 2021	$593,639	$5,525,760	$—	$611,871

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,225)	(72,087)	(20,435)	18,887
Total realized gains (losses) on investments	21,778	1,214,158	8,604	26,833
Change in net unrealized appreciation (depreciation)
of investments	27,507	(574,815)	212,322	11,546
Net gains (losses) on investments	41,060	567,256	200,491	57,266
Net increase (decrease) in net assets resulting from operations	41,060	567,256	200,491	57,266
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	116,537	78,985	4,236,570	291,633
Administration charges	(811)	(983)	(6,895)	(1,773)
Contingent sales charges	(62)	(275)	(508)	(285)
Contract terminations	(19,083)	(500,476)	(181,251)	(20,098)
Death benefit payments	—	(44,614)	(17,248)	—
Flexible withdrawal option payments	(1,088)	(65,520)	(41,491)	(10,313)
Transfers to other contracts	(18,705)	(339,240)	(281,084)	(517)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	76,788	(872,123)	3,708,093	258,647
Total increase (decrease)	117,848	(304,867)	3,908,584	315,913
Net assets as of December 31, 2021	711,487	5,220,893	3,908,584	927,784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	743	(51,062)	(23,392)	70,102
Total realized gains (losses) on investments	21,174	1,107,982	543,667	25,858
Change in net unrealized appreciation (depreciation)
of investments	(61,141)	(2,686,625)	(691,313)	(263,938)
Net gains (losses) on investments	(39,224)	(1,629,705)	(171,038)	(167,978)
Net increase (decrease) in net assets resulting from operations	(39,224)	(1,629,705)	(171,038)	(167,978)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,093	166,559	140,697	391,797
Administration charges	(1,093)	(674)	(6,881)	(1,260)
Contingent sales charges	—	(109)	(726)	(282)
Contract terminations	—	(233,847)	(293,617)	(13,337)
Death benefit payments	(1,893)	(40,054)	(127,650)	—
Flexible withdrawal option payments	(1,304)	(44,859)	(52,952)	(30,000)
Transfers to other contracts	(79,622)	(80,252)	(312,150)	(96,746)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	162,181	(233,236)	(653,279)	250,172
Total increase (decrease)	122,957	(1,862,941)	(824,317)	82,194
Net assets as of December 31, 2022	$834,444	$3,357,952	$3,084,267	$1,009,978

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares

Net assets as of January 1, 2021	$13,636,128	$1,158,001	$6,663,037	$2,422,406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(95,139)	(15,803)	(11,899)	5,740
Total realized gains (losses) on investments	879,272	234,351	645,346	244,462
Change in net unrealized appreciation (depreciation)
of investments	2,641,322	(22,757)	(342,551)	(134,939)
Net gains (losses) on investments	3,425,455	195,791	290,896	115,263
Net increase (decrease) in net assets resulting from operations	3,425,455	195,791	290,896	115,263
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	332,514	53,490	349,103	745,669
Administration charges	(1,661)	(191)	(9,712)	(6,011)
Contingent sales charges	(656)	(57)	(2,373)	(593)
Contract terminations	(1,191,856)	(104,211)	(846,640)	(46,772)
Death benefit payments	(181,936)	(39,762)	(34,213)	(40,479)
Flexible withdrawal option payments	(174,368)	(9,084)	(78,592)	(19,418)
Transfers to other contracts	(406,186)	(127,533)	(208,948)	(169,158)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,624,149)	(227,348)	(831,375)	463,238
Total increase (decrease)	1,801,306	(31,557)	(540,479)	578,501
Net assets as of December 31, 2021	15,437,434	1,126,444	6,122,558	3,000,907

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49,553)	(10,766)	15,283	18,250
Total realized gains (losses) on investments	1,773,066	239,382	492,271	285,316
Change in net unrealized appreciation (depreciation)
of investments	(4,954,870)	(586,282)	(1,692,045)	(884,045)
Net gains (losses) on investments	(3,231,357)	(357,666)	(1,184,491)	(580,479)
Net increase (decrease) in net assets resulting from operations	(3,231,357)	(357,666)	(1,184,491)	(580,479)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	186,152	43,557	553,062	612,775
Administration charges	(1,285)	(112)	(7,458)	(4,890)
Contingent sales charges	(301)	(13)	(899)	(318)
Contract terminations	(642,478)	(28,319)	(363,474)	(54,674)
Death benefit payments	(352,111)	(18,193)	(4,223)	(19,335)
Flexible withdrawal option payments	(174,333)	(14,127)	(86,165)	(23,750)
Transfers to other contracts	(384,708)	(12,161)	(333,232)	(140,259)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,369,064)	(29,368)	(242,389)	369,549
Total increase (decrease)	(4,600,421)	(387,034)	(1,426,880)	(210,930)
Net assets as of December 31, 2022	$10,837,013	$739,410	$4,695,678	$2,789,977

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Net assets as of January 1, 2021	$7,106,038	$5,065,689	$462,487	$6,541,296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79,785)	(54,360)	(5,380)	(87,418)
Total realized gains (losses) on investments	770,174	958,544	55,948	776,816
Change in net unrealized appreciation (depreciation)
of investments	51,063	(201,161)	40,519	498,680
Net gains (losses) on investments	741,452	703,023	91,087	1,188,078
Net increase (decrease) in net assets resulting from operations	741,452	703,023	91,087	1,188,078
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	432,050	3,119,390	24,254	867,793
Administration charges	(832)	(14,964)	(108)	(7,404)
Contingent sales charges	(354)	(1,080)	—	(2,125)
Contract terminations	(589,986)	(80,032)	(495)	(943,709)
Death benefit payments	(27,286)	(143,625)	(5,252)	(14,175)
Flexible withdrawal option payments	(79,429)	(42,761)	(722)	(72,065)
Transfers to other contracts	(249,570)	(297,682)	(84,137)	(837,318)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(515,407)	2,539,246	(66,460)	(1,009,003)
Total increase (decrease)	226,045	3,242,269	24,627	179,075
Net assets as of December 31, 2021	7,332,083	8,307,958	487,114	6,720,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78,494)	(59,064)	(4,118)	(73,460)
Total realized gains (losses) on investments	738,624	953,892	53,108	987,807
Change in net unrealized appreciation (depreciation)
of investments	(1,711,981)	(2,148,545)	(128,609)	(2,341,205)
Net gains (losses) on investments	(1,051,851)	(1,253,717)	(79,619)	(1,426,858)
Net increase (decrease) in net assets resulting from operations	(1,051,851)	(1,253,717)	(79,619)	(1,426,858)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	418,811	932,489	9,029	504,684
Administration charges	(703)	(13,618)	(53)	(5,220)
Contingent sales charges	(219)	(1,588)	(12)	(675)
Contract terminations	(366,853)	(130,062)	(25,373)	(378,783)
Death benefit payments	(17,332)	(20,996)	(2,970)	(98,035)
Flexible withdrawal option payments	(74,898)	(45,665)	(699)	(61,527)
Transfers to other contracts	(532,264)	(1,148,309)	(33,760)	(560,474)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(573,458)	(427,749)	(53,838)	(600,030)
Total increase (decrease)	(1,625,309)	(1,681,466)	(133,457)	(2,026,888)
Net assets as of December 31, 2022	$5,706,774	$6,626,492	$353,657	$4,693,483

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares

Net assets as of January 1, 2021	$3,827,381	$—	$10,153,002	$7,338,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49,675)	(297)	(110,059)	114,005
Total realized gains (losses) on investments	744,528	1,984	1,527,302	173,491
Change in net unrealized appreciation (depreciation)
of investments	(226,597)	155,475	37,948	(437,566)
Net gains (losses) on investments	468,256	157,162	1,455,191	(150,070)
Net increase (decrease) in net assets resulting from operations	468,256	157,162	1,455,191	(150,070)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	213,959	4,535,058	120,707	4,039,358
Administration charges	(349)	(3,277)	(1,115)	(15,972)
Contingent sales charges	(154)	(211)	(395)	(2,179)
Contract terminations	(279,872)	(29,574)	(717,654)	(349,885)
Death benefit payments	(34,836)	—	(184,905)	(60,804)
Flexible withdrawal option payments	(21,729)	(550)	(43,095)	(48,238)
Transfers to other contracts	(495,625)	(77,614)	(426,317)	(1,475,121)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(618,606)	4,423,832	(1,252,774)	2,087,159
Total increase (decrease)	(150,350)	4,580,994	202,417	1,937,089
Net assets as of December 31, 2021	3,677,031	4,580,994	10,355,419	9,275,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32,609)	18,994	(88,587)	104,046
Total realized gains (losses) on investments	1,014,502	(103,543)	1,647,053	(118,692)
Change in net unrealized appreciation (depreciation)
of investments	(2,404,177)	(838,129)	(3,310,300)	(1,362,900)
Net gains (losses) on investments	(1,422,284)	(922,678)	(1,751,834)	(1,377,546)
Net increase (decrease) in net assets resulting from operations	(1,422,284)	(922,678)	(1,751,834)	(1,377,546)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	261,691	2,601,345	174,608	2,201,004
Administration charges	(235)	(7,419)	(1,005)	(12,433)
Contingent sales charges	(55)	(567)	(155)	(4,750)
Contract terminations	(116,644)	(40,283)	(331,297)	(606,264)
Death benefit payments	(10,390)	(89,789)	(25,928)	(25,802)
Flexible withdrawal option payments	(21,589)	(19,863)	(56,515)	(80,938)
Transfers to other contracts	(340,840)	(1,076,969)	(324,245)	(1,145,658)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(228,062)	1,366,455	(564,537)	325,159
Total increase (decrease)	(1,650,346)	443,777	(2,316,371)	(1,052,387)
Net assets as of December 31, 2022	$2,026,685	$5,024,771	$8,039,048	$8,222,975

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		Janus Henderson Global Technology and Innovation Portfolio - Service Shares
	Janus Henderson Global Sustainable Equity Portfolio - Service Shares		LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Net assets as of January 1, 2021	$—	$3,300,343	$197,309,692	$104,573,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(8,340)	(2,605,078)	67,093
Total realized gains (losses) on investments	—	878,581	38,554,560	19,235,670
Change in net unrealized appreciation (depreciation)
of investments	—	(99,018)	2,042,037	6,592,230
Net gains (losses) on investments	—	771,223	37,991,519	25,894,993
Net increase (decrease) in net assets resulting from operations	—	771,223	37,991,519	25,894,993
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	4,993,797	6,694,407	6,191,751
Administration charges	—	(13,582)	(80,403)	(35,061)
Contingent sales charges	—	(740)	(20,992)	(11,144)
Contract terminations	—	(49,804)	(18,476,211)	(11,652,345)
Death benefit payments	—	(19,512)	(2,949,916)	(1,198,539)
Flexible withdrawal option payments	—	(20,027)	(1,822,977)	(1,403,601)
Transfers to other contracts	—	(879,884)	(8,328,616)	(6,744,052)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	4,010,248	(24,984,708)	(14,852,991)
Total increase (decrease)	—	4,781,471	13,006,811	11,042,002
Net assets as of December 31, 2021	—	8,081,814	210,316,503	115,615,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	(44,161)	(1,888,779)	(24,654)
Total realized gains (losses) on investments	(1,096)	(123,454)	21,594,557	15,977,452
Change in net unrealized appreciation (depreciation)
of investments	517	(3,001,313)	(91,733,925)	(37,610,249)
Net gains (losses) on investments	(468)	(3,168,928)	(72,028,147)	(21,657,451)
Net increase (decrease) in net assets resulting from operations	(468)	(3,168,928)	(72,028,147)	(21,657,451)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	61,668	1,657,358	6,363,200	4,778,399
Administration charges	—	(11,310)	(55,946)	(26,132)
Contingent sales charges	—	(639)	(11,195)	(12,884)
Contract terminations	—	(66,112)	(9,600,090)	(7,645,440)
Death benefit payments	—	(85,057)	(1,179,401)	(908,698)
Flexible withdrawal option payments	(1,829)	(29,469)	(1,698,172)	(1,417,295)
Transfers to other contracts	(13,147)	(1,904,159)	(6,063,376)	(4,958,512)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	46,692	(439,388)	(12,244,980)	(10,190,562)
Total increase (decrease)	46,224	(3,608,316)	(84,273,127)	(31,848,013)
Net assets as of December 31, 2022	$46,224	$4,473,498	$126,043,376	$83,767,559

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class

Net assets as of January 1, 2021	$27,800,021	$9,347,071	$7,507,654	$14,652,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202,941	(99,622)	(81,624)	44,175
Total realized gains (losses) on investments	4,123,466	693,188	1,866,348	789,998
Change in net unrealized appreciation (depreciation)
of investments	4,522,618	292,724	(1,745,048)	989,483
Net gains (losses) on investments	8,849,025	886,290	39,676	1,823,656
Net increase (decrease) in net assets resulting from operations	8,849,025	886,290	39,676	1,823,656
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,173,159	2,159,776	2,494,357	2,225,381
Administration charges	(81,442)	(10,451)	(16,889)	(12,550)
Contingent sales charges	(12,126)	(1,865)	(1,959)	(3,619)
Contract terminations	(947,280)	(644,615)	(352,862)	(990,999)
Death benefit payments	(291,250)	(208,289)	(130,717)	(93,371)
Flexible withdrawal option payments	(172,474)	(42,749)	(59,159)	(152,643)
Transfers to other contracts	(3,681,580)	(693,857)	(1,573,263)	(642,425)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	9,987,007	557,950	359,508	329,774
Total increase (decrease)	18,836,032	1,444,240	399,184	2,153,430
Net assets as of December 31, 2021	46,636,053	10,791,311	7,906,838	16,805,569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	147,474	(47,554)	(56,596)	183,512
Total realized gains (losses) on investments	5,073,740	391,149	1,691,920	1,337,658
Change in net unrealized appreciation (depreciation)
of investments	(14,501,852)	(3,081,933)	(4,123,470)	(1,690,485)
Net gains (losses) on investments	(9,280,638)	(2,738,338)	(2,488,146)	(169,315)
Net increase (decrease) in net assets resulting from operations	(9,280,638)	(2,738,338)	(2,488,146)	(169,315)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	11,561,017	1,319,300	1,068,055	3,942,760
Administration charges	(71,187)	(8,474)	(10,848)	(11,898)
Contingent sales charges	(12,094)	(1,443)	(822)	(4,194)
Contract terminations	(807,520)	(377,096)	(87,464)	(1,059,576)
Death benefit payments	(229,925)	(3,473)	(43,995)	(107,630)
Flexible withdrawal option payments	(368,812)	(50,366)	(66,170)	(192,303)
Transfers to other contracts	(5,383,868)	(1,798,774)	(971,556)	(2,193,085)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,687,611	(920,326)	(112,800)	374,074
Total increase (decrease)	(4,593,027)	(3,658,664)	(2,600,946)	204,759
Net assets as of December 31, 2022	$42,043,026	$7,132,647	$5,305,892	$17,010,328

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® Value Series - Service Class	MidCap Account - Class 1	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net assets as of January 1, 2021	$4,297,108	$340,438,179	$3,566,592	$4,382,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,843)	(4,135,204)	(58,660)	(52,302)
Total realized gains (losses) on investments	313,823	34,740,489	622,999	797,306
Change in net unrealized appreciation (depreciation)
of investments	640,972	45,478,947	1,006,680	(263,250)
Net gains (losses) on investments	940,952	76,084,232	1,571,019	481,754
Net increase (decrease) in net assets resulting from operations	940,952	76,084,232	1,571,019	481,754
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	262,199	9,169,996	8,736,141	514,093
Administration charges	(90)	(172,477)	(15,855)	(7,918)
Contingent sales charges	(1,936)	(31,242)	(926)	(1,380)
Contract terminations	(690,840)	(28,231,827)	(63,433)	(287,599)
Death benefit payments	(47,509)	(3,777,682)	(134,345)	—
Flexible withdrawal option payments	(52,850)	(4,271,539)	(42,354)	(37,105)
Transfers to other contracts	(291,004)	(19,639,208)	(318,224)	(405,433)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(822,030)	(46,953,979)	8,161,004	(225,342)
Total increase (decrease)	118,922	29,130,253	9,732,023	256,412
Net assets as of December 31, 2021	4,416,030	369,568,432	13,298,615	4,638,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,560)	(3,129,185)	(101,215)	(37,087)
Total realized gains (losses) on investments	398,644	31,346,388	1,456,349	748,564
Change in net unrealized appreciation (depreciation)
of investments	(734,831)	(115,349,867)	(4,827,479)	(2,024,564)
Net gains (losses) on investments	(346,747)	(87,132,664)	(3,472,345)	(1,313,087)
Net increase (decrease) in net assets resulting from operations	(346,747)	(87,132,664)	(3,472,345)	(1,313,087)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,086,995	9,076,207	6,625,417	346,153
Administration charges	(150)	(126,733)	(21,998)	(5,570)
Contingent sales charges	(1,045)	(25,777)	(3,072)	(919)
Contract terminations	(422,638)	(20,539,191)	(145,494)	(320,339)
Death benefit payments	(72,352)	(3,533,564)	(122,642)	(22,103)
Flexible withdrawal option payments	(54,494)	(4,027,643)	(119,206)	(37,695)
Transfers to other contracts	(595,029)	(8,439,005)	(1,695,211)	(371,126)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(58,713)	(27,615,706)	4,517,794	(411,599)
Total increase (decrease)	(405,460)	(114,748,370)	1,045,449	(1,724,686)
Net assets as of December 31, 2022	$4,010,570	$254,820,062	$14,344,064	$2,914,028

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	Neuberger Berman AMT Sustainable Equity Portfolio - Class S	PIMCO All Asset Portfolio - Administrative Class	PIMCO All Asset Portfolio - Advisor Class

Net assets as of January 1, 2021	$6,614,344	$49,858	$2,125,533	$163,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,822)	(437)	230,056	21,324
Total realized gains (losses) on investments	490,962	3,265	52,619	563
Change in net unrealized appreciation (depreciation)
of investments	933,096	11,115	35,780	4,756
Net gains (losses) on investments	1,351,236	13,943	318,455	26,643
Net increase (decrease) in net assets resulting from operations	1,351,236	13,943	318,455	26,643
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	199,805	41,884	323,635	79,740
Administration charges	(11,346)	(206)	(90)	(695)
Contingent sales charges	(1,557)	—	(915)	(16)
Contract terminations	(555,529)	—	(326,304)	(1,074)
Death benefit payments	(27,866)	—	(1,997)	—
Flexible withdrawal option payments	(79,169)	(623)	(43,071)	(390)
Transfers to other contracts	(496,921)	(5,639)	(78,105)	(2,276)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(972,583)	35,416	(126,847)	75,289
Total increase (decrease)	378,653	49,359	191,608	101,932
Net assets as of December 31, 2021	6,992,997	99,217	2,317,141	265,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52,946)	(779)	114,635	26,345
Total realized gains (losses) on investments	701,728	14,019	181,882	17,963
Change in net unrealized appreciation (depreciation)
of investments	(1,928,108)	(36,626)	(566,047)	(100,609)
Net gains (losses) on investments	(1,279,326)	(23,386)	(269,530)	(56,301)
Net increase (decrease) in net assets resulting from operations	(1,279,326)	(23,386)	(269,530)	(56,301)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	196,770	121,806	98,755	214,329
Administration charges	(8,272)	(179)	(30)	(1,232)
Contingent sales charges	(1,949)	—	(664)	(60)
Contract terminations	(787,866)	—	(268,482)	(2,835)
Death benefit payments	(146,155)	—	(97,309)	(11,313)
Flexible withdrawal option payments	(69,340)	(1,577)	(45,497)	(6,886)
Transfers to other contracts	(197,471)	(2,325)	(100,030)	(82,389)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,014,283)	117,725	(413,257)	109,614
Total increase (decrease)	(2,293,609)	94,339	(682,787)	53,313
Net assets as of December 31, 2022	$4,699,388	$193,556	$1,634,354	$318,531

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO Commodity Real Return Strategy Portfolio - Class M	PIMCO Emerging Markets Bond Portfolio - Administrative Class	PIMCO High Yield Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Advisor Class

Net assets as of January 1, 2021	$72,222	$—	$20,567,228	$3,382,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,512	2,495	696,306	(18,413)
Total realized gains (losses) on investments	1,287	(71)	205,424	2,586
Change in net unrealized appreciation (depreciation)
of investments	23,549	(7,552)	(388,982)	(69,113)
Net gains (losses) on investments	33,348	(5,128)	512,748	(84,940)
Net increase (decrease) in net assets resulting from operations	33,348	(5,128)	512,748	(84,940)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	338,875	299,829	6,403,286	2,261,720
Administration charges	(310)	(173)	(19,877)	(10,161)
Contingent sales charges	(6)	—	(7,659)	(536)
Contract terminations	(1,117)	—	(2,239,001)	(66,900)
Death benefit payments	—	—	(346,464)	—
Flexible withdrawal option payments	(2,276)	(1,472)	(259,712)	(33,369)
Transfers to other contracts	(17,860)	—	(1,240,355)	(547,334)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	317,306	298,184	2,290,218	1,603,420
Total increase (decrease)	350,654	293,056	2,802,966	1,518,480
Net assets as of December 31, 2021	422,876	293,056	23,370,194	4,900,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	171,827	24,773	828,233	42,175
Total realized gains (losses) on investments	27,765	(20,732)	(402,175)	(97,269)
Change in net unrealized appreciation (depreciation)
of investments	(221,930)	(90,814)	(3,156,439)	(300,858)
Net gains (losses) on investments	(22,338)	(86,773)	(2,730,381)	(355,952)
Net increase (decrease) in net assets resulting from operations	(22,338)	(86,773)	(2,730,381)	(355,952)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	898,495	627,230	3,916,599	3,326,588
Administration charges	(892)	(1,402)	(19,928)	(10,888)
Contingent sales charges	(20)	(122)	(5,197)	(709)
Contract terminations	(951)	(5,768)	(1,291,575)	(112,049)
Death benefit payments	—	—	(163,903)	(16,237)
Flexible withdrawal option payments	(2,731)	(5,552)	(284,561)	(69,707)
Transfers to other contracts	(443,067)	(71,953)	(2,970,749)	(2,255,750)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	450,834	542,433	(819,314)	861,248
Total increase (decrease)	428,496	455,660	(3,549,695)	505,296
Net assets as of December 31, 2022	$851,372	$748,716	$19,820,499	$5,406,202

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2010 Account - Class 1

Net assets as of January 1, 2021	$28,911,603	$96,553,026	$8,159,474	$16,135,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195,933	(544,498)	(2,939)	38,522
Total realized gains (losses) on investments	1,233,700	12,009,658	664,677	1,285,467
Change in net unrealized appreciation (depreciation)
of investments	(2,124,101)	11,470,267	1,730,771	(652,736)
Net gains (losses) on investments	(694,468)	22,935,427	2,392,509	671,253
Net increase (decrease) in net assets resulting from operations	(694,468)	22,935,427	2,392,509	671,253
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,826,039	3,258,904	3,957,825	604,559
Administration charges	(31,923)	(112,706)	(26,966)	(32,476)
Contingent sales charges	(7,265)	(19,587)	(3,841)	(3,897)
Contract terminations	(1,788,611)	(9,118,569)	(307,621)	(1,483,475)
Death benefit payments	(159,185)	(1,029,292)	(38,865)	(140,491)
Flexible withdrawal option payments	(422,787)	(1,691,244)	(54,185)	(696,703)
Transfers to other contracts	(4,258,581)	(9,664,259)	(1,270,751)	(754,803)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,157,687	(18,376,753)	2,255,596	(2,507,286)
Total increase (decrease)	1,463,219	4,558,674	4,648,105	(1,836,033)
Net assets as of December 31, 2021	30,374,822	101,111,700	12,807,579	14,299,347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	412,796	(467,495)	(17,750)	160,791
Total realized gains (losses) on investments	(834,374)	14,081,637	1,645,259	379,041
Change in net unrealized appreciation (depreciation)
of investments	(4,198,372)	(30,821,805)	(3,904,785)	(2,484,254)
Net gains (losses) on investments	(4,619,950)	(17,207,663)	(2,277,276)	(1,944,422)
Net increase (decrease) in net assets resulting from operations	(4,619,950)	(17,207,663)	(2,277,276)	(1,944,422)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,711,921	2,832,994	2,341,995	369,975
Administration charges	(25,473)	(78,638)	(22,245)	(18,786)
Contingent sales charges	(8,732)	(10,878)	(2,682)	(1,707)
Contract terminations	(2,261,411)	(5,437,529)	(267,156)	(1,085,233)
Death benefit payments	(429,128)	(1,505,919)	(56,604)	(267,045)
Flexible withdrawal option payments	(440,176)	(1,552,468)	(78,197)	(631,368)
Transfers to other contracts	(3,141,572)	(5,323,534)	(1,028,981)	(499,203)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(594,571)	(11,075,972)	886,130	(2,133,367)
Total increase (decrease)	(5,214,521)	(28,283,635)	(1,391,146)	(4,077,789)
Net assets as of December 31, 2022	$25,160,301	$72,828,065	$11,416,433	$10,221,558

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net assets as of January 1, 2021	$79,678,005	$59,916,113	$16,445,569	$11,670,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186,411	(30,352)	(18,826)	(28,640)
Total realized gains (losses) on investments	7,594,258	3,567,752	1,390,401	842,996
Change in net unrealized appreciation (depreciation)
of investments	(1,938,203)	2,921,190	785,756	878,648
Net gains (losses) on investments	5,842,466	6,458,590	2,157,331	1,693,004
Net increase (decrease) in net assets resulting from operations	5,842,466	6,458,590	2,157,331	1,693,004
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,233,980	2,185,590	637,128	242,916
Administration charges	(263,041)	(221,968)	(7,694)	(8,646)
Contingent sales charges	(13,418)	(14,285)	(5,559)	(4,140)
Contract terminations	(5,181,065)	(5,651,768)	(1,929,461)	(1,374,221)
Death benefit payments	(625,548)	(950,471)	(1,744)	(8,903)
Flexible withdrawal option payments	(2,648,582)	(1,208,160)	(39,091)	(68,621)
Transfers to other contracts	(3,524,422)	(1,490,738)	(860,850)	(467,938)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,022,096)	(7,351,800)	(2,207,271)	(1,689,553)
Total increase (decrease)	(4,179,630)	(893,210)	(49,940)	3,451
Net assets as of December 31, 2021	75,498,375	59,022,903	16,395,629	11,673,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,126,765	666,473	222,645	194,171
Total realized gains (losses) on investments	4,535,331	3,360,909	1,129,682	901,874
Change in net unrealized appreciation (depreciation)
of investments	(17,062,765)	(14,404,495)	(4,412,949)	(3,324,175)
Net gains (losses) on investments	(11,400,669)	(10,377,113)	(3,060,622)	(2,228,130)
Net increase (decrease) in net assets resulting from operations	(11,400,669)	(10,377,113)	(3,060,622)	(2,228,130)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	859,168	1,090,594	338,235	76,514
Administration charges	(177,800)	(160,404)	(5,314)	(6,531)
Contingent sales charges	(10,206)	(11,554)	(4,557)	(3,944)
Contract terminations	(4,377,154)	(4,434,479)	(1,761,002)	(1,506,391)
Death benefit payments	(902,961)	(620,149)	—	—
Flexible withdrawal option payments	(2,488,270)	(1,019,763)	(34,566)	(68,825)
Transfers to other contracts	(2,746,608)	(2,664,364)	(833,894)	(44,760)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,843,831)	(7,820,119)	(2,301,098)	(1,553,937)
Total increase (decrease)	(21,244,500)	(18,197,232)	(5,361,720)	(3,782,067)
Net assets as of December 31, 2022	$54,253,875	$40,825,671	$11,033,909	$7,891,684

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer January Account - Class 2	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2

Net assets as of January 1, 2021	$10,028,884	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,946	—	—	—
Total realized gains (losses) on investments	601,495	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	(348,436)	—	—	—
Net gains (losses) on investments	295,005	—	—	—
Net increase (decrease) in net assets resulting from operations	295,005	—	—	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	538,496	—	—	—
Administration charges	(21,114)	—	—	—
Contingent sales charges	(1,622)	—	—	—
Contract terminations	(695,105)	—	—	—
Death benefit payments	(369,400)	—	—	—
Flexible withdrawal option payments	(438,457)	—	—	—
Transfers to other contracts	(169,469)	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,156,671)	—	—	—
Total increase (decrease)	(861,666)	—	—	—
Net assets as of December 31, 2021	9,167,218	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132,187	(1,330)	(17,958)	(13,925)
Total realized gains (losses) on investments	231,576	—	84,828	506,514
Change in net unrealized appreciation (depreciation)
of investments	(1,597,979)	—	14,061	557,298
Net gains (losses) on investments	(1,234,216)	(1,330)	80,931	1,049,887
Net increase (decrease) in net assets resulting from operations	(1,234,216)	(1,330)	80,931	1,049,887
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	164,404	25,600,448	29,064,266	25,418,652
Administration charges	(13,315)	—	(18,142)	(4,698)
Contingent sales charges	(2,010)	—	(2,999)	(18)
Contract terminations	(843,722)	—	(164,177)	(868)
Death benefit payments	(154,844)	—	—	—
Flexible withdrawal option payments	(373,021)	—	(26,156)	(32,182)
Transfers to other contracts	(529,151)	—	(3,715,350)	(9,520,417)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,751,659)	25,600,448	25,137,442	15,860,469
Total increase (decrease)	(2,985,875)	25,599,118	25,218,373	16,910,356
Net assets as of December 31, 2022	$6,181,343	$25,599,118	$25,218,373	$16,910,356

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2	Rydex VIF Basic Materials Fund	Rydex V.I. Commodities Strategy Fund

Net assets as of January 1, 2021	$56,340,117	$6,720,427	$435,998	$522,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,096	35,630	(2,301)	(11,553)
Total realized gains (losses) on investments	5,905,170	598,633	21,583	55,933
Change in net unrealized appreciation (depreciation)
of investments	14,500,793	2,200,883	88,418	202,131
Net gains (losses) on investments	20,446,059	2,835,146	107,700	246,511
Net increase (decrease) in net assets resulting from operations	20,446,059	2,835,146	107,700	246,511
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,480,516	2,953,220	280,703	1,162,928
Administration charges	(9,856)	(22,023)	(1,135)	(679)
Contingent sales charges	(10,868)	(2,356)	(16)	(228)
Contract terminations	(6,230,164)	(217,853)	(1,225)	(66,917)
Death benefit payments	(452,586)	(75,600)	—	—
Flexible withdrawal option payments	(671,109)	(44,455)	(2,317)	(12,526)
Transfers to other contracts	(4,087,289)	(771,644)	(20,801)	(589,673)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,981,356)	1,819,289	255,209	492,905
Total increase (decrease)	12,464,703	4,654,435	362,909	739,416
Net assets as of December 31, 2021	68,804,820	11,374,862	798,907	1,261,500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79,341)	22,289	(2,607)	141,545
Total realized gains (losses) on investments	3,742,269	610,792	74,852	412,243
Change in net unrealized appreciation (depreciation)
of investments	(20,915,292)	(3,729,425)	(162,605)	(386,473)
Net gains (losses) on investments	(17,252,364)	(3,096,344)	(90,360)	167,315
Net increase (decrease) in net assets resulting from operations	(17,252,364)	(3,096,344)	(90,360)	167,315
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,210,829	2,823,488	167,154	3,651,912
Administration charges	(7,269)	(19,985)	(964)	(2,794)
Contingent sales charges	(7,785)	(2,286)	(18)	(584)
Contract terminations	(4,180,611)	(292,283)	(831)	(401,327)
Death benefit payments	(629,911)	(45,590)	—	—
Flexible withdrawal option payments	(675,299)	(62,772)	(2,281)	(36,825)
Transfers to other contracts	(3,491,790)	(1,518,268)	(197,851)	(2,005,605)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,781,836)	882,304	(34,791)	1,204,777
Total increase (decrease)	(24,034,200)	(2,214,040)	(125,151)	1,372,092
Net assets as of December 31, 2022	$44,770,620	$9,160,822	$673,756	$2,633,592

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Rydex V.I. NASDAQ-100® Fund	SAM Balanced Account Class - 1	SAM Balanced Account Class - 2	SAM Conservative Balanced Account Class - 1

Net assets as of January 1, 2021	$9,467,627	$414,619,320	$27,483,231	$98,902,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(100,289)	559,347	180,313	386,521
Total realized gains (losses) on investments	1,428,027	12,192,115	950,032	1,664,718
Change in net unrealized appreciation (depreciation)
of investments	1,281,407	35,443,245	2,522,564	5,706,477
Net gains (losses) on investments	2,609,145	48,194,707	3,652,909	7,757,716
Net increase (decrease) in net assets resulting from operations	2,609,145	48,194,707	3,652,909	7,757,716
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,295,604	11,219,459	9,633,269	3,945,762
Administration charges	(27,696)	(2,022,154)	(70,551)	(272,618)
Contingent sales charges	(2,439)	(71,544)	(5,336)	(21,468)
Contract terminations	(181,900)	(29,540,387)	(495,651)	(8,665,006)
Death benefit payments	(187,581)	(5,294,890)	(95,152)	(1,119,722)
Flexible withdrawal option payments	(31,639)	(11,607,280)	(485,860)	(2,613,147)
Transfers to other contracts	(1,724,406)	(11,078,016)	(796,746)	(2,617,631)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,139,943	(48,394,812)	7,683,973	(11,363,830)
Total increase (decrease)	4,749,088	(200,105)	11,336,882	(3,606,114)
Net assets as of December 31, 2021	14,216,715	414,419,215	38,820,113	95,296,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(88,215)	3,229,122	501,408	758,795
Total realized gains (losses) on investments	931,317	40,939,034	4,833,607	6,200,107
Change in net unrealized appreciation (depreciation)
of investments	(5,672,142)	(113,778,798)	(12,237,443)	(21,299,338)
Net gains (losses) on investments	(4,829,040)	(69,610,642)	(6,902,428)	(14,340,436)
Net increase (decrease) in net assets resulting from operations	(4,829,040)	(69,610,642)	(6,902,428)	(14,340,436)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,125,239	6,101,069	8,385,992	2,290,218
Administration charges	(19,563)	(1,469,211)	(62,008)	(196,337)
Contingent sales charges	(5,644)	(44,813)	(12,290)	(16,030)
Contract terminations	(409,613)	(20,392,980)	(898,711)	(6,989,723)
Death benefit payments	(120,950)	(3,609,752)	(228,632)	(1,932,774)
Flexible withdrawal option payments	(53,607)	(11,439,366)	(592,867)	(2,359,828)
Transfers to other contracts	(1,976,190)	(9,598,529)	(2,464,804)	(2,724,756)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(460,328)	(40,453,582)	4,126,680	(11,929,230)
Total increase (decrease)	(5,289,368)	(110,064,224)	(2,775,748)	(26,269,666)
Net assets as of December 31, 2022	$8,927,347	$304,354,991	$36,044,365	$69,026,339

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SAM Conservative Balanced Account Class - 2	SAM Conservative Growth Account Class - 1	SAM Conservative Growth Account Class - 2	SAM Flexible Income Account Class - 1

Net assets as of January 1, 2021	$13,090,538	$87,396,612	$19,608,715	$112,074,117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126,801	(209,411)	53,316	1,001,754
Total realized gains (losses) on investments	384,915	4,730,045	889,989	1,636,240
Change in net unrealized appreciation (depreciation)
of investments	607,749	8,727,794	2,755,447	3,160,298
Net gains (losses) on investments	1,119,465	13,248,428	3,698,752	5,798,292
Net increase (decrease) in net assets resulting from operations	1,119,465	13,248,428	3,698,752	5,798,292
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,123,158	2,198,174	7,850,143	9,808,585
Administration charges	(41,352)	(6,728)	(85,397)	(134,850)
Contingent sales charges	(2,992)	(24,943)	(11,332)	(22,831)
Contract terminations	(279,527)	(10,001,949)	(876,590)	(10,023,065)
Death benefit payments	(78,831)	(512,859)	(60,626)	(1,267,270)
Flexible withdrawal option payments	(188,025)	(1,180,142)	(223,688)	(3,297,043)
Transfers to other contracts	(2,154,309)	(3,655,501)	(237,146)	(5,976,293)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,378,122	(13,183,948)	6,355,364	(10,912,767)
Total increase (decrease)	3,497,587	64,480	10,054,116	(5,114,475)
Net assets as of December 31, 2021	16,588,125	87,461,092	29,662,831	106,959,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	228,919	466,064	253,440	1,231,893
Total realized gains (losses) on investments	1,289,766	8,502,381	3,005,319	3,610,701
Change in net unrealized appreciation (depreciation)
of investments	(4,237,084)	(25,193,733)	(8,839,496)	(19,432,628)
Net gains (losses) on investments	(2,718,399)	(16,225,288)	(5,580,737)	(14,590,034)
Net increase (decrease) in net assets resulting from operations	(2,718,399)	(16,225,288)	(5,580,737)	(14,590,034)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,984,654	2,799,618	3,279,806	2,966,341
Administration charges	(34,276)	(6,190)	(65,076)	(93,460)
Contingent sales charges	(12,950)	(14,607)	(17,483)	(19,395)
Contract terminations	(1,293,369)	(6,190,671)	(1,275,510)	(9,094,915)
Death benefit payments	(74,978)	(1,145,373)	(234,148)	(2,626,719)
Flexible withdrawal option payments	(255,091)	(1,157,967)	(233,800)	(3,109,897)
Transfers to other contracts	(1,737,108)	(2,871,342)	(1,570,179)	(6,448,351)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	576,882	(8,586,532)	(116,390)	(18,426,396)
Total increase (decrease)	(2,141,517)	(24,811,820)	(5,697,127)	(33,016,430)
Net assets as of December 31, 2022	$14,446,608	$62,649,272	$23,965,704	$73,943,212

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SAM Flexible Income Account Class - 2	SAM Strategic Growth Account Class - 1	SAM Strategic Growth Account Class - 2	Short-Term Income Account - Class 1

Net assets as of January 1, 2021	$22,697,527	$52,432,358	$14,344,441	$73,529,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	432,985	(269,437)	2,440	97,189
Total realized gains (losses) on investments	681,474	2,684,359	808,965	384,830
Change in net unrealized appreciation (depreciation)
of investments	307,971	6,561,036	2,002,467	(1,884,009)
Net gains (losses) on investments	1,422,430	8,975,958	2,813,872	(1,401,990)
Net increase (decrease) in net assets resulting from operations	1,422,430	8,975,958	2,813,872	(1,401,990)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,838,160	3,421,021	7,881,945	10,994,071
Administration charges	(80,360)	(5,975)	(34,957)	(188,897)
Contingent sales charges	(12,041)	(13,344)	(1,836)	(16,737)
Contract terminations	(1,032,615)	(4,911,695)	(279,876)	(6,921,668)
Death benefit payments	(439,047)	(113,992)	(96,199)	(1,509,523)
Flexible withdrawal option payments	(381,076)	(475,939)	(117,470)	(2,302,192)
Transfers to other contracts	(2,857,910)	(3,735,207)	(1,132,629)	(7,697,349)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	9,035,111	(5,835,131)	6,218,978	(7,642,295)
Total increase (decrease)	10,457,541	3,140,827	9,032,850	(9,044,285)
Net assets as of December 31, 2021	33,155,068	55,573,185	23,377,291	64,485,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	503,266	303,413	203,352	(131,568)
Total realized gains (losses) on investments	1,215,839	5,591,609	2,568,964	(732,767)
Change in net unrealized appreciation (depreciation)
of investments	(6,478,048)	(16,633,087)	(7,313,619)	(2,069,485)
Net gains (losses) on investments	(4,758,943)	(10,738,065)	(4,541,303)	(2,933,820)
Net increase (decrease) in net assets resulting from operations	(4,758,943)	(10,738,065)	(4,541,303)	(2,933,820)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,718,937	4,467,136	1,997,395	4,093,929
Administration charges	(63,369)	(5,208)	(26,154)	(135,681)
Contingent sales charges	(8,273)	(11,778)	(4,999)	(13,399)
Contract terminations	(926,311)	(5,012,434)	(2,352,240)	(5,188,321)
Death benefit payments	(295,682)	(249,080)	(240,490)	(912,275)
Flexible withdrawal option payments	(399,356)	(486,062)	(150,840)	(2,189,512)
Transfers to other contracts	(8,222,898)	(3,981,235)	(893,615)	(9,057,753)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,196,952)	(5,278,661)	(1,670,943)	(13,403,012)
Total increase (decrease)	(7,955,895)	(16,016,726)	(6,212,246)	(16,336,832)
Net assets as of December 31, 2022	$25,199,173	$39,556,459	$17,165,045	$48,148,573

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SmallCap Account - Class 1	SmallCap Account - Class 2	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II

Net assets as of January 1, 2021	$97,991,888	$3,729,593	$34,933,529	$28,126,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,068,805)	(33,120)	(492,081)	(398,753)
Total realized gains (losses) on investments	7,827,813	392,659	8,233,793	3,530,126
Change in net unrealized appreciation (depreciation)
of investments	10,941,581	311,342	(1,991,142)	(119,333)
Net gains (losses) on investments	17,700,589	670,881	5,750,570	3,012,040
Net increase (decrease) in net assets resulting from operations	17,700,589	670,881	5,750,570	3,012,040
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,887,561	1,934,813	10,379,742	2,864,293
Administration charges	(56,598)	(10,917)	(43,852)	(7,545)
Contingent sales charges	(10,872)	(1,338)	(10,531)	(9,555)
Contract terminations	(8,296,751)	(115,441)	(2,782,446)	(3,409,253)
Death benefit payments	(1,025,407)	(74,867)	(861,337)	(131,637)
Flexible withdrawal option payments	(1,295,184)	(20,357)	(293,237)	(225,758)
Transfers to other contracts	(9,615,798)	(830,529)	(3,842,111)	(3,433,543)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(15,413,049)	881,364	2,546,228	(4,352,998)
Total increase (decrease)	2,287,540	1,552,245	8,296,798	(1,340,958)
Net assets as of December 31, 2021	100,279,428	5,281,838	43,230,327	26,785,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,003,219)	(38,914)	(367,317)	(297,512)
Total realized gains (losses) on investments	14,543,956	838,941	2,476,462	1,281,644
Change in net unrealized appreciation (depreciation)
of investments	(34,659,149)	(1,975,684)	(19,446,984)	(4,747,224)
Net gains (losses) on investments	(21,118,412)	(1,175,657)	(17,337,839)	(3,763,092)
Net increase (decrease) in net assets resulting from operations	(21,118,412)	(1,175,657)	(17,337,839)	(3,763,092)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,021,170	956,624	6,885,052	1,115,314
Administration charges	(37,076)	(8,854)	(37,914)	(5,848)
Contingent sales charges	(8,989)	(1,159)	(10,450)	(5,511)
Contract terminations	(6,601,941)	(294,662)	(2,276,275)	(2,228,422)
Death benefit payments	(777,141)	(8,299)	(132,198)	(195,453)
Flexible withdrawal option payments	(1,213,856)	(29,031)	(316,405)	(242,202)
Transfers to other contracts	(3,284,753)	(292,207)	(3,574,822)	(1,818,451)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,902,586)	322,412	536,988	(3,380,573)
Total increase (decrease)	(30,020,998)	(853,245)	(16,800,851)	(7,143,665)
Net assets as of December 31, 2022	$70,258,430	$4,428,593	$26,429,476	$19,641,758

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Templeton Global Bond VIP Fund - Class 4	Templeton Growth VIP Fund - Class 2	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio Investor Class

Net assets as of January 1, 2021	$3,042,657	$617,262	$398,485	$1,010,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30,447)	1,745	(3,202)	(3,350)
Total realized gains (losses) on investments	(203,875)	(12,571)	22,986	42,843
Change in net unrealized appreciation (depreciation)
of investments	54,137	36,418	(18,644)	135,052
Net gains (losses) on investments	(180,185)	25,592	1,140	174,545
Net increase (decrease) in net assets resulting from operations	(180,185)	25,592	1,140	174,545
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	768,214	15,457	47,875	193,307
Administration charges	(4,843)	—	(1,393)	(2,738)
Contingent sales charges	(674)	77	(300)	(2,808)
Contract terminations	(122,545)	(17,402)	(32,791)	(188,154)
Death benefit payments	(64,971)	(3,039)	—	—
Flexible withdrawal option payments	(25,486)	(6,663)	(736)	(400)
Transfers to other contracts	(630,370)	(19,771)	(10,926)	(2,063)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(80,675)	(31,341)	1,729	(2,856)
Total increase (decrease)	(260,860)	(5,749)	2,869	171,689
Net assets as of December 31, 2021	2,781,797	611,513	401,354	1,181,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25,674)	(3,657)	2,826	980
Total realized gains (losses) on investments	(176,913)	(32,307)	1,522	7,430
Change in net unrealized appreciation (depreciation)
of investments	33,437	(40,130)	(4,295)	(209,283)
Net gains (losses) on investments	(169,150)	(76,094)	53	(200,873)
Net increase (decrease) in net assets resulting from operations	(169,150)	(76,094)	53	(200,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	294,128	122,376	40,589	69,373
Administration charges	(3,774)	—	(957)	(2,178)
Contingent sales charges	(699)	(1)	(128)	(42)
Contract terminations	(198,515)	(11,104)	(13,198)	(1,968)
Death benefit payments	(6,419)	(542)	—	—
Flexible withdrawal option payments	(23,093)	(6,882)	(1,437)	(1,200)
Transfers to other contracts	(321,571)	(129,600)	(38,620)	(30,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(259,943)	(25,753)	(13,751)	33,976
Total increase (decrease)	(429,093)	(101,847)	(13,698)	(166,897)
Net assets as of December 31, 2022	$2,352,704	$509,666	$387,656	$1,014,825

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	TOPS® Managed Risk Balanced ETF Portfolio Investor Class	TOPS® Conservative ETF Portfolio Investor Class	TOPS® Growth ETF Portfolio Investor Class	TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class

Net assets as of January 1, 2021	$1,044,471	$349,491	$693,815	$323,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	284	(254)	(3,336)	335
Total realized gains (losses) on investments	2,642	1,271	10,121	1,261
Change in net unrealized appreciation (depreciation)
of investments	95,866	34,060	114,058	39,362
Net gains (losses) on investments	98,792	35,077	120,843	40,958
Net increase (decrease) in net assets resulting from operations	98,792	35,077	120,843	40,958
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	952,205	835,140	633,680	155,263
Administration charges	(219)	(603)	(2,886)	(1,406)
Contingent sales charges	(94)	(3)	(564)	—
Contract terminations	(6,271)	(1,033)	(37,766)	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(5,315)	(989)	(1,032)	(3,286)
Transfers to other contracts	(68)	(875)	(10,757)	(17)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	940,238	831,637	580,675	150,554
Total increase (decrease)	1,039,030	866,714	701,518	191,512
Net assets as of December 31, 2021	2,083,501	1,216,205	1,395,333	514,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,309	5,900	1,601	4,132
Total realized gains (losses) on investments	54,313	25,089	52,214	12,219
Change in net unrealized appreciation (depreciation)
of investments	(326,110)	(164,674)	(262,371)	(93,215)
Net gains (losses) on investments	(258,488)	(133,685)	(208,556)	(76,864)
Net increase (decrease) in net assets resulting from operations	(258,488)	(133,685)	(208,556)	(76,864)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	666,003	299,084	144,859	266,845
Administration charges	(197)	(443)	(2,510)	(1,251)
Contingent sales charges	(1,460)	(500)	(34)	(14)
Contract terminations	(90,469)	(27,557)	(1,615)	(676)
Death benefit payments	(163,052)	—	(104,573)	—
Flexible withdrawal option payments	(9,254)	(1,148)	(9,446)	(6,153)
Transfers to other contracts	(46,111)	(98,865)	(249,851)	(35,992)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	355,460	170,571	(223,170)	222,759
Total increase (decrease)	96,972	36,886	(431,726)	145,895
Net assets as of December 31, 2022	$2,180,473	$1,253,091	$963,607	$660,773

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	VanEck VIP Global Gold Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares

Net assets as of January 1, 2021	$—	$4,250,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(48,460)
Total realized gains (losses) on investments	—	323,073
Change in net unrealized appreciation (depreciation)
of investments	—	444,308
Net gains (losses) on investments	—	718,921
Net increase (decrease) in net assets resulting from operations	—	718,921
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	1,022,468
Administration charges	—	(1,219)
Contingent sales charges	—	(1,130)
Contract terminations	—	(486,939)
Death benefit payments	—	(6,264)
Flexible withdrawal option payments	—	(28,643)
Transfers to other contracts	—	(879,225)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	—	(380,952)
Total increase (decrease)	—	337,969
Net assets as of December 31, 2021	—	4,588,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,370)	13,444
Total realized gains (losses) on investments	(5,529)	350,676
Change in net unrealized appreciation (depreciation)
of investments	16,782	(144,999)
Net gains (losses) on investments	9,883	219,121
Net increase (decrease) in net assets resulting from operations	9,883	219,121
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	355,033	2,186,678
Administration charges	(57)	(2,121)
Contingent sales charges	—	(994)
Contract terminations	—	(429,142)
Death benefit payments	—	(30,558)
Flexible withdrawal option payments	(328)	(43,293)
Transfers to other contracts	(34,473)	(1,346,660)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	320,175	333,910
Total increase (decrease)	330,058	553,031
Net assets as of December 31, 2022	$330,058	$5,141,578

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2022, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth I Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
U.S. LargeCap Buffer January Account
U.S. LargeCap Buffer July Account
U.S. LargeCap Buffer October Account
Principal Variable Contracts Funds, Inc. – Class 3: (1)
Blue Chip Account
AllianceBernstein VPS:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Global Opportunity Portfolio – Class III
American Century:
VP Capital Appreciation Fund – Class I
VP Disciplined Core Value Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series®:
Asset Allocation Fund – Class 2
Asset Allocation Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Trust® Fund – Class 2
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund® – Class 2
New World Fund® – Class 4
Washington Mutual Investors Fund(SM) – Class 2
Washington Mutual Investors Fund(SM) – Class 4
BlackRock Variable Series Funds, Inc.:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage SMID Cap V.I. Fund – Class III
BlackRock Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP:
EAFE International Index Portfolio – Class F
Investment Grade Bond Portfolio – Class F
Nasdaq 100® Index Portfolio – Class F
Russell 2000® Small Cap Index Portfolio – Class F
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Columbia Variable Portfolio:
Limited Duration Credit Fund – Class 2
Small Cap Value Fund – Class 2
Delaware VIP®:
Small Cap Value – Service Class
DWS:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust (SM):
1290 VT Convertible Securities Portfolio – Class IB
1290 VT GAMCO Small Company Value Portfolio – Class IB
1290 VT Micro Cap Portfolio – Class IB
1290 VT SmartBeta Equity ESG Portfolio – Class IB
1290 VT Socially Responsible Portfolio – Class IB
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Energy Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 Portfolio – Service Class 2
Freedom 2030 Portfolio – Service Class 2
Freedom 2040 Portfolio – Service Class 2
Freedom 2050 Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class
Government Money Market Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Health Care Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP Fund – Class 4
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Variable Funds Trust:
Floating Rate Strategies – Series F

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
Guggenheim Variable Insurance
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I.:
American Franchise Fund – Series I Shares
American Value Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Discovery Mid Cap Growth Fund – Series I Shares
EQV International Equity Fund – Series I Shares
EQV International Equity Fund – Series II Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Sustainable Equity Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisers Management Trust®:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
Commodity Real Return Strategy Portfolio – Class M
Emerging Markets Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex V.I:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100® Fund
T. Rowe Price:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

TOPS®:
Aggressive Growth ETF Portfolio Investor Class
Balanced ETF Portfolio Investor Class
Conservative ETF Portfolio Investor Class
Growth ETF Portfolio Investor Class
Moderate Growth ETF Portfolio Investor Class
VanEck VIP:
Global Gold Fund – Class S Shares
Global Resources Fund – Class S Shares

(1)Organized by Principal Life.

                During 2022, there were no divisions liquidated and subsequently reinvested.

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2022. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date. The NAV as of December 31, 2022, does not reflect $21,196,273 of accrued administrative fees that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance.

Principal® Freedom Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate of 0.85% of the asset value of the contract. Principal Life reserves the right to increase this charge, not to exceed 1.40%. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Freedom Variable Annuity 2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 0.95% of the asset value of the contract. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 3.00% may be deducted from the withdrawals made within the first 4 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Investment Plus Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. The product also contains optional Benefit Riders which if elected have additional annual charges. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Purchase Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of your 8th contract year. With the Purchase Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

Principal® Lifetime Income Solutions – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Lifetime Income Solutions II – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.00% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.85% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v3 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.60% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Principal® Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.05% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Purchase Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of your 8th contract year. With the Purchase Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

During the year ended December 31, 2022, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc computed at an annual percentage rate of each of the Account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other Accounts are shown in the following tables:

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.48	0.46	0.45	0.44
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.79	0.77	0.73	0.70	0.68
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
Global Emerging Markets Account	1.00	0.98	0.96	0.95	0.90

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Blue Chip	0.60%	0.55%
Principal Capital Appreciation Account	0.625	0.50
Short-Term Income Account	0.45	0.39

	Net Assets of Accounts
	(in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.24%	0.23%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Balanced Volatility Control Account	0.12
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Growth Volatility Control Account	0.12
Diversified Income Account	0.05
U.S. LargeCap Buffer January Account	0.69
U.S. LargeCap Buffer July Account	0.69
U.S. LargeCap Buffer October Account	0.69

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
The Manager has contractually agreed to waive certain of the accounts’ management and investment advisory fees. The expense waiver will reduce the accounts’ management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reported period. The waivers were as follows:

From January 1, 2022 through
December 31, 2022
Expiration
LargeCap Growth Account I	0.016%	April 30, 2023

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to accounts, acquired account fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the accounts through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2022 through December 31, 2022
	Class 1	Class 2	Class 3	Expiration
Blue Chip Account	N/A	N/A	1.05%	April 30, 2023
Diversified Balanced Managed Volatility
Account	N/A	0.31%	N/A	April 30, 2023
Global Emerging Markets Account	1.20%	N/A	N/A	April 30, 2023
LargeCap Growth Account I	0.69	N/A	N/A	April 30, 2023
U.S. LargeCap Buffer January Account (1)	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer July Account (2)	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer October Account (3)	N/A	0.95	N/A	April 30, 2024

(1)Period from December 29, 2022, to December 31, 2022.
(2)Period from June 29, 2022, to December 31, 2022.
(3)Period from September 29, 2022, to December 31, 2022.

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2022:

Division	Purchases	Sales

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	$1,518,698	$473,790

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	$1,336,307	$1,753,410

Alps/Red Rocks Global Opportunity Portfolio Class III	$425,898	$334,461

American Century VP Capital Appreciation Class I	$268,757	$116,317

American Century VP Disciplined Core Value Fund - Class I	$2,742,146	$1,502,928

American Century VP Inflation Protection Fund - Class II	$6,216,212	$8,348,378

American Century VP Mid Cap Value Fund - Class II	$2,260,520	$2,048,382

American Century VP Ultra® Fund - Class I	$576,197	$633,382

American Century VP Ultra® Fund - Class II	$5,222,599	$4,426,501

American Century VP Value Fund - Class II	$3,342,729	$2,832,786

American Funds Insurance Series® Asset Allocation Fund - Class 2	$591,900	$403,853

American Funds Insurance Series® Asset Allocation Fund - Class 4	$6,875,207	$1,871,570

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	$538,020	$217,213

American Funds Insurance Series® Global Small Capitalization Fund - Class 4	$2,439,743	$847,981

American Funds Insurance Series® High-Income Trust® Fund - Class 2	$123,964	$499,558

American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2	$1,951,613	$691,671

American Funds Insurance Series® Managed Risk Growth Fund - Class P2	$2,905,370	$519,684

American Funds Insurance Series® Managed Risk International Fund - Class P2	$256,435	$54,580

American Funds Insurance Series® New World Fund® - Class 2	$326,122	$288,792

American Funds Insurance Series® New World Fund® - Class 4	$2,693,308	$1,160,917

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	$1,294,095	$1,111,875

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	$5,089,687	$1,823,559

BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund - Class III	$7,773,523	$4,248,661

BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III	$552,851	$278,382

BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund - Class III	$488,152	$384,558

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Blue Chip Account - Class 3	$5,929,031	$2,456,541

BNY Mellon IP MidCap Stock Portfolio - Service Shares	$347,165	$69,502

BNY Mellon IP Technology Growth Portfolio - Service Shares	$1,804,987	$2,129,437

Calvert VP EAFE International Index Portfolio - Class F	$1,024,394	$288,489

Calvert VP Investment Grade Bond Index Portfolio - Class F	$1,252,403	$832,942

Calvert VP Nasdaq 100® Index Portfolio - Class F	$424,143	$42,568

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	$1,837,077	$529,259

Calvert VP S&P MidCap 400 Index Portfolio - Class F	$1,963,007	$963,018

Clearbridge Variable Small Cap Growth Portfolio - Class II	$1,246,999	$962,859

Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	$1,802,792	$1,721,986

Columbia Variable Portfolio Small Cap Value Fund - Class 2	$1,898,540	$421,674

Core Plus Bond Account - Class 1	$7,539,958	$19,044,323

Delaware VIP® Small Cap Value Series - Service Class	$327,313	$688,806

Diversified Balanced Account - Class 1	$2,523,691	$2,861,231

Diversified Balanced Account - Class 2	$111,847,057	$130,521,512

Diversified Balanced Managed Volatility Account - Class 2	$26,010,376	$26,332,101

Diversified Balanced Volatility Control Account - Class 2	$44,769,833	$19,271,405

Diversified Growth Account - Class 2	$461,649,080	$420,198,048

Diversified Growth Managed Volatility Account - Class 2	$53,892,971	$56,733,185

Diversified Growth Volatility Control - Class 2	$269,416,952	$68,879,650

Diversified Income Account - Class 2	$60,336,741	$66,399,538

Diversified International Account - Class 1	$13,836,656	$11,132,953

DWS Alternative Asset Allocation VIP - Class B	$157,846	$11,147

DWS Equity 500 Index VIP - Class B2	$304,972	$344,080

DWS Small Mid Cap Value VIP - Class B	$323,234	$424,925

EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	$265,235	$75,904

EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB	$372,693	$119,661

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	$42,244	$322,660

EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	$319,989	$83,552

EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	$257,752	$150,570

Equity Income Account - Class 1	$28,793,693	$33,672,394

Equity Income Account - Class 2	$6,294,889	$2,197,999

Fidelity® VIP Contrafund® Portfolio - Service Class	$2,291,647	$4,488,012

Fidelity® VIP Contrafund® Portfolio - Service Class 2	$8,767,218	$9,143,509

Fidelity® VIP Energy Portfolio - Service Class 2	$1,864,011	$317,602

Fidelity® VIP Equity-Income - Service Class 2	$2,150,815	$5,834,078

Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	$651,809	$538,972

Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	$1,030,745	$598,642

Fidelity® VIP Freedom 2040 Portfolio - Service Class 2	$650,555	$330,481

Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	$339,175	$627,495

Fidelity® VIP Government Money Market Portfolio - Initial Class	$25,778,370	$16,153,728

Fidelity® VIP Government Money Market Portfolio - Service Class 2	$74,397,130	$57,296,401

Fidelity® VIP Growth Portfolio - Service Class	$1,461,093	$2,445,855

Fidelity® VIP Growth Portfolio - Service Class 2	$2,058,905	$2,466,132

Fidelity® VIP Health Care Portfolio - Service Class 2	$638,803	$307,882

Fidelity® VIP Mid Cap Portfolio - Service Class	$8,469	$1,135

Fidelity® VIP Mid Cap Portfolio - Service Class 2	$3,538,798	$4,838,168

Fidelity® VIP Overseas Portfolio - Service Class 2	$3,193,619	$3,112,341

Franklin Global Real Estate VIP Fund - Class 2	$484,515	$235,212

Franklin Income VIP Fund - Class 4	$2,532,207	$1,022,456

Franklin Rising Dividends VIP Fund - Class 4	$2,990,669	$1,349,257

Franklin Small Cap Value VIP Fund - Class 2	$1,330,806	$1,313,013

Franklin U.S. Government Securities VIP Fund - Class 2	$3,702,612	$3,398,549

Global Emerging Markets Account - Class 1	$6,436,338	$5,304,170

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	$2,087,057	$2,233,540

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Goldman Sachs VIT Mid Cap Value Fund - Service Shares	$1,253,067	$384,175

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	$129,153	$35,281

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	$298,820	$1,071,327

Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares	$189,903	$215,253

Government & High Quality Bond Account - Class 1	$5,775,929	$15,461,582

Guggenheim VFT Floating Rate Strategies - Series F	$3,317,085	$1,573,476

Guggenheim VIF Global Managed Futures Strategy Fund	$2,904,343	$1,404,230

Guggenheim VIF Long Short Equity Fund	$98,237	$83,031

Guggenheim VIF Multi-Hedge Strategies Fund	$265,220	$93,404

Invesco V.I. American Franchise Fund - Series I Shares	$1,205,042	$450,857

Invesco V.I. American Value Fund - Series I Shares	$781,023	$842,584

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$509,242	$150,674

Invesco V.I. Core Equity Fund - Series I Shares	$2,167,468	$1,714,875

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	$268,389	$83,691

Invesco V.I. EQV International Equity Fund - Series I Shares	$1,185,914	$865,935

Invesco V.I. EQV International Equity Fund - Series II Shares	$970,828	$265,561

Invesco V.I. Health Care Fund - Series I Shares	$1,249,766	$1,070,763

Invesco V.I. Health Care Fund - Series II Shares	$1,952,990	$1,419,302

Invesco V.I. Main Street Small Cap Fund - Series II Shares	$55,585	$67,958

Invesco V.I. Small Cap Equity Fund - Series I Shares	$1,450,080	$1,178,174

Invesco V.I. Technology Fund - Series I Shares	$1,190,870	$522,362

Janus Henderson Balanced Portfolio - Service Shares	$2,797,739	$1,273,683

Janus Henderson Enterprise Portfolio - Service Shares	$1,689,572	$850,675

Janus Henderson Flexible Bond Portfolio - Service Shares	$2,515,693	$1,956,333

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	$61,932	$15,129

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	$2,768,710	$2,140,907

LargeCap Growth Account I - Class 1	$23,853,466	$20,496,959

LargeCap S&P 500 Index Account - Class 1	$15,981,997	$16,189,490

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

LargeCap S&P 500 Index Account - Class 2	$16,927,979	$7,215,236

MFS® International Intrinsic Value Portfolio - Service Class	$1,747,903	$2,330,886

MFS® New Discovery Series - Service Class	$3,169,530	$1,237,451

MFS® Utilities Series - Service Class	$4,998,591	$3,767,966

MFS® Value Series - Service Class	$1,367,160	$1,200,994

MidCap Account - Class 1	$38,789,657	$40,347,468

MidCap Account - Class 2	$8,183,657	$2,208,838

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	$1,011,393	$794,839

Neuberger Berman AMT Sustainable Equity Portfolio - Class I	$710,180	$1,287,084

Neuberger Berman AMT Sustainable Equity Portfolio - Class S	$135,514	$5,037

PIMCO All Asset Portfolio - Administrative Class	$387,037	$537,771

PIMCO All Asset Portfolio - Advisor Class	$278,196	$107,788

PIMCO Commodity Real Return Strategy Portfolio - Class M	$1,078,165	$455,504

PIMCO Emerging Markets Bond Portfolio - Administrative Class	$656,444	$89,238

PIMCO High Yield Portfolio - Administrative Class	$4,987,295	$4,978,376

PIMCO Low Duration Portfolio - Advisor Class	$3,411,120	$2,507,697

PIMCO Total Return Portfolio - Administrative Class	$6,416,318	$6,598,093

Principal Capital Appreciation Account - Class 1	$12,963,131	$15,012,382

Principal Capital Appreciation Account - Class 2	$3,842,191	$1,546,672

Principal LifeTime 2010 Account - Class 1	$1,145,441	$2,664,973

Principal LifeTime 2020 Account - Class 1	$7,020,688	$11,550,763

Principal LifeTime 2030 Account - Class 1	$5,488,692	$9,556,272

Principal LifeTime 2040 Account - Class 1	$1,588,509	$2,812,293

Principal LifeTime 2050 Account - Class 1	$1,124,803	$1,751,878

Principal LifeTime Strategic Income Account - Class 1	$704,358	$2,018,696

U.S. LargeCap Buffer January Account - Class 2	$25,600,448	$1,330

U.S. LargeCap Buffer July Account - Class 2	$29,151,966	$4,032,482

U.S. LargeCap Buffer October Account - Class 2	$25,455,906	$9,609,362

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Real Estate Securities Account - Class 1	$6,442,517	$9,719,913

Real Estate Securities Account - Class 2	$3,637,318	$2,025,125

Rydex VIF Basic Materials Fund	$184,270	$208,520

Rydex V.I. Commodities Strategy Fund	$3,824,345	$2,478,023

Rydex V.I. NASDAQ-100® Fund	$2,494,679	$2,673,782

SAM Balanced Account Class - 1	$58,265,117	$51,292,402

SAM Balanced Account Class - 2	$14,251,121	$4,569,665

SAM Conservative Balanced Account Class - 1	$11,219,600	$15,320,055

SAM Conservative Balanced Account Class - 2	$5,887,837	$3,542,719

SAM Conservative Growth Account Class - 1	$11,766,702	$12,379,926

SAM Conservative Growth Account Class - 2	$6,550,878	$3,617,848

SAM Flexible Income Account Class - 1	$11,994,489	$22,595,464

SAM Flexible Income Account Class - 2	$9,667,163	$10,155,426

SAM Strategic Growth Account Class - 1	$9,974,123	$10,379,245

SAM Strategic Growth Account Class - 2	$4,379,906	$3,828,376

Short-Term Income Account - Class 1	$4,793,470	$18,250,800

SmallCap Account - Class 1	$16,838,404	$12,973,611

SmallCap Account - Class 2	$1,787,225	$673,126

T. Rowe Price Blue Chip Growth Portfolio - II	$8,361,203	$6,715,381

T. Rowe Price Health Sciences Portfolio - II	$1,448,852	$4,793,399

Templeton Global Bond VIP Fund - Class 4	$294,128	$579,745

Templeton Growth VIP Fund - Class 2	$123,202	$152,612

The Merger Fund VL	$46,588	$57,513

TOPS® Aggressive Growth ETF Portfolio Investor Class	$79,102	$43,504

TOPS® Managed Risk Balanced ETF Portfolio Investor Class	$726,679	$326,224

TOPS® Conservative ETF Portfolio Investor Class	$338,277	$141,093

TOPS® Growth ETF Portfolio Investor Class	$160,205	$376,516

TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class	$283,220	$48,607

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

VanEck VIP Global Gold Fund - Class S Shares	$355,033	$36,228

VanEck VIP Global Resources Fund - Class S Shares	$2,268,198	$1,920,844

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	4,394	7,760	(3,366)	8,011	21,648	(13,637)

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	36,760	90,294	(53,534)	86,625	83,527	3,098

Alps/Red Rocks Global Opportunity Portfolio Class III	17,738	28,650	(10,912)	37,755	10,929	26,826

American Century VP Capital Appreciation Class I	4,417	5,053	(636)	2,594	19,383	(16,789)

American Century VP Disciplined Core Value Fund - Class I	5,791	47,139	(41,348)	15,894	48,442	(32,548)

American Century VP Inflation Protection Fund - Class II	377,454	589,574	(212,120)	471,946	534,027	(62,081)

American Century VP Mid Cap Value Fund - Class II	32,600	62,480	(29,880)	22,977	63,632	(40,655)

American Century VP Ultra® Fund - Class I	4,810	14,524	(9,714)	4,849	24,007	(19,158)

American Century VP Ultra® Fund - Class II	68,376	88,530	(20,154)	23,701	151,456	(127,755)

American Century VP Value Fund - Class II	121,589	101,796	19,793	104,676	78,848	25,828

American Funds Insurance Series® Asset Allocation Fund - Class 2	21,502	23,745	(2,243)	80,620	111,015	(30,395)

American Funds Insurance Series® Asset Allocation Fund - Class 4	354,685	129,397	225,288	512,541	57,732	454,809

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	7,512	14,068	(6,556)	11,784	24,418	(12,634)

American Funds Insurance Series® Global Small Capitalization Fund - Class 4	106,169	70,426	35,743	130,014	38,688	91,326

American Funds Insurance Series® High-Income Trust® Fund - Class 2	3,338	39,540	(36,202)	58,276	48,136	10,140

American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2	139,710	53,133	86,577	142,048	20,650	121,398

American Funds Insurance Series® Managed Risk Growth Fund - Class P2	138,319	30,901	107,418	103,405	14,404	89,001

American Funds Insurance Series® Managed Risk International Fund - Class P2	26,313	5,945	20,368	13,363	2,100	11,263

American Funds Insurance Series® New World Fund® - Class 2	11,589	21,186	(9,597)	28,122	34,356	(6,234)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

American Funds Insurance Series® New World Fund® - Class 4	183,570	93,065	90,505	210,313	38,765	171,548

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	23,481	61,793	(38,312)	45,117	58,927	(13,810)

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	161,973	118,152	43,821	178,522	86,867	91,655

BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund - Class III	594,046	331,291	262,755	341,010	44,271	296,739

BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III	34,081	17,631	16,450	68,337	44,505	23,832

BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund - Class III	35,274	29,086	6,188	189,112	66,741	122,371

Blue Chip Account - Class 3	683,362	297,473	385,889	643,694	18,794	624,900

BNY Mellon IP MidCap Stock Portfolio - Service Shares	10,668	5,003	5,665	17,481	6,516	10,965

BNY Mellon IP Technology Growth Portfolio - Service Shares	19,003	38,347	(19,344)	17,966	48,849	(30,883)

Calvert VP EAFE International Index Portfolio - Class F	87,113	25,636	61,477	100,360	27,559	72,801

Calvert VP Investment Grade Bond Index Portfolio - Class F	110,806	76,207	34,599	196,449	57,853	138,596

Calvert VP Nasdaq 100® Index Portfolio - Class F	44,490	4,517	39,973	—	—	—

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	92,630	39,459	53,171	171,960	39,086	132,874

Calvert VP S&P MidCap 400 Index Portfolio - Class F	77,095	64,637	12,458	157,406	71,825	85,581

Clearbridge Variable Small Cap Growth Portfolio - Class II	76,275	60,078	16,197	142,569	45,643	96,926

Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	169,579	164,162	5,417	295,569	140,462	155,107

Columbia Variable Portfolio Small Cap Value Fund - Class 2	59,411	31,961	27,450	114,289	14,808	99,481

Core Plus Bond Account - Class 1	233,433	887,086	(653,653)	753,295	1,277,945	(524,650)

Delaware VIP® Small Cap Value Series - Service Class	7,736	35,032	(27,296)	44,166	47,492	(3,326)

Diversified Balanced Account - Class 1	22,557	205,215	(182,658)	56,265	216,189	(159,924)

Diversified Balanced Account - Class 2	1,332,530	6,248,585	(4,916,055)	2,815,051	7,664,402	(4,849,351)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Diversified Balanced Managed Volatility Account - Class 2	751,529	1,747,500	(995,971)	1,500,128	2,529,578	(1,029,450)

Diversified Balanced Volatility Control Account - Class 2	2,393,210	1,370,368	1,022,842	2,988,227	803,857	2,184,370

Diversified Growth Account - Class 2	5,397,600	16,844,545	(11,446,945)	8,210,176	22,809,987	(14,599,811)

Diversified Growth Managed Volatility Account - Class 2	1,235,887	3,480,519	(2,244,632)	1,803,083	3,773,728	(1,970,645)

Diversified Growth Volatility Control - Class 2	13,307,638	4,147,531	9,160,107	14,952,552	3,860,319	11,092,233

Diversified Income Account - Class 2	3,005,248	4,383,536	(1,378,288)	5,459,973	6,246,968	(786,995)

Diversified International Account - Class 1	154,738	371,706	(216,968)	170,730	499,353	(328,623)

DWS Alternative Asset Allocation VIP - Class B	11,500	823	10,677	4,474	152	4,322

DWS Equity 500 Index VIP - Class B2	8,003	17,987	(9,984)	1,295	24,199	(22,904)

DWS Small Mid Cap Value VIP - Class B	20,960	29,082	(8,122)	47,881	25,889	21,992

EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	18,868	5,585	13,283	55,999	7,269	48,730

EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB	26,390	10,082	16,308	9,958	3,167	6,791

EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	1,801	24,531	(22,730)	120,189	63,569	56,620

EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	22,796	6,572	16,224	3,744	1,584	2,160

EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	17,550	10,079	7,471	42,502	10,743	31,759

Equity Income Account - Class 1	323,646	1,377,916	(1,054,270)	649,388	1,849,073	(1,199,685)

Equity Income Account - Class 2	310,628	143,390	167,238	249,652	64,337	185,315

Fidelity® VIP Contrafund® Portfolio - Service Class	12,244	87,990	(75,746)	8,642	99,765	(91,123)

Fidelity® VIP Contrafund® Portfolio - Service Class 2	299,733	276,976	22,757	395,856	297,852	98,004

Fidelity® VIP Energy Portfolio - Service Class 2	206,771	37,347	169,424	—	—	—

Fidelity® VIP Equity-Income - Service Class 2	30,135	183,931	(153,796)	41,654	152,136	(110,482)

Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	31,487	47,188	(15,701)	155,923	3,156	152,767

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	63,993	51,572	12,421	137,264	5,776	131,488

Fidelity® VIP Freedom 2040 Portfolio - Service Class 2	33,586	25,536	8,050	67,233	1,063	66,170

Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	16,290	47,312	(31,022)	86,303	13,199	73,104

Fidelity® VIP Government Money Market Portfolio - Initial Class	3,630,979	3,005,742	625,237	2,406,068	3,403,283	(997,215)

Fidelity® VIP Government Money Market Portfolio - Service Class 2	7,487,300	5,773,766	1,713,534	3,736,665	3,206,784	529,881

Fidelity® VIP Growth Portfolio - Service Class	5,780	59,829	(54,049)	8,054	60,519	(52,465)

Fidelity® VIP Growth Portfolio - Service Class 2	21,831	47,225	(25,394)	12,343	53,288	(40,945)

Fidelity® VIP Health Care Portfolio - Service Class 2	59,678	28,579	31,099	—	—	—

Fidelity® VIP Mid Cap Portfolio - Service Class	—	—	—	6,083	6,083	—

Fidelity® VIP Mid Cap Portfolio - Service Class 2	99,674	167,900	(68,226)	160,568	187,784	(27,216)

Fidelity® VIP Overseas Portfolio - Service Class 2	156,806	144,702	12,104	155,829	257,116	(101,287)

Franklin Global Real Estate VIP Fund - Class 2	27,195	18,557	8,638	34,075	12,652	21,423

Franklin Income VIP Fund - Class 4	187,785	83,667	104,118	119,594	8,009	111,585

Franklin Rising Dividends VIP Fund - Class 4	132,811	78,049	54,762	134,153	14,630	119,523

Franklin Small Cap Value VIP Fund - Class 2	23,267	42,580	(19,313)	28,466	42,997	(14,531)

Franklin U.S. Government Securities VIP Fund - Class 2	387,392	371,882	15,510	43,407	32,000	11,407

Global Emerging Markets Account - Class 1	110,786	173,270	(62,484)	140,554	209,299	(68,745)

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	13,134	55,572	(42,438)	11,481	72,509	(61,028)

Goldman Sachs VIT Mid Cap Value Fund - Service Shares	54,658	24,007	30,651	30,011	10,130	19,881

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	10,055	2,939	7,116	39,549	1,076	38,473

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	8,384	35,418	(27,034)	14,025	41,441	(27,416)

Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares	14,055	15,813	(1,758)	32,954	5,303	27,651

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Government & High Quality Bond Account - Class 1	475,739	1,373,131	(897,392)	903,569	1,520,686	(617,117)

Guggenheim VFT Floating Rate Strategies - Series F	305,846	145,544	160,302	120,055	63,073	56,982

Guggenheim VIF Global Managed Futures Strategy Fund	288,776	145,705	143,071	2,672	3,804	(1,132)

Guggenheim VIF Long Short Equity Fund	9,039	7,243	1,796	4,768	627	4,141

Guggenheim VIF Multi-Hedge Strategies Fund	21,738	7,516	14,222	10,311	3,601	6,710

Invesco V.I. American Franchise Fund - Series I Shares	6,059	13,582	(7,523)	2,220	25,744	(23,524)

Invesco V.I. American Value Fund - Series I Shares	14,535	81,209	(66,674)	426,759	52,543	374,216

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	33,818	12,550	21,268	23,481	2,617	20,864

Invesco V.I. Core Equity Fund - Series I Shares	7,648	64,208	(56,560)	12,969	74,254	(61,285)

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	3,204	5,558	(2,354)	3,408	16,849	(13,441)

Invesco V.I. EQV International Equity Fund - Series I Shares	42,747	62,726	(19,979)	22,207	75,072	(52,865)

Invesco V.I. EQV International Equity Fund - Series II Shares	57,840	22,662	35,178	57,846	21,055	36,791

Invesco V.I. Health Care Fund - Series I Shares	22,489	41,775	(19,286)	14,282	29,401	(15,119)

Invesco V.I. Health Care Fund - Series II Shares	63,832	97,928	(34,096)	195,769	36,977	158,792

Invesco V.I. Main Street Small Cap Fund - Series II Shares	418	2,922	(2,504)	1,042	3,988	(2,946)

Invesco V.I. Small Cap Equity Fund - Series I Shares	14,689	32,832	(18,143)	21,382	47,179	(25,797)

Invesco V.I. Technology Fund - Series I Shares	13,658	23,163	(9,505)	8,461	32,238	(23,777)

Janus Henderson Balanced Portfolio - Service Shares	273,695	137,270	136,425	429,008	10,590	418,418

Janus Henderson Enterprise Portfolio - Service Shares	5,525	22,789	(17,264)	3,409	38,972	(35,563)

Janus Henderson Flexible Bond Portfolio - Service Shares	208,612	179,230	29,382	348,443	169,428	179,015

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	6,667	1,692	4,975	—	—	—

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	113,043	157,901	(44,858)	258,044	50,616	207,428

LargeCap Growth Account I - Class 1	194,613	409,062	(214,449)	309,262	614,486	(305,224)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

LargeCap S&P 500 Index Account - Class 1	334,399	534,432	(200,033)	400,533	1,088,700	(688,167)

LargeCap S&P 500 Index Account - Class 2	735,628	437,534	298,094	945,257	325,302	619,955

MFS® International Intrinsic Value Portfolio - Service Class	107,494	179,155	(71,661)	148,239	99,081	49,158

MFS® New Discovery Series - Service Class	68,540	77,920	(9,380)	114,902	93,304	21,598

MFS® Utilities Series - Service Class	241,615	159,297	82,318	134,090	73,078	61,012

MFS® Value Series - Service Class	30,211	32,227	(2,016)	7,084	29,862	(22,778)

MidCap Account - Class 1	70,198	256,672	(186,474)	72,884	378,687	(305,803)

MidCap Account - Class 2	564,750	185,174	379,576	654,307	43,588	610,719

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	21,252	44,996	(23,744)	25,961	36,053	(10,092)

Neuberger Berman AMT Sustainable Equity Portfolio - Class I	5,634	32,344	(26,710)	4,963	29,681	(24,718)

Neuberger Berman AMT Sustainable Equity Portfolio - Class S	9,091	303	8,788	2,846	454	2,392

PIMCO All Asset Portfolio - Administrative Class	5,534	27,304	(21,770)	17,379	23,293	(5,914)

PIMCO All Asset Portfolio - Advisor Class	17,047	9,321	7,726	6,319	356	5,963

PIMCO Commodity Real Return Strategy Portfolio - Class M	61,685	31,584	30,101	31,831	1,897	29,934

PIMCO Emerging Markets Bond Portfolio - Administrative Class	71,514	10,188	61,326	30,021	167	29,854

PIMCO High Yield Portfolio - Administrative Class	324,261	358,485	(34,224)	494,272	258,126	236,146

PIMCO Low Duration Portfolio - Advisor Class	335,240	250,374	84,866	215,360	63,257	152,103

PIMCO Total Return Portfolio - Administrative Class	522,213	539,146	(16,933)	740,366	520,759	219,607

Principal Capital Appreciation Account - Class 1	94,135	490,260	(396,125)	105,475	738,320	(632,845)

Principal Capital Appreciation Account - Class 2	143,034	88,109	54,925	239,436	107,158	132,278

Principal LifeTime 2010 Account - Class 1	21,749	136,376	(114,627)	29,342	152,456	(123,114)

Principal LifeTime 2020 Account - Class 1	41,327	498,712	(457,385)	98,911	509,559	(410,648)

Principal LifeTime 2030 Account - Class 1	47,670	400,192	(352,522)	91,735	368,246	(276,511)

Principal LifeTime 2040 Account - Class 1	15,535	107,024	(91,489)	22,061	101,444	(79,383)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Principal LifeTime 2050 Account - Class 1	3,056	72,739	(69,683)	8,502	69,380	(60,878)

Principal LifeTime Strategic Income Account - Class 1	10,352	119,268	(108,916)	30,127	95,588	(65,461)

U.S. LargeCap Buffer January Account - Class 2	2,560,113	—	2,560,113	—	—	—

U.S. LargeCap Buffer July Account - Class 2	2,866,627	381,325	2,485,302	—	—	—

U.S. LargeCap Buffer October Account - Class 2	2,513,255	903,150	1,610,105	—	—	—

Real Estate Securities Account - Class 1	35,518	119,775	(84,257)	74,118	152,644	(78,526)

Real Estate Securities Account - Class 2	196,158	134,504	61,654	195,615	74,042	121,573

Rydex VIF Basic Materials Fund	11,495	13,800	(2,305)	19,607	1,708	17,899

Rydex V.I. Commodities Strategy Fund	343,512	238,275	105,237	162,811	100,311	62,500

Rydex V.I. NASDAQ-100® Fund	114,388	133,812	(19,424)	212,137	105,509	106,628

SAM Balanced Account Class - 1	347,049	2,453,725	(2,106,676)	594,323	2,799,703	(2,205,380)

SAM Balanced Account Class - 2	688,871	352,297	336,574	712,280	142,510	569,770

SAM Conservative Balanced Account Class - 1	131,044	814,388	(683,344)	205,587	797,133	(591,546)

SAM Conservative Balanced Account Class - 2	338,011	294,463	43,548	406,229	216,498	189,731

SAM Conservative Growth Account Class - 1	132,387	559,235	(426,848)	96,634	678,660	(582,026)

SAM Conservative Growth Account Class - 2	253,196	259,919	(6,723)	555,163	104,022	451,141

SAM Flexible Income Account Class - 1	177,450	1,301,669	(1,124,219)	546,510	1,157,181	(610,671)

SAM Flexible Income Account Class - 2	598,421	902,566	(304,145)	1,134,006	390,902	743,104

SAM Strategic Growth Account Class - 1	212,433	464,883	(252,450)	145,686	401,805	(256,119)

SAM Strategic Growth Account Class - 2	144,504	245,031	(100,527)	527,350	113,314	414,036

Short-Term Income Account - Class 1	360,643	1,522,447	(1,161,804)	910,866	1,538,064	(627,198)

SmallCap Account - Class 1	119,888	410,523	(290,635)	198,666	550,801	(352,135)

SmallCap Account - Class 2	72,060	45,888	26,172	125,697	68,111	57,586

T. Rowe Price Blue Chip Growth Portfolio - II	394,278	258,280	135,998	540,021	192,860	347,161

T. Rowe Price Health Sciences Portfolio - II	13,311	54,733	(41,422)	31,063	78,565	(47,502)

Templeton Global Bond VIP Fund - Class 4	35,150	67,659	(32,509)	85,987	96,245	(10,258)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Templeton Growth VIP Fund - Class 2	4,673	5,839	(1,166)	599	1,751	(1,152)

The Merger Fund VL	3,458	4,641	(1,183)	4,012	3,847	165

TOPS® Aggressive Growth ETF Portfolio Investor Class	5,622	2,901	2,721	14,483	15,311	(828)

TOPS® Managed Risk Balanced ETF Portfolio Investor Class	58,858	27,044	31,814	77,248	972	76,276

TOPS® Conservative ETF Portfolio Investor Class	26,864	11,883	14,981	71,711	300	71,411

TOPS® Growth ETF Portfolio Investor Class	12,088	30,783	(18,695)	47,904	4,223	43,681

TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class	22,825	3,760	19,065	12,038	370	11,668

VanEck VIP Global Gold Fund - Class S Shares	41,675	4,617	37,058	—	—	—

VanEck VIP Global Resources Fund - Class S Shares	176,940	153,226	23,714	91,988	129,859	(37,871)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2022, 2021, 2020, 2019 and 2018 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

AllianceBernstein VPS Small Cap Growth Portfolio - Class A:
2022	60	$45.09	to	$40.39	$2,704	—%	1.40%	to	2.00%	(39.94)%	to	(40.30)%
2021	63	$75.08	to	$67.65	$4,755	—%	1.40%	to	2.00%	7.94%	to	7.30%
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40%	to	2.00%	(2.29)%	to	(2.86)%

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A:
2022	205	$17.88	to	$16.72	$3,625	1.07%	1.30%	to	2.00%	(16.72)%	to	(17.27)%
2021	259	$21.47	to	$20.21	$5,481	0.80%	1.30%	to	2.00%	34.19%	to	33.22%
2020	256	$16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30%	to	2.00%	(16.11)%	to	(16.70)%

Alps/Red Rocks Global Opportunity Portfolio Class III:
2022	71	$11.26	to	$12.91	$826	11.47%	0.75%	to	1.40%	(29.45)%	to	(29.91)%
2021	82	$15.96	to	$18.42	$1,341	5.54%	0.75%	to	1.40%	23.05%	to	22.23%
2020	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75%	to	1.40%	(12.75)%	to	(13.76)%

American Century VP Capital Appreciation Class I:
2022	65	$18.10	to	$17.18	$1,179	—%	1.40%	to	2.00%	(29.10)%	to	(29.53)%
2021	66	$25.53	to	$24.38	$1,680	—%	1.40%	to	2.00%	9.62%	to	8.99%
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%
2018	149	$12.40	to	$12.06	$1,846	—%	1.40%	to	2.00%	(6.56)%	to	(7.09)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Disciplined Core Value Fund - Class I:
2022	293	$30.94	to	$24.91	$8,517	1.75%	0.85%	to	1.90%	(13.45)%	to	(14.37)%
2021	334	$35.75	to	$29.09	$11,250	1.07%	0.85%	to	1.90%	22.60%	to	21.31%
2020	367	$29.16	to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$26.30	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85%	to	1.90%	(7.68)%	to	(8.64)%

American Century VP Inflation Protection Fund - Class II:
2022	2,096	$10.51	to	$11.87	$26,308	5.01%	0.75%	to	2.00%	(13.71)%	to	(14.79)%
2021	2,308	$12.18	to	$13.93	$34,358	3.10%	0.75%	to	2.00%	5.45%	to	4.19%
2020	2,370	$11.55	to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75%	to	2.00%	(1.50)%	to	(4.82)%

American Century VP Mid Cap Value Fund - Class II:
2022	227	$32.00	to	$29.39	$7,195	2.12%	1.30%	to	2.00%	(2.65)%	to	(3.32)%
2021	257	$32.87	to	$30.40	$8,348	1.01%	1.30%	to	2.00%	21.43%	to	20.59%
2020	298	$27.07	to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30%	to	2.00%	(14.11)%	to	(14.71)%

American Century VP Ultra® Fund - Class I:
2022	81	$35.13	to	$30.85	$2,840	—%	1.30%	to	1.90%	(33.24)%	to	(33.66)%
2021	91	$52.62	to	$46.50	$4,766	—%	1.30%	to	1.90%	21.55%	to	20.84%
2020	110	$43.29	to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27	to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30%	to	1.90%	(0.54)%	to	(1.15)%

American Century VP Ultra® Fund - Class II:
2022	418	$40.49	to	$36.26	$16,923	—%	1.40%	to	2.00%	(33.39)%	to	(33.81)%
2021	439	$60.79	to	$54.78	$26,603	—%	1.40%	to	2.00%	21.29%	to	20.58%
2020	566	$50.12	to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99	to	$31.00	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40%	to	2.00%	(0.77)%	to	(1.38)%

American Century VP Value Fund - Class II:
2022	555	$14.18	to	$30.70	$14,532	1.94%	0.75%	to	1.90%	(0.42)%	to	(1.60)%
2021	535	$14.24	to	$31.20	$15,467	1.59%	0.75%	to	1.90%	23.40%	to	21.97%
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	—%	to	(1.08)%
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%	to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75%	to	1.90%	(8.22)%	to	(11.02)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series® Asset Allocation Fund - Class 2:
2022	145	$14.84	to	$14.17	$2,130	1.92%	1.30%	to	2.00%	(14.52)%	to	(15.10)%
2021	147	$17.36	to	$16.69	$2,536	1.46%	1.30%	to	2.00%	13.61%	to	12.77%
2020	178	$15.28	to	$14.80	$2,679	1.65%	1.30%	to	2.00%	10.97%	to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%	to	18.76%
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30%	to	2.00%	(5.81)%	to	(6.46)%

American Funds Insurance Series® Asset Allocation Fund - Class 4:
2022	1,449	$12.45	to	$14.23	$18,230	1.77%	0.75%	to	1.40%	(14.32)%	to	(14.84)%
2021	1,224	$14.53	to	$16.71	$18,082	1.52%	0.75%	to	1.40%	13.96%	to	13.21%
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%	to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%	to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75%	to	1.40%	(4.70)%	to	(6.20)%

American Funds Insurance Series® Global Small Capitalization Fund - Class 2:
2022	96	$13.64	to	$11.16	$1,174	—%	1.30%	to	2.00%	(30.48)%	to	(30.98)%
2021	103	$19.62	to	$16.17	$1,802	—%	1.30%	to	2.00%	5.37%	to	4.66%
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%	to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%	to	28.84%
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30%	to	2.00%	(11.74)%	to	(12.28)%

American Funds Insurance Series® Global Small Capitalization Fund - Class 4:
2022	283	$10.78	to	$12.77	$3,111	—%	0.75%	to	1.40%	(30.23)%	to	(30.67)%
2021	247	$15.45	to	$18.42	$3,932	—%	0.75%	to	1.40%	5.60%	to	4.96%
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%	to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%	to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75%	to	1.40%	(12.95)%	to	(12.08)%

American Funds Insurance Series® High-Income Trust® Fund - Class 2:
2022	80	$11.89	to	$11.29	$945	6.77%	1.30%	to	1.90%	(10.40)%	to	(10.96)%
2021	116	$13.27	to	$12.68	$1,535	4.49%	1.30%	to	1.90%	7.02%	to	6.38%
2020	106	$12.40	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30%	to	1.90%	(3.59)%	to	(4.23)%

American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2:
2022	585	$11.31	to	$12.40	$6,675	2.15%	0.75%	to	1.40%	(14.64)%	to	(15.18)%
2021	499	$13.25	to	$14.62	$6,678	1.31%	0.75%	to	1.40%	11.72%	to	10.93%
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75%	to	1.40%	(3.70)%	to	(6.22)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series® Managed Risk Growth Fund - Class P2:
2022	437	$12.90	to	$15.44	$5,791	1.52%	0.75%	to	1.40%	(25.43)%	to	(25.91)%
2021	330	$17.30	to	$20.84	$5,945	0.57%	0.75%	to	1.40%	12.05%	to	11.32%
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75%	to	1.40%	(2.79)%	to	(1.72)%

American Funds Insurance Series® Managed Risk International Fund - Class P2:
2022	57	$8.41	to	$8.61	$498	3.21%	0.75%	to	1.40%	(16.15)%	to	(16.73)%
2021	37	$10.03	to	$10.34	$385	0.54%	0.75%	to	1.40%	(4.84)%	to	(5.48)%
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.30	$135	1.67%	0.75%	to	1.40%	(11.32)%	to	(11.76)%

American Funds Insurance Series® New World Fund® - Class 2:
2022	121	$12.13	to	$11.81	$1,485	1.32%	1.30%	to	2.00%	(23.08)%	to	(23.66)%
2021	131	$15.77	to	$15.47	$2,087	0.83%	1.30%	to	2.00%	3.55%	to	2.86%
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30%	to	2.00%	(15.16)%	to	(15.72)%

American Funds Insurance Series® New World Fund® - Class 4:
2022	528	$10.68	to	$11.67	$5,736	1.16%	0.75%	to	1.40%	(22.89)%	to	(23.37)%
2021	438	$13.85	to	$15.23	$6,201	0.73%	0.75%	to	1.40%	3.90%	to	3.18%
2020	266	$13.33	to	$14.76	$3,684	0.04%	0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75%	to	1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75%	to	1.40%	(14.63)%	to	(15.40)%

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2:
2022	188	$17.07	to	$16.3	$3,173	1.83%	1.30%	to	2.00%	(9.63)%	to	(10.24)%
2021	227	$18.89	to	$18.16	$4,240	1.44%	1.30%	to	2.00%	26.19%	to	25.24%
2020	241	$14.97	to	$14.50	$3,563	1.79%	1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30%	to	2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30%	to	2.00%	(9.83)%	to	(10.49)%

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4:
2022	820	$13.87	to	$17.03	$11,641	1.77%	0.75%	to	1.40%	(9.35)%	to	(9.94)%
2021	776	$15.30	to	$18.91	$12,244	1.33%	0.75%	to	1.40%	26.55%	to	25.73%
2020	684	$12.09	to	$15.04	$8,606	1.68%	0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75%	to	1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75%	to	1.40%	(6.97)%	to	(10.21)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund - Class III:
2022	679	$12.17	to	$12.02	$8,275	2.35%	0.75%	to	2.00%	(15.66)%	to	(16.70)%
2021	416	$—	to	$14.43	$6,037	2.54%	0.75%	to	2.00%	10.91%	to	9.48%
2020	119	$13.01	to	$13.18	$1,575	1.81%	0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%	0.75%	to	2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.90	$553	1.02%	0.75%	to	2.00%	(4.70)%	to	(7.04)%

BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III:
2022	165	$13.24	to	$15.53	$2,237	1.81%	0.75%	to	1.40%	(17.30)%	to	(17.87)%
2021	148	$16.01	to	$18.91	$2,453	1.28%	0.75%	to	1.40%	12.51%	to	11.76%
2020	124	$14.23	to	$16.92	$1,854	2.00%	0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75%	to	1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.30	$814	2.49%	0.75%	to	1.40%	(6.76)%	to	(7.98)%

BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund - Class III:
2022	307	$11.43	to	$11.14	$3,528	—%	0.75%	to	2.00%	(16.69)%	to	(17.73)%
2021	300	$13.72	to	$13.54	$4,163	0.90%	0.75%	to	2.00%	5.62%	to	4.31%
2020	178	$12.99	to	$12.98	$2,356	1.36%	0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75%	to	2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75%	to	2.00%	(7.11)%	to	(9.34)%

Blue Chip Account - Class 3:
2022	1,011	$7.64	to	$7.49	$7,707	—%	0.75%	to	2.00%	(31.72)%	to	(32.58)%
2021 (9)	625	$11.19	to	$11.11	$6,985	—%	0.75%	to	2.00%	12.01%	to	11.21%

BNY Mellon IP MidCap Stock Portfolio - Service Shares:
2022	74	$11.71	to	$13.05	$891	0.44%	0.75%	to	1.40%	(14.96)%	to	(15.48)%
2021	68	$13.77	to	$15.44	$974	0.43%	0.75%	to	1.40%	24.62%	to	23.82%
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%	to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%	to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75%	to	1.40%	(13.46)%	to	(16.85)%

BNY Mellon IP Technology Growth Portfolio - Service Shares:
2022	137	$40.16	to	$35.97	$5,492	—%	1.40%	to	2.00%	(47.26)%	to	(47.57)%
2021	157	$76.15	to	$68.61	$11,867	—%	1.40%	to	2.00%	11.07%	to	10.41%
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%	to	66.19%
2019	213	$41.00	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%	to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40%	to	2.00%	(2.64)%	to	(3.22)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Calvert VP EAFE International Index Portfolio - Class F:
2022	324	$10.15	to	$10.71	$3,302	3.72%	0.75%	to	1.40%	(15.42)%	to	(15.93)%
2021	263	$12.00	to	$12.74	$3,163	1.86%	0.75%	to	1.40%	9.89%	to	9.08%
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%	to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%	to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75%	to	1.40%	(14.54)%	to	(15.01)%

Calvert VP Investment Grade Bond Index Portfolio - Class F:
2022	484	$9.72	to	$9.44	$4,700	2.83%	0.75%	to	1.40%	(13.45)%	to	(13.95)%
2021	449	$11.23	to	$10.97	$5,039	2.66%	0.75%	to	1.40%	(2.77)%	to	(3.43)%
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%	to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%	to	6.64%
2018 (4)	16	$10.13	to	$10.09	$164	8.71%	0.75%	to	1.40%	1.40%	to	1.00%

Calvert VP Nasdaq 100® Index Portfolio - Class F:
2022 (10)	40	$8.69	to	$8.63	$348	0.34%	0.75%	to	2.00%	(13.45)%	to	(14.04)%

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2022	483	$11.49	to	$14.59	$5,673	0.85%	0.75%	to	1.40%	(21.25)%	to	(21.73)%
2021	430	$14.59	to	$18.64	$6,438	0.81%	0.75%	to	1.40%	13.45%	to	12.70%
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%	to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%	to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75%	to	1.40%	(12.84)%	to	(12.70)%

Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2022	560	$13.18	to	$16.60	$7,598	0.95%	0.75%	to	1.40%	(14.19)%	to	(14.70)%
2021	548	$15.36	to	$19.46	$8,698	0.86%	0.75%	to	1.40%	23.27%	to	22.47%
2020	462	$12.46	to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%	to	11.51%
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%	to	23.81%
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75%	to	1.40%	(11.25)%	to	(12.80)%

Clearbridge Variable Small Cap Growth Portfolio - Class II:
2022	312	$13.39	to	$16.70	$4,287	—%	0.75%	to	1.40%	(29.56)%	to	(30.01)%
2021	296	$19.01	to	$23.86	$5,878	—%	0.75%	to	1.40%	11.50%	to	10.77%
2020	199	$17.05	to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%	to	40.88%
2019	157	$12.02	to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%	to	24.82%
2018	102	$9.57	to	$12.25	$1,115	—%	0.75%	to	1.40%	(4.78)%	to	1.74%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Columbia Variable Portfolio Limited Duration Credit Fund - Class 2:
2022	492	$10.27	to	$9.35	$5,011	0.53%	0.75%	to	2.00%	(7.06)%	to	(8.15)%
2021	486	$11.05	to	$10.18	$5,304	1.47%	0.75%	to	2.00%	(1.60)%	to	(2.86)%
2020	331	$11.23	to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%	to	3.46%
2019	39	$10.71	to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%	to	5.41%
2018	19	$10.04	to	$9.61	$191	1.55%	0.75%	to	2.00%	0.50%	to	(2.04)%

Columbia Variable Portfolio Small Cap Value Fund - Class 2:
2022	239	$12.51	to	$15.71	$3,052	0.48%	0.75%	to	1.40%	(9.61)%	to	(10.23)%
2021	211	$13.84	to	$17.50	$3,001	0.52%	0.75%	to	1.40%	27.79%	to	27.00%
2020	112	$10.83	to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%	to	7.07%
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%	to	19.28%
2018	59	$8.37	to	$10.79	$566	0.17%	0.75%	to	1.40%	(16.88)%	to	(19.30)%

Core Plus Bond Account - Class 1:
2022	4,145	$3.01	to	$20.47	$80,270	3.02%	0.38%	to	2.00%	(14.49)%	to	(15.83)%
2021	4,799	$3.53	to	$24.32	$110,485	2.61%	0.47%	to	2.00%	(0.87)%	to	(2.41)%
2020	5,323	$3.56	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	9.09%	to	7.37%
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%	to	7.65%
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46%	to	2.00%	(1.83)%	to	(3.41)%

Delaware VIP® Small Cap Value Series - Service Class:
2022	116	$17.89	to	$16.72	$2,051	0.54%	1.30%	to	2.00%	(13.45)%	to	(14.12)%
2021	143	$20.67	to	$19.47	$2,932	0.63%	1.30%	to	2.00%	32.25%	to	31.38%
2020	147	$15.63	to	$14.82	$2,264	1.06%	1.30%	to	2.00%	(3.46)%	to	(4.08)%
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30%	to	2.00%	26.09%	to	25.20%
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30%	to	2.00%	(18.01)%	to	(18.66)%

Diversified Balanced Account - Class 1:
2022	1,429	$12.72	to	$11.70	$17,372	2.45%	0.39%	to	1.90%	(15.20)%	to	(16.49)%
2021	1,611	$15.00	to	$14.01	$23,297	2.14%	0.46%	to	1.90%	10.60%		9.03%
2020	1,771	$13.57	to	$12.85	$23,344	2.30%	0.45%	to	1.90%	12.48%	to	10.78%
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46%	to	1.90%	17.93%	to	16.23%
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59%	to	1.90%	(3.55)%	to	(4.95)%

Diversified Balanced Account - Class 2:
2022	39,507	$12.10	to	$17.01	$715,956	2.12%	1.40%	to	2.00%	(16.29)%	to	(16.78)%
2021	44,424	$14.46	to	$20.44	$963,138	1.88%	1.40%	to	2.00%	9.30%	to	8.61%
2020	49,273	$13.23	to	$18.82	$979,709	2.08%	1.40%	to	2.00%	11.05%	to	10.38%
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40%	to	2.00%	16.55%	to	15.91%
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40%	to	2.00%	(4.72)%	to	(5.34)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Balanced Managed Volatility Account - Class 2:
2022	10,707	$11.69	to	$12.68	$141,391	2.67%	0.75%	to	2.00%	(15.29)%	to	(16.30)%
2021	11,703	$13.80	to	$15.15	$184,037	1.72%	0.75%	to	2.00%	9.18%	to	7.75%
2020	12,733	$12.64	to	$14.06	$185,112	1.89%	0.75%	to	2.00%	11.17%	to	9.76%
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75%	to	2.00%	16.62%	to	15.20%
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75%	to	2.00%	(2.50)%	to	(5.12)%

Diversified Balanced Volatility Control Account - Class 2:
2022	18,030			$11.49	$207,131	1.66%			1.40%			(14.95)%
2021	17,008			$13.51	$229,833	1.32%			1.40%			8.51%
2020	14,823			$12.45	$184,530	1.56%			1.40%			7.33%
2019	12,527			$11.60	$145,328	0.95%			1.40%			13.84%
2018	6,572			$10.19	$66,956	0.77%			1.40%			(5.03)%

Diversified Growth Account - Class 2:
2022	146,105	$12.98	to	$19.82	$3,045,205	2.07%	1.40%	to	2.00%	(16.84)%	to	(17.35)%
2021	157,551	$15.61	to	$23.98	$3,973,661	1.74%	1.40%	to	2.00%	13.18%	to	12.53%
2020	172,151	$13.79	to	$21.31	$3,852,816	1.95%	1.40%	to	2.00%	12.17%	to	11.45%
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40%	to	2.00%	19.53%	to	18.83%
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40%	to	2.00%	(5.88)%	to	(6.40)%

Diversified Growth Managed Volatility Account - Class 2:
2022	20,343	$12.24	to	$13.88	$292,924	2.88%	0.75%	to	2.00%	(15.76)%	to	(16.79)%
2021	22,587	$14.53	to	$16.68	$388,997	1.56%	0.75%	to	2.00%	12.81%	to	11.50%
2020	24,558	$12.88	to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%	to	10.81%
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75%	to	2.00%	19.33%	to	17.80%
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75%	to	2.00%	(3.90)%	to	(5.99)%

Diversified Growth Volatility Control - Class 2:
2022	98,089			$12.21	$1,197,194	1.63%			1.40%			(14.97)%
2021	88,928			$14.36	$1,277,225	1.20%			1.40%			12.28%
2020	77,836			$12.79	$995,441	1.54%			1.40%			7.48%
2019	64,303			$11.90	$765,294	0.97%			1.40%			15.87%
2018	37,493			$10.27	$384,857	0.75%			1.40%			(5.87)%

Diversified Income Account - Class 2:
2022	19,642	$11.24	to	$13.02	$254,403	2.10%	1.40%	to	2.00%	(15.73)%	to	(16.22)%
2021	21,020	$13.33	to	$15.54	$326,042	1.85%	1.40%	to	2.00%	5.51%	to	4.79%
2020	21,807	$12.64	to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%	to	9.12%
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%	to	12.87%
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40%	to	2.00%	(3.76)%	to	(4.37)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified International Account - Class 1:
2022	2,862	$4.12	to	$28.28	$75,371	2.60%	0.37%	to	2.00%	(20.33)%	to	(21.60)%
2021	3,079	$5.17	to	$36.07	$102,535	1.29%	0.44%	to	2.00%	9.29%	to	7.58%
2020	3,407	$4.73	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.68%	to	13.85%
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%	to	20.25%
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46%	to	2.00%	(17.88)%	to	(19.17)%

DWS Alternative Asset Allocation VIP - Class B:
2022	20	$11.44	to	$10.43	$221	7.87%	0.75%	to	1.40%	(8.41)%	to	(8.99)%
2021	9	$12.49	to	$11.46	$108	1.56%	0.75%	to	1.40%	11.52%	to	10.72%
2020	5	$11.20	to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%	to	3.92%
2019	4	$10.72	to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%	to	12.67%
2018	4	$9.44	to	$8.84	$37	1.75%	0.75%	to	1.40%	(5.51)%	to	(10.62)%

DWS Equity 500 Index VIP - Class B2:
2022	138	$14.76	to	$18.86	$2,327	0.85%	0.75%	to	1.40%	(19.21)%	to	(19.78)%
2021	148	$18.27	to	$23.51	$3,106	1.10%	0.75%	to	1.40%	26.88%	to	26.06%
2020	171	$14.40	to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%	to	16.05%
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%	to	28.77%
2018	149	$9.51	to	$12.48	$1,691	1.21%	0.75%	to	1.40%	(5.18)%	to	(6.31)%

DWS Small Mid Cap Value VIP - Class B:
2022	120	$10.79	to	$13.63	$1,512	0.47%	0.75%	to	2.00%	(16.74)%	to	(17.79)%
2021	129	$12.96	to	$16.58	$1,968	0.80%	0.75%	to	2.00%	29.08%	to	27.44%
2020	107	$10.04	to	$13.01	$1,307	1.21%	0.75%	to	2.00%	(1.86)%	to	(3.06)%
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75%	to	2.00%	20.07%	to	18.55%
2018	100	$8.52	to	$11.32	$1,084	0.99%	0.75%	to	2.00%	(15.22)%	to	(17.97)%

EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB:
2022	74	$11.86	to	$11.35	$876	1.20%	0.75%	to	2.00%	(21.61)%	to	(22.53)%
2021	61	$15.13	to	$14.65	$916	18.41%	0.75%	to	2.00%	0.27%	to	(0.95)%
2020	12	$15.09	to	$14.79	$181	3.60%	0.75%	to	2.00%	38.06%	to	36.31%
2019 (5)	—	$10.93	to	$10.85	$—	—%	0.75%	to	2.00%	9.30%	to	8.50%

EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB:
2022	34	$12.98	to	$12.42	$444	0.64%	0.75%	to	2.00%	(11.34)%	to	(12.41)%
2021	18	$14.64	to	$14.18	$262	0.81%	0.75%	to	2.00%	24.17%	to	22.66%
2020	11	$11.79	to	$11.56	$131	1.15%	0.75%	to	2.00%	8.46%	to	7.04%
2019 (5)	5	$10.87	to	$10.80	$55	1.76%	0.75%	to	2.00%	8.70%	to	8.00%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB:
2022	40	$13.20	to	$12.63	$515	0.13%	0.75%	to	2.00%	(26.50)%	to	(27.37)%
2021	62	$17.96	to	$17.39	$1,111	—%	0.75%	to	2.00%	10.12%	to	8.76%
2020	6	$16.31	to	$15.99	$93	0.11%	0.75%	to	2.00%	49.09%	to	47.24%
2019 (5)	1	$10.94	to	$10.86	$10	0.27%	0.75%	to	2.00%	9.40%	to	8.60%

EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB:
2022 (17)	45	$12.39	to	$11.85	$555	1.18%	0.75%	to	2.00%	(15.14)%	to	(16.20)%
2021	29	$14.60	to	$14.14	$417	1.35%	0.75%	to	2.00%	22.07%	to	20.65%
2020	26	$11.96	to	$11.72	$316	0.72%	0.75%	to	2.00%	10.13%	to	8.72%
2019 (5)	6	$10.86	to	$10.78	$62	3.05%	0.75%	to	2.00%	8.60%	to	7.80%

EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB:
2022	52	$13.38	to	$12.79	$685	0.63%	0.75%	to	2.00%	(22.70)%	to	(23.69)%
2021	45	$17.31	to	$16.76	$760	0.62%	0.75%	to	2.00%	29.37%	to	27.74%
2020	13	$13.38	to	$13.12	$170	1.61%	0.75%	to	2.00%	19.04%	to	17.56%
2019 (5)	1	$11.24	to	$11.16	$17	1.95%	0.75%	to	2.00%	12.40%	to	11.60%

Equity Income Account - Class 1:
2022	8,037	$3.66	to	$23.38	$170,635	1.88%	0.43%	to	2.00%	(10.87)%	to	(12.27)%
2021	9,091	$115.63	to	$26.65	$221,633	1.97%	0.45%	to	2.00%	21.88%	to	20.05%
2020	10,278	$3.37	to	$22.20	$215,748	2.02%	0.48%	to	2.00%	5.99%	to	4.32%
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56%	to	2.00%	28.47%	to	26.52%
2018	13,701	$69.72	to	$16.82	$215,812	1.73%	0.09%	to	2.00%	—%	to	(6.92)%

Equity Income Account - Class 2:
2022	967	$13.90	to	$17.25	$13,815	1.85%	0.75%	to	1.40%	(11.35)%	to	(11.94)%
2021	799	$15.68	to	$19.59	$13,076	1.94%	0.75%	to	1.40%	21.17%	to	20.41%
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75%	to	1.40%	(3.90)%	to	(6.56)%

Fidelity® VIP Contrafund® Portfolio - Service Class:
2022	680	$42.70	to	$37.39	$29,040	0.39%	1.30%	to	1.90%	(27.33)%	to	(27.78)%
2021	756	$58.76	to	$51.77	$44,413	0.05%	1.30%	to	1.90%	26.07%	to	25.32%
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30%	to	1.90%	(7.71)%	to	(8.25)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	1,929	$14.32	to	$36.05	$48,745	0.26%	0.75%	to	2.00%	(27.05)%	to	(27.93)%
2021	1,907	$19.63	to	$50.02	$70,397	0.03%	0.75%	to	2.00%	26.56%	to	24.99%
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75%	to	2.00%	(8.08)%	to	(8.49)%

Fidelity® VIP Energy Portfolio - Service Class 2:
2022 (10)	169	$9.78	to	$9.71	$1,654	4.89%	0.75%	to	2.00%	(2.30)%	to	(3.00)%

Fidelity® VIP Equity-Income Portfolio - Service Class 2:
2022	805	$29.78	to	$26.07	$23,853	1.63%	1.30%	to	2.00%	(6.47)%	to	(7.09)%
2021	959	$31.84	to	$28.06	$30,400	1.65%	1.30%	to	2.00%	22.98%	to	22.11%
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30%	to	2.00%	(9.70)%	to	(10.34)%

Fidelity® VIP Freedom 2020 Portfolio - Service Class 2:
2022	177	$11.08	to	$10.83	$1,957	1.86%	0.75%	to	1.40%	(16.63)%	to	(17.14)%
2021	192	$13.29	to	$13.07	$2,555	1.17%	0.75%	to	1.40%	8.49%	to	7.75%
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (5)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity® VIP Freedom 2030 Portfolio - Service Class 2:
2022	236	$11.57	to	$11.31	$2,732	1.68%	0.75%	to	1.40%	(17.71)%	to	(18.22)%
2021	224	$14.06	to	$13.83	$3,145	1.22%	0.75%	to	1.40%	11.23%	to	10.55%
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (5)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Fidelity® VIP Freedom 2040 Portfolio - Service Class 2:
2022	181	$12.37	to	$12.09	$2,239	1.44%	0.75%	to	1.40%	(19.04)%	to	(19.56)%
2021	173	$15.28	to	$15.03	$2,642	0.88%	0.75%	to	1.40%	16.64%	to	15.88%
2020	107	$13.10	to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%	to	17.38%
2019 (5)	65	$11.09	to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%	to	10.50%

Fidelity® VIP Freedom 2050 Portfolio - Service Class 2:
2022	76	$12.37	to	$12.09	$940	1.44%	0.75%	to	1.40%	(19.10)%	to	(19.61)%
2021	107	$15.29	to	$15.04	$1,636	1.05%	0.75%	to	1.40%	16.63%	to	15.87%
2020	34	$13.11	to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%	to	17.36%
2019 (5)	16	$11.10	to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%	to	10.60%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity® VIP Government Money Market Portfolio - Initial Class:
2022	8,714	$1.03	to	$9.27	$41,297	1.50%	0.44%	to	2.00%	1.02%	to	(0.64)%
2021	8,089	$1.02	to	$9.33	$31,672	0.01%	0.44%	to	2.00%	(0.41)%	to	(1.89)%
2020	9,086	$1.03	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(0.10)%	to	(1.76)%
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%	to	—%
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37%	to	2.00%	1.21%	to	(0.31)%

Fidelity® VIP Government Money Market Portfolio - Service Class 2:
2022	3,689	$10.08	to	$9.55	$36,670	1.50%	0.75%	to	1.40%	0.50%	to	(0.21)%
2021	1,975	$10.03	to	$9.56	$19,569	0.01%	0.75%	to	1.40%	(0.69)%	to	(1.32)%
2020	1,445	$10.10	to	$9.70	$14,427	0.19%	0.75%	to	1.40%	(0.59)%	to	(1.20)%
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%	to	0.40%
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75%	to	1.40%	0.50%	to	(0.10)%

Fidelity® VIP Growth Portfolio - Service Class:
2022	383	$34.33	to	$30.06	$13,140	0.52%	1.30%	to	1.90%	(25.50)%	to	(25.94)%
2021	437	$46.08	to	$40.59	$20,127	—%	1.30%	to	1.90%	21.52%	to	20.77%
2020	489	$37.92	to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%	to	41.04%
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%	to	31.66%
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30%	to	1.90%	(1.56)%	to	(2.16)%

Fidelity® VIP Growth Portfolio - Service Class 2:
2022	234	$45.65	to	$40.88	$10,667	0.37%	1.40%	to	2.00%	(25.69)%	to	(26.14)%
2021	260	$61.43	to	$55.35	$15,814	—%	1.40%	to	2.00%	21.21%	to	20.48%
2020	301	$50.68	to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%	to	40.70%
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%	to	31.34%
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40%	to	2.00%	(1.85)%	to	(2.43)%

Fidelity® VIP Health Care Portfolio - Service Class 2:
2022 (10)	31	$10.86	to	$10.78	$338	—%	0.75%	to	2.00%	9.15%	to	8.45%

Fidelity® VIP Mid Cap Portfolio - Service Class:
2022	7			$17.49	$117	0.41%			0.95%			(15.67)%
2021	7			$20.74	$138	0.52%			0.95%			24.34%
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%
2018	7			$11.68	$78	0.40%			0.95%			(15.42)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	1,027	$12.64	to	$36.33	$23,492	0.26%	0.75%	to	2.00%	(15.62)%	to	(16.66)%
2021	1,095	$14.98	to	$43.59	$31,247	0.36%	0.75%	to	2.00%	24.42%	to	22.82%
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75%	to	2.00%	(15.88)%	to	(16.48)%

Fidelity® VIP Overseas Portfolio - Service Class 2:
2022	1,010	$10.87	to	$18.40	$18,603	0.86%	0.75%	to	2.00%	(25.29)%	to	(26.16)%
2021	998	$14.55	to	$24.92	$24,906	0.32%	0.75%	to	2.00%	18.49%	to	17.00%
2020	1,099	$12.28	to	$21.30	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75%	to	2.00%	(14.79)%	to	(16.79)%

Franklin Global Real Estate VIP Fund - Class 2:
2022	163	$10.00	to	$9.32	$1,643	2.42%	0.75%	to	2.00%	(26.63)%	to	(27.53)%
2021	154	$13.63	to	$12.86	$2,132	0.89%	0.75%	to	2.00%	25.85%	to	24.37%
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75%	to	2.00%	(5.38)%	to	(8.64)%

Franklin Income VIP Fund - Class 4:
2022	398	$11.72	to	$11.38	$4,659	4.91%	0.75%	to	1.40%	(6.31)%	to	(6.95)%
2021	293	$12.51	to	$12.23	$3,671	4.25%	0.75%	to	1.40%	15.73%	to	15.05%
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%
2018 (4)	9	$9.40	to	$9.37	$87	—%	0.75%	to	1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Fund - Class 4:
2022	445	$15.86	to	$19.93	$7,288	0.78%	0.75%	to	1.40%	(11.35)%	to	(11.89)%
2021	390	$17.89	to	$22.62	$7,326	0.79%	0.75%	to	1.40%	25.63%	to	24.83%
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75%	to	1.40%	(3.50)%	to	(6.53)%

Franklin Small Cap Value VIP Fund - Class 2:
2022	98	$29.49	to	$27.02	$2,868	0.99%	1.30%	to	2.00%	(11.23)%	to	(11.84)%
2021	118	$33.22	to	$30.65	$3,856	1.05%	1.30%	to	2.00%	23.72%	to	22.85%
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30%	to	2.00%	(14.02)%	to	(14.60)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Franklin U.S. Government Securities VIP Fund - Class 2:
2022	255	$9.14	to	$8.93	$2,330	2.28%	0.75%	to	1.40%	(10.39)%	to	(10.97)%
2021	240	$10.20	to	$10.03	$2,444	2.44%	0.75%	to	1.40%	(2.58)%	to	(3.19)%
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (5)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Global Emerging Markets Account - Class 1:
2022 (14)	1,115	$4.00	to	$28.46	$28,639	1.57%	0.40%	to	2.00%	(22.98)%	to	(24.19)%
2021	1,178	$5.19	to	$37.54	$39,901	0.43%	0.45%	to	2.00%	0.16%	to	(1.42)%
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.73%	to	16.85%
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%	to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48%	to	2.00%	(21.36)%	to	(22.59)%

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares:
2022	262	$37.75	to	$33.49	$9,777	0.66%	1.30%	to	2.00%	(11.16)%	to	(11.78)%
2021	304	$42.49	to	$37.96	$12,777	0.45%	1.30%	to	2.00%	29.27%	to	28.37%
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30%	to	2.00%	(11.62)%	to	(12.24)%

Goldman Sachs VIT Mid Cap Value Fund - Service Shares:
2022	189	$14.56	to	$15.45	$2,802	0.46%	0.75%	to	1.40%	(10.89)%	to	(11.46)%
2021	159	$16.34	to	$17.45	$2,649	0.23%	0.75%	to	1.40%	29.58%	to	28.69%
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75%	to	1.40%	(9.71)%	to	(12.01)%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares:
2022	61	$10.41	to	$9.46	$635	3.53%	0.75%	to	1.40%	(7.30)%	to	(7.89)%
2021	54	$11.23	to	$10.27	$604	1.88%	0.75%	to	1.40%	4.08%	to	3.42%
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75%	to	1.40%	(5.61)%	to	(8.25)%

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares :
2022	150	$27.54	to	$24.44	$4,091	0.30%	1.30%	to	2.00%	(20.43)%	to	(20.96)%
2021	177	$34.61	to	$30.92	$6,058	0.46%	1.30%	to	2.00%	22.17%	to	21.30%
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30%	to	2.00%	(9.80)%	to	(10.43)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares:
2022	79	$11.49	to	$15.45	$950	0.09%	0.75%	to	1.40%	(20.26)%	to	(20.77)%
2021	81	$14.41	to	$19.50	$1,225	0.29%	0.75%	to	1.40%	22.53%	to	21.80%
2020	53	$11.76	to	$16.01	$673	—%	0.75%	to	1.40%	7.59%	to	6.88%
2019	52	$10.93	to	$14.98	$627	0.27%	0.75%	to	1.40%	23.64%	to	22.79%
2018	33	$8.84	to	$12.20	$337	0.28%	0.75%	to	1.40%	(11.95)%	to	(10.10)%

Government & High Quality Bond Account - Class 1:
2022	5,669	$2.71	to	$9.98	$54,321	1.37%	0.39%	to	2.00%	(12.17)%	to	(13.59)%
2021	6,567	$3.08	to	$11.55	$73,054	2.25%	0.45%	to	2.00%	(1.74)%	to	(3.27)%
2020	7,184	$3.14	to	$11.94	$81,574	2.57%	0.41%	to	2.00%	2.44%	to	0.84%
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40%	to	2.00%	6.01%	to	4.32%
2018	7,616	$2.89	to	$11.35	$83,790	3.77%	0.39%	to	2.00%	0.49%	to	(1.05)%

Guggenheim VFT Floating Rate Strategies - Series F:
2022	485	$10.35	to	$10.25	$5,108	2.49%	0.75%	to	2.00%	(1.62)%	to	(2.84)%
2021	325	$10.52	to	$10.55	$3,509	2.45%	0.75%	to	2.00%	1.74%	to	0.48%
2020	268	$10.34	to	$10.50	$2,876	5.91%	0.75%	to	2.00%	(0.67)%	to	(1.96)%
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75%	to	2.00%	6.77%	to	5.52%
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75%	to	2.00%	(2.50)%	to	(2.78)%

Guggenheim VIF Global Managed Futures Strategy Fund:
2022	162	$10.99	to	$8.78	$1,547	3.65%	0.75%	to	2.00%	10.45%	to	9.07%
2021	19	$9.95	to	$8.05	$181	—%	0.75%	to	2.00%	0.20%	to	(1.11)%
2020	20	$9.93	to	$8.14	$187	3.99%	0.75%	to	2.00%	1.74%	to	0.62%
2019	19	$9.76	to	$8.09	$178	0.98%	0.75%	to	2.00%	7.37%	to	6.03%
2018	21	$9.09	to	$7.63	$182	—%	0.75%	to	2.00%	(8.83)%	to	(10.86)%

Guggenheim VIF Long Short Equity Fund:
2022	26	$10.47	to	$10.11	$277	0.46%	0.75%	to	2.00%	(15.02)%	to	(16.03)%
2021	24	$12.32	to	$12.04	$305	0.64%	0.75%	to	2.00%	22.83%	to	21.25%
2020	20	$10.03	to	$9.93	$207	0.92%	0.75%	to	2.00%	4.15%	to	2.90%
2019	15	$9.63	to	$9.65	$144	0.61%	0.75%	to	2.00%	4.79%	to	3.43%
2018	21	$9.19	to	$9.33	$203	—%	0.75%	to	2.00%	(7.64)%	to	(14.64)%

Guggenheim VIF Multi-Hedge Strategies Fund:
2022	78	$11.14	to	$9.98	$834	1.22%	0.75%	to	2.00%	(4.13)%	to	(5.31)%
2021	63	$11.62	to	$10.54	$711	—%	0.75%	to	2.00%	7.29%	to	5.93%
2020	57	$10.83	to	$9.95	$594	1.36%	0.75%	to	2.00%	6.59%	to	5.29%
2019	57	$10.16	to	$9.45	$559	2.35%	0.75%	to	2.00%	4.21%	to	2.94%
2018	57	$9.75	to	$9.18	$539	—%	0.75%	to	2.00%	(2.11)%	to	(6.99)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco V.I. American Franchise Fund - Series I Shares:
2022	131	$25.55	to	$23.97	$3,358	—%	1.30%	to	1.90%	(32.01)%	to	(32.40)%
2021	139	$37.58	to	$35.46	$5,221	—%	1.30%	to	1.90%	10.50%	to	9.82%
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%	to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%	to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30%	to	1.90%	(4.88)%	to	(5.43)%

Invesco V.I. American Value Fund - Series I Shares:
2022	308	$10.03	to	$9.93	$3,084	0.74%	1.40%	to	2.00%	(4.02)%	to	(4.52)%
2021 (8)	374	$10.45	to	$10.40	$3,909	0.58%	1.40%	to	2.00%	4.50%	to	4.00%

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares:
2022	93	$10.66	to	$11.61	$1,010	7.97%	0.75%	to	1.40%	(15.13)%	to	(15.69)%
2021	72	$12.56	to	$13.77	$928	3.36%	0.75%	to	1.40%	8.46%	to	7.75%
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%	to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%	to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75%	to	1.40%	(6.71)%	to	(7.96)%

Invesco V.I. Core Equity Fund - Series I Shares:
2022	482	$22.46	to	$19.67	$10,837	0.90%	1.30%	to	1.90%	(21.58)%	to	(22.04)%
2021	539	$28.64	to	$25.23	$15,437	0.66%	1.30%	to	1.90%	26.11%	to	25.34%
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%	to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%	to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30%	to	1.90%	(10.59)%	to	(11.11)%

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares:
2022	62	$11.91	to	$11.72	$739	—%	1.30%	to	1.90%	(31.86)%	to	(32.25)%
2021	64	$17.48	to	$17.30	$1,126	—%	1.30%	to	1.90%	17.55%	to	16.81%
2020 (6)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%	to	46.49%

Invesco V.I. EQV International Equity Fund - Series I Shares:
2022 (15)	367	$12.79	to	$11.72	$4,696	1.73%	1.40%	to	2.00%	(19.46)%	to	(19.89)%
2021	387	$15.88	to	$14.63	$6,123	1.27%	1.40%	to	2.00%	4.40%	to	3.76%
2020	440	$15.21	to	$14.10	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40%	to	2.00%	(16.18)%	to	(16.65)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco V.I. EQV International Equity Fund - Series II Shares:
2022 (16)	263	$10.47	to	$10.85	$2,790	1.52%	0.75%	to	1.40%	(19.15)%	to	(19.63)%
2021	228	$12.95	to	$13.50	$3,001	1.09%	0.75%	to	1.40%	4.86%	to	4.17%
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%
2018	94	$8.60	to	$9.14	$861	1.97%	0.75%	to	1.40%	(13.48)%	to	(16.38)%

Invesco V.I. Health Care Fund - Series I Shares:
2022	206	$31.97	to	$14.88	$5,707	—%	1.30%	to	2.00%	(14.45)%	to	(15.02)%
2021	225	$37.37	to	$17.51	$7,332	0.20%	1.30%	to	2.00%	10.86%	to	10.06%
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30%	to	2.00%	(0.39)%	to	(1.09)%

Invesco V.I. Health Care Fund - Series II Shares:
2022	457	$14.47	to	$14.27	$6,626	—%	0.75%	to	1.40%	(14.18)%	to	(14.76)%
2021	492	$16.86	to	$16.74	$8,308	—%	0.75%	to	1.40%	11.21%	to	10.50%
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75%	to	1.40%	1.49%	to	(0.77)%

Invesco V.I. Main Street Small Cap Fund - Series II Shares:
2022	18	$19.98	to	$18.86	$354	0.25%	1.30%	to	1.90%	(17.13)%	to	(17.64)%
2021	20	$24.11	to	$22.90	$487	0.18%	1.30%	to	1.90%	20.67%	to	19.96%
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30%	to	1.90%	(11.70)%	to	(12.22)%

Invesco V.I. Small Cap Equity Fund - Series I Shares:
2022	144	$32.81	to	$29.11	$4,693	—%	1.30%	to	2.00%	(21.53)%	to	(22.08)%
2021	163	$41.81	to	$37.36	$6,720	0.16%	1.30%	to	2.00%	18.85%	to	18.04%
2020	188	$35.18	to	$31.65	$6,541	0.35%	1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%	1.30%	to	2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%	1.30%	to	2.00%	(16.16)%	to	(16.77)%

Invesco V.I. Technology Fund - Series I Shares:
2022	126	$16.09	to	$14.13	$2,027	—%	1.30%	to	1.90%	(40.71)%	to	(41.08)%
2021	135	$27.14	to	$23.98	$3,677	—%	1.30%	to	1.90%	12.94%	to	12.27%
2020	159	$24.03	to	$21.36	$3,827	—%	1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.90	$3,038	—%	1.30%	to	1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%	1.30%	to	1.90%	(1.82)%	to	(2.27)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Janus Henderson Balanced Portfolio - Service Shares:
2022	555	$9.07	to	$8.97	$5,025	1.22%	0.75%	to	1.40%	(17.17)%	to	(17.78)%
2021 (9)	418	$10.95	to	$10.91	$4,581	0.75%	0.75%	to	1.40%	9.61%	to	9.21%

Janus Henderson Enterprise Portfolio - Service Shares:
2022	261	$30.82	to	$26.99	$8,039	0.27%	1.30%	to	1.90%	(17.24)%	to	(17.74)%
2021	278	$37.24	to	$32.81	$10,355	0.24%	1.30%	to	1.90%	15.04%	to	14.36%
2020	314	$32.37	to	$28.69	$10,153	0.04%	1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30%	to	1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30%	to	1.90%	(1.95)%	to	(2.53)%

Janus Henderson Flexible Bond Portfolio - Service Shares:
2022	833	$10.00	to	$9.15	$8,223	2.19%	0.75%	to	2.00%	(14.60)%	to	(15.59)%
2021	803	$11.71	to	$10.84	$9,275	2.33%	0.75%	to	2.00%	(1.84)%	to	(3.04)%
2020	624	$11.93	to	$11.18	$7,338	2.47%	0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75%	to	2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75%	to	2.00%	0.70%	to	(3.30)%

Janus Henderson Global Sustainable Equity Portfolio - Service Shares:
2022 (10)	5	$9.31	to	$9.24	$46	1.58%	0.75%	to	2.00%	(7.27)%	to	(7.97)%

Janus Henderson Global Technology and Innovation Portfolio - Service Shares:
2022	352	$12.72	to	$12.43	$4,473	—%	0.75%	to	1.40%	(37.59)%	to	(38.00)%
2021	397	$20.38	to	$20.05	$8,082	0.62%	0.75%	to	1.40%	16.86%	to	16.10%
2020	189	$17.44	to	$17.27	$3,300	—%	0.75%	to	1.40%	49.57%	to	48.62%
2019 (5)	30	$11.66	to	$11.62	$348	—%	0.75%	to	1.40%	16.60%	to	16.20%

LargeCap Growth Account I - Class 1:
2022	2,646	$4.46	to	$95.59	$126,043	—%	0.41%	to	2.00%	(34.43)%	to	(35.46)%
2021	2,861	$6.80	to	$148.11	$210,317	—%	0.50%	to	2.00%	21.38%	to	19.48%
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.63%	to	33.49%
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%	to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61%	to	2.00%	3.16%	to	1.55%

LargeCap S&P 500 Index Account - Class 1:
2022	3,260	$4.09	to	$26.71	$83,768	1.28%	0.40%	to	2.00%	(18.67)%	to	(19.96)%
2021	3,460	$5.03	to	$33.37	$115,616	1.37%	0.38%	to	2.00%	27.80%	to	25.78%
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.58%	to	15.75%
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%	to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47%	to	2.00%	(4.98)%	to	(6.45)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

LargeCap S&P 500 Index Account - Class 2:
2022	2,783	$14.84	to	$18.02	$42,043	1.15%	0.75%	to	1.40%	(19.13)%	to	(19.66)%
2021	2,485	$18.35	to	$22.43	$46,636	1.34%	0.75%	to	1.40%	27.08%	to	26.22%
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%	to	16.14%
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75%	to	1.40%	29.73%	to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75%	to	1.40%	(4.99)%	to	(6.25)%

MFS® International Intrinsic Value Portfolio - Service Class:
2022	589	$11.20	to	$12.40	$7,133	0.52%	0.75%	to	2.00%	(24.27)%	to	(25.26)%
2021	661	$14.79	to	$16.59	$10,791	0.14%	0.75%	to	2.00%	9.39%	to	8.08%
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%	to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%	to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75%	to	2.00%	(8.93)%	to	(11.46)%

MFS® New Discovery Series - Service Class:
2022	369	$13.15	to	$17.61	$5,306	—%	0.75%	to	2.00%	(30.50)%	to	(31.37)%
2021	378	$18.92	to	$25.66	$7,907	—%	0.75%	to	2.00%	0.80%	to	(0.47)%
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%	to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%	to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75%	to	2.00%	(7.67)%	to	(3.62)%

MFS® Utilities Series - Service Class:
2022	829	$14.62	to	$30.71	$17,010	2.26%	0.75%	to	2.00%	(0.27)%	to	(1.51)%
2021	747	$14.66	to	$31.18	$16,806	1.55%	0.75%	to	2.00%	12.94%	to	11.56%
2020	686	$12.98	to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%	to	3.52%
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75%	to	2.00%	23.92%	to	22.34%
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75%	to	2.00%	(0.10)%	to	(1.21)%

MFS® Value Series - Service Class:
2022	111	$36.33	to	$33.48	$4,011	1.15%	1.40%	to	2.00%	(7.44)%	to	(8.00)%
2021	113	$39.25	to	$36.39	$4,416	1.11%	1.40%	to	2.00%	23.39%	to	22.69%
2020	135	$31.81	to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%	to	1.16%
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%	to	26.93%
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40%	to	2.00%	(11.60)%	to	(12.13)%

MidCap Account - Class 1:
2022	1,991	$19.72	to	$137.48	$254,820	0.19%	0.39%	to	2.00%	(23.30)%	to	(24.50)%
2021	2,177	$25.70	to	$182.09	$369,568	0.13%	0.44%	to	2.00%	25.00%	to	23.04%
2020	2,483	$20.56	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.84%	to	15.98%
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42%	to	2.00%	42.50%	to	40.27%
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45%	to	2.00%	(6.94)%	to	(8.41)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

MidCap Account - Class 2:
2022	1,296	$11.08	to	$10.89	$14,344	—%	0.75%	to	1.40%	(23.74)%	to	(24.27)%
2021	916	$14.53	to	$14.38	$13,299	—%	0.75%	to	1.40%	24.29%	to	23.43%
2020 (7)	305	$11.69	to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%	to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S:
2022	199	$13.17	to	$15.00	$2,914	—%	0.75%	to	2.00%	(29.35)%	to	(30.23)%
2021	223	$18.64	to	$21.50	$4,639	—%	0.75%	to	2.00%	11.88%	to	10.48%
2020	233	$16.66	to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%	to	36.95%
2019	252	$12.02	to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%	to	29.89%
2018	223	$9.14	to	$10.94	$2,453	—%	0.75%	to	2.00%	(9.05)%	to	(8.45)%

Neuberger Berman AMT Sustainable Equity Portfolio - Class I:
2022	135	$34.96	to	$31.31	$4,699	0.43%	1.40%	to	2.00%	(19.58)%	to	(20.07)%
2021	161	$43.47	to	$39.17	$6,993	0.37%	1.40%	to	2.00%	21.76%	to	21.04%
2020	186	$35.70	to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%	to	17.20%
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%	to	23.37%
2018	132	$24.40	to	$22.38	$3,205	0.46%	1.40%	to	2.00%	(7.01)%	to	(7.60)%

Neuberger Berman AMT Sustainable Equity Portfolio - Class S:
2022	15	$12.92	to	$12.54	$194	0.14%	0.75%	to	1.40%	(19.25)%	to	(19.77)%
2021	6	$16.00	to	$15.63	$99	0.20%	0.75%	to	1.40%	22.23%	to	21.45%
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%
2018 (4)	—	$8.87	to	$8.84	$2	0.97%	0.75%	to	1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Portfolio - Administrative Class:
2022	93	$17.58	to	$16.19	$1,634	7.76%	1.40%	to	2.00%	(13.06)%	to	(13.61)%
2021	115	$20.22	to	$18.74	$2,317	11.14%	1.40%	to	2.00%	14.63%	to	13.92%
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40%	to	2.00%	(6.71)%	to	(7.26)%

PIMCO All Asset Portfolio - Advisor Class:
2022	28	$11.24	to	$11.84	$319	7.83%	0.75%	to	1.40%	(12.53)%	to	(13.13)%
2021	20	$12.85	to	$13.63	$265	10.82%	0.75%	to	1.40%	15.25%	to	14.44%
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75%	to	1.40%	(5.72)%	to	(6.70)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

PIMCO Commodity Real Return Strategy Portfolio - Class M:
2022	68	$13.12	to	$10.59	$851	19.65%	0.75%	to	1.40%	7.54%	to	6.97%
2021	38	$12.20	to	$9.90	$423	5.25%	0.75%	to	1.40%	31.75%	to	30.95%
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75%	to	1.40%	(15.86)%	to	(15.59)%

PIMCO Emerging Markets Bond Portfolio - Administrative Class:
2022	91	$8.21	to	$8.13	$749	4.82%	0.75%	to	1.40%	(16.40)%	to	(16.87)%
2021 (9)	30	$9.82	to	$9.78	$293	3.86%	0.75%	to	1.40%	(1.80)%	to	(2.20)%

PIMCO High Yield Portfolio - Administrative Class:
2022	1,523	$10.70	to	$14.85	$19,820	5.07%	0.75%	to	2.00%	(10.98)%	to	(12.03)%
2021	1,558	$12.02	to	$16.88	$23,370	4.43%	0.75%	to	2.00%	2.91%	to	1.56%
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75%	to	2.00%	(2.20)%	to	(4.55)%

PIMCO Low Duration Portfolio - Advisor Class:
2022	560	$9.70	to	$8.76	$5,406	1.61%	0.75%	to	2.00%	(6.55)%	to	(7.69)%
2021	475	$10.38	to	$9.49	$4,901	0.43%	0.75%	to	2.00%	(1.70)%	to	(2.97)%
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75%	to	2.00%	0.40%	to	(1.75)%

PIMCO Total Return Portfolio - Administrative Class:
2022	2,364	$9.77	to	$11.08	$25,160	2.63%	0.75%	to	2.00%	(14.97)%	to	(16.06)%
2021	2,381	$11.49	to	$13.20	$30,375	1.82%	0.75%	to	2.00%	(1.96)%	to	(3.15)%
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75%	to	2.00%	1.30%	to	(2.51)%

Principal Capital Appreciation Account - Class 1:
2022	2,869	$33.38	to	$28.58	$72,828	0.80%	0.95%	to	2.00%	(17.21)%	to	(18.06)%
2021	3,265	$40.32	to	$34.88	$101,112	0.83%	0.95%	to	2.00%	26.63%	to	25.29%
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95%	to	2.00%	(4.36)%	to	(5.34)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal Capital Appreciation Account - Class 2:
2022	719	$15.60	to	$19.75	$11,416	0.64%	0.75%	to	1.40%	(17.24)%	to	(17.74)%
2021	664	$18.85	to	$24.01	$12,808	0.77%	0.75%	to	1.40%	26.60%	to	25.71%
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75%	to	1.40%	(3.69)%	to	(4.92)%

Principal LifeTime 2010 Account - Class 1:
2022	575	$16.33	to	$15.96	$10,222	2.78%	0.95%	to	2.00%	(14.05)%	to	(14.93)%
2021	690	$19.00	to	$18.76	$14,299	1.65%	0.95%	to	2.00%	4.97%	to	3.82%
2020	813	$18.10	to	$18.07	$16,135	2.50%	0.95%	to	2.00%	10.30%	to	9.18%
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95%	to	2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95%	to	2.00%	(4.79)%	to	(5.79)%

Principal LifeTime 2020 Account - Class 1:
2022	2,612	$11.06	to	$19.10	$54,254	3.21%	0.75%	to	2.00%	(15.05)%	to	(16.08)%
2021	3,069	$13.02	to	$22.76	$75,498	1.62%	0.75%	to	2.00%	8.41%	to	7.01%
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95%	to	2.00%	(6.28)%	to	(7.31)%

Principal LifeTime 2030 Account - Class 1:
2022	1,875	$11.50	to	$20.49	$40,826	2.79%	0.75%	to	2.00%	(17.44)%	to	(18.50)%
2021	2,228	$13.93	to	$25.14	$59,023	1.33%	0.75%	to	2.00%	11.98%	to	10.55%
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95%	to	2.00%	(7.90)%	to	(8.95)%

Principal LifeTime 2040 Account - Class 1:
2022	480	$11.84	to	$22.40	$11,034	3.13%	0.75%	to	2.00%	(18.68)%	to	(19.71)%
2021	571	$14.56	to	$27.90	$16,396	1.26%	0.75%	to	2.00%	14.38%	to	13.00%
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95%	to	2.00%	(8.69)%	to	(9.67)%

Principal LifeTime 2050 Account - Class 1:
2022	344	$12.05	to	$23.20	$7,892	3.49%	0.75%	to	2.00%	(19.40)%	to	(20.41)%
2021	413	$14.95	to	$29.15	$11,674	1.10%	0.75%	to	2.00%	16.16%	to	14.72%
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95%	to	2.00%	(9.48)%	to	(10.43)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal LifeTime Strategic Income Account - Class 1:
2022	399	$14.57	to	$13.85	$6,181	3.21%	0.95%	to	2.00%	(13.89)%	to	(14.82)%
2021	508	$16.92	to	$16.26	$9,167	1.84%	0.95%	to	2.00%	3.55%	to	2.46%
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95%	to	2.00%	(3.93)%	to	(4.93)%

U.S. LargeCap Buffer January Account - Class 2:
2022 (13)	2,560	$10.00	to	$10.00	$25,599	—%	0.75%	to	2.00%	—%	to	—%

U.S. LargeCap Buffer July Account - Class 2:
2022 (11)	2,485	$10.15	to	$10.09	$25,218	0.65%	0.75%	to	2.00%	1.50%	to	0.90%

U.S. LargeCap Buffer October Account - Class 2:
2022 (12)	1,610	$10.51	to	$10.48	$16,910	0.58%	0.75%	to	2.00%	5.10%	to	4.80%

Real Estate Securities Account - Class 1:
2022	662	$7.20	to	$62.26	$44,771	1.22%	0.45%	to	2.00%	(25.72)%	to	(26.89)%
2021	746	$9.69	to	$85.16	$68,805	1.42%	0.36%	to	2.00%	39.85%	to	37.67%
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(3.83)%	to	(5.34)%
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%	to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39%	to	2.00%	(4.62)%	to	(6.12)%

Real Estate Securities Account - Class 2:
2022	707	$12.71	to	$15.28	$9,161	1.06%	0.75%	to	1.40%	(26.10)%	to	(26.61)%
2021	645	$17.20	to	$20.82	$11,375	1.27%	0.75%	to	1.40%	39.05%	to	38.06%
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%	to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%	to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75%	to	1.40%	(1.39)%	to	(5.82)%

Rydex VIF Basic Materials Fund:
2022	49	$13.43	to	$14.80	$674	0.55%	0.75%	to	1.40%	(10.29)%	to	(10.90)%
2021	51	$14.97	to	$16.61	$799	0.58%	0.75%	to	1.40%	22.00%	to	21.24%
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%	to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%	to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75%	to	1.40%	(14.04)%	to	(18.57)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Rydex V.I. Commodities Strategy Fund:
2022	263	$11.71	to	$8.32	$2,634	6.11%	0.75%	to	2.00%	21.98%	to	20.41%
2021	158	$9.60	to	$6.91	$1,262	—%	0.75%	to	2.00%	38.53%	to	36.83%
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%	to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%	to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75%	to	2.00%	(20.36)%	to	(16.78)%

Rydex V.I. NASDAQ-100® Fund:
2022	564	$15.09	to	$22.26	$8,927	—%	0.75%	to	1.40%	(34.62)%	to	(35.05)%
2021	583	$23.08	to	$34.27	$14,217	—%	0.75%	to	1.40%	24.62%	to	23.76%
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%	to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%	to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75%	to	1.40%	(6.32)%	to	(3.17)%

SAM Balanced Account Class - 1:
2022	16,624	$2.89	to	$16.84	$304,355	2.36%	0.43%	to	2.00%	(16.50)%	to	(17.81)%
2021	18,731	$3.46	to	$20.49	$414,419	1.54%	0.42%	to	2.00%	13.26%	to	11.48%
2020	20,936	$3.05	to	$18.38	$414,619	2.20%	0.38%	to	2.00%	10.81%	to	9.08%
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39%	to	2.00%	19.50%	to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75%	to	2.00%	(5.44)%	to	(6.89)%

SAM Balanced Account Class - 2:
2022	3,034	$11.60	to	$12.99	$36,044	2.23%	0.75%	to	1.40%	(16.91)%	to	(17.42)%
2021	2,698	$13.96	to	$15.73	$38,820	1.43%	0.75%	to	1.40%	12.58%	to	11.80%
2020	2,128	$12.40	to	$14.07	$27,483	1.99%	0.75%	to	1.40%	10.12%	to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75%	to	1.40%	18.78%	to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75%	to	1.40%	(5.11)%	to	(6.60)%

SAM Conservative Balanced Account Class - 1:
2022	4,113	$17.84	to	$15.27	$69,026	2.39%	0.95%	to	2.00%	(15.25)%	to	(16.19)%
2021	4,796	$21.05	to	$18.22	$95,296	1.81%	0.95%	to	2.00%	8.67%	to	7.56%
2020	5,387	$19.37	to	$16.94	$98,902	2.36%	0.95%	to	2.00%	8.58%	to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95%	to	2.00%	14.73%	to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95%	to	2.00%	(4.37)%	to	(5.45)%

SAM Conservative Balanced Account Class - 2:
2022	1,288	$11.04	to	$11.90	$14,447	2.31%	0.75%	to	1.40%	(15.34)%	to	(15.84)%
2021	1,244	$13.04	to	$14.14	$16,588	1.76%	0.75%	to	1.40%	8.67%	to	7.94%
2020	1,055	$12.00	to	$13.10	$13,091	2.34%	0.75%	to	1.40%	8.40%	to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75%	to	1.40%	14.83%	to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75%	to	1.40%	(3.50)%	to	(5.16)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Conservative Growth Account Class - 1:
2022	3,175	$20.95	to	$17.94	$62,649	2.07%	0.95%	to	2.00%	(18.58)%	to	(19.41)%
2021	3,602	$25.73	to	$22.26	$87,461	1.18%	0.95%	to	2.00%	16.64%	to	15.40%
2020	4,184	$22.06	to	$19.29	$87,397	1.87%	0.95%	to	2.00%	11.87%	to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95%	to	2.00%	22.87%	to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95%	to	2.00%	(7.49)%	to	(8.49)%

SAM Conservative Growth Account Class - 2:
2022	1,896	$12.10	to	$14.14	$23,966	1.86%	0.75%	to	1.40%	(18.63)%	to	(19.11)%
2021	1,903	$14.87	to	$17.48	$29,663	1.08%	0.75%	to	1.40%	16.63%	to	15.84%
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75%	to	1.40%	(7.01)%	to	(8.09)%

SAM Flexible Income Account Class - 1:
2022	4,666	$16.81	to	$14.39	$73,943	2.83%	0.95%	to	2.00%	(13.93)%	to	(14.85)%
2021	5,790	$19.53	to	$16.90	$106,960	2.31%	0.95%	to	2.00%	5.85%	to	4.77%
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95%	to	2.00%	(2.89)%	to	(3.89)%

SAM Flexible Income Account Class - 2:
2022	2,346	$10.65	to	$11.12	$25,199	2.61%	0.75%	to	1.40%	(14.04)%	to	(14.59)%
2021	2,650	$12.39	to	$13.02	$33,155	2.40%	0.75%	to	1.40%	5.81%	to	5.17%
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75%	to	1.40%	(1.50)%	to	(3.57)%

SAM Strategic Growth Account Class - 1:
2022	1,934	$21.80	to	$18.67	$39,556	2.14%	0.95%	to	2.00%	(19.56)%	to	(20.38)%
2021	2,186	$27.10	to	$23.45	$55,573	0.95%	0.95%	to	2.00%	18.70%	to	17.48%
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95%	to	2.00%	(9.44)%	to	(10.46)%

SAM Strategic Growth Account Class - 2:
2022	1,330	$12.50	to	$14.76	$17,165	1.94%	0.75%	to	1.40%	(19.61)%	to	(20.09)%
2021	1,430	$15.55	to	$18.47	$23,377	0.93%	0.75%	to	1.40%	18.61%	to	17.87%
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75%	to	1.40%	(9.10)%	to	(10.12)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Short-Term Income Account - Class 1:
2022	4,238	$9.83	to	$10.51	$48,149	1.13%	0.75%	to	2.00%	(4.10)%	to	(5.40)%
2021	5,400	$10.25	to	$11.11	$64,485	1.51%	0.75%	to	2.00%	(1.54)%	to	(2.71)%
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85%	to	2.00%	0.16%	to	(0.99)%

SmallCap Account - Class 1:
2022	2,287	$3.68	to	$28.37	$70,258	0.06%	0.46%	to	2.00%	(20.96)%	to	(22.21)%
2021	2,578	$4.65	to	$36.47	$100,279	0.30%	0.47%	to	2.00%	19.62%	to	17.76%
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.69%	to	19.76%
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%	to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56%	to	2.00%	(11.27)%	to	(12.65)%

SmallCap Account - Class 2:
2022	352	$12.27	to	$14.23	$4,429	—%	0.75%	to	1.40%	(21.50)%	to	(21.98)%
2021	326	$15.63	to	$18.24	$5,282	0.15%	0.75%	to	1.40%	18.95%	to	18.21%
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%	to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%	to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75%	to	1.40%	(14.16)%	to	(12.48)%

T. Rowe Price Blue Chip Growth Portfolio - II:
2022	1,558	$10.53	to	$33.72	$26,429	—%	0.75%	to	2.00%	(39.13)%	to	(39.88)%
2021	1,422	$17.30	to	$56.09	$43,230	—%	0.75%	to	2.00%	16.42%	to	15.01%
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%	to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%	to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40%	to	2.00%	0.25%	to	(0.37)%

T. Rowe Price Health Sciences Portfolio - II:
2022	235	$83.75	to	$75.01	$19,642	—%	1.40%	to	2.00%	(13.90)%	to	(14.41)%
2021	276	$97.27	to	$87.64	$26,785	—%	1.40%	to	2.00%	11.25%	to	10.59%
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%	to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%	to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40%	to	2.00%	(0.55)%	to	(1.14)%

Templeton Global Bond VIP Fund - Class 4:
2022	290	$8.35	to	$7.52	$2,353	—%	0.75%	to	2.00%	(5.86)%	to	(7.05)%
2021	322	$8.87	to	$8.09	$2,782	—%	0.75%	to	2.00%	(5.74)%	to	(6.90)%
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%	to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%	to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75%	to	2.00%	(1.10)%	to	(0.11)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Templeton Growth VIP Fund - Class 2:
2022	22			$23.10	$510	0.16%			0.85%			(12.23)%
2021	23			$26.32	$612	1.14%			0.85%			3.95%
2020	24			$25.32	$617	2.93%			0.85%			4.93%
2019	27			$24.13	$661	2.81%			0.85%			14.14%
2018	35			$21.14	$737	2.00%			0.85%			(15.54)%

The Merger Fund VL:
2022	33	$11.76	to	$11.43	$388	1.52%	0.75%	to	1.40%	0.17%	to	(0.52)%
2021	34	$11.74	to	$11.49	$401	—%	0.75%	to	1.40%	0.26%	to	(0.26)%
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75%	to	1.40%	4.41%	to	5.58%

TOPS® Aggressive Growth ETF Portfolio Investor Class:
2022	87	$11.69	to	$11.04	$1,015	0.87%	0.75%	to	2.00%	(16.74)%	to	(17.80)%
2021	84	$14.04	to	$13.43	$1,182	0.44%	0.75%	to	2.00%	18.18%	to	16.78%
2020	85	$11.88	to	$11.50	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%
2018 (4)	2	$8.65	to	$8.59	$20	1.89%	0.75%	to	2.00%	(13.67)%	to	(14.27)%

TOPS® Managed Risk Balanced ETF Portfolio Investor Class:
2022	199	$10.97	to	$10.36	$2,180	1.40%	0.75%	to	2.00%	(12.03)%	to	(13.16)%
2021	167	$12.47	to	$11.93	$2,084	0.76%	0.75%	to	2.00%	8.53%	to	7.19%
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%
2018 (4)	3	$9.32	to	$9.26	$26	3.21%	0.75%	to	2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2022	118	$10.75	to	$10.15	$1,253	1.45%	0.75%	to	2.00%	(9.74)%	to	(10.89)%
2021	103	$11.91	to	$11.39	$1,216	0.99%	0.75%	to	2.00%	5.40%	to	4.11%
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%
2018 (4)	—	$9.65	to	$9.58	$—	—%	0.75%	to	2.00%	(3.50)%	to	(4.20)%

TOPS® Growth ETF Portfolio Investor Class:
2022	84	$11.51	to	$10.87	$964	0.95%	0.75%	to	2.00%	(15.55)%	to	(16.64)%
2021	103	$13.63	to	$13.04	$1,395	0.46%	0.75%	to	2.00%	15.41%	to	14.09%
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%
2018 (4)	4	$8.84	to	$8.78	$34	1.18%	0.75%	to	2.00%	(11.78)%	to	(12.38)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class:
2022	58	$11.36	to	$10.73	$661	1.44%	0.75%	to	2.00%	(13.74)%	to	(14.84)%
2021	39	$13.17	to	$12.60	$515	0.83%	0.75%	to	2.00%	11.70%	to	10.43%
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%
2018 (4)	1	$9.16	to	$9.09	$11	—%	0.75%	to	2.00%	(8.49)%	to	(9.19)%

VanEck VIP Global Gold Fund - Class S Shares:
2022 (10)	37	$8.92	to	$8.86	$330	—%	0.75%	to	2.00%	(9.63)%	to	(10.23)%

VanEck VIP Global Resources Fund - Class S Shares:
2022	431	$11.68	to	$11.36	$5,142	1.54%	0.75%	to	2.00%	7.25%	to	5.97%
2021	407	$10.89	to	$10.72	$4,589	0.31%	0.75%	to	2.00%	17.86%	to	16.40%
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75%	to	2.00%	(28.92)%	to	(29.84)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(5)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(6)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(7)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(8)	Commenced operations April 29, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(9)	Commenced operations June 7, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(10)	Fund was made available to policyholders June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(11)	Fund was made available to policyholders on June 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(12)	Fund was made available to policyholders on September 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(13)	Fund was made available to policyholders on December 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(14)	Represented the operations of International Emerging Markets Class 1 Division until May 2, 2022.
(15)	Represented the operations of Invesco International Growth Series I Division until April 29, 2022.
(16)	Represented the operations of Invesco International Growth Series II Division until April 29, 2022.
(17)	Represented the operations of EQ SmartBeta Equity Class IB Division until March 21, 2022.

7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 12, 2023, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Principal Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company) as of December 31, 2022 and 2021, the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters
The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Deferred acquisition cost amortization based on estimated gross profits
Description of the Matter
At December 31, 2022, the Company’s deferred acquisition costs totaled $4.7 billion. As discussed in Note 1 of the consolidated financial statements, the carrying amount of the deferred acquisition costs is the total of costs deferred less amortization for which a significant portion of the amortization is calculated in relation to the present value of estimated gross profits. There is significant uncertainty inherent in calculating estimated gross profits as the calculation is sensitive to management’s best estimate of assumptions such as mortality, lapses, equity returns, general account investment yields and expenses. Management’s assumptions are adjusted, also known as unlocking, based on actual policyholder behavior and market experience and projecting for expected trends. The unlocking results in amortization being recalculated using the new assumptions for estimated gross profits, resulting either in additional or less cumulative amortization expense.

Auditing management’s estimate of deferred acquisition costs that are amortized in relation to the present value of estimated gross profits was complex because there was a high degree of subjectivity applied in management’s methods and assumptions used to calculate estimated gross profits. The high degree of subjectivity was primarily due to the sensitivity of the estimated gross profits to the methods and assumptions which have a significant effect on the valuation of the deferred acquisition costs.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design and tested the operating effectiveness of controls over the estimation process, including, among others, controls over the review and approval processes that management has in place for the assumptions used in measuring estimated gross profits.
We involved actuarial specialists to assist with our audit procedures which included, among others, evaluating the methodology applied by management in determining the estimated gross profits with those methods used in prior periods and in the industry. To evaluate the significant assumptions used by management, we compared policyholder behavior assumptions that we identified as being higher risk to prior actual experience and management’s estimates of prospective changes in these assumptions. In addition, we compared equity returns and general account investment yields to historical assumptions and observable market data. We performed an independent recalculation of estimated gross profits for a sample of product cohorts for comparison with the actuarial model used by management.

Valuation of investments in securities
Description of the Matter
A subset of the Company’s $60.3 billion fixed-income securities portfolio exhibits higher estimation uncertainty when determining fair value. The fixed-income securities, which include bonds, asset-backed securities, redeemable preferred stock and certain non-redeemable preferred securities, are classified as either available-for-sale or trading and, accordingly, are carried at fair value in the consolidated statements of financial position. As discussed in Note 16 of the consolidated financial statements, for certain securities the Company obtains prices from third party pricing vendors, a subset of which exhibit higher estimation uncertainty given the characteristics of the security. In addition, the Company uses a matrix priced internal model to develop the fair value for a subset of corporate bonds. The fair value is developed using a risk spread which creates higher estimation uncertainty.

Auditing the fair value of the securities that exhibit higher estimation uncertainty was especially challenging because determining the fair value is complex and highly judgmental and involves using inputs and assumptions that are not directly observable in the market.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design and tested the operating effectiveness of controls over management’s valuation process for the fixed income securities portfolio that exhibits higher estimation uncertainty. This included, among others, testing the review and approval process that management has in place over validating the fair value from third party pricing sources and the assumptions used in determining the fair value for matrix priced securities.

To test the fair value calculation, we utilized the support of our valuation specialists which included, among others, independently calculating a reasonable range of fair values for a sample of securities by using a cash flow model and cash flow and yield assumptions based on independently obtained information or available transaction data for similar securities. We compared these ranges to management’s estimates of fair value for the selected securities.

Accounting for Reinsurance of U.S. retail fixed annuity and universal life insurance with secondary guarantee (“ULSG”) blocks of business
Description of the Matter
As discussed in Note 1 to the consolidated financial statements, in May 2022, the Company entered into a series of agreements (referred to as the "Reinsurance Transaction") to transfer substantially all of the US Retail fixed annuity and ULSG blocks of business with an effective date of January 1, 2022 to Talcott Life and Annuity Re. A portion of the Reinsurance Transaction is accounted for using deposit accounting and comprises a significant portion of the $7.9 billion deposit asset as of December 31, 2022, with the remainder accounted for as reinsurance and comprises a significant portion of the $14.1 billion reinsurance recoverable as of December 31, 2022. The Company retained the portfolio of assets relating to the underlying policies in funds withheld segregated accounts, which is comprised of fixed maturity securities, equity securities, mortgage loans, accrued interest, other assets and cash and cash equivalents. The Company recorded a funds withheld payable of $20.4 billion as of December 31, 2022, which was net of an $3.7 billion embedded derivative asset, the fair value of which is estimated based on the change in fair value of the assets supporting the funds withheld liability. The Company also recorded a cost of reinsurance asset for this transaction that is included within the Premiums due and other receivables line item, that will be amortized over the remaining life of the underlying business reinsured.
Auditing the Reinsurance Transaction was complex due to multiple elements of the transaction including the assessment of risk transfer of the agreements and the separate lines of business, determination of the cost of reinsurance asset, accounting for the embedded derivative and recording of the deposit asset and reinsurance recoverable amounts.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the reinsurance agreement process including, among others, controls related to the evaluation of risk transfer, the determination of the cost of reinsurance, the accounting for the funds withheld liability and the calculation of the related embedded derivative, and the recognition of the deposit asset and reinsurance recoverable amounts.
Our audit procedures included, among others, assessing the terms of the agreements with Talcott Life & Annuity Re, evaluating management’s risk transfer conclusion, testing the calculation of the cost of reinsurance, related amortization, and related embedded derivative, reconciling the funds withheld liability to the investment portfolio which we value and confirm and reconciling the deposit asset and reinsurance recoverable to the recorded reserves based on the terms of the reinsurance agreement.

/s/ Ernst & Young LLP
Des Moines, Iowa
March 30, 2023

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31,
	2022	2021
	(in millions)
Assets
Fixed maturities, available-for-sale	$59,631.3	$73,896.9
Fixed maturities, trading	634.0	233.3
Equity securities	53.1	508.2
Mortgage loans (2022 and 2021 include $1,179.7 million and $1,260.1 million related to consolidated
variable interest entities)	19,722.4	18,908.3
Real estate (2022 and 2021 include $649.0 million and $672.0 million related to consolidated variable
interest entities)	2,237.4	2,060.6
Policy loans	770.2	705.0
Other investments	3,261.3	2,836.7
Total investments	86,309.7	99,149.0
Cash and cash equivalents (2022 and 2021 include $14.2 million and $30.1 million related to consolidated
variable interest entities)	3,329.3	1,228.6
Accrued investment income	728.5	678.4
Reinsurance recoverable and deposit receivable	22,029.3	1,186.3
Premiums due and other receivables	4,196.5	611.8
Deferred acquisition costs	4,679.4	3,749.1
Property and equipment	831.7	862.2
Goodwill	48.2	75.1
Other intangibles	11.6	14.4
Separate account assets	120,279.6	147,529.0
Other assets	770.4	264.4
Total assets	$243,214.2	$255,348.3

Liabilities
Contractholder funds	$42,242.1	$42,957.3
Future policy benefits and claims	40,609.0	40,141.6
Other policyholder funds	966.1	1,026.0
Long-term debt	67.8	54.0
Deferred income taxes	1,166.4	2,273.5
Separate account liabilities	120,279.6	147,529.0
Funds withheld payable	20,436.1	—
Other liabilities (2022 and 2021 include $83.8 million and $56.1 million related to consolidated variable
interest entities)	10,267.4	8,658.2
Total liabilities	236,034.5	242,639.6

Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.1	6,340.9
Retained earnings	6,209.9	2,976.6
Accumulated other comprehensive income (loss)	(5,367.6)	3,370.9
Total stockholder's equity attributable to Principal Life Insurance Company	7,175.9	12,690.9
Noncontrolling interest	3.8	17.8
Total stockholder's equity	7,179.7	12,708.7
Total liabilities and stockholder's equity	$243,214.2	$255,348.3

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Revenues
Premiums and other considerations	$5,264.3	$4,714.0	$5,880.8
Fees and other revenues	2,207.9	2,679.6	2,353.6
Net investment income	2,852.3	3,633.7	3,324.9
Net realized capital gains (losses) (1)	(1.2)	(18.5)	105.6
Net realized capital gains on funds withheld assets (1)	749.4	—	—
Change in fair value of funds withheld embedded derivative	3,652.8	—	—
Total revenues	14,725.5	11,008.8	11,664.9
Expenses
Benefits, claims and settlement expenses	5,650.7	6,482.6	7,837.5
Dividends to policyholders	94.8	94.8	120.2
Operating expenses	3,139.2	2,744.6	2,479.7
Total expenses	8,884.7	9,322.0	10,437.4
Income before income taxes	5,840.8	1,686.8	1,227.5
Income taxes	1,117.6	233.2	160.1
Net income	4,723.2	1,453.6	1,067.4
Net income attributable to noncontrolling interest	62.2	24.3	19.4
Net income attributable to Principal Life Insurance Company	$4,661.0	$1,429.3	$1,048.0

(1) Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Net income	$4,723.2	$1,453.6	$1,067.4
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(8,848.4)	(653.1)	1,396.7
Net unrealized gains (losses) on derivative instruments	(19.8)	33.6	(35.2)
Net unrecognized postretirement benefit obligation	(2.1)	1.5	4.7
Other comprehensive income (loss)	(8,870.3)	(618.0)	1,366.2
Comprehensive income (loss)	(4,147.1)	835.6	2,433.6
Comprehensive income attributable to noncontrolling interest	62.2	24.3	19.4
Comprehensive income (loss) attributable to Principal Life Insurance Company	$(4,209.3)	$811.3	$2,414.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income (loss)	interest	equity
	(in millions)
Balances as of January 1, 2020	$2.5	$6,331.5	$2,410.8	$2,620.7	$23.2	$11,388.7
Capital distributions to parent	—	(14.1)	—	—	—	(14.1)
Stock-based compensation	—	26.8	(2.4)	—	—	24.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(33.4)	(33.4)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Effects of implementation of accounting change
related to credit losses, net	—	—	(6.7)	—	—	(6.7)
Net income	—	—	1,048.0	—	19.4	1,067.4
Other comprehensive income	—	—	—	1,366.2	—	1,366.2
Balances as of December 31, 2020	2.5	6,344.2	2,799.7	3,986.9	15.2	13,148.5
Capital distributions to parent	—	(16.3)	—	—	—	(16.3)
Stock-based compensation	—	27.6	(2.4)	—	0.1	25.3
Dividends to parent	—	—	(1,250.0)	—	—	(1,250.0)
Distributions to noncontrolling interest	—	—	—	—	(27.5)	(27.5)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Purchase of subsidiary shares from noncontrolling
interest	—	(14.9)	—	—	(1.7)	(16.6)
Net liabilities transferred to affiliate due to change
in benefit plan sponsorship	—	0.3	—	2.0	—	2.3
Net income	—	—	1,429.3	—	24.3	1,453.6
Other comprehensive loss	—	—	—	(618.0)	—	(618.0)
Balances as of December 31, 2021	2.5	6,340.9	2,976.6	3,370.9	17.8	12,708.7
Capital distributions to parent	—	(30.3)	—	—	—	(30.3)
Stock-based compensation	—	24.8	(2.7)	—	—	22.1
Dividends to parent	—	—	(1,425.0)	—	—	(1,425.0)
Distributions to noncontrolling interest	—	—	—	—	(81.1)	(81.1)
Contributions from noncontrolling interest	—	—	—	—	7.3	7.3
Purchase of subsidiary shares from noncontrolling
interest	—	(4.3)	—	—	(2.4)	(6.7)
Adjustment for reinsurance	—	—	—	131.8	—	131.8
Net income	—	—	4,661.0	—	62.2	4,723.2
Other comprehensive loss	—	—	—	(8,870.3)	—	(8,870.3)
Balances as of December 31, 2022	$2.5	$6,331.1	$6,209.9	$(5,367.6)	$3.8	$7,179.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Operating activities
Net income	$4,723.2	$1,453.6	$1,067.4
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	1.2	18.5	(105.6)
Net realized capital gains on funds withheld assets	(749.4)	—	—
Change in fair value of funds withheld embedded derivative	(3,652.8)	—	—
Depreciation and amortization expense	175.1	149.5	128.6
Amortization of deferred acquisition costs and contract costs	391.0	291.5	394.1
Additions to deferred acquisition costs and contract costs	(387.7)	(469.4)	(462.6)
Amortization of reinsurance (gain) loss	84.5	(18.0)	67.4
Stock-based compensation	22.1	25.2	24.9
(Income) loss from equity method investments, net of dividends received	(42.9)	(54.2)	30.3
Changes in:
Accrued investment income	(50.1)	9.3	(21.2)
Net cash flows for trading securities and equity securities with operating intent	(389.0)	(7.9)	9.3
Premiums due and other receivables	(3,587.4)	7.3	101.0
Contractholder and policyholder liabilities and dividends	1,472.9	1,709.6	1,968.8
Current and deferred income taxes	905.2	161.5	423.1
Real estate acquired through operating activities	(164.4)	(73.7)	(16.5)
Real estate sold through operating activities	—	1.4	195.4
Funds withheld, net of reinsurance recoverable and deposit receivable	3,750.3	(105.5)	(75.3)
Other assets and liabilities	420.6	17.9	(218.7)
Other	548.4	428.2	454.2
Net adjustments	(1,252.4)	2,091.2	2,897.2
Net cash provided by operating activities	3,470.8	3,544.8	3,964.6
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(18,288.2)	(15,068.4)	(13,769.2)
Sales	12,685.1	1,701.7	1,969.3
Maturities	6,566.9	10,475.1	8,398.4
Mortgage loans acquired or originated	(3,633.2)	(5,016.8)	(3,006.9)
Mortgage loans sold or repaid	2,513.2	2,626.6	2,297.3
Real estate acquired	(245.2)	(281.4)	(230.6)
Real estate sold	373.9	133.7	2.3
Net purchases of property and equipment	(68.4)	(91.9)	(60.8)
Net change in other investments	(218.1)	(149.4)	(295.0)
Net cash used in investing activities	(314.0)	(5,670.8)	(4,695.2)
Financing activities
Payments for financing element derivatives	(50.6)	(39.9)	(30.9)
Purchase of subsidiary shares from noncontrolling interest	(6.7)	(16.6)	—
Dividends paid to parent	(1,425.0)	(1,250.0)	(650.0)
Distributions to parent	(30.3)	(16.3)	(14.1)
Issuance of long-term debt	15.4	—	13.7
Principal repayments of long-term debt	(2.1)	(1.8)	(65.8)
Investment contract deposits	6,881.3	8,868.3	9,817.3
Investment contract withdrawals	(7,524.6)	(8,760.5)	(8,786.0)
Net increase in banking operation deposits	1,086.3	2,922.9	569.7
Other	0.2	—	0.2
Net cash provided by (used in) financing activities	(1,056.1)	1,706.1	854.1
Net increase (decrease) in cash and cash equivalents	2,100.7	(419.9)	123.5
Cash and cash equivalents at beginning of period	1,228.6	1,648.5	1,525.0
Cash and cash equivalents at end of period	$3,329.3	$1,228.6	$1,648.5
Supplemental information:
Cash paid for interest	$2.6	$2.2	$2.2
Cash paid for (received from) income taxes	43.5	46.3	(202.8)
Supplemental disclosure of non-cash activities:
Asset changes resulting from deconsolidation of residential whole loan securitizations:
Decrease in mortgage loans	$(220.7)	$—	$—
Increase in fixed maturities, available-for-sale	167.6	—	—
Assets transferred in kind for settlement to reinsurer	(428.5)	—	—
Changes from re-designation of other postretirement employee benefits ("OPEB") plan assets to cover non-retiree benefits:
Increases in equity securities re-designated from funded status of OPEB plan	—	548.1	—
Increases in other investments re-designated from funded status of OPEB plan	—	117.5	—
Decrease in tax receivable re-designated from funded status of OPEB plan	—	(9.1)	—
Decrease in accumulated other comprehensive income ("AOCI") due to reclassifying
excess assets out of funded status of OPEB plan	—	9.1	—
Decrease in other assets due to reclassifying excess assets out of funded status of
OPEB plan	—	(665.6)	—
Assets received in kind from pension risk transfer transactions	—	109.5	1,325.2
See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2022
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties, including those associated with the novel coronavirus (“COVID-19”), may impact our business, results of operations, financial condition and liquidity. Our use of estimates and assumptions affect amounts reported and disclosed and includes, but is not limited to, the fair value of investments in the absence of quoted market values, investment impairments and valuation allowances, the fair value of derivatives, funds withheld embedded derivative, deferred acquisition costs (“DAC”) and other actuarial balances, the liability for future policy benefits and claims, the value of other postretirement benefits and accounting for income taxes and the valuation of deferred tax assets. Our estimates and assumptions could change in the future. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life & Annuity Re, Ltd. (“Talcott Life & Annuity Re”), a limited liability company organized under the laws of the Cayman Islands and an affiliate of Talcott Resolution Life, Inc., a subsidiary of Sixth Street, pursuant to which we ceded our in-force U.S. retail fixed annuity and universal life insurance with secondary guarantee (“ULSG”) blocks of business (the “Reinsurance Transaction”). The economics of the Reinsurance Transaction were effective as of January 1, 2022. As such, we recorded impacts for January through June 2022 in our second quarter 2022 results. See Note 10, Reinsurance, for further details.

Reclassifications have been made to prior periods to report the reinsurance recoverable and deposit receivable on the consolidated statements of financial position. Those amounts were previously reported in premiums due and other receivables. Certain reclassifications have been made to prior period consolidated statements of cash flows to conform to the December 31, 2022, presentation. This included presenting separate line items within operating activities for amortization of reinsurance (gain) loss and funds withheld, net of reinsurance recoverable and deposit receivable, among other reclassifications.

We evaluated subsequent events through March 30, 2023, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE, it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.
1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.Market risk benefits, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
3.DAC and other actuarial balances for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.
The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented (January 1, 2021, also referred to as the transition date) based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively.
January 1, 2023
We created a governance framework and a plan to support implementation of the standard. Our implementation and evaluation process included, but was not limited to the following:
•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models are developed;
•evaluating and finalizing our key accounting policies;
•assessing the impact to our chart of accounts;
•developing format and content of new disclosures;
•conducting financial dry runs using model output and updated chart of accounts;
•evaluating transition requirements and impacts and
•establishing and documenting appropriate internal controls.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

This guidance will change how we account for many of our insurance and annuity products.
The transition date impact from adoption of this standard is a decrease to our total stockholders’ equity of approximately $4.2 billion, of which approximately $4.1 billion impacted AOCI and approximately $0.1 billion impacted retained earnings. The most significant driver of the AOCI adjustment is due to the requirement to update the discount rate assumption to reflect an upper-medium grade fixed-income instrument, which will generally be equivalent to a single-A interest rate matched to the duration characteristics of our insurance liabilities. The most significant driver of the retained earnings adjustment is the valuation of contracts as market risk benefits.

Troubled debt restructurings and vintage disclosures
This authoritative guidance eliminates the accounting requirements for troubled debt restructurings (“TDRs”) by creditors and enhances the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. The update requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases. The amendments in this update should be applied prospectively, except for the transition method related to the recognition and measurement of troubled debt restructurings, for which an entity has the option to apply a modified retrospective transition method. Early adoption is permitted.
January 1, 2023	The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.
Targeted improvements to accounting for hedging activities – portfolio layer method
This authoritative guidance intends to further align the economics of a company’s risk management activities in its financial statements with hedge accounting requirements. The guidance expands the current single-layer method to allow multiple hedge layers of a single closed portfolio. Non-prepayable assets can also be included in the same portfolio. This guidance also clarifies the current guidance on accounting for fair value basis adjustments applicable to both a single hedged layer and multiple hedged layers. Upon adoption, the application of these hedge strategies would be applied prospectively. Early adoption is permitted.
January 1, 2023	This guidance will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Standards adopted:
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance will be applied based on varying transition methods defined by amendment. Early adoption is permitted.
	January 1, 2021	This guidance did not have a material impact on our consolidated financial statements.
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provides optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity may elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity may apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms change due to reference rate reform. This guidance eases the financial reporting impacts of reference rate reform on contracts and hedging relationships and is effective until December 31, 2022. A subsequent amendment issued in December 2022 extended the relief date from December 31, 2022, to December 31, 2024, and was effective upon issuance.
	March 12, 2020	We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2024. The guidance did not have an impact on our consolidated financial statements upon adoption.
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary.
January 1, 2020
This guidance reduced complexity and costs associated with performing a Step 2 test, should one be needed in the future. This guidance did not have a material impact on our consolidated financial statements at adoption.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities; however, the credit loss calculation and subsequent recoveries for available-for-sale securities are required to be recorded through an allowance. This guidance also expands the required credit loss disclosures.
January 1, 2020
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $6.7 million was recorded as a decrease to retained earnings. We recorded an offsetting increase in the allowance for credit loss for mortgage loans, reinsurance recoverables and commitments and a decrease for deferred tax impacts. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of and accounting for derivatives;
•the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);
•the liability for future policy benefits and claims;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
component of net realized capital gains (losses). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. In response to COVID-19, the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. As of January 1, 2022, the TDR relief ended. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $238.6 million and $74.2 million as of December 31, 2022 and 2021, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We had certain real estate ventures for which the fair value option had been elected in prior periods. See Note 16, Fair Value Measurements, for detail on these investments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Derivatives

Overview

    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

    We designate derivatives as either:

(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.

    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating and financing activities in the consolidated statements of cash flows.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk. Certain fair value hedges use the last-of-layer method to hedge a designated amount (the "last layer") within a closed portfolio of prepayable assets that is expected to remain outstanding for the length of the hedging relationship and is not expected to be impacted by prepayments, defaults or other factors that affect the timing and amount of cash flows. Prepayment risk is excluded when measuring the change in fair value attributable to the hedged risk under the last-of-layer method.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Documentation of fair value hedges that use the last-of-layer method supports the expectation that the hedged last layer amount is anticipated to be outstanding at the end of the hedging relationship and includes expectations of prepayments, defaults or other factors that affect the timing and amount of cash flows. Effectiveness of the hedge is formally

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. For last-of-layer method hedges, the assessment of hedge effectiveness includes confirming we expect the hedged last layer amount to be outstanding at the end of the hedging relationship.

    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. If a last-of-layer method hedging relationship is discontinued, the outstanding basis adjustment is allocated to the individual assets in the closed portfolio and those amounts are amortized consistent with the amortization of other discounts or premiums associated with those assets.

The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, paid family and medical leave (“PFML”), group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
    Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. For long-duration insurance contracts, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses.

    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

    Participating business represented approximately 3%, 4% and 5% of our life insurance in force and 17%, 18% and 20% of the number of life insurance policies in force as of December 31, 2022, 2021 and 2020, respectively. Participating business represented approximately 18%, 26% and 30% of life insurance premiums for the years ended December 31, 2022, 2021 and 2020, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident, PFML and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident, PFML and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

    We have defined claim frequency as follows for each short-duration product:

•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness, Accident and PFML: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2022.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 9, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

    Group life, dental, vision, critical illness, accident, PFML and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

    Fees and other revenues are earned for administrative services performed including recordkeeping, trust and custody and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks.

We evaluate each insurance agreement to determine whether the agreement provides indemnification against loss or liability related to insurance risk. For agreements that expose the reinsurer to reasonable possibility of significant loss from insurance risk, the reinsurance method of accounting is used for the agreement. Assets and liabilities related to reinsurance ceded are reported on a gross basis on the consolidated statements of financial position. Insurance liabilities are reported before the effects of reinsurance and we record an offsetting reinsurance recoverable, net of valuation allowance. Premiums and expenses are reported net of reinsurance ceded on the consolidated statements of operations.

If an agreement does not expose the reinsurer to reasonable possibility of significant loss from insurance risk, the deposit method of accounting is used for the agreement. We record a deposit receivable, net of valuation allowance, if necessary. The deposit receivable is adjusted as amounts are paid or received on the underlying contracts. Accretion on the deposit receivable is calculated using an effective interest method and is reported in fees and other revenues and operating expense on the consolidated statements of operations.

The cost of reinsurance related to long-duration contracts is amortized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We have entered into coinsurance with funds withheld reinsurance agreements in which we record a funds withheld payable that contains an embedded derivative for which the fair value is estimated based on the change in fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of operations. Gains and losses that do not flow to the reinsurer are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

For further information about reinsurance, refer to Note 10, Reinsurance. For further information about the financing receivables valuation allowance on the reinsurance recoverable and deposit receivable, refer to Note 5, Investments.

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2022 and 2021, the separate accounts included a separate account valued at $101.4 million and $95.1 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished.

Actuarial Balance Re-Cohorting

In 2021, we completed a comprehensive review of our business mix and capital management options (the “Strategic Review”). We made the decision to exit our U.S. retail ULSG business. The ULSG business was previously managed together with our other universal life (“UL”) business within our U.S. Insurance Solutions segment. As such, calculations of actuarial balances included UL and ULSG in the same cohorts, which are the unit of account used for measurement. As a result of the Strategic Review, we made the decision in the second quarter of 2022 to manage the ULSG business separately from our other UL business effective as of January 1, 2022. This led to us re-cohorting the UL business, resulting in separate cohorts for the ULSG business vs. the remaining UL business.

The re-cohorting impacted the measurement of our DAC, cost of reinsurance, unearned revenue liability and additional liability for certain benefit features. The pre-tax impacts to comprehensive income were as follows:

For the year ended
December 31, 2022
(in millions)
Increase to income before taxes
Deferred acquisition costs amortization (1)	$(106.6)
Cost of reinsurance amortization (2)	4.2
Unearned revenue liability amortization (3)	32.4
Change in additional liability for certain benefit features (2)	139.7
Total increase to income before income taxes	69.7

Increase to pre-tax other comprehensive income
Deferred acquisition cost unrealized losses	(5.6)
Cost of reinsurance unrealized gains	8.7
Unearned revenue liability unrealized gains	8.5
Change in additional liability for certain benefit features unrealized gains	24.3
Total increase to pre-tax other comprehensive income	35.9

Total increase to pre-tax comprehensive income	$105.6

(1) Reported in operating expenses.
(2) Reported in benefits, claims and settlement expenses.
(3) Reported in fees and other revenues.

2. Related Party Transactions

Expense Agreements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2022, 2021 and 2020, we received $606.0 million, $647.2 million and $568.1 million, respectively, of expense reimbursements from affiliated entities, which are net of amounts paid for brand licensing agreements with PFS.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable (payable) to PFS of $86.0 million and $(75.1) million as of December 31, 2022 and 2021, respectively, and earned interest of $4.2 million, $0.1 million and $0.0 million during 2022, 2021 and 2020, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $5,393.7 million and $5,098.9 million as of December 31, 2022 and 2021, respectively. In addition, we recognized premiums and other fees of $847.5 million, $809.3 million and $749.3 million for the years ended December 31, 2022, 2021 and 2020, respectively, associated with this agreement. Furthermore, we recognized expenses of $995.7 million, $1,088.9 million and $1,038.9 million for the years ended December 31, 2022, 2021 and 2020, respectively, associated with this agreement.

Notes Receivable

As of December 31, 2022, we had the following notes receivable from PFS related to the sale of interests in subsidiaries (1) a 10-year note with a par amount of $156.0 million, which bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year and (2) a 10-year note with a par amount of $300.0 million, which bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. The carrying amount of the notes is included in premiums due and other receivables on the consolidated statements of financial position. We recorded interest income on these notes of $5.9 million, $7.2 million and $8.5 million for the years ended December 31, 2022, 2021 and 2020, respectively. Our ultimate parent, PFG, is a guarantor of the notes.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Global Investors, LLC (“PGI LLC”). Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $412.6 million, $471.2 million and $395.8 million for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $81.5 million, $95.7 million and $80.4 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Benefit Plans

Effective January 2021, PFG became the sponsor of the Long-Term Care Assistance Plan for both employees and individual field agents. Prior to January 2021, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $2.9 million benefit liability for the underfunded status of the plan to PFG. See Note 13, Employee and Agent Benefits, for further details.

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $41.3 million, $36.5 million and $33.1 million during 2022, 2021 and 2020, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $2.3 million, $2.1 million and $1.8 million during 2022, 2021 and 2020, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $55.4 million, $58.6 million and $51.0 million of pension expense from PFG during 2022, 2021 and 2020, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Other Agreements

PGI LLC provides asset management services for us. We recognized $109.3 million, $114.9 million and $101.1 million of asset management fee expense for the years ended December 31, 2022, 2021 and 2020, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2021. The changes in the carrying amount of goodwill reported in our segments during 2022 were as follows:

	Retirement	U.S.
	and Income	Insurance
	Solutions	Solutions	Corporate	Consolidated
	(in millions)
Balance as of January 1, 2022	$18.8	$56.3	$—	$75.1
Impairment (1)	—	(26.9)	—	(26.9)
Balance as of December 31, 2022	$18.8	$29.4	$—	$48.2

(1)Resulted from a change in the allocation of equity following the Reinsurance Transaction.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 12 years were as follows:

	December 31,
	2022	2021
	(in millions)
Gross carrying value	$34.9	$41.4
Accumulated amortization	23.3	27.0
Net carrying value	$11.6	$14.4

During December 31, 2022 and December 31, 2021, we fully amortized other finite lived intangible assets of $6.5 million and $0.0 million, respectively.

The amortization expense for intangible assets with finite useful lives was $2.8 million, $2.8 million and $2.4 million for 2022, 2021 and 2020, respectively. As of December 31, 2022, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2023	$1.0
2024	1.0
2025	1.0
2026	1.0
2027	1.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2022 and December 31, 2021.

Consolidated Variable Interest Entities

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Residential Mortgage Loans

We invest in ABS trusts. The trusts issue various collateralized mortgage obligation certificates and purchase residential mortgage loans. The trusts are considered VIEs due to insufficient equity to sustain themselves. We concluded we are the primary beneficiary as we purchase substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIEs. We deconsolidated a trust during the fourth quarter of 2022 as we no longer held substantially all of the certificates.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2022		December 31, 2021
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Real estate (1)	$689.6	$42.2	$709.6	$36.1
Residential mortgage loans (2)	1,182.6	41.8	1,263.2	20.3
Total	$1,872.2	$84.0	$1,972.8	$56.4

(1) The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities.
(2) The assets of the residential mortgage loans VIEs primarily include residential mortgage loans. The liabilities primarily include other liabilities.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2022
Fixed maturities, available-for-sale:
Corporate	$111.8	$127.2
Residential mortgage-backed pass-through securities	2,170.9	2,362.1
Commercial mortgage-backed securities	4,827.5	5,529.7
Collateralized debt obligations (2)	4,560.2	4,813.4
Other debt obligations	6,483.3	7,537.2
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	5.4	5.4
Commercial mortgage-backed securities	83.4	83.4
Collateralized debt obligations (2)	5.7	5.7
Other debt obligations	80.0	80.0
Other investments:
Other limited partnership and fund interests	1,088.5	1,765.4

December 31, 2021
Fixed maturities, available-for-sale:
Corporate	$142.1	$136.9
Residential mortgage-backed pass-through securities	2,342.3	2,296.9
Commercial mortgage-backed securities	5,513.7	5,388.7
Collateralized debt obligations (2)	3,533.5	3,539.1
Other debt obligations	7,441.8	7,368.3
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	8.4	8.4
Commercial mortgage-backed securities	24.6	24.6
Collateralized debt obligations (2)	7.5	7.5
Other debt obligations	8.2	8.2
Other investments:
Other limited partnership and fund interests	862.6	1,447.0

(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. A carrying value of zero is used if distributions have been received in excess of our investment, resulting in a negative carrying value for the investment. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
5. Investments

Our investments include assets backing reserves as part of a coinsurance with funds withheld agreement. The funds withheld invested assets are reported within their respective line items, primarily consisting of fixed maturities available-for-sale, mortgage loans and other investments. See Note 10, Reinsurance, for more information on the funds withheld invested assets.

Fixed Maturities and Equity Securities

    The amortized cost, gross unrealized gains and losses, allowance for credit loss and fair value of fixed maturities, available-for-sale were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2022
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,964.6	$0.1	$248.8	$—	$1,715.9
Non-U.S. governments	565.3	18.9	63.8	—	520.4
States and political subdivisions	7,280.1	14.8	1,126.6	—	6,168.3
Corporate	37,495.4	219.5	4,530.1	—	33,184.8
Residential mortgage-backed pass-through securities	2,362.1	6.0	197.2	—	2,170.9
Commercial mortgage-backed securities	5,529.7	0.9	703.1	—	4,827.5
Collateralized debt obligations (2)	4,698.9	4.5	143.2	—	4,560.2
Other debt obligations	7,207.8	6.0	730.4	0.1	6,483.3
Total fixed maturities, available-for-sale	$67,103.9	$270.7	$7,743.2	$0.1	$59,631.3

December 31, 2021
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,826.8	$144.5	$34.3	$—	$1,937.0
Non-U.S. governments	821.6	127.5	2.0	—	947.1
States and political subdivisions	8,210.3	1,022.4	16.3	—	9,216.4
Corporate	39,345.7	3,750.2	126.3	4.5	42,965.1
Residential mortgage-backed pass-through securities	2,296.9	57.6	12.2	—	2,342.3
Commercial mortgage-backed securities	5,388.6	156.3	30.9	0.3	5,513.7
Collateralized debt obligations (2)	3,539.1	4.0	9.6	—	3,533.5
Other debt obligations	7,368.3	130.6	57.0	0.1	7,441.8
Total fixed maturities, available-for-sale	$68,797.3	$5,393.1	$288.6	$4.9	$73,896.9

(1)Amortized cost excludes accrued interest receivable of $575.8 million and $538.6 million as of December 31, 2022 and 2021, respectively.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2022, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$1,606.3	$1,593.4
Due after one year through five years	8,297.6	7,950.4
Due after five years through ten years	11,046.5	10,029.5
Due after ten years	26,355.0	22,016.1
Subtotal	47,305.4	41,589.4
Mortgage-backed and other asset-backed securities	19,798.5	18,041.9
Total	$67,103.9	$59,631.3

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    The major components of net investment income are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurer. See Note 10, Reinsurance, for further details.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities, available-for-sale	$1,734.4	$2,483.8	$2,469.0
Fixed maturities, trading	19.6	8.7	9.2
Equity securities	(35.4)	1.7	3.3
Mortgage loans	619.9	692.4	669.8
Real estate	276.2	194.4	180.8
Policy loans	34.4	36.2	38.2
Cash and cash equivalents	37.6	1.7	9.5
Derivatives	171.3	28.2	(1.9)
Other	194.7	362.0	106.8
Total	3,052.7	3,809.1	3,484.7
Investment expenses	(200.4)	(175.4)	(159.8)
Net investment income	$2,852.3	$3,633.7	$3,324.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurer. See Note 10, Reinsurance, for further details. The amounts below do not include net realized capital gains (losses) on funds withheld assets that are not passed to the reinsurer, which are separately reported on the consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$38.9	$50.4	$118.7
Gross losses	(120.7)	(26.9)	(45.0)
Net credit losses (1)	(11.5)	(34.5)	(22.6)
Hedging, net	(0.7)	(9.5)	(9.7)
Fixed maturities, trading (2)	(25.3)	(6.6)	6.2
Equity securities (3)	(7.4)	(0.5)	1.8
Mortgage loans	(74.1)	5.3	(14.3)
Derivatives	86.9	(4.2)	28.5
Other	112.7	8.0	42.0
Net realized capital gains (losses)	$(1.2)	$(18.5)	$105.6

(1)Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(24.5) million, $(6.4) million and $6.9 million for the years ended December 31, 2022, 2021 and 2020, respectively. This excludes $1.4 million of unrealized losses on fixed maturities, trading still held at the reporting date for the year ended December 31, 2022, that were reported in net realized capital gains (losses) on funds withheld assets.
(3)Unrealized gains (losses) on equity securities still held at the reporting date were $(7.1) million, $(0.1) million and $1.9 million for the years ended December 31, 2022, 2021 and 2020, respectively. This excludes $1.7 million unrealized losses on equity securities still held at the reporting date for the year ended December 31, 2022, that were reported in net realized capital gains (losses) on funds withheld assets.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $12,273.0 million, $1,609.0 million and $1,968.8 million in 2022, 2021 and 2020, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2022
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9
Reductions for
securities sold
during the
period	—	—	—	(8.7)	—	—	—	—	(8.7)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	4.2	—	—	—	—	4.2
Write-offs
charged against
allowance	—	—	—	—	—	(0.3)	—	—	(0.3)
Ending balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for
credit losses
not previously
recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for
securities sold
during the
period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs
charged against
allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest
written off to
net investment
income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance (2)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for
credit losses
not previously
recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for
securities sold
during the
period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs
charged against
allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.

During 2022 and 2020, we did not write off any accrued interest to net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss

    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2022
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$1,505.5	$207.0	$180.4	$41.8	$1,685.9	$248.8
Non-U.S. governments	373.0	56.7	19.9	7.1	392.9	63.8
States and political subdivisions	5,243.6	999.7	387.8	126.9	5,631.4	1,126.6
Corporate	26,668.2	3,875.1	2,625.4	654.9	29,293.6	4,530.0
Residential mortgage-backed pass-
through securities	1,201.7	97.6	574.8	104.7	1,776.5	202.3
Commercial mortgage-backed
securities	3,622.3	480.7	1,113.9	220.9	4,736.2	701.6
Collateralized debt obligations (2)	2,830.1	88.8	1,327.2	54.4	4,157.3	143.2
Other debt obligations	3,412.6	290.7	2,266.7	434.4	5,679.3	725.1
Total fixed maturities, available-for-sale	$44,857.0	$6,096.3	$8,496.1	$1,645.1	$53,353.1	$7,741.4

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 87 (carrying value/amortized cost) as of December 31, 2022. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2022, primarily due to an increase in interest rates and a widening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 7,589 securities reflecting an average price of 88 as of December 31, 2022. Of this portfolio, 95% was investment grade (rated AAA through BBB-) as of December 31, 2022, with associated unrealized losses of $5,920.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 1,654 securities reflecting an average price of 84 and an average credit rating of AA- as of December 31, 2022. Corporate securities with unrealized losses had an average price of 80 and an average credit rating of BBB+. Collateralized mortgage obligation securities with unrealized losses had an average price of 81 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 83 and an average credit rating of AA+. States and political subdivision securities with unrealized losses had an average price of 75 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2022. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$128.2	$3.4	$386.3	$30.9	$514.5	$34.3
Non-U.S. governments	57.5	2.0	—	—	57.5	2.0
States and political subdivisions	681.0	10.3	100.3	6.0	781.3	16.3
Corporate	4,538.4	59.0	1,252.3	67.1	5,790.7	126.1
Residential mortgage-backed pass-
through securities	945.6	10.0	76.7	2.2	1,022.3	12.2
Commercial mortgage-backed
securities	1,293.3	15.4	289.8	15.3	1,583.1	30.7
Collateralized debt obligations (2)	1,571.0	2.8	423.9	6.7	1,994.9	9.5
Other debt obligations	3,837.3	48.0	211.0	8.9	4,048.3	56.9
Total fixed maturities, available-for-sale	$13,052.3	$150.9	$2,740.3	$137.1	$15,792.6	$288.0

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 91% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2021. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2021, primarily due to an increase in interest rates, partially offset by tightening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,805 securities reflecting an average price of 99 as of December 31, 2021. Of this portfolio, 90% was investment grade (rated AAA through BBB-) as of December 31, 2021, with associated unrealized losses of $138.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 459 securities reflecting an average price of 95 and an average credit rating of A+ as of December 31, 2021. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of BBB+. U.S. government and agency securities with unrealized losses had an average price of 93 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AAA. Collateralized debt obligation securities with unrealized losses had an average price of 98 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2021. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2022	December 31, 2021
	(in millions)
Net unrealized gains (losses) on fixed maturities, available-for-sale (1)	$(7,552.8)	$5,094.3
Net unrealized gains on derivative instruments	50.8	80.1
Adjustments for assumed changes in amortization patterns	649.7	(266.1)
Adjustments for assumed changes in policyholder liabilities	3.4	(664.8)
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	2.9
Provision for deferred income tax benefits (taxes)	1,464.1	(891.9)
Net unrealized gains (losses) on available-for-sale securities and derivative instruments	$(5,381.9)	$3,354.5

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”

Reinsurance Recoverable and Deposit Receivable

Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance as well as fixed annuity contracts with significant life insurance risk to other insurance companies through reinsurance. Deposit receivables include amounts due from the reinsurer for fixed annuity contracts without significant life insurance risk recorded using the deposit method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Credit Quality Information for Financing Receivables

The amortized cost of our financing receivables by credit risk and vintage was as follows:

	As of December 31, 2022
	2022	2021	2020	2019	2018	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$995.9	$2,182.5	$1,753.8	$2,177.2	$2,130.8	$4,555.1	$13,795.3
BBB+ thru BBB-	371.8	412.8	149.7	391.6	222.6	676.4	2,224.9
BB+ thru BB-	104.0	—	—	—	8.9	66.5	179.4
B+ and below	—	—	—	—	8.3	35.5	43.8
Total	$1,471.7	$2,595.3	$1,903.5	$2,568.8	$2,370.6	$5,333.5	$16,243.4

Residential mortgage
loans:
Performing	$1,101.4	$1,669.1	$364.5	$99.2	$51.2	$253.6	$3,539.0
Non-performing	8.0	4.7	1.8	1.0	0.6	4.4	20.5
Total	$1,109.4	$1,673.8	$366.3	$100.2	$51.8	$258.0	$3,559.5

Reinsurance recoverable and deposit receivable							$22,032.0

	As of December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$2,194.1	$1,676.5	$2,385.6	$2,334.9	$1,374.9	$4,336.8	$14,302.8
BBB+ thru BBB-	255.0	299.3	270.1	105.2	297.7	370.5	1,597.8
BB+ thru BB-	17.5	—	—	—	—	50.7	68.2
B+ and below	—	—	—	8.8	—	30.1	38.9
Total	$2,466.6	$1,975.8	$2,655.7	$2,448.9	$1,672.6	$4,788.1	$16,007.7

Residential mortgage
loans:
Performing	$1,973.0	$429.5	$123.5	$67.0	$80.2	$265.9	$2,939.1
Non-performing	—	1.8	0.6	—	0.8	2.0	5.2
Total	$1,973.0	$431.3	$124.1	$67.0	$81.0	$267.9	$2,944.3

Reinsurance recoverable and deposit receivable							$1,189.0

The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $55.9 million and $9.8 million, respectively, as of December 31, 2022. The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $59.0 million and $7.2 million, respectively, as of December 31, 2021.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
Residential Mortgage Loan Credit Risk Profile Based on Performance Status
Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.
Non-Accrual Financing Receivables
Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.
The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2022
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$8.7	$43.8	$—
Residential mortgage loans	3.4	16.0	0.6
Total	$12.1	$59.8	$0.6

	December 31, 2021
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$—	$8.7	$—
Residential mortgage loans	9.1	3.4	0.7
Total	$9.1	$12.1	$0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Interest income recognized on non-accrual financing receivables was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)

Commercial mortgage loans	$0.9	$0.5	$—
Total	$0.9	$0.5	$—

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2022
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$8.3	$8.3	$16,235.1	$16,243.4
Residential mortgage loans	35.9	2.4	12.4	50.7	3,508.8	3,559.5
Total	$35.9	$2.4	$20.7	$59.0	$19,743.9	$19,802.9

	December 31, 2021
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$16,007.7	$16,007.7
Residential mortgage loans	27.6	2.9	4.5	35.0	2,909.3	2,944.3
Total	$27.6	$2.9	$4.5	$35.0	$18,917.0	$18,952.0

(1)As of both December 31, 2022 and 2021, no reinsurance recoverables or deposit receivables were considered past due.

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December 31, 2022 and 2021.

Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. During 2022 and 2021, we did not write off any commercial mortgage loan accrued interest or residential mortgage loan accrued interest.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables and deposit receivables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Our reinsurance recoverables and deposit receivables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable or deposit receivable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable or deposit receivable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables and deposit receivables is included in benefits, claims and settlement expenses on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2022

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$42.0	$1.7	$2.7	$46.4
Provision	33.5	1.2	—	34.7
Charge-offs	—	(0.2)	—	(0.2)
Recoveries	—	2.3	—	2.3
Ending balance	$75.5	$5.0	$2.7	$83.2

	For the year ended December 31, 2021

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision (1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$25.9	$2.6	$2.5	$31.0
Provision (2)	14.6	1.1	0.2	15.9
Charge-offs	—	(1.0)	—	(1.0)
Recoveries	—	3.0	—	3.0
Ending balance	$40.5	$5.7	$2.7	$48.9

(1)During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.
(2)During the year ended December 31, 2020, COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believed to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.

Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Commercial mortgage loans:
Purchased	$261.3	$—	$45.7
Residential mortgage loans:
Purchased (1)	1,805.2	2,272.4	1,021.4
Sold	512.8	—	—

(1) Includes mortgage loans purchased by residential mortgage loan VIEs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2022		December 31, 2021
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$513.3	3.2%	$587.1	3.7%
Middle Atlantic	4,518.8	27.8	4,550.2	28.4
East North Central	653.9	4.0	625.3	3.9
West North Central	371.9	2.3	339.4	2.1
South Atlantic	2,565.5	15.8	2,471.9	15.4
East South Central	340.6	2.1	379.8	2.4
West South Central	1,208.8	7.4	1,247.8	7.8
Mountain	940.9	5.8	928.0	5.8
Pacific	5,129.7	31.6	4,878.2	30.5
Total	$16,243.4	100.0%	$16,007.7	100.0%

Property type distribution
Office	$4,331.8	26.7%	$4,801.0	29.9%
Retail	1,502.5	9.2	1,625.5	10.2
Industrial	3,246.4	20.0	2,975.7	18.6
Apartments	6,848.3	42.2	6,255.2	39.1
Hotel	72.5	0.4	85.7	0.5
Mixed use/other	241.9	1.5	264.6	1.7
Total	$16,243.4	100.0%	$16,007.7	100.0%

Mortgage Loan Modifications

    We assess COVID-19 related loan modifications to determine if they are in scope of the CARES Act TDR relief and the Interagency Statement guidance, which was effective in the second quarter of 2020. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Investments” for further details. COVID-19 related loan modifications typically include delayed principal and interest payments. Based on the terms of the delayed principal and interest payments, past due status generally will not advance, and loans generally will not be placed on non-accrual status during the delay. We did not have a significant amount of COVID-19 related loan modifications that were in scope of the CARES Act TDR relief or the Interagency Statement guidance for the years ended December 31, 2021 and 2020.

We assess loan modifications outside the scope of the CARES Act TDR relief or Interagency Statement guidance on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated.

	For the year ended December 31, 2022
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial mortgage loans	1	$35.5	—	$—
Total	1	$35.5	—	$—

We did not have any significant loans that were modified and met the criteria of a TDR for the years ended December 31, 2021 and 2020.

Real Estate

    Depreciation expense on invested real estate was $66.1 million, $67.4 million and $65.2 million in 2022, 2021 and 2020, respectively. Accumulated depreciation was $708.5 million and $652.0 million as of December 31, 2022 and 2021, respectively.

Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2022	2021
		(in millions)
Total assets		$128,765.7	$106,743.2
Total liabilities		12,335.4	11,862.3
Total equity		$116,430.3	$94,880.9
Net investment in unconsolidated entities		$1,275.5	$957.1

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Total revenues	$36,915.1	$17,674.2	$11,761.4
Net income	33,194.6	14,083.1	7,350.8
Our share of net income of unconsolidated entities	119.5	229.6	46.4

In addition, other investments include $1,115.6 million and $1,032.1 million of cash surrender value of company owned life insurance as of December 31, 2022 and 2021, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2022 and 2021, we posted $6,411.0 million and $5,195.9 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2022 and 2021, we posted $3,567.6 million and $2,507.0 million, respectively, in fixed maturities, available-for-sale and

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2022 and 2021, $503.8 million and $186.0 million, respectively, could be sold or repledged by the secured party.

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2022
Derivative assets	$256.6	$(133.5)	$(120.8)	$2.3
Reverse repurchase agreements	112.9	—	(112.9)	—
Total	$369.5	$(133.5)	$(233.7)	$2.3
December 31, 2021
Derivative assets	$326.2	$(99.6)	$(219.2)	$7.4

(1)The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2022
Derivative liabilities	$612.3	$(133.5)	$(467.2)	$11.6
December 31, 2021
Derivative liabilities	$142.3	$(99.6)	$(41.9)	$0.8

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase agreements as of December 31, 2022 and December 31, 2021.

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product. Additionally, we utilize interest rate swaps to replicate the returns of floating rate assets.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
regulated futures commissions merchants who are members of a trading exchange. We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Interest rate forwards, including to be announced (“TBA”) forwards, bond forwards and treasury forwards are contracts to take delivery of a fixed income security at a specified price at a future date. TBA forwards deliver government guaranteed mortgage-backed securities. Bond forwards and treasury forwards deliver corporate or municipal and U.S. Treasury bonds, respectively. At inception of the TBA and treasury forward contracts, we do not intend to take physical delivery. We intend to take delivery of the bond forwards referencing corporate or municipal bonds. We have used TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch. Treasury forwards are used to hedge against changes in the value of the GMWB liability. Bond forwards are used to gain leverage through synthetic exposure during the forward period and fix the purchase price of a bond at a specified date in future.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use various derivatives to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Currency forwards are contracts in which we agree with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. We use currency forwards to hedge certain foreign-denominated real estate funds.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

We have a funds withheld payable associated with our coinsurance with funds withheld agreement with Talcott Life & Annuity Re. The funds withheld payable has an embedded total return swap as the total return of the funds withheld assets are transferred to Talcott Life & Annuity Re, which is not based on our own creditworthiness.

Exposure

    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $730.6 million and $164.8 million in cash and securities under collateral arrangements as of December 31, 2022 and December 31, 2021, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2022 and December 31, 2021, was $613.0 million and $145.7 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral provisions, we posted collateral and initial margin of $730.6 million and $164.8 million as of December 31, 2022 and December 31, 2021, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2022, we would be required to post an additional $87.8 million of collateral to our counterparties.

As of December 31, 2022 and December 31, 2021, we had received $142.6 million and $204.4 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2022	December 31, 2021
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$52,249.9	$47,927.4
Interest rate options	4,418.9	2,373.9
Interest rate forwards	2,527.5	2,181.6
Interest rate futures	877.5	1,774.5
Foreign exchange contracts:
Currency swaps	1,389.8	958.9
Currency forwards	32.0	6.8
Equity contracts:
Equity options	2,049.3	2,378.2
Equity futures	574.1	150.4
Credit contracts:
Credit default swaps	400.0	295.0
Other contracts:
Embedded derivatives	30,461.7	9,430.5
Total notional amounts at end of period	$94,980.7	$67,477.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$64.2	$205.9
Interest rate options	41.7	24.5
Interest rate forwards	0.1	15.3
Foreign exchange contracts:
Currency swaps	139.2	51.1
Currency forwards	0.9	0.4
Equity contracts:
Equity options	16.5	37.3
Credit contracts:
Credit default swaps	3.6	2.7
Total gross credit exposure	266.2	337.2
Less: collateral received	158.8	234.0
Net credit exposure	$107.4	$103.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$20.0	$4.1	$105.1	$19.0
Foreign exchange contracts	134.6	48.4	19.3	17.2
Total derivatives designated as hedging
instruments	$154.6	$52.5	$124.4	$36.2

Derivatives not designated as hedging
instruments
Interest rate contracts	$81.1	$233.4	$439.9	$13.0
Foreign exchange contracts	0.9	0.4	0.4	—
Equity contracts	16.5	37.3	45.6	90.9
Credit contracts	3.5	2.6	2.0	2.2
Other contracts	—	—	(3,711.7)	320.9
Total derivatives not designated as hedging
instruments	102.0	273.7	(3,223.8)	427.0

Total derivative instruments	$256.6	$326.2	$(3,099.4)	$463.2

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $(58.9) million and $320.9 million as of December 31, 2022 and December 31, 2021, respectively, are reported with contractholder funds on the consolidated statements of financial position. Embedded derivatives with a net (asset) liability fair value of $(3,652.8) million as of December 31, 2022, are reported with funds withheld payable on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2022 and December 31, 2021, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2022
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.4	$40.0	2.5
BBB	190.0	2.2	190.0	3.1
BB	20.0	(0.2)	20.0	4.5
Sovereign
A	20.0	0.2	20.0	2.5
Total credit default swap protection sold	$270.0	$2.6	$270.0	3.1

	December 31, 2021
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.4	$20.0	3.5
BBB	110.0	1.7	110.0	3.0
Sovereign
A	20.0	0.5	20.0	3.5
Total credit default swap protection sold	$150.0	$2.6	$150.0	3.1

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Amortized cost of hedged item		amortized cost of the hedged item
hedged item is included	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Fixed maturities, available-for-sale (1):
Active hedging relationships	$3,498.6	$1,859.9	$(153.4)	$(7.1)
Discontinued hedging relationships	48.8	79.7	1.3	2.8
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$3,547.4	$1,939.6	$(152.1)	$(4.3)

(1)These amounts include the amortized cost basis of closed portfolios used to designate last-of-layer hedging relationships in which the hedged last layer amount is expected to remain at the end of the hedging relationship. As of December 31, 2022 and December 31, 2021, the amortized cost basis of the closed portfolios used in these hedging relationships was $3,256.9 million and $1,390.4 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(102.4) million and $(3.9) million, respectively, and the amount of the designated hedged items were $1,110.0 million and $510.0 million, respectively.

Cash Flow Hedges

    We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

We use bond forwards and have used floating-to-fixed rate interest rate swaps to hedge forecasted transactions.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

    The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 8.4 years. As of December 31, 2022, we had $102.1 million of net losses reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2022	2021	2020
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(102.1)	$—	$(3.0)
Interest rate contracts	Investment contracts	15.9	4.1	—
Foreign exchange contracts	Fixed maturities, available-for-sale	84.2	53.4	(37.1)
Total		$(2.0)	$57.5	$(40.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
We expect to reclassify net gains of $18.7 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2022
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$2,852.3	$(1.2)	$5,650.7

Gains on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(154.4)	$—	$—
Gain recognized on derivatives	151.6	—	—
Amortization of hedged item basis adjustments	(1.3)	—	—
Amounts related to periodic settlements on derivatives	5.2	—	—
Total gain recognized for fair value hedging relationships	$1.1	$—	$—

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$9.0	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	18.5	—
Amounts related to periodic settlements on derivatives	—	—	3.7

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	0.6	—
Amounts related to periodic settlements on derivatives	14.5	—	—
Total gain recognized for cash flow hedging relationships	$23.5	$19.1	$3.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,633.7	$(18.5)	$6,482.6

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(28.7)	$—	$—
Gain recognized on derivatives	28.6	—	—
Amortization of hedged item basis adjustments	(1.8)	—	—
Amounts related to periodic settlements on derivatives	(10.0)	—	—
Total loss recognized for fair value hedging relationships	$(11.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$15.4	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	1.0	—
Amounts related to periodic settlements on derivatives	—	—	(0.4)

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.2	—
Amounts related to periodic settlements on derivatives	9.6	—	—
Total gain (loss) recognized for cash flow hedging relationships	$25.0	$10.2	$(0.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. However, the change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2022	2021	2020
	(in millions)
Interest rate contracts	$(317.7)	$(33.8)	$342.7
Foreign exchange contracts	1.4	(4.7)	7.7
Equity contracts	20.7	(81.1)	(95.8)
Credit contracts	0.1	0.1	1.8
Other contracts (1)	4,024.8	86.0	(247.3)
Total	$3,729.3	$(33.5)	$9.1

(1)Includes the change in the fair value of the funds withheld embedded derivative.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2022 and 2021, the PDO was $0.0 million and $210.7 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2022	December 31, 2021

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,128.1	$3,286.0
Other policyholder funds	5.1	5.3
Policyholder dividends payable	168.2	176.6
Policyholder dividend obligation	—	210.7
Other liabilities	24.9	8.8
Total Closed Block liabilities	3,326.3	3,687.4

Assets designated to the Closed Block
Fixed maturities, available-for-sale	1,690.2	2,191.6
Fixed maturities, trading	2.0	2.4
Equity securities	0.8	1.0
Mortgage loans	544.9	554.9
Policy loans	407.4	425.2
Other investments	62.2	48.4
Total investments	2,707.5	3,223.5
Cash and cash equivalents	62.0	19.7
Accrued investment income	30.3	32.6
Reinsurance recoverable and deposit receivable	3.9	5.1
Premiums due and other receivables	4.1	3.3
Deferred tax asset	62.0	24.6
Other assets	0.1	—
Total assets designated to the Closed Block	2,869.9	3,308.8
Excess of Closed Block liabilities over assets designated to the Closed Block	456.4	378.6
Amounts included in accumulated other comprehensive income	(111.9)	0.6
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$344.5	$379.2

    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Revenues
Premiums and other considerations	$178.0	$196.1	$217.6
Net investment income	129.1	137.6	143.6
Net realized capital gains (losses)	(21.2)	(4.6)	16.0
Total revenues	285.9	329.1	377.2

Expenses
Benefits, claims and settlement expenses	184.3	212.0	212.8
Dividends to policyholders	92.5	92.6	117.8
Operating expenses	2.2	2.3	2.7
Total expenses	279.0	306.9	333.3
Closed Block revenues, net of Closed Block expenses, before income
taxes	6.9	22.2	43.9
Income taxes	0.7	3.9	8.4
Closed Block revenues, net of Closed Block expenses and income taxes	6.2	18.3	35.5
Funding adjustments and other transfers	28.5	(4.0)	(2.2)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$34.7	$14.3	$33.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Beginning of year	$379.2	$393.5	$426.9
Effects of implementation of accounting changes (1)	—	—	0.1
End of year	344.5	379.2	393.5
Change in maximum future earnings	$(34.7)	$(14.3)	$(33.3)

(1)Includes the effects of implementation of accounting changes related to credit losses in 2020.

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

    Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Balance at beginning of year	$3,749.1	$3,398.5	$3,509.9
Costs deferred during the year	378.9	461.2	456.6
Amortized to expense during the year (1)	(383.4)	(284.2)	(386.9)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments (2)	934.8	173.6	(181.1)
Balance at end of year	$4,679.4	$3,749.1	$3,398.5

(1)Includes adjustments for revisions to estimated gross profits. Amortization for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.
(2)The adjustment for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.

9. Insurance Liabilities

Contractholder Funds

    Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2022	2021
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$7,739.3	$10,652.3
GICs	13,787.7	12,206.0
Funding agreements	12,318.7	11,685.5
Other investment contracts	1,005.6	997.1
Total liabilities for investment contracts	34,851.3	35,540.9
Universal life and other reserves	7,390.8	7,416.4
Total contractholder funds	$42,242.1	$42,957.3

    Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2022 and 2021, $4,275.5 million and $4,252.4 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2022 and 2021, $75.6 million and $75.0 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2022 and 2021, $201.9 million and $201.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. In February 2021, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2022 and 2021, $7,765.7 million and $7,156.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the United States Securities and Exchange Commission (“SEC”).

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Balance at beginning of year	$2,659.4	$2,534.9	$2,365.5
Less: reinsurance recoverable	442.1	436.9	403.8
Net balance at beginning of year	2,217.3	2,098.0	1,961.7
Incurred:
Current year	1,664.2	1,572.5	1,376.8
Prior years	32.1	7.2	26.6
Total incurred	1,696.3	1,579.7	1,403.4
Payments:
Current year	1,093.2	1,025.0	863.8
Prior years	465.4	435.4	403.3
Total payments	1,558.6	1,460.4	1,267.1
Net balance at end of year	2,355.0	2,217.3	2,098.0
Plus: reinsurance recoverable	478.1	442.1	436.9
Balance at end of year	$2,833.1	$2,659.4	$2,534.9

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$59.7	$59.5	$57.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
    Incurred liability adjustments relating to prior years, which affected current operations during 2022, 2021 and 2020, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	2022	2022
	($ in millions)
Incurral
year
2013	$219.3	$203.3	$188.4	$190.7	$182.3	$179.5	$177.1	$173.4	$174.5	$174.5	$0.1	7,051
2014		242.2	231.4	214.4	218.1	206.2	201.9	202.0	199.3	199.8	0.1	7,604
2015			231.0	227.2	217.2	215.3	208.2	210.0	211.8	210.5	0.1	7,181
2016				229.8	228.4	219.4	219.5	214.4	218.7	221.9	0.1	6,167
2017					238.4	239.7	243.1	245.8	245.2	246.5	0.1	6,082
2018						239.4	245.1	239.2	239.8	235.3	0.1	5,774
2019							255.2	248.4	240.4	240.2	5.7	5,945
2020								252.1	231.0	221.1	8.4	5,913
2021									259.7	244.5	4.0	5,484
2022										274.3	109.8	3,422
Total net incurred claims										$2,268.6

	Net cumulative paid claims (1)
	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(in millions)
Incurral
year
2013	$12.5	$55.0	$81.4	$97.0	$106.4	$116.4	$123.2	$129	$134.9	$139.6
2014		16.1	66.0	96.3	111.8	122.3	132.4	140.8	147.2	153.3
2015			16.9	67.0	98.0	114.6	126.8	137.1	146.5	154.0
2016				16.2	70.6	105.6	124.9	136.8	147.2	157.1
2017					17.8	76.5	115.0	135.9	151.7	165.4
2018						20.1	79.9	115.7	135.7	150.3
2019							19.2	79.7	117.5	136.4
2020								20.6	78.8	113.1
2021									19.8	79.0
2022										19.6
Total net paid claims										1,267.8
All outstanding liabilities for unpaid claims prior to 2013 net of reinsurance										239.5
Total outstanding liabilities for unpaid claims net of reinsurance										$1,240.3

	(1) 2013-2021 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Dental, Vision, STD, Critical Illness, Accident and PFML Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2021	2022	2022	2022
	($ in millions)
Incurral year
2021	$826.0	$814.1	$—	3,749,753
2022		924.4	56.5	4,114,456
Total net incurred claims		$1,738.5

	Net cumulative
	paid claims (1)
	December 31,
	2021	2022
	(in millions)
Incurral year
2021	$753.4	$813.3
2022		845.5
Total net paid claims		1,658.8
All outstanding liabilities for unpaid claims prior to 2021 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$79.7

(1) 2021 unaudited.

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2021	2022	2022	2022
	($ in millions)
Incurral year
2021	$317.6	$321.5	$0.8	7,079
2022		279.3	24.7	5,368
Total net incurred claims		$600.8

	Net cumulative
	paid claims (1)
	December 31,
	2021	2022
	(in millions)
Incurral year
2021	$243.9	$314.3
2022		218.3
Total net paid claims		532.6
All outstanding liabilities for unpaid claims prior to 2021 net of
reinsurance		5.0
Total outstanding liabilities for unpaid claims net of reinsurance		$73.2

(1) 2021 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2022
		Dental, Vision, STD,
	LTD and Group	Critical Illness,
	Life Waiver	Accident and PFML	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,240.3	$79.7	$73.2	$1,393.2

Reconciling items:
Reinsurance recoverable on unpaid claims	45.3	—	0.4	45.7
Impact of discounting	(209.4)	—	—	(209.4)
Liability for unpaid claims - short-duration
contracts	$1,076.2	$79.7	$73.6	1,229.5
Insurance contracts other than short-duration				1,603.6
Liability for unpaid claims				$2,833.1

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2022 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness,
Year	Waiver	Accident and PFML	Group Life
1	7.9%	91.8%	79.6%
2	24.7	8.0	18.5
3	15.4
4	8.3
5	5.8
6	5.2
7	4.3
8	3.4
9	3.2
10	2.6

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness,
	Life Waiver			Accident and PFML			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2022	$1,076.2			$79.7			$73.6
December 31, 2021	1,057.5			73.1			80.2
Range of discount rates
December 31, 2022	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2021	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2022	$209.4			$—			$—
December 31, 2021	208.0			—			—
Interest accretion
For the year ended:
December 31, 2022	$33.0			$—			$—
December 31, 2021	33.8			—			—
December 31, 2020	33.9			—			—

10. Reinsurance

We reinsure a portion of the insurance risks associated with our individual disability, traditional life, universal life, medical and long-term care insurance as well as retail fixed annuity contracts with significant life insurance risk through reinsurance agreements with unaffiliated reinsurance companies, primarily on a quota share, excess loss, yearly renewable term or coinsurance basis. During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life & Annuity Re in which we ceded our in-force U.S. retail fixed annuity and ULSG blocks of business. The economics of the transaction were effective as of January 1, 2022. We use both the reinsurance and deposit methods of accounting for this transaction. For further information about this transaction, refer to Note 1, Nature of Operations and Significant Accounting Policies.

We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2022, and December 31, 2021, we had $14,128.4 million and $1,186.3 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. As of December 31, 2022, and December 31, 2021, $13,660.1 million, or 99.7%, and $578.0 million, or 95.5%, were with our five largest ceded reinsurers, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Premiums and other considerations:
Direct	$5,216.5	$4,869.7	$6,050.4
Assumed	503.5	494.3	439.5
Ceded	(455.7)	(650.0)	(609.1)
Net premiums and other considerations	$5,264.3	$4,714.0	$5,880.8

Benefits, claims and settlement expenses:
Direct	$6,448.3	$6,351.5	$7,615.8
Assumed	775.0	796.1	746.4
Ceded	(1,572.6)	(665.0)	(524.7)
Net benefits, claims and settlement expenses	$5,650.7	$6,482.6	$7,837.5

As of December 31, 2022, we had a $7,900.9 million reinsurance deposit receivable.

Refer to Note 5, Investments, for information on our financing receivables valuation allowance related to the reinsurance recoverable and deposit receivable.

Cost of Reinsurance

A reinsurance asset or liability is established to spread the expected net reinsurance costs or profits over the expected term of the contracts. The cost of reinsurance asset and liability are reported in premiums due and other receivables and liability for future policy benefits and claims, respectively, on the consolidated statements of financial position. The cost of reinsurance asset and liability included on the consolidated statements of financial position were as follows:

	December 31, 2022	December 31, 2021
	(in millions)
Cost of reinsurance asset	$3,689.2	$46.5

Cost of reinsurance liability	$84.2	$22.1

Cost of reinsurance amortization of $84.5 million, $(18.0) million and $67.4 million for the years ended December 31, 2022, 2021 and 2020, respectively, was reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Funds Withheld

The following assets were held in support of our reserves associated with our coinsurance with funds withheld agreement and are reported in the line items shown on the consolidated statements of financial position.

December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$15,693.5
Fixed maturities, trading	100.8
Equity securities	11.0
Mortgage loans	2,810.8
Other investments	179.8
Cash and cash equivalents	1,762.9
Accrued interest income	178.7
Net other liabilities	(33.6)
Net assets	$20,703.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Certain assets are reported at amortized cost while the fair value of those assets is reflected in the funds withheld payable. We had a $20,436.1 million funds withheld payable as of December 31, 2022, which was net of a $3,652.8 million embedded derivative asset. The change in fair value of the embedded derivative was a gain of $3,652.8 million, $0.0 million and $0.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

While the economic benefits of the funds withheld assets flow to Talcott Life & Annuity Re, we retain legal ownership of the assets within the funds withheld account. Guidelines are in place to ensure the investment risk is appropriately managed. Net investment income and net realized capital gains (losses) related to the assets on the consolidated statements of operations is reported net of the amounts that flow to Talcott Life & Annuity Re. The realized gains and losses that do not flow to Talcott Life & Annuity Re are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

Following are the components of net investment income on the funds withheld assets that were passed to Talcott Life & Annuity Re.

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$745.9
Fixed maturities, trading	2.0
Equity securities	0.6
Mortgage loans	98.4
Cash and cash equivalents	18.2
Other	4.8
Total	869.9
Investment expenses	(20.5)
Net investment income	$849.4

Following are the components of net realized capital gains (losses) on the funds withheld assets that were passed to Talcott Life & Annuity Re.

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$(235.5)
Fixed maturities, trading	(6.4)
Equity securities	(2.4)
Mortgage loans	(24.8)
Derivatives	2.7
Other	3.3
Net realized capital losses	$(263.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
11. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2022
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

			December 31, 2021
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) Ltd as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2022 and 2021.

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2022
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$67.1	$0.7	$67.8
Total long-term debt	$67.1	$0.7	$67.8

	December 31, 2021
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$53.8	$0.2	$54.0
Total long-term debt	$53.8	$0.2	$54.0

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2022, ranged from $3.0 million to $15.9 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding principal balances as of December 31, 2021, ranged from $3.1 million to $14.4 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $317.6 million and $198.3 million as of December 31, 2022 and 2021, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
As of December 31, 2022, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2023	$25.3
2024	32.7
2025	0.4
2026	6.5
2027	0.1
Thereafter	2.8
Total future maturities of long-term debt	$67.8

12. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefits) were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Current income taxes (benefits):
U.S. federal	$(142.9)	$96.9	$19.1
State	21.7	11.4	12.6
Tax benefit of operating loss carryforward	—	—	(0.1)
Total current income taxes (benefits)	(121.2)	108.3	31.6
Deferred income taxes (benefits):
U.S. federal	1,243.3	124.4	128.5
State	(4.5)	0.5	—
Total deferred income taxes	1,238.8	124.9	128.5
Income taxes	$1,117.6	$233.2	$160.1

    Our income before income taxes was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Domestic	$5,840.8	$1,686.8	$1,227.5
Total income before income taxes	$5,840.8	$1,686.8	$1,227.5

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2022	2021	2020
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(1)	(4)	(6)
Tax credits	(1)	(3)	(3)
Interest exclusion from taxable income	—	(1)	(1)
Low income housing tax credit amortization	—	1	1
Other	—	—	1
Effective income tax rate	19%	14%	13%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Unrecognized Tax Benefits

    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Balance at beginning of period	$43.9	$45.8	$57.2
Additions based on tax positions related to the current year	—	1.3	1.3
Additions for tax positions of prior years	—	—	17.4
Reductions for tax positions related to the current year	(3.3)	(3.2)	(3.2)
Settlements	—	—	(13.4)
Expired statute of limitations	—	—	(13.5)
Balance at end of period (1)	$40.6	$43.9	$45.8

(1) Our 2022 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.
As of December 31, 2022, 2021 and 2020, we had recognized $1.4 million, $1.2 million and $1.1 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations.
Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2022	2021
	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$1,611.9	$—
Tax credit carryforwards	65.8	—
Employee benefits	26.4	54.2
Intangible assets	17.6	—
Gross deferred income tax assets	1,721.7	54.2
Valuation allowance	(12.3)	(2.8)
Total deferred income tax assets	1,709.4	51.4
Deferred income tax liabilities:
Deferred acquisition costs	(811.0)	(594.5)
Investments, including derivatives	(187.6)	(278.0)
Funds withheld embedded derivative	(767.1)	—
Net unrealized gains on available-for-sale securities	—	(1,070.7)
Real estate	(140.0)	(141.7)
Insurance liabilities	(728.8)	(21.6)
Intangible assets	—	(7.7)
Gain on sale of discontinued operations (1)	(182.1)	(189.5)
Other deferred income tax liabilities	(48.4)	(21.2)
Total deferred income tax liabilities	(2,865.0)	(2,324.9)
Total net deferred income tax liabilities	$(1,155.6)	$(2,273.5)
(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2022	2021
	(in millions)
Deferred income tax assets:
State	$10.8	$—
Net deferred income tax assets	10.8	—
Deferred income tax liabilities:
U.S. federal	(1,166.4)	(2,245.1)
State	—	(28.4)
Net deferred income tax liabilities	(1,166.4)	(2,273.5)
Total net deferred income tax liabilities	$(1,155.6)	$(2,273.5)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax credit carryforwards available to offset future taxable income or income taxes. As of December 31, 2022 and 2021, we had tax credit carryforwards for U.S. federal income tax purposes of $65.8 million and $0.0 million, respectively, primarily attributable to a reinsurance transaction that occurred during 2022. As of December 31, 2022, these carryforwards are anticipated to be utilized before their 2042 expiration, therefore, no valuation allowance has been provided for the related deferred income tax asset.

As of both December 31, 2022 and 2021, state net operating loss carryforwards were $0.3 million and will expire between 2032 and 2040. As of December 31, 2022, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Effects of Tax Legislation

The Inflation Reduction Act of 2022 (“IRA 2022”) was enacted by the U.S. government on August 16, 2022. The IRA 2022 implements a new corporate alternative minimum tax (the Book Minimum Tax or “BMT”) effective January 1, 2023. We are expected to be an “Applicable Corporation,” which requires computation of our U.S. federal income tax liability under two systems, the U.S. regular corporate tax (“RCT”) and the BMT. Although the BMT may apply in any given year when tentative minimum tax (“TMT”) then exceeds the RCT liability, as a “prepayment” the BMT generates a corresponding alternative minimum tax credit (“AMTC”). The AMTC is accounted for as a deferred tax asset (“DTA”) with an indefinite carryover life recoverable in years when the RCT liability then exceeds TMT.

The tax accounting consequences of a change in tax law is required to be recognized in the period legislation is enacted. Generally, a company is also required to consider the impact of new tax law on realizability of its DTAs, including determination of whether a change to their valuation allowance amounts is necessary. We made an accounting policy election to disregard our BMT status when evaluating DTAs under the RCT system associated with the IRA 2022.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to U.S. federal income tax matters. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2013 and did not exam 2013 and 2014. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 and have been received in full as of December 31, 2021. IRS claims for refund filed for tax years 2006 through 2008 were received in September 2020. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020 prior to expiration of the extended statute of limitations. As of December 31, 2022 and 2021, we had $20.7 million and $16.8 million, respectively, of current income tax receivables associated with outstanding audit issues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The IRS is currently auditing PFG’s consolidated U.S. federal income tax returns for tax years 2015-2018. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The extended statute expired on June 30, 2021, for 2009 through 2012 although effectively settled, and the original statute has expired for both 2013 and 2014. Tax years 2015 and forward remain open through statute extensions or the normal statute of limitations. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

13. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula ended on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2022	2021
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(79.2)	$(92.5)
Interest cost	(1.9)	(1.8)
Actuarial gain	17.0	6.4
Participant contributions	(6.4)	(6.1)
Benefits paid	11.9	11.9
Plan transfer due to change in sponsorship	—	2.9
Benefit obligation at end of year	$(58.6)	$(79.2)

Change in plan assets
Fair value of plan assets at beginning of year	$89.5	$751.1
Actual return on plan assets	(15.0)	(0.8)
Employer contribution	1.4	1.5
Participant contributions	6.4	6.1
Benefits paid	(11.9)	(11.9)
Assets re-designated for non-retiree benefits	—	(656.5)
Fair value of plan assets at end of year	$70.4	$89.5

Amount recognized in statement of financial position
Other assets	$11.8	$10.3
Total	$11.8	$10.3

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(18.1)	$(20.7)
Pre-tax accumulated other comprehensive income	$(18.1)	$(20.7)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2022, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rates and actual medical claims costs being lower than previously expected. For the year ended December 31, 2021, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and actual, along with projected, medical claim costs being lower than previously expected.

Effective January 1, 2021, the Long-Term Care Assistance Plan merged with the Principal Welfare Plan for Medicare Eligible Retirees and PFG became the plan sponsor. The result of the plan merger was a liability of $2.9 million moving to PFG. In addition, the net unrecognized actuarial loss of $2.0 million and the prior period service cost of $0.7 million from the long-term care plan moved to PFG with the plan merger.

Effective January 1, 2021, $656.5 million of assets in excess of the expected liability to cover the postretirement medical benefits for retirees were re-designated for non-retiree benefits. The elections were made pursuant to plan provisions, which provide for assets in excess of 125% of expected liabilities to fund other benefits covered under the plans. The re-designated assets, net of associated tax receivable impacts related to a tax adjustment to accumulated other comprehensive income, are not included as part of the asset balances presented in the footnote as they no longer qualify as plan assets in

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
accordance with U.S. GAAP. The re-designated assets are included in equity securities and other investments on our consolidated statements of financial position beginning January 1, 2021.
We did not have any other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets.

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Interest cost	$1.9	$1.8	$2.4
Expected return on plan assets	(3.7)	(3.5)	(34.8)
Amortization of prior service cost	—	—	0.1
Recognized net actuarial (gain) loss	(0.9)	(0.4)	0.2
Net periodic benefit income	$(2.7)	$(2.1)	$(32.1)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.
For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.
For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2022	2021
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$1.7	$(4.1)
Prior service benefit	—	(0.7)
Amortization of net gain	0.9	0.4
Total recognized in pre-tax accumulated other comprehensive (income) loss	$2.6	$(4.4)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(0.1)	$(6.5)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	December 31,
	2022	2021
Discount rate	5.05%	2.55%
Rate of compensation increase	N/A	N/A

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2022	2021	2020
Discount rate (1)	2.55%	2.15%	2.95%
Expected long-term return on plan assets	4.25%	4.25%	4.95%
Rate of compensation increase	N/A	N/A	N/A %

(1)During the second quarter 2020, subsidy increases provided under the long-term care plan were capped at 5% per calendar year. This change was remeasured as of March 31, 2020. A discount rate of 2.95% was used until the remeasurement date at which time a discount rate of 2.90% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.25% expected long-term return on plan assets for 2022 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life and agent medical/life plans were 4.25% and 4.25%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2022	2021
Health care cost trend rate assumed for next year under age 65	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2031	2030

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2022
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	34.7	34.7	—	—
U.S. equity portfolios (2)	25.6	25.6	—	—
International equity portfolios (3)	9.6	9.6	—	—
Total	$70.4	$70.4	$—	$—

	December 31, 2021
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	41.8	41.8	—	—
U.S. equity portfolios (2)	32.9	32.9	—	—
International equity portfolios (3)	14.3	14.3	—	—
Total	$89.5	$89.5	$—	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
Fixed income security portfolios	50%
U.S. equity portfolios	35%
International equity portfolios	15%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2023	$11.6
2024	10.7
2025	9.7
2026	8.6
2027	7.6
2028-2032	30.1

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2022.

14. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against PFG and us. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. A bench trial was held before the district court in November 2020. The court issued its ruling on April 8, 2021, finding in our favor on all claims. The Plaintiff appealed this ruling to the Eighth Circuit Court of Appeals, which upheld the decision in our favor on September 2, 2022. The Plaintiff did not appeal the Eighth Circuit Court of Appeals’ decision; as such, the district court’s ruling in our favor stands.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2022, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.

To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2022.

Guarantees and Indemnifications

    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2022, was approximately $125.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2022 and 2021, the liability balance for guaranty fund assessments, which is not discounted, was $20.6 million and $21.0 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of both December 31, 2022 and 2021, $9.7 million related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Leases

    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

The lease assets and liabilities were as follows:

	December 31,
	2022	2021
	(in millions)
Assets
Operating lease assets (1)	$116.9	$125.6
Finance lease assets (1)	82.4	94.2
Total lease assets	$199.3	$219.8

Liabilities
Operating lease liabilities (2)	$112.2	$118.3
Finance lease liabilities (2)	83.0	94.8
Total lease liabilities	$195.2	$213.1

(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$34.0	$30.5	$20.4
Interest on lease liabilities	1.2	1.0	1.0
Operating lease cost (1)	34.6	37.6	30.5
Other lease cost (1) (2)	9.5	7.3	5.8
Sublease income (3)	(1.5)	(1.7)	(1.6)
Total lease cost	$77.8	$74.7	$56.1

(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Payments for operating leases for the years ended December 31, 2022, 2021 and 2020, were $32.0 million, $36.0 million and $40.7 million, respectively. Payments for finance leases for the years ended December 31, 2022, 2021 and 2020, were $35.1 million, $31.4 million and $21.2 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2023	$25.6	$35.0	$60.6
2024	22.3	30.2	52.5
2025	18.8	14.6	33.4
2026	15.7	5.0	20.7
2027	11.6	0.4	12.0
2028 and thereafter	32.2	—	32.2
Total lease payments	126.2	85.2	211.4
Less: interest	14.0	2.2	16.2
Present value of lease liabilities	$112.2	$83.0	$195.2

The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2022	2021	2020
Weighted-average remaining lease term (in years):
Operating leases	7.7	7.8	8.1
Finance leases	2.8	3.2	3.0

Weighted-average discount rate:
Operating leases	2.5%	2.2%	2.4%
Finance leases	1.7%	1.1%	1.8%

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2022
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(12,980.4)	$2,753.0	$(10,227.4)
Reclassification adjustment for losses included in net income (1)	333.3	(70.4)	262.9
Adjustments for assumed changes in amortization patterns	926.6	(194.6)	732.0
Adjustments for assumed changes in policyholder liabilities	486.1	(102.0)	384.1
Net unrealized losses on available-for-sale securities	(11,234.4)	2,386.0	(8,848.4)

Net unrealized losses on derivative instruments during the period	(1.3)	0.3	(1.0)
Reclassification adjustment for gains included in net income (2)	(28.0)	5.8	(22.2)
Adjustments for assumed changes in amortization patterns	7.3	(1.6)	5.7
Adjustments for assumed changes in policyholder liabilities	(2.9)	0.6	(2.3)
Net unrealized losses on derivative instruments	(24.9)	5.1	(19.8)

Unrecognized postretirement benefit obligation during the period	(1.7)	0.4	(1.3)
Amortization of amounts included in net periodic benefit cost (3)	(0.9)	0.1	(0.8)
Net unrecognized postretirement benefit obligation	(2.6)	0.5	(2.1)

Other comprehensive loss	$(11,261.9)	$2,391.6	$(8,870.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	171.4	(36.0)	135.4
Adjustments for assumed changes in policyholder liabilities	1,288.6	(270.5)	1,018.1
Net unrealized losses on available-for-sale securities	(832.8)	179.7	(653.1)

Net unrealized gains on derivative instruments during the period	66.7	(14.0)	52.7
Reclassification adjustment for gains included in net income (2)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	1.6	(0.4)	1.2
Net unrealized gains on derivative instruments	42.6	(9.0)	33.6

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (3)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive loss	$(788.3)	$170.3	$(618.0)

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (2)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (3)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2

(1)     Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(3) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Accumulated Other Comprehensive Income (Loss)

		Noncredit
	Net unrealized	component of	Net unrealized	Unrecognized	Accumulated
	gains (losses) on	impairment losses	gains on	postretirement	other
	available-for-sale	on fixed maturities	derivative	benefit	comprehensive
	securities (1)	available-for-sale	instruments	obligation	income (loss)
	(in millions)
Balances as of January 1, 2020	$2,602.9	$(44.1)	$53.7	$8.2	$2,620.7
Other comprehensive income during
the period, net of adjustments	1,428.7	—	(13.2)	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	4.7	1,366.2
Effects of implementation of
accounting change related to
credit losses, net	(44.1)	44.1	—	—	—
Balances as of December 31, 2020	3,955.5	—	18.5	12.9	3,986.9
Other comprehensive loss during
the period, net of adjustments	(669.3)	—	53.7	1.8	(613.8)
Amounts reclassified from AOCI	16.2	—	(20.1)	(0.3)	(4.2)
Other comprehensive loss	(653.1)	—	33.6	1.5	(618.0)
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	2.0	2.0
Balances as of December 31, 2021	3,302.4	—	52.1	16.4	3,370.9
Other comprehensive loss during
the period, net of adjustments	(9,111.3)	—	2.4	(1.3)	(9,110.2)
Amounts reclassified from AOCI	262.9	—	(22.2)	(0.8)	239.9
Other comprehensive loss	(8,848.4)	—	(19.8)	(2.1)	(8,870.3)
Adjustments for reinsurance (2)	124.4	—	7.4	—	131.8
Balances as of December 31, 2022	$(5,421.6)	$—	$39.7	$14.3	$(5,367.6)

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $1.8 million, $0.6 million and $2.6 million as of December 31, 2022, 2021 and 2020, respectively.
(2)Reflects the January 1, 2022, balance associated with our ULSG business that was ceded to Talcott Life & Annuity Re.

Dividend Limitations

Under Iowa law, we may pay dividends or make other distributions only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2022 statutory results, we could pay approximately $430.1 million in ordinary stockholder dividends in 2023 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2023, some or all of such dividends may be extraordinary and require regulatory approval.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2022.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2022, less than 4% of our total fixed maturities were Level 3 securities valued using internal pricing models.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses utilize the secured overnight financing rate (“SOFR”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the SOFR curve to value our positions. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts, which include interest rate swaps and have included swaptions, we use discounted cash flow valuation techniques to determine the fair value using observable swap curves as the inputs. These are reflected in Level 2. We have forward contracts for which we obtain prices from third party pricing vendors. These

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we had interest rate options that were valued using broker quotes. These were reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. Currency forwards are valued using observable market inputs, including forward currency exchange rates. These are reflected in Level 2. In addition, we had a limited number of non-standard currency swaps that were valued using broker quotes. These were reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, equity method real estate investments for which the fair value option was elected and certain redeemable and nonredeemable preferred stock.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Equity method real estate investments for which the fair value option was elected were reflected in Level 3. The equity method real estate investments consisted of underlying real estate and debt. The real estate fair value was estimated using a discounted cash flow valuation model that utilized public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value was estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. The redeemable preferred stock was sold in the third quarter of 2020.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Funds Withheld Payable

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis, which is reflected in Level 3. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments. The fair value of these assets is determined as previously described.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2022
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,715.9	$—	$1,354.0	$361.9	$—
Non-U.S. governments	520.4	—	—	520.4	—
States and political subdivisions	6,168.3	—	—	6,099.2	69.1
Corporate	33,184.8	—	26.6	31,589.9	1,568.3
Residential mortgage-backed pass-
through securities	2,170.9	—	—	2,170.9	—
Commercial mortgage-backed securities	4,827.5	—	—	4,824.1	3.4
Collateralized debt obligations (1)	4,560.2	—	—	4,504.0	56.2
Other debt obligations	6,483.3	—	—	6,015.5	467.8
Total fixed maturities, available-for-sale	59,631.3	—	1,380.6	56,085.9	2,164.8
Fixed maturities, trading	634.0	—	78.6	449.2	106.2
Equity securities	53.1	—	14.8	38.3	—
Derivative assets (2)	256.6	—	—	256.5	0.1
Other investments	82.8	81.4	—	—	1.4
Cash equivalents	2,776.4	—	930.3	1,846.1	—
Sub-total excluding separate account
assets	63,434.2	81.4	2,404.3	58,676.0	2,272.5

Separate account assets	120,279.6	9,120.9	91,424.2	18,700.4	1,034.1
Total assets	$183,713.8	$9,202.3	$93,828.5	$77,376.4	$3,306.6

Liabilities
Investment and universal life contracts (3)	$58.9	$—	$—	$—	$58.9
Funds withheld payable embedded
derivative (3)	3,652.8	—	—	—	3,652.8
Derivative liabilities (2)	(612.3)	—	—	(608.2)	(4.1)
Total liabilities	$3,099.4	$—	$—	$(608.2)	$3,707.6

Net assets	$186,813.2	$9,202.3	$93,828.5	$76,768.2	$7,014.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,937.0	$—	$1,587.0	$350.0	$—
Non-U.S. governments	947.1	—	—	947.1	—
States and political subdivisions	9,216.4	—	—	9,124.0	92.4
Corporate	42,965.1	—	41.5	42,089.3	834.3
Residential mortgage-backed pass-
through securities	2,342.3	—	—	2,342.3	—
Commercial mortgage-backed securities	5,513.7	—	—	5,494.5	19.2
Collateralized debt obligations (1)	3,533.5	—	—	3,447.7	85.8
Other debt obligations	7,441.8	—	—	7,399.7	42.1
Total fixed maturities, available-for-sale	73,896.9	—	1,628.5	71,194.6	1,073.8
Fixed maturities, trading	233.3	—	0.5	227.9	4.9
Equity securities	508.2	—	463.5	44.7	—
Derivative assets (2)	326.2	—	—	325.6	0.6
Other investments	94.1	92.7	—	—	1.4
Cash equivalents	753.0	—	—	753.0	—
Sub-total excluding separate account
assets	75,811.7	92.7	2,092.5	72,545.8	1,080.7

Separate account assets	147,529.0	8,942.9	114,735.5	22,904.6	946.0
Total assets	$223,340.7	$9,035.6	$116,828.0	$95,450.4	$2,026.7

Liabilities
Investment and universal life contracts (3)	$(320.9)	$—	$—	$—	$(320.9)
Derivative liabilities (2)	(142.3)	—	—	(142.3)	—
Total liabilities	$(463.2)	$—	$—	$(142.3)	$(320.9)

Net assets	$222,877.5	$9,035.6	$116,828.0	$95,308.1	$1,705.8

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.8 million and $10.2 million as of December 31, 2022 and December 31, 2021, respectively. Separate account assets using the NAV practical expedient consist of hedge funds and a real estate fund with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2022

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2022	income (2)	income (3)	(4)	Level 3	Level 3	2022
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$92.4	$—	$(23.5)	$(1.6)	$12.0	$(10.2)	$69.1
Corporate	834.3	(4.8)	(28.6)	626.3	176.3	(35.2)	1,568.3
Commercial mortgage-backed
securities	19.2	—	(1.0)	(4.6)	—	(10.2)	3.4
Collateralized debt obligations	85.8	—	(1.0)	151.8	—	(180.4)	56.2
Other debt obligations	42.1	(0.3)	(20.4)	474.2	—	(27.8)	467.8
Total fixed maturities,
available-for-sale	1,073.8	(5.1)	(74.5)	1,246.1	188.3	(263.8)	2,164.8
Fixed maturities, trading	4.9	(0.6)	—	72.9	29.0	—	106.2
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets (1)	946.0	112.0	—	(23.9)	—	—	1,034.1

Liabilities
Investment and universal life
contracts	(320.9)	363.9	—	15.9	—	—	58.9
Funds withheld payable
embedded derivative	—	3,652.8	—	—	—	—	3,652.8

Derivatives
Net derivative assets (liabilities)	0.6	(4.0)	(0.3)	—	—	(0.3)	(4.0)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2021	income (2)	income (3)	(4)	Level 3	Level 3	2021
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed
securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities,
available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life
contracts	(414.4)	67.0	—	26.5	—	—	(320.9)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2020	income (2)	income (3)	(4)	Level 3	Level 3	2020
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118.0	$342.0	$(255.2)	$290.8
Commercial mortgage-backed
securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities,
available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life
contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$(1.3)	$(4.6)	$—
Commercial mortgage-backed securities	—	(1.0)	(1.2)
Collateralized debt obligations	—	(2.0)	(2.2)
Total fixed maturities, available-for-sale	(1.3)	(7.6)	(3.4)
Fixed maturities, trading	(0.6)	—	—
Other investments	—	12.5	5.3
Separate account assets	89.8	90.5	385.5

Liabilities
Investment and universal life contracts	349.4	65.9	(251.1)
Funds withheld payable embedded derivative	3,652.8	—	—

Derivatives
Net derivative assets (liabilities)	(4.0)	—	9.9

(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(21.7)	$12.5	$—
Corporate	(19.8)	(0.7)	11.9
Commercial mortgage-backed securities	(0.5)	(0.4)	1.5
Collateralized debt obligations	—	1.9	(0.3)
Total fixed maturities, available-for-sale	(42.0)	13.3	13.1

Derivatives
Net derivative assets (liabilities)	(0.2)	—	—

(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2022
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.6)	$(1.6)
Corporate	817.3	(50.4)	—	(140.6)	626.3
Commercial mortgage-backed securities	—	(4.1)	—	(0.5)	(4.6)
Collateralized debt obligations	151.9	—	—	(0.1)	151.8
Other debt obligations	487.4	(8.2)	—	(5.0)	474.2
Total fixed maturities, available-for-sale	1,456.6	(62.7)	—	(147.8)	1,246.1
Fixed maturities, trading	106.9	(32.6)	—	(1.4)	72.9
Separate account assets (5)	11.8	(4.5)	(50.0)	18.8	(23.9)

Liabilities
Investment and universal life contracts	—	—	(7.4)	23.3	15.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(16.4)	42.9	26.5

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)

(5)    Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2022
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$12.0	$—	$10.2
Corporate	—	176.3	—	35.2
Commercial mortgage-backed securities	—	—	—	10.2
Collateralized debt obligations	—	—	—	180.4
Other debt obligations	—	—	—	27.8
Total fixed maturities, available-for-sale	—	188.3	—	263.8
Fixed maturities, trading	—	29.0	—	—

Derivatives
Net derivative assets (liabilities)	—	—	—	0.3

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$342.0	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3

Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

Assets transferred into Level 3 during 2022, 2021 and 2020, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2022, 2021 and 2020, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. The funds withheld payable embedded derivative is excluded from the table as the determination of its fair value incorporates the fair value of the invested assets supporting the reinsurance agreement. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,479.9	Discounted cash flow	Discount rate (1)	2.7%-33.1%	11.0%
			Illiquidity premium	0 basis points ("bps")-467bps	50bps
			Comparability adjustment	(16)bps-0bps	(11)bps
Collateralized debt obligations	39.5	Discounted cash flow	Discount rate (1)	4.4%	4.4%
			Comparability adjustment	55bps	55bps
Other debt obligations	467.8	Discounted cash flow	Discount rate (1)	5.6%-8.2%	7.6%
			Illiquidity premium	0bps-260bps	220bps
			Comparability adjustment	1bps-139bps	77bps
Fixed maturities, trading	92.5	Discounted cash flow	Discount rate (1)	9.6%-15.2%	11.0%
Separate account assets	1,034.1	Discounted cash flow - real estate	Discount rate (1)	5.5%-10.0%	7.0%
			Terminal capitalization rate	4.5%-9.5%	5.8%
			Average market rent growth rate	2.0%-3.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	43.6%-62.2%	50.6%
			Market interest rate	5.3%-8.6%	6.6%

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Liabilities
Investment and universal life contracts (6)	58.9	Discounted cash flow	Long duration interest rate	2.4%-4.1% (3)	3.7%
			Long-term equity market volatility	17.8%-36.9%	21.9%
			Nonperformance risk	0.9%-2.0%	1.6%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.0%	4.7%
			Mortality rate	See note (5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$829.9	Discounted cash flow	Discount rate (1)	0.9%-15.5%	6.8%
			Illiquidity premium	0 bps-70bps	6bps
		Market comparables	Potential loss severity	39.4%	39.4%
			Probability of default	100.0%	100.0%
Commercial mortgage-backed securities	3.5	Discounted cash flow	Discount rate (1)	3.7%	3.7%
Collateralized debt obligations	45.9	Discounted cash flow	Discount rate (1)	3.0%-5.3%	4.0%
			Illiquidity premium	0bps-385bps	255bps
Other debt obligations	22.1	Discounted cash flow	Discount rate (1)	3.0%-10.0%	3.3%
			Illiquidity premium	225bps-500bps	237bps
Fixed maturities, trading	4.9	Discounted cash flow	Discount rate (1)	7.5%	7.5%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	946.0	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%	1.4%
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-10.0%	6.6%
			Terminal capitalization rate	4.3%-9.3%	5.6%
			Average market rent growth rate	1.6%-3.6%	2.7%
		Discounted cash flow - real estate debt	Loan to value	40.1%-58.5%	46.0%
			Market interest rate	2.5%-3.1%	2.7%

Liabilities
Investment and universal life contracts (6)	(320.9)	Discounted cash flow	Long duration interest rate	1.9% (3)	1.9%
			Long-term equity market volatility	19.8%-32.5%	22.5%
			Nonperformance risk	0.3%-1.1%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.0%	4.7%
			Mortality rate	See note (5)

(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(4)This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(6)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
cover guaranteed withdrawals. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative.

The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. The use of a higher or lower assumption of the number of contractholders taking withdrawals would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2022, 2021 and 2020.

Fair Value Option

We elected fair value accounting for:
•Certain real estate ventures that were subject to the equity method of accounting because the nature of the investments was to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments were not fair valued because the investments mainly generated income from the operations of the underlying properties. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The following table presents information regarding the consolidated statements of operations impact of assets for which the fair value option was elected.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Real estate ventures
Change in fair value pre-tax gain (1)	$—	$12.5	$5.3

(1)Reported in net investment income on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2022
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$19,722.4	$17,847.1	$—	$—	$17,847.1
Policy loans	770.2	749.5	—	—	749.5
Other investments	230.0	217.4	—	112.9	104.5
Cash and cash equivalents	552.9	552.9	552.9	—	—
Reinsurance deposit receivable	7,900.9	6,859.9	—	—	6,859.9
Cash collateral receivable	262.8	262.8	262.8	—	—
Investment contracts	(34,919.4)	(31,915.2)	—	(7,278.9)	(24,636.3)
Long-term debt	(67.8)	(60.5)	—	—	(60.5)
Separate account liabilities	(107,227.6)	(106,410.4)	—	—	(106,410.4)
Bank deposits (1)	(352.4)	(336.3)	—	(336.3)	—
Cash collateral payable	(285.1)	(285.1)	(285.1)	—	—

	December 31, 2021
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$18,908.3	$19,842.3	$—	$—	$19,842.3
Policy loans	705.0	888.9	—	—	888.9
Other investments	290.4	281.2	—	185.0	96.2
Cash and cash equivalents	475.6	475.6	475.6	—	—
Cash collateral receivable	2.0	2.0	2.0	—	—
Investment contracts	(35,249.5)	(35,534.9)	—	(7,454.3)	(28,080.6)
Long-term debt	(54.0)	(38.0)	—	—	(38.0)
Separate account liabilities	(131,096.8)	(130,152.8)	—	—	(130,152.8)
Bank deposits (1)	(373.3)	(372.8)	—	(372.8)	—
Cash collateral payable	(204.4)	(204.4)	(204.4)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
We cede certain term, universal life and Closed Block life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2022 and 2021, our affiliated reinsurance subsidiaries assumed statutory reserves of $17,815.1 million and $10,085.7 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2022 and 2021, assets admitted under these practices totaled $3,748.4 million and $4,146.0 million, respectively. Additionally, one of our affiliated reinsurance subsidiaries in Vermont ceded $9,956.9 million of the ULSG reserves it assumed from us to Talcott Life & Annuity Re as of December 31, 2022.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2022, we met the minimum RBC requirements.

Our statutory net income (loss) and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2022	2021	2020
	(in millions)
Statutory net income (loss)	$(1,563.1)	$864.0	$915.9
Statutory capital and surplus	4,304.4	5,375.2	5,682.4

18. Segment Information

    We provide financial products and services through the following segments: Retirement and Income Solutions and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals. The segment is organized into Retirement and Income Solutions – Fee, which includes workplace savings and retirement solutions (formerly known as "full service accumulation"), trust and custody services and individual variable annuities; and Retirement and Income Solutions – Spread, which includes investment only, pension risk transfer, banking services and our exited retail fixed annuities business.

The U.S. Insurance Solutions segment focuses on solutions for small-to-mid sized businesses and their employees. The segment is organized into Specialty Benefits insurance, which provides group dental and vision insurance, individual and group disability insurance, group life insurance, critical illness, accident, paid family and medical leave and non-medical fee-for-service claims administration; and Individual Life insurance, which includes universal life, variable universal life, indexed universal life, traditional life insurance and our exited ULSG business.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax income (loss) from exited business, pre-tax other adjustments that management believes are not indicative of overall operating trends and noncontrolling interest. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The pre-tax net realized capital gains (losses), as adjusted, excluded from pre-tax operating earnings reflects consolidated U.S. GAAP pre-tax net realized capital gains (losses) excluding the following items that are included in pre-tax operating earnings:
•Periodic settlements and accruals on derivative instruments not designated as hedging instruments,
•Certain market value adjustments of derivatives and embedded derivatives and
•Certain market value adjustments of derivative instruments used to economically hedge embedded derivatives.

Pre-tax income (loss) from exited business includes amounts associated with our exited U.S. retail fixed annuity and ULSG businesses, including strategic review costs and impacts, amortization of reinsurance gain (loss), impacts to actuarial balances of reinsured businesses, net realized capital gains (losses) on funds withheld assets and the change in fair value of the funds withheld embedded derivative. The strategic review costs and impacts primarily include actuarial balance re-cohorting impacts resulting from the Strategic Review and costs to close the Reinsurance Transaction. Impacts to actuarial balances of reinsured business primarily include DAC amortization.

Pre-tax net realized capital gains (losses), as adjusted, are further adjusted for:
•Amortization of hedge accounting book value adjustments for certain discontinued hedges,
•Certain hedge accounting market value revenue adjustments,
•Certain market value adjustments to fee revenues,
•Recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services,
•Related changes in the amortization pattern of DAC and related actuarial balances,
•Certain hedge accounting market value expense adjustments and
•Net realized capital gains (losses) distributed.

Segment operating revenues reflect consolidated U.S. GAAP total revenues excluding:
•Net realized capital gains (losses), except periodic settlements and accruals on derivatives not designated as hedging instruments and certain market value adjustments of derivative instruments used to economically hedge embedded derivatives, and their impact on:
•Amortization of hedge accounting book value adjustments for certain discontinued hedges,
•Certain hedge accounting market value revenue adjustments,
•Certain market value adjustments to fee revenues,
•Recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services.
•Pre-tax revenues from exited business,
•Pre-tax other adjustments and income taxes of equity method investments and
•Pre-tax other adjustments management believes are not indicative of overall operating trends.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of: (1) OPEB cost allocations, (2) certain expenses deemed to benefit the entire organization and (3) income tax allocations. For purposes of determining pre-tax operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment reflects the non-service components of other postretirement benefit costs as assumptions are established and funding decisions are managed from a company-wide perspective. Additionally, the Corporate segment reflects expenses that benefit the entire organization for which the segments are not able to influence the spend. This includes expenses such as acquisition and disposition costs, among others. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining non-GAAP operating earnings, the segments are allocated tax adjustments consistent with the positions PFG took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2022	December 31, 2021
	(in millions)
Assets:
Retirement and Income Solutions	$202,518.1	$220,777.3
U.S. Insurance Solutions	39,907.5	32,344.7
Corporate	788.6	2,226.3
Total consolidated assets	$243,214.2	$255,348.3

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$2,236.2	$2,141.7	$1,808.8
Retirement and Income Solutions - Spread	3,721.3	4,187.3	5,353.7
Total Retirement and Income Solutions (1)	5,957.5	6,329.0	7,162.5
U.S. Insurance Solutions:
Specialty Benefits insurance	2,981.6	2,706.8	2,522.7
Individual Life insurance	1,325.9	2,047.1	1,945.8
Eliminations	(0.3)	(0.1)	(0.1)
Total U.S. Insurance Solutions	4,307.2	4,753.8	4,468.4
Corporate	60.5	67.4	37.9
Total segment operating revenues	10,325.2	11,150.2	11,668.8
Net realized capital losses, net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Revenues from exited business (2)	4,447.2	—	—
Total revenues per consolidated statements of operations	$14,725.5	$11,008.8	$11,664.9

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$1,159.9	$1,292.4	$1,065.7
U.S. Insurance Solutions	526.8	461.8	232.1
Corporate	(117.2)	(40.7)	(3.9)
Total segment pre-tax operating earnings	1,569.5	1,713.5	1,293.9
Pre-tax net realized capital losses, as adjusted (3)	(88.0)	(51.0)	(85.8)
Pre-tax income from exited business (4)	4,297.1	—	—
Adjustments related to equity method investments and
noncontrolling interest	62.2	24.3	19.4
Income before income taxes per consolidated statements
of operations	$5,840.8	$1,686.8	$1,227.5

(1)     Reflects inter-segment revenues of $27.2 million, $18.9 million and $18.9 million for the years ended December 31, 2022, 2021 and 2020, respectively.
(2) Revenues from exited business is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	32.4	—	—
Amortization of reinsurance gain	12.6	—	—
Total revenues from exited business	$4,447.2	$—	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
(3) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(1.2)	$(18.5)	$105.6
Derivative and hedging-related revenue adjustments	(41.7)	(119.4)	(119.3)
Market value adjustments to fee revenues	0.7	(0.6)	(1.6)
Recognition of front-end fee revenue	(4.7)	(2.9)	11.4
Net realized capital losses, net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Amortization of deferred acquisition costs and other actuarial balances	2.5	11.1	(26.8)
Capital (gains) losses distributed	0.5	(0.5)	(0.1)
Market value adjustments of embedded derivatives	(44.1)	79.8	(55.0)
Pre-tax net realized capital losses, as adjusted (a)	$(88.0)	$(51.0)	$(85.8)

(a)As adjusted before noncontrolling interest capital gains (losses).

(4) Pre-tax income (loss) from exited business included:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Pre-tax income from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	(57.1)	—	—
Amortization of reinsurance loss	(82.5)	—	—
Impacts to actuarial balances of reinsured business	34.5	—	—
Total pre-tax income from exited business	$4,297.1	$—	$—

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining non-GAAP operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$138.8	$170.4	$133.3
U.S. Insurance Solutions	100.7	90.5	46.3
Corporate	(8.2)	(14.3)	(6.3)
Total segment income taxes from operating earnings	231.3	246.6	173.3
Tax benefit related to net realized capital losses, as adjusted	(21.7)	(13.5)	(13.2)
Tax expense related to exited business (1)	908.0	—	—
Certain adjustments related to equity method investments	—	0.1	—
Total income taxes per consolidated statements of operations	$1,117.6	$233.2	$160.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
(1) Income tax expense related to exited business is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Income tax expense related to exited business:
Change in fair value of funds withheld embedded derivative	$767.1	$—	$—
Net realized capital gains on funds withheld assets	157.4	—	—
Strategic review costs and impacts	(6.3)	—	—
Amortization of reinsurance gain	(17.4)	—	—
Impacts to actuarial balances of reinsured business	7.2	—	—
Total income tax expense related to exited business	$908.0	$—	$—
The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$58.0	$53.0	$38.8
U.S. Insurance Solutions	18.9	19.3	20.2
Corporate	5.2	9.8	4.4
Total segment depreciation and amortization expense included
in pre-tax operating earnings	82.1	82.1	63.4
Depreciation and amortization expense related to exited business	26.9	—	—
Total depreciation and amortization expense included in our
consolidated statements of operations	$109.0	$82.1	$63.4

19. Revenues from Contracts with Customers

    The following tables summarize disaggregation of revenues from contracts with customers, including select financial information by segment, and reconcile totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenue from contracts with customers by segment:
Retirement and Income Solutions:
Retirement and Income Solutions – Fee	$522.2	$399.3	$250.5
Retirement and Income Solutions – Spread	11.4	9.9	8.6
Total Retirement and Income Solutions	533.6	409.2	259.1
U.S. Insurance Solutions:
Specialty Benefits insurance	12.2	12.1	12.1
Individual Life insurance	64.4	60.1	48.4
Eliminations	—	(0.1)	(0.1)
Total U.S. Insurance Solutions	76.6	72.1	60.4
Corporate	(0.8)	(1.0)	(0.8)
Total segment revenue from contracts with customers	609.4	480.3	318.7
Adjustments for fees and other revenues not within the scope of
revenue recognition guidance (1)	1,557.5	2,202.8	2,025.1
Pre-tax other adjustments (2)	41.0	(3.5)	9.8
Total fees and other revenues per consolidated statements of
operations	$2,207.9	$2,679.6	$2,353.6
(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.
(2)     Pre-tax other adjustments relate to revenues from exited business and the recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and certain market value adjustments to fee revenues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Retirement and Income Solutions - Fee

Retirement and Income Solutions - Fee offers service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust and custody services are also available through our trust company. Furthermore, services and trust agreements are offered to non-retirement customers including insurance companies, endowments and other financial institutions.

Fees and other revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust and custody, asset management and investment services. Fees and other revenues are earned for administrative activities performed for non-retirement plan customers including trust and custody services, defined benefit administration and investment management activities. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Administrative service fee revenue	$519.2	$395.9	$248.4
Other fee revenue	3.0	3.4	2.1
Total revenues from contracts with customers	522.2	399.3	250.5
Fees and other revenues not within the scope of revenue
recognition guidance	1,187.0	1,299.6	1,130.4
Total fees and other revenues	1,709.2	1,698.9	1,380.9
Premiums and other considerations	—	0.5	4.9
Net investment income	527.0	442.3	423.0
Total operating revenues	$2,236.2	$2,141.7	$1,808.8

Retirement and Income Solutions - Spread

    Retirement and Income Solutions – Spread offers individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
    The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Deposit account fee revenue	$10.2	$9.2	$8.4
Commission income	1.2	0.7	0.2
Total revenues from contracts with customers	11.4	9.9	8.6
Fees and other revenues not within the scope of revenue
recognition guidance	2.9	7.9	9.5
Total fees and other revenues	14.3	17.8	18.1
Premiums and other considerations	1,959.7	1,883.1	3,216.0
Net investment income	1,747.3	2,286.4	2,119.6
Total operating revenues	$3,721.3	$4,187.3	$5,353.7

U.S. Insurance Solutions

    Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for fee-for-service products, nonqualified benefit plans, separate accounts and dental networks. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.
Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Specialty Benefits insurance:
Administrative service fees	$12.2	$12.1	$12.1
Total revenues from contracts with customers	12.2	12.1	12.1
Fees and other revenues not within the scope of revenue
recognition guidance	18.5	19.0	19.2
Total fees and other revenues	30.7	31.1	31.3
Premiums and other considerations	2,771.1	2,496.5	2,330.8
Net investment income	179.8	179.2	160.6
Total operating revenues	$2,981.6	$2,706.8	$2,522.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Individual Life insurance:
Administrative service fees	$26.9	$26.2	$21.6
Commission income	37.5	33.9	26.8
Total revenues from contracts with customers	64.4	60.1	48.4
Fees and other revenues not within the scope of revenue
recognition guidance	333.2	858.8	849.5
Total fees and other revenues	397.6	918.9	897.9
Premiums and other considerations	535.9	333.9	329.1
Net investment income	392.4	794.3	718.8
Total operating revenues	$1,325.9	$2,047.1	$1,945.8

Corporate

The Corporate segment includes inter-segment eliminations of fees and other revenues. The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Eliminations	$(0.8)	$(1.0)	$(0.8)
Total revenues from contracts with customers	(0.8)	(1.0)	(0.8)
Fees and other revenues not within the scope of revenue
recognition guidance	15.9	17.5	16.5
Total fees and other revenues	15.1	16.5	15.7
Premiums and other considerations	(2.1)	—	—
Net investment income	47.5	50.9	22.2
Total operating revenues	$60.5	$67.4	$37.9

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $43.0 million and $41.8 million as of December 31, 2022 and 2021, respectively.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2022, 2021 and 2020, $7.6 million, $7.4 million and $7.2 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
20. Stock-Based Compensation Plans

As of December 31, 2022, our ultimate parent, PFG, sponsored the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. No new grants will be made under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan or the Stock Incentive Plan. Under the terms of the 2021 Stock Incentive Plan grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. As part of our fair value process, for each stock-based compensation plan, we assess the impact of material nonpublic information on PFG’s share price or expected volatility, as applicable, at the time of grant. No awards in 2022 required a fair value adjustment.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Compensation cost	$22.2	$25.2	$24.4
Related income tax benefit	4.6	4.3	4.0
Capitalized as part of an asset	1.2	1.4	1.5

Nonqualified Stock Options
    No nonqualified stock options were granted to employees during 2022. Previously, nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2022	2021	2020
Expected volatility	—%	34.2%	25.7%
Expected term (in years)	—	7.0	7.0
Risk-free interest rate	—%	1.2%	1.3%
Expected dividend yield	—%	3.82%	4.33%
Weighted average estimated fair value	$—	$15.67	$9.64

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2022, we had $0.8 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.0 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Performance Share Awards

    Performance share awards were granted to certain employees under the 2021 Stock Incentive Plan, 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Effective in 2022, we added a relative total shareholder return modifier to the performance share awards under which the number of shares ultimately granted is also impacted by our actual shareholder return relative to PFG’s S&P 500 Financial Sector Index peer group. The fair value of performance share awards is determined using a Monte Carlo simulation model. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The weighted-average grant-date fair value of performance share awards granted during 2022, 2021 and 2020 was $66.62, $58.68 and $51.73, respectively.

As of December 31, 2022, we had $8.4 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2021 Stock Incentive Plan and the 2014 Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2022, 2021 and 2020 was $69.80, $59.38 and $49.33, respectively.
As of December 31, 2022, we had $32.8 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.8 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of our common stock at a price equal to 90% of the shares' fair market value as of the end of the purchase period. Prior to 2022 employees were able to purchase shares of our common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever was lower.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $7.31, $15.64 and $11.33 during 2022, 2021 and 2020, respectively.

PART C
OTHER INFORMATION

Item 27.    Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)
Resolution of Board of Directors of the Depositor - Filed as Ex-99(b)(1) on 05/05/1999 (Accession No. 0000009713-99-000023). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(1)	Distribution Agreement - Filed as Ex-99(3)(a) on 03/01/1996 (Accession No. 0000009713-96-000016). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Selling Agreement - Filed as Ex-99(3)(b) on 04/20/1999 (Accession No. 0000009713-99-000009). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(d)	Contracts - Exhibits (d1) and (d2) filed on 03/01/1996 (Accession No. 0000009713-96-000016) were originally filed in paper format. Accordingly, hyperlinks have not been provided.
	(1)	Form of Variable Annuity Contract - Filed as Ex-99(4a) on 03/01/1996
	(2)	Form of Variable Annuity Contract - Filed as Ex-99(4b) on 03/01/1996

(e)	Applications
	(1)	Form of Variable Annuity Application - Filed as Ex-99(5) on 03/01/1996 (Accession No. 0000009713-96-000016). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(f)
Depositor's Certificate of Incorporation and By-laws - Exhibits (f1) and (f2) filed on 03/01/1996 (Accession No. 0000009713-96-000016) were originally filed in paper format. Accordingly, hyperlinks have not been provided.

	(1)	Articles of Incorporation of the Depositor - Filed as Ex-99(6a) on 03/01/1996
	(2)	Bylaws of Depositor - Filed as Ex-99(6b) on 03/01/1996

(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements
1. AllianceBernstein
	(a)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(b)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(c)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(d)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(e)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

2. American Century
(a)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Services Agreement dated 03/20/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Rule 22c-2 Agreement with American Century Investment Management Inc., (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

3. American Funds
(a)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

4. BlackRock
(a)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(b)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(c)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)

5. Columbia
(a)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(b)	Columbia Management Investment Distributors, Inc. Service Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)

6. Delaware Distributors
(a)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(e)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

7. DWS
(a)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(c)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

8. Fidelity
(a)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(c)	Service Agreement dated 03/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

9. Franklin Templeton
(a)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(l)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000049)
(n)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000049)
(o)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(p)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(q)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

10. Goldman Sachs
(a)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

(b)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Rule 22c-2 Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(i)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

11. Guggenheim
(a)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(b)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(c)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(d)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)

12. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	AIM Variable Insurance Funds Amendment to Participation Agreement dated 04/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	AIM Advisors, Inc. First Amendment to the Administrative Services Agreement dated 04/30/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	AIM Advisors, Inc. Second Amendment & Joinder to the Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(h)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(i)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

13. Invesco Oppenheimer (formerly Oppenheimer)
(a)	Oppenheimer Variable Account Funds Participation Agreement dated 12/21/2007 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(b)	Oppenheimer Variable Account Funds Participation Agreement Amendment No. 1 dated 11/09/2011 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(c)	Oppenheimer Funds, Inc. Administrative Services Agreement Letter dated 12/21/2007 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(d)	Oppenheimer Funds, Inc. Amendment No. 1 to Administrative Services Agreement Letter dated 11/09/2011 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
14. Janus
(a)	Janus Aspen Series Participation Agreement (Service Shares) dated 04/28/2000, as amended 08/20/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(b)	Janus Aspen Series Amendment No. 7 to Fund Participation Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Janus Aspen Series Amendment No. 8 to Fund Participation Agreement (Service Shares) dated 02/24/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Janus Capital Management LLC Administrative Services Letter Agreement dated 05/06/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Janus Distributors, Inc. Distribution and Shareholder Services Agreement dated 08/28/2000 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Janus Funds Distribution and Shareholder Services Agreement - Janus Aspen Series - Service Shares dated 10/19/2001 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)
Janus Distributors, LLC letter amendment to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements dated 08/14/2006 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(i)	Janus Distributors LLC Amendment to Distribution and Shareholder Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Janus Aspen Series Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(k)	Janus Distributors LLC Amendment to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Janus Services LLC Supplemental Agreement - Letter Regarding handling of Mutual Fund Orders dated 05/20/2005 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 10/15/2019 - Filed as Ex-99(B)(8M13) on 04/282020 (Accession No. 0000009713-20-000049)
(n)	Janus Aspen Series Amendment to Fund Participation Agreement (Service Shares) dated 10/15/2019 - Filed as Ex-99(B)(8M14) on 04/282020 (Accession No. 0000009713-20-000049)

15. MFS
(a)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)
MFS Fund Distributors, Inc. Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(c)	MFS Fund Distributors, Inc. Amended & Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000049)
(d)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(e)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(f)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

16. PIMCO
(a)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(b)	PIMCO Participation Agreement Amendment and Novation dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	PIMCO Novation 1 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	PIMCO Novation 2 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust dtd 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 3/01/10 Accession No. 0000898745-10-000129)

(f)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 3/01/10 Accession No. 0000898745-10-000129)

(g)	PIMCO Assignment and Amendment to Services Agreement dated 03/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	PIMCO Instrument of Accession and Amendment dated 08/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

17. Principal Variable Contracts Funds, Inc.
(a)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (Letter) dated 06/17/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(g)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000044)
(h)	Principal Variable Contracts Funds, Inc. 12b-1 Letter dated 12/30/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Principal Variable Contracts Funds, Inc. 12b-1 Letter Amendment No. 1 dated 11/09/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	Principal Variable Contracts Funds, Inc. Rule 22c-2 dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

18. Van Eck
(a)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(b)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(e)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(g)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Van Eck Securities Corporation Service Agreement Amendment No.4 dated 05/01/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(j)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Van Eck Securities Corporation Service Agreement Amendment No. 5 dated 05/01/2018 (filed with the Commission on 04/29/2019 Accession No. 0000009713-19-000034)
(l)	Van Eck Securities Corporation Service Agreement Amendment No. 6 dated 10/15/2019 - Filed as Ex-99(B)(8R12) on 04/282020 (Accession No. 0000009713-20-000049)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000049)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2)
Powers of Attorney - Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000046), filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000049) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000068) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000060) for C. Muruzabal and filed herein for H. E. Mitchell *

(3) Opinion of Counsel *

(m)	Financial Statement Schedules

Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2022 *
Schedule III - Supplementary Insurance Information as of December 31, 2022, 2021 and 2020 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2022, 2021 and 2020 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(n)	Initial Capital Agreements - N/A

*    Filed herein
**     To be filed by Amendment.

Item 28. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Media Group 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
H. ELIZABETH MITCHELL 107 West 89th Street, Apt. 2B New York, NY 10024	Director Member, Audit Committee
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit and Executive Committees
ALFREDO RIVERA Condominio Lomas del Valle Flats 21, Torre A, Apt. 7 Pozos de Santa Ana San Jose, Costa Rica 10903	Director Member, Audit and Human Resources Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	Senior Executive Managing Director - Global Head of Investments, Principal Asset Management
DAVID M. BLAKE(1)	Senior Executive Managing Director - Global Head of Public Markets, Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Executive Vice President Principal Global Services and Chief Human Resources Officer
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President and Chief Executive Officer - Principal Asset Management
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer
NATALIE LAMARQUE(1)	Executive Vice President, General Counsel and Secretary
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President and Chief Risk Officer
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Senior Vice President and Controller
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President - Head of Life Protection Solutions
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
A. SHEA TREADWAY(1)	Senior Vice President - USIS Distribution
ROBERTO WALKER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2022 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2022)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	99
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (EU) Limited*	Ireland	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	88.02
→ PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
→ Finisterre Holdings Limited*	Malta	100
→ Finisterre Capital UK Limited*	Wales/United Kingdom	100
→ Finisterre Capital LLP*	Wales/United Kingdom	86
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100

→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management	China	50
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	75.41
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Enterprise Capital, LLC*#	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ Veloxiti Commercial Contracting, Inc.	Delaware	40
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100

→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal International India (UK) LTD*#	United Kingdom	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Hipotecaria Security Principal, S.A.*	Chile	49
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	90.55
→ RobustWealth, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter
Cody Lawler	Vice President, Operations
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

A. Shea Treadway	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Janis J. Winterof	Vice President, Associate General Counsel and Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$35,793,969	0	0	0
Item 32. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 33. Management Services

N/A

Item 34. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2023.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 27, 2023
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ J. M. Pitz	Senior Vice President and Controller	April 27, 2023
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 27, 2023
D. D. Strable-Soethout

/s/ J. S. Auerbach	Director	April 27, 2023
J. S. Auerbach

/s/ M. E. Beams	Director	April 27, 2023
M. E. Beams

/s/ J. Carter-Miller	Director	April 27, 2023
J. Carter-Miller

/s/ M. T. Dan	Director	April 27, 2023
M. T. Dan

/s/ R. C. Hochschild	Director	April 27, 2023
R. C. Hochschild

/s/ S. M. Mills	Director	April 27, 2023
S. M. Mills

/s/ H. E. Mitchell	Director	April 27, 2023
H. E. Mitchell

/s/ C. Muruzabal	Director	April 27, 2023
C. Muruzabal

/s/ D. C. Nordin	Director	April 27, 2023
D. C. Nordin

/s/ B. C. Pickerell	Director	April 27, 2023
B. C. Pickerell

/s/ C. S. Richer	Director	April 27, 2023
C. S. Richer

/s/ A. Rivera	Director	April 27, 2023
A. Rivera
*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*
Pursuant to Powers of Attorney
Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000046), filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000049) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000068) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000060) for C. Muruzabal and filed herein for H. E. Mitchell